UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: July 31

Date of reporting period: January 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
January 31, 2017
Columbia Government Money Market Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Government Money Market Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Government Money Market Fund   |  Semiannual Report 2017

Columbia Government Money Market Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Government Money Market Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio management
Leonard Aplet, CFA
John McColley
Average annual total returns (%) (for the period ended January 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A		10/06/75	0.03	0.04	0.02	0.68
Class B	Excluding sales charges	03/20/95	0.03	0.04	0.02	0.54
	Including sales charges		-4.97	-4.96	-0.38	0.54
Class C	Excluding sales charges	06/26/00	0.03	0.04	0.02	0.54
	Including sales charges		-0.97	-0.96	0.02	0.54
Class I		03/04/04	0.07	0.07	0.03	0.74
Class R *		08/03/09	0.03	0.04	0.02	0.69
Class R5		12/11/06	0.06	0.07	0.02	0.73
Class W		12/01/06	0.03	0.04	0.02	0.66
Class Z *		04/30/10	0.03	0.04	0.02	0.68
Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) (applied as follows: first year 5%; second year 4%; third and forth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter). The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Prior to March 27, 2017, Class W shares were sold without a sales charge and, therefore, the returns shown for Class W shares do not reflect any sales charge. Effective March 27, 2017, Class W shares are renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The performance of different share classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
Prior to October 1, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold to any significant extent (i.e., over 0.5% of total assets). Consequently, the performance information may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Columbia Government Money Market Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2017)
Repurchase Agreements	10.2
U.S. Government & Agency Obligations	77.6
U.S. Treasury Obligations	12.2
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
4	Columbia Government Money Market Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2016 — January 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,000.30	1,023.44	2.04	2.06	0.40
Class B	1,000.00	1,000.00	1,000.30	1,023.44	2.04	2.06	0.40
Class C	1,000.00	1,000.00	1,000.30	1,023.44	2.04	2.06	0.40
Class I	1,000.00	1,000.00	1,000.70	1,023.80	1.68	1.70	0.33
Class R	1,000.00	1,000.00	1,000.30	1,023.44	2.04	2.06	0.40
Class R5	1,000.00	1,000.00	1,000.60	1,023.75	1.73	1.75	0.34
Class W	1,000.00	1,000.00	1,000.30	1,023.39	2.09	2.11	0.41
Class Z	1,000.00	1,000.00	1,000.30	1,023.44	2.04	2.06	0.40
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
From time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not limited the expenses of the Fund during the six months ended January 31, 2017, the annualized expense ratios would have been 0.62% for Class A, 1.27% for Class B, 0.74% for Class C, 0.33% for Class I, 0.74% for Class R, 0.38% for Class R5, 0.62% for Class W and 0.52% for Class Z. The actual expenses paid would have been $3.16 for Class A, $6.47 for Class B, $3.77 for Class C, $1.68 for Class I, $3.77 for Class R, $1.94 for Class R5, $3.16 for Class W and $2.65 for Class Z; the hypothetical expenses paid would have been $3.19 for Class A, $6.53 for Class B, $3.81 for Class C, $1.70 for Class I, $3.81 for Class R, $1.96 for Class R5, $3.19 for Class W and $2.68 for Class Z.
Columbia Government Money Market Fund | Semiannual Report 2017	5

Portfolio of Investments
January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Repurchase Agreements 9.9%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party RBC Capital Markets LLC
dated 01/31/17, matures 02/01/17,
repurchase price $75,001,083 (collateralized by U.S. Treasury Securities, Total Market Value $76,500,087)
	0.520%	75,000,000	75,000,000
Tri-party TD Securities (USA) LLC
dated 01/31/17, matures 02/01/17,
repurchase price $36,400,526 (collateralized by U.S. Government Agencies, Total Market Value $37,128,001)
	0.520%	36,400,000	36,400,000
Total Repurchase Agreements (Cost $111,400,000)			111,400,000

U.S. Government & Agency Obligations 75.3%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal Home Loan Banks
02/01/17	0.000%	37,199,000	37,199,000
02/02/17	0.250%	31,000,000	30,999,575
02/03/17	0.330%	43,300,000	43,298,809
02/07/17	0.440%	20,000,000	19,998,327
02/09/17	0.440%	29,200,000	29,196,756
02/14/17	0.470%	25,158,000	25,153,439
02/16/17	0.490%	27,000,000	26,994,206
02/17/17	0.490%	40,200,000	40,190,821
02/23/17	0.500%	42,800,000	42,786,499
02/24/17	0.500%	32,569,000	32,558,284
03/01/17	0.500%	36,000,000	35,985,779
03/02/17	0.490%	17,000,000	16,993,153
03/03/17	0.520%	10,000,000	9,995,583
03/08/17	0.510%	12,000,000	11,993,933
03/10/17	0.510%	17,600,000	17,590,684
03/14/17	0.510%	30,000,000	29,982,234
03/17/17	0.530%	28,000,000	27,981,862
03/21/17	0.530%	25,000,000	24,982,360
03/22/17	0.530%	30,000,000	29,978,358
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
04/12/17	0.530%	25,000,000	24,974,236
05/25/17	0.750%	32,000,000	32,000,000
09/27/17	0.750%	16,000,000	16,000,000
Federal Home Loan Banks Discount Notes
02/08/17	0.440%	41,000,000	40,996,014
02/10/17	0.470%	66,000,000	65,991,546
02/13/17	0.460%	46,000,000	45,992,487
02/15/17	0.490%	28,000,000	27,994,400
02/22/17	0.500%	34,800,000	34,789,472
Federal Home Loan Mortgage Corp.
02/07/17	0.440%	4,200,000	4,199,643
03/09/17	0.750%	15,500,000	15,500,000
04/21/17	0.520%	6,000,000	5,993,219
Tennessee Valley Authority
02/14/17	0.460%	3,000,000	2,999,469
Total U.S. Government & Agency Obligations (Cost $851,290,148)			851,290,148

U.S. Treasury Obligations 11.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
04/30/17	0.580%	24,000,000	23,999,238
07/31/17	0.583%	35,000,000	34,981,176
10/31/17	0.674%	40,000,000	39,990,372
01/31/18	0.778%	35,000,000	35,029,767
Total U.S. Treasury Obligations (Cost $134,000,553)			134,000,553

Total Investments (Cost: $1,096,690,701)	1,096,690,701
Other Assets & Liabilities, Net	34,414,952
Net Assets	1,131,105,653

Notes to Portfolio of Investments
(a)	Variable rate security.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Government Money Market Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Repurchase Agreements	—	111,400,000	—	111,400,000
U.S. Government & Agency Obligations	—	851,290,148	—	851,290,148
U.S. Treasury Obligations	—	134,000,553	—	134,000,553
Total Investments	—	1,096,690,701	—	1,096,690,701
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2017	7

Statement of Assets and Liabilities
January 31, 2017
Assets
Investments, at cost
Unaffiliated issuers, at cost	$985,290,701
Repurchase agreements, at cost	111,400,000
Total investments, at cost	1,096,690,701
Investments, at value
Unaffiliated issuers, at value	985,290,701
Repurchase agreements, at value	111,400,000
Total investments, at value	1,096,690,701
Cash	40,536,371
Receivable for:
Capital shares sold	1,487,434
Interest	152,351
Expense reimbursement due from Investment Manager	6,144
Prepaid expenses	4,031
Other assets	15,044
Total assets	1,138,892,076
Liabilities
Payable for:
Capital shares purchased	7,156,924
Distributions to shareholders	10,242
Management services fees	12,033
Distribution and/or service fees	13
Transfer agent fees	322,358
Compensation of board members	161,780
Compensation of chief compliance officer	147
Other expenses	122,926
Total liabilities	7,786,423
Net assets applicable to outstanding capital stock	$1,131,105,653
Represented by
Paid in capital	1,131,261,383
Excess of distributions over net investment income	(156,744)
Accumulated net realized gain	1,014
Total - representing net assets applicable to outstanding capital stock	$1,131,105,653
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Government Money Market Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
January 31, 2017
Class A
Net assets	$908,201,555
Shares outstanding	908,012,402
Net asset value per share	$1.00
Class B
Net assets	$612,628
Shares outstanding	613,680
Net asset value per share	$1.00
Class C
Net assets	$24,282,241
Shares outstanding	24,284,527
Net asset value per share	$1.00
Class I
Net assets	$662,941
Shares outstanding	662,452
Net asset value per share	$1.00
Class R
Net assets	$4,830,393
Shares outstanding	4,831,780
Net asset value per share	$1.00
Class R5
Net assets	$1,229,877
Shares outstanding	1,229,767
Net asset value per share	$1.00
Class W
Net assets	$73,112
Shares outstanding	73,112
Net asset value per share	$1.00
Class Z
Net assets	$191,212,906
Shares outstanding	191,248,534
Net asset value per share	$1.00
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2017	9

Statement of Operations
Six Months Ended January 31, 2017
Net investment income
Income:
Interest	$2,978,450
Total income	2,978,450
Expenses:
Management services fees	2,766,404
Distribution and/or service fees
Class B	3,242
Transfer agent fees
Class A	1,679,636
Class B	1,171
Class C	35,563
Class I	10
Class R	7,956
Class R5	80
Class W	122
Class Z	260,624
Compensation of board members	26,470
Custodian fees	9,546
Printing and postage fees	150,802
Registration fees	67,219
Audit fees	14,193
Legal fees	8,184
Compensation of chief compliance officer	147
Other	14,528
Total expenses	5,045,897
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,134,306)
Total net expenses	2,911,591
Net investment income	66,859
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	26
Net realized gain	26
Net realized and unrealized gain	26
Net increase in net assets resulting from operations	$66,885
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Government Money Market Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations
Net investment income	$66,859	$126,543
Net realized gain	26	376,966
Net increase in net assets resulting from operations	66,885	503,509
Distributions to shareholders
Net investment income
Class A	(52,503)	(113,509)
Class B	(31)	(132)
Class C	(1,233)	(2,467)
Class I	(284)	(66)
Class R	(277)	(638)
Class R5	(434)	(123)
Class W	(4)	(8)
Class Z	(9,208)	(14,495)
Net realized gains
Class A	(313,196)	—
Class B	(215)	—
Class C	(7,030)	—
Class I	(172)	—
Class R	(1,397)	—
Class R5	(314)	—
Class W	(24)	—
Class Z	(52,795)	—
Total distributions to shareholders	(439,117)	(131,438)
Decrease in net assets from capital stock activity	(393,887,590)	(76,543,064)
Total decrease in net assets	(394,259,822)	(76,170,993)
Net assets at beginning of period	1,525,365,475	1,601,536,468
Net assets at end of period	$1,131,105,653	$1,525,365,475
Excess of distributions over net investment income	$(156,744)	$(159,629)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	1,024,125,943	1,024,125,944	1,438,478,681	1,438,478,682
Distributions reinvested	359,573	359,573	111,588	111,588
Redemptions	(1,445,220,468)	(1,445,220,471)	(1,533,207,361)	(1,533,207,588)
Net decrease	(420,734,952)	(420,734,954)	(94,617,092)	(94,617,318)
Class B
Subscriptions	116,491	116,491	817,645	817,646
Distributions reinvested	226	226	101	101
Redemptions (a)	(564,229)	(564,229)	(2,232,023)	(2,231,798)
Net decrease	(447,512)	(447,512)	(1,414,277)	(1,414,051)
Class C
Subscriptions	12,642,723	12,642,723	28,981,291	28,981,291
Distributions reinvested	7,949	7,949	2,342	2,342
Redemptions	(12,498,020)	(12,498,020)	(30,700,462)	(30,700,462)
Net increase (decrease)	152,652	152,652	(1,716,829)	(1,716,829)
Class I
Distributions reinvested	451	451	66	66
Net increase	451	451	66	66
Class R
Subscriptions	4,559,499	4,559,499	7,769,789	7,769,789
Distributions reinvested	1,671	1,671	630	630
Redemptions	(5,634,669)	(5,634,669)	(8,521,255)	(8,521,255)
Net decrease	(1,073,499)	(1,073,499)	(750,836)	(750,836)
Class R5
Subscriptions	59,308	59,308	2,695,253	2,695,253
Distributions reinvested	748	748	123	123
Redemptions	(26,504)	(26,504)	(2,144,024)	(2,144,025)
Net increase	33,552	33,552	551,352	551,351
Class W
Subscriptions	63,399	63,400	297,406	297,406
Distributions reinvested	26	26	8	8
Redemptions	(78,611)	(78,611)	(254,053)	(254,053)
Net increase (decrease)	(15,186)	(15,185)	43,361	43,361
Class Z
Subscriptions	102,049,843	102,049,842	127,262,023	127,262,023
Distributions reinvested	59,860	59,860	12,326	12,326
Redemptions	(73,912,797)	(73,912,797)	(105,913,157)	(105,913,157)
Net increase	28,196,906	28,196,905	21,361,192	21,361,192
Total net decrease	(393,887,588)	(393,887,590)	(76,543,063)	(76,543,064)

(a)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Government Money Market Fund | Semiannual Report 2017

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Columbia Government Money Market Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
1/31/2017 (b)	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2015	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2014	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2013	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2012	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
Class B
1/31/2017 (b)	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2015	$1.00	(0.00) (c)	0.00 (c)	(0.00) (c)	(0.00) (c)	—
7/31/2014	$1.00	(0.00) (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2013	$1.00	(0.00) (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2012	$1.00	(0.00) (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
Class C
1/31/2017 (b)	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2015	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2014	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2013	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2012	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
Class I
1/31/2017 (b)	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2015	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2014	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2013	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2012	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
Class R
1/31/2017 (b)	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2015	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2014	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2013	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2012	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Government Money Market Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Net assets, end of period (000’s)

(0.00) (c)	$1.00	0.03%	0.69% (d)	0.40% (d)	0.01% (d)	$908,202
(0.00) (c)	$1.00	0.01%	0.67%	0.31% (e)	0.01%	$1,329,247
(0.00) (c)	$1.00	0.01%	0.71%	0.11% (e)	0.01%	$1,423,534
(0.00) (c)	$1.00	0.01%	0.78%	0.09% (e)	0.01%	$1,605,518
(0.00) (c)	$1.00	0.03%	0.80%	0.13% (e)	0.01%	$1,756,157
(0.00) (c)	$1.00	0.01%	0.71%	0.14% (e)	0.01%	$1,846,163

(0.00) (c)	$1.00	0.03%	1.44% (d)	0.40% (d)	0.01% (d)	$613
(0.00) (c)	$1.00	0.01%	1.42%	0.29% (e)	0.01%	$1,060
(0.00) (c)	$1.00	0.01%	1.47%	0.12% (e)	(0.01%)	$2,474
(0.00) (c)	$1.00	0.01%	1.53%	0.10% (e)	(0.01%)	$5,686
(0.00) (c)	$1.00	0.03%	1.55%	0.14% (e)	(0.00%) (c)	$9,860
(0.00) (c)	$1.00	0.01%	1.46%	0.14% (e)	(0.00%) (c)	$12,159

(0.00) (c)	$1.00	0.03%	0.70% (d)	0.40% (d)	0.01% (d)	$24,282
(0.00) (c)	$1.00	0.01%	0.67%	0.31% (e)	0.01%	$24,137
(0.00) (c)	$1.00	0.01%	0.71%	0.11% (e)	0.01%	$25,847
(0.00) (c)	$1.00	0.01%	0.78%	0.09% (e)	0.01%	$28,023
(0.00) (c)	$1.00	0.03%	0.79%	0.13% (e)	0.00% (c)	$27,580
(0.00) (c)	$1.00	0.01%	0.72%	0.13% (e)	0.01%	$10,252

(0.00) (c)	$1.00	0.07%	0.42% (d)	0.33% (d)	0.08% (d)	$663
(0.00) (c)	$1.00	0.01%	0.42%	0.32%	0.01%	$663
(0.00) (c)	$1.00	0.01%	0.41%	0.10%	0.01%	$662
(0.00) (c)	$1.00	0.01%	0.41%	0.09%	0.01%	$662
(0.00) (c)	$1.00	0.03%	0.40%	0.12%	0.01%	$662
(0.00) (c)	$1.00	0.01%	0.40%	0.10%	0.03%	$391

(0.00) (c)	$1.00	0.03%	0.70% (d)	0.40% (d)	0.01% (d)	$4,830
(0.00) (c)	$1.00	0.01%	0.67%	0.30% (e)	0.01%	$5,905
(0.00) (c)	$1.00	0.01%	0.71%	0.11% (e)	0.01%	$6,655
(0.00) (c)	$1.00	0.01%	0.78%	0.09% (e)	0.01%	$8,051
(0.00) (c)	$1.00	0.03%	0.78%	0.12% (e)	0.00% (c)	$6,904
(0.00) (c)	$1.00	0.01%	0.71%	0.14% (e)	0.02%	$654
Columbia Government Money Market Fund | Semiannual Report 2017	15

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R5
1/31/2017 (b)	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2015	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2014	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2013	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2012	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
Class W
1/31/2017 (b)	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2015	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2014	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2013	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2012	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
Class Z
1/31/2017 (b)	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2015	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2014	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—
7/31/2013	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
7/31/2012	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	—

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)	For the six months ended January 31, 2017 (unaudited).
(c)	Rounds to zero.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Government Money Market Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Net assets, end of period (000’s)

(0.00) (c)	$1.00	0.06%	0.43% (d)	0.34% (d)	0.07% (d)	$1,230
(0.00) (c)	$1.00	0.01%	0.43%	0.31%	0.01%	$1,197
(0.00) (c)	$1.00	0.01%	0.43%	0.10%	0.01%	$645
(0.00) (c)	$1.00	0.01%	0.44%	0.09%	0.01%	$499
(0.00) (c)	$1.00	0.03%	0.44%	0.13%	0.01%	$640
(0.00) (c)	$1.00	0.01%	0.42%	0.12%	0.03%	$773

(0.00) (c)	$1.00	0.03%	0.70% (d)	0.41% (d)	0.01% (d)	$73
(0.00) (c)	$1.00	0.01%	0.67%	0.35% (e)	0.01%	$88
(0.00) (c)	$1.00	0.01%	0.71%	0.11% (e)	0.01%	$45
(0.00) (c)	$1.00	0.01%	0.79%	0.10% (e)	0.00% (c)	$50
(0.00) (c)	$1.00	0.03%	0.80%	0.12% (e)	0.01%	$2,073
(0.00) (c)	$1.00	0.01%	0.74%	0.13% (e)	0.00% (c)	$2,074

(0.00) (c)	$1.00	0.03%	0.70% (d)	0.40% (d)	0.01% (d)	$191,213
(0.00) (c)	$1.00	0.01%	0.67%	0.32% (e)	0.01%	$163,069
(0.00) (c)	$1.00	0.01%	0.71%	0.11% (e)	0.01%	$141,674
(0.00) (c)	$1.00	0.01%	0.78%	0.09% (e)	0.01%	$143,541
(0.00) (c)	$1.00	0.03%	0.80%	0.13% (e)	0.01%	$129,435
(0.00) (c)	$1.00	0.01%	0.71%	0.14% (e)	0.01%	$70,390
Columbia Government Money Market Fund | Semiannual Report 2017	17

Notes to Financial Statements
January 31, 2017 (Unaudited)
Note 1. Organization
Columbia Government Money Market Fund (formerly known as Columbia Money Market Fund) (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective October 1, 2016, Columbia Money Market Fund was renamed Columbia Government Money Market Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge (CDSC).
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On or about March 27, 2017, Class I shares were exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Effective March 27, 2017, Class W shares are no longer offered for sale. Class W shares, when available, were not subject to sales charges and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Effective March 27, 2017, Class W shares were renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
18	Columbia Government Money Market Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2017:
	RBC Capital Markets ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	75,000,000	36,400,000	111,400,000
Total Financial and Derivative Net Assets	75,000,000	36,400,000	111,400,000
Total collateral received (pledged) (a)	75,000,000	36,400,000	111,400,000
Net Amount (b)	—	—	—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Government Money Market Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
20	Columbia Government Money Market Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.390% to 0.180% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2017 was 0.379% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Total transfer agency fees for Class I shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to
Columbia Government Money Market Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Class I shares. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I shares did not pay transfer agency fees.
For the six months ended January 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Class A	0.27%
Class B	0.27
Class C	0.28
Class I	0.00 (a)
Class R	0.28
Class R5	0.01
Class W	0.28
Class Z	0.28

(a)	Rounds to zero.
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At January 31, 2017, the Fund’s total potential future obligation over the life of the Guaranty is $48,161. The liability remaining at January 31, 2017 for non-recurring charges associated with the lease amounted to $27,117 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at January 31, 2017 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $3,719, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to Class A and Class W shares, and a fee at an annual rate of up to 0.85%, 0.75% and 0.50% of the Fund’s average daily net assets attributable to Class B, Class C and Class R shares, respectively. For the six months ended January 31, 2017, the Fund did not pay fees for Class A, Class C, Class R and Class W shares. For Class B shares, of the 0.85% fee, up to 0.75% is reimbursed for distribution expenses. For the six months ended January 31, 2017, the Fund paid fees equal to 0.75% of the 0.85% for Class B shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,929,000 and $1,238,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2016, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
22	Columbia Government Money Market Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Sales charges
CDSCs received by the Distributor for distributing Fund shares for the six months ended January 31, 2017, if any, are listed below:
Amount ($)
Class A	3,856
Class B	1
Class C	5,219
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
Fee rates contractual through November 30, 2017
Class A	0.62%
Class B	1.27
Class C	1.27
Class I	0.33
Class R	0.77
Class R5	0.38
Class W	0.62
Class Z	0.52
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purposes of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2017, the cost of investments for federal income tax purposes was approximately $1,096,691,000.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Government Money Market Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 5. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2017.
Note 6. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Government money market fund risk
Although government money market funds (such as the Fund) may seek to preserve the value of shareholders’ investment at $1.00 per share, the net asset values of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of $1.00 per share.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
24	Columbia Government Money Market Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Shareholder concentration risk
At January 31, 2017, affiliated shareholders of record owned 79.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 7. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 8. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Government Money Market Fund | Semiannual Report 2017	25

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
26	Columbia Government Money Market Fund | Semiannual Report 2017

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Columbia Government Money Market Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR200_07_G01_(03/17)

SemiAnnual Report
January 31, 2017
Columbia Strategic Municipal Income Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Strategic Municipal Income Fund   |

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Strategic Municipal Income Fund   |

Columbia Strategic Municipal Income Fund  |

Fund at a Glance
(Unaudited)
Investment objective
Columbia Strategic Municipal Income Fund (the Fund) seeks total return, with a focus on income exempt from federal income tax and capital appreciation.
Portfolio management
Catherine Stienstra
Lead manager
Managed Fund since 2007
Chad Farrington, CFA
Co-manager
Managed Fund since April 2016
Average annual total returns (%) (for the period ended January 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/24/76	-3.80	0.16	4.03	4.56
	Including sales charges		-6.70	-2.92	3.42	4.24
Class B	Excluding sales charges	03/20/95	-4.16	-0.59	3.25	3.77
	Including sales charges		-8.88	-5.40	2.90	3.77
Class C	Excluding sales charges	06/26/00	-4.17	-0.59	3.25	3.75
	Including sales charges		-5.11	-1.56	3.25	3.75
Class R4 *		03/19/13	-3.92	0.40	4.23	4.65
Class R5 *		12/11/13	-3.69	0.40	4.19	4.64
Class Z *		09/27/10	-3.70	0.40	4.29	4.70
Bloomberg Barclays Municipal Bond Index			-3.34	-0.28	2.94	4.34
Bloomberg Barclays High Yield Municipal Bond Index			-3.91	3.85	5.44	4.14
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
The Bloomberg Barclays High Yield Municipal Bond Index measures the non-investment-grade and non-rated US dollar-denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington DC, Puerto Rico, Guam and the Virgin Islands).
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Strategic Municipal Income Fund |	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2017)
AAA rating	2.3
AA rating	16.9
A rating	32.0
BBB rating	30.7
BB rating	2.6
Not rated	15.5
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at January 31, 2017)
Illinois	20.5
California	8.7
Texas	7.8
Pennsylvania	7.7
New York	5.3
Wisconsin	4.8
Florida	4.5
Michigan	3.9
Missouri	3.4
Minnesota	3.3
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia Strategic Municipal Income Fund |

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2016 – January 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	962.00	1,021.35	4.05	4.17	0.81
Class B	1,000.00	1,000.00	958.40	1,017.53	7.78	8.02	1.56
Class C	1,000.00	1,000.00	958.30	1,017.53	7.78	8.02	1.56
Class R4	1,000.00	1,000.00	960.80	1,022.63	2.80	2.89	0.56
Class R5	1,000.00	1,000.00	963.10	1,022.57	2.85	2.94	0.57
Class Z	1,000.00	1,000.00	963.00	1,022.63	2.80	2.89	0.56
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Strategic Municipal Income Fund |	5

Portfolio of Investments
January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 3.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New Hampshire 0.3%
New Hampshire Health & Education Facilities Authority Act(a)
Revenue Bonds
University of New Hampshire VRDN Series 2012B-2
07/01/33	0.600%	2,650,000	2,650,000
New York 2.8%
City of New York(a)
General Obligation Unlimited Notes
VRDN Subordinated Series 2013-D3
08/01/38	0.630%	5,200,000	5,200,000
New York City Transitional Finance Authority Future Tax Secured(a)
Revenue Bonds
Future Tax VRDN Subordinated Series 2012C
11/01/36	0.630%	4,000,000	4,000,000
New York City Transitional Finance Authority Future Tax Secured(a),(b)
Revenue Bonds
NYC Recovery VRDN Subordinated Series 2002-3-3H (Royal Bank of Canada)
11/01/22	0.620%	2,250,000	2,250,000
New York City Water & Sewer System(a)
Revenue Bonds
2nd General Resolution VRDN Series 2016BB (State Street Bank and Trust Co.)
06/15/49	0.620%	7,000,000	7,000,000
2nd General Resolution Fiscal 2015 VRDN Series 2015
06/15/48	0.620%	4,000,000	4,000,000
Syracuse Industrial Development Agency(a),(b)
Revenue Bonds
Syracuse University VRDN Series 2008A-2 (JPMorgan Chase Bank)
12/01/37	0.590%	2,700,000	2,700,000
Total			25,150,000
Oklahoma 0.6%
Oklahoma Turnpike Authority(a)
Refunding Revenue Bonds
2nd Senior Series 2010F
01/01/28	0.610%	4,920,000	4,920,000
Total Floating Rate Notes (Cost $32,720,000)			32,720,000

Municipal Bonds 96.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.7%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama Series 2015
06/01/34	5.000%	4,000,000	4,415,040
County of Jefferson
Revenue Bonds
Series 2004A
01/01/23	5.250%	1,500,000	1,506,105
Total			5,921,145
Alaska 0.7%
City of Koyukuk
Prerefunded 10/01/19 Revenue Bonds
Tanana Chiefs Conference Health Care Series 2011
10/01/32	7.500%	3,665,000	4,245,426
Tanana Chiefs Conference Health Care Series 2011
10/01/41	7.750%	2,000,000	2,329,780
Total			6,575,206
Arizona 1.5%
Arizona Health Facilities Authority
Prerefunded 01/01/18 Revenue Bonds
Banner Health Series 2008D
01/01/32	5.375%	1,900,000	1,976,893
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy Series 2015
06/15/45	5.625%	820,000	805,683
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Series 2016
02/15/46	5.000%	5,000,000	5,180,150
Maricopa County Industrial Development Authority(c)
Revenue Bonds
Christian Care Surprise, Inc. Series 2016
01/01/36	5.750%	1,600,000	1,477,520
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Edison Co. Series 2000B
06/01/35	5.000%	2,225,000	2,414,703

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic Municipal Income Fund |

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University Medical Center Corp.
Prerefunded 07/01/19 Revenue Bonds
Series 2009
07/01/39	6.500%	1,000,000	1,123,300
Total			12,978,249
California 8.7%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities Series 2012
07/01/47	5.000%	4,100,000	4,297,456
California Health Facilities Financing Authority
Refunding Revenue Bonds
Adventist Health System West Series 2016
03/01/39	4.000%	2,200,000	2,165,042
California Municipal Finance Authority(c)
Revenue Bonds
California Baptist University Series 2016A
11/01/46	5.000%	1,000,000	974,860
Julian Charter School Project Series 2015A
03/01/45	5.625%	4,000,000	3,903,320
California School Finance Authority(c)
Revenue Bonds
River Springs Charter School Project Series 2015
07/01/46	6.375%	3,000,000	3,059,400
River Springs Charter School Project Series 2015
07/01/46	6.375%	415,000	423,217
California State Public Works Board
Revenue Bonds
Judicial Council Projects Series 2011D
12/01/31	5.000%	5,000,000	5,623,800
Various Capital Projects Series 2012A
04/01/37	5.000%	650,000	717,659
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center Series 2014
12/01/54	5.500%	3,000,000	3,135,570
California Statewide Communities Development Authority(c)
Revenue Bonds
Loma Linda University Medical Center Series 2016A
12/01/46	5.000%	500,000	511,195
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien Series 2014C
01/15/33	6.250%	1,155,000	1,353,452
Series 2014A
01/15/46	5.750%	4,250,000	4,844,745
Glendale Unified School District(d)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/32	0.000%	1,000,000	512,160
Series 2015B
09/01/33	0.000%	1,100,000	533,302
Riverside County Transportation Commission(d)
Revenue Bonds
Senior Lien Series 2013B
06/01/29	0.000%	2,500,000	1,409,500
Rowland Water District
Prerefunded 12/01/18 Certificate of Participation
Recycled Water Project Series 2008
12/01/39	6.250%	1,500,000	1,641,945
San Diego Public Facilities Financing Authority Sewer
Prerefunded 05/15/19 Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	1,500,000	1,639,800
San Francisco City & County Redevelopment Agency
Prerefunded 08/01/19 Tax Allocation Bonds
Mission Bay South Redevelopment Project Series 2009D
08/01/31	6.500%	500,000	565,250
Santee CDC Successor Agency
Tax Allocation Bonds
Santee Community Redevelopment Project Series 2011A
08/01/41	7.000%	2,000,000	2,424,920
State of California
Prerefunded 06/01/17 Unlimited General Obligation Bonds
Various Purpose Series 2007
06/01/37	5.000%	750,000	760,687
Various Purpose Series 2007
06/01/37	5.000%	485,000	491,911
Prerefunded 12/01/17 Unlimited General Obligation Bonds
Various Purpose Series 2007
12/01/37	5.000%	2,165,000	2,240,320

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund |	7

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds
Various Purpose Series 2009
04/01/31	5.750%	15,000,000	16,362,150
Various Purpose Series 2010
03/01/30	5.250%	1,000,000	1,104,180
Various Purpose Series 2010
03/01/33	6.000%	5,625,000	6,366,994
Various Purpose Series 2012
04/01/35	5.250%	4,500,000	5,098,725
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	3,655,000	3,663,297
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,007
Various Purpose Series 2007
12/01/37	5.000%	835,000	859,298
West Covina Community Development Commission
Refunding Special Tax Bonds
Fashion Plaza Series 1996
09/01/17	6.000%	855,000	872,297
Total			77,558,459
Colorado 2.3%
Colorado Educational & Cultural Facilities Authority(c)
Improvement Refunding Revenue Bonds
Skyview Charter School Series 2014
07/01/44	5.375%	750,000	765,585
Skyview Charter School Series 2014
07/01/49	5.500%	700,000	717,892
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities Series 2015
12/01/35	5.000%	850,000	901,646
NCMC, Inc. Project Series 2016
05/15/31	4.000%	5,000,000	5,228,900
Unrefunded Revenue Bonds
Health Facilities Evangelical Lutheran Series 2005
06/01/23	5.250%	125,000	125,346
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/26	5.375%	10,325,000	11,206,239
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	735,000	735,331
Series 2007
12/15/37	5.500%	820,000	806,355
Total			20,487,294
District of Columbia 0.4%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital Series 2015
07/15/44	5.000%	2,910,000	3,179,844
Revenue Bonds
KIPP Charter School Series 2013
07/01/48	6.000%	300,000	342,576
Total			3,522,420
Florida 4.5%
Capital Trust Agency, Inc.(c)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project Series 2015
12/01/45	7.000%	1,335,000	1,302,720
Central Florida Expressway Authority
Refunding Revenue Bonds
Series 2016A
07/01/37	4.000%	10,000,000	10,117,300
City of Lakeland
Revenue Bonds
Lakeland Regional Health Series 2015
11/15/45	5.000%	5,000,000	5,314,300
County of Miami-Dade
Refunding Revenue Bonds
Series 2016B
04/01/32	4.000%	5,000,000	5,166,650
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project Series 2014A
06/15/34	5.875%	415,000	419,416
Renaissance Charter School Series 2015
06/15/46	6.125%	980,000	981,558

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic Municipal Income Fund |

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Municipal Loan Council(d)
Revenue Bonds
Capital Appreciation Series 2000A (NPFGC)
04/01/20	0.000%	3,470,000	3,178,763
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport Series 2015A
10/01/44	5.000%	2,220,000	2,411,009
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/40	5.000%	1,000,000	1,074,090
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center Series 2012
06/01/36	5.000%	250,000	260,247
Revenue Bonds
Presbyterian Retirement Communities Series 2016
08/01/36	5.000%	2,000,000	2,119,460
Presbyterian Retirement Communities Series 2016
08/01/41	5.000%	2,000,000	2,103,460
Palm Beach County Health Facilities Authority
Prerefunded 11/15/20 Revenue Bonds
ACTS Retirement-Life Communities Series 2010
11/15/33	5.500%	5,000,000	5,717,450
Total			40,166,423
Georgia 2.3%
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (NPFGC)
08/01/25	5.200%	2,665,000	3,056,968
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	6,830,812
Gainesville & Hall County Hospital Authority(e)
Refunding Revenue Bonds
Northeast Georgia Health System Project Series 2017
02/15/37	5.000%	4,280,000	4,700,810
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gainesville & Hall County Hospital Authority
Revenue Bonds
Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	5,000,000	5,381,500
Total			19,970,090
Hawaii 0.4%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	1,500,000	1,609,275
Series 2010B
07/01/30	5.625%	280,000	305,693
Series 2010B
07/01/40	5.750%	370,000	400,669
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui Series 2012
11/15/37	5.250%	705,000	745,989
Revenue Bonds
Hawaii Pacific University Series 2013A
07/01/33	6.625%	655,000	703,581
Total			3,765,207
Idaho 0.7%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project Series 2014A
10/01/44	8.000%	4,365,000	4,630,566
Terraces of Boise Project Series 2014A
10/01/49	8.125%	1,635,000	1,740,474
Total			6,371,040
Illinois 20.6%
Chicago Board of Education
Unlimited General Obligation Bonds
Project Series 2015C
12/01/39	5.250%	2,000,000	1,575,000
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien Series 2013B
01/01/35	5.250%	3,000,000	3,300,180

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund |	9

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Series 2014B
01/01/35	5.000%	5,000,000	5,450,650
Chicago O’Hare International Airport
Revenue Bonds
Customer Facility Charge Senior Lien Series 2013
01/01/43	5.750%	2,285,000	2,566,626
General 3rd Lien Series 2011A
01/01/39	5.750%	1,820,000	2,042,240
Series 2015D
01/01/46	5.000%	4,390,000	4,725,352
Chicago O’Hare International Airport(f)
Revenue Bonds
Senior Lien Series 2017G AMT
01/01/42	5.000%	1,500,000	1,617,930
Senior Lien Series 2017G AMT
01/01/47	5.000%	1,000,000	1,070,170
Senior Lien Series 2017J AMT
01/01/37	5.000%	2,000,000	2,162,340
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/40	5.000%	1,650,000	1,765,005
City of Chicago
Refunding Revenue Bonds
Series 2002
01/01/33	5.000%	5,245,000	5,449,712
Series 2002
01/01/34	5.000%	1,000,000	1,035,650
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility Series 2010
12/01/18	6.125%	355,000	362,462
Unlimited General Obligation Bonds
Project Series 2011A
01/01/35	5.250%	4,500,000	4,298,580
Project Series 2011A
01/01/40	5.000%	6,020,000	5,498,668
Project Series 2012A
01/01/33	5.000%	5,000,000	4,701,500
Series 2009C
01/01/34	5.000%	1,890,000	1,772,858
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2009C
01/01/40	5.000%	3,500,000	3,196,900
Series 2015A
01/01/33	5.500%	1,350,000	1,323,311
Unlimited General Obligation Refunding Bonds
Project Series 2014A
01/01/35	5.000%	1,000,000	933,710
Project Series 2014A
01/01/36	5.000%	11,745,000	10,941,642
Series 2012C
01/01/20	5.000%	2,000,000	2,016,100
Series 2016C
01/01/20	5.000%	1,000,000	1,008,050
Series 2016C
01/01/35	5.000%	1,000,000	934,780
City of Chicago(e)
Unlimited General Obligation Bonds
Series 2017A
01/01/38	6.000%	4,185,000	4,187,846
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien Series 2015C
01/01/39	5.000%	530,000	561,954
Revenue Bonds
2nd Lien Series 2012
01/01/25	5.000%	5,000,000	5,420,500
2nd Lien Series 2012
01/01/42	5.000%	5,000,000	5,252,900
2nd Lien Series 2014
01/01/34	5.000%	1,000,000	1,064,840
2nd Lien Series 2014
01/01/39	5.000%	2,000,000	2,116,020
City of Chicago Waterworks
Revenue Bonds
2nd Lien Series 2012
11/01/31	5.000%	2,000,000	2,156,000
2nd Lien Series 2014
11/01/44	5.000%	650,000	693,804
2nd Lien Series 2016
11/01/28	5.000%	860,000	958,083

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic Municipal Income Fund |

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien Series 2015 (AGM)
03/01/40	4.000%	5,000,000	5,061,950
Illinois Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center Series 2009C
11/01/39	6.625%	2,150,000	2,405,313
Prerefunded 08/01/17 Revenue Bonds
Sherman Health System Series 2007A
08/01/37	5.500%	2,000,000	2,045,780
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers Series 2009
08/15/38	6.875%	10,700,000	12,172,748
Prerefunded 11/15/19 Revenue Bonds
Riverside Health System Series 2009
11/15/35	6.250%	605,000	684,388
Refunding Revenue Bonds
OSF Healthcare System Series 2015A
11/15/45	5.000%	5,000,000	5,355,650
Rush University Medical Center Series 2015A
11/15/38	5.000%	2,750,000	2,942,225
Rush University Medical Center Series 2015B
11/15/39	5.000%	1,810,000	1,936,519
Silver Cross Hospital & Medical Centers Series 2015C
08/15/35	5.000%	1,500,000	1,601,985
Swedish Covenant Series 2010A
08/15/38	6.000%	2,475,000	2,812,565
Swedish Covenant Hospital Series 2016
08/15/35	5.000%	500,000	520,390
Swedish Covenant Hospital Series 2016
08/15/36	5.000%	1,000,000	1,037,630
Swedish Covenant Hospital Series 2016
08/15/37	5.000%	1,000,000	1,036,840
Revenue Bonds
Northwestern Memorial Hospital Series 2009A
08/15/30	5.750%	3,000,000	3,298,860
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Riverside Health System Series 2009
11/15/35	6.250%	395,000	433,078
Illinois Finance Authority(d)
Subordinated Revenue Bonds
Regency Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	13,745,000	12,973,493
Metropolitan Pier & Exposition Authority(d)
Revenue Bonds
Capital Appreciation Series 1993A Escrowed to Maturity (FGIC)
06/15/21	0.000%	1,870,000	1,721,391
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Refunding Bonds
Series 2016A
12/01/27	5.000%	5,000,000	5,913,650
Northern Illinois Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
12/01/35	4.000%	3,000,000	3,026,610
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/28	6.000%	5,000,000	5,684,550
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/26	5.500%	1,955,000	2,062,290
Series 2013
07/01/33	5.500%	5,000,000	5,210,700
Series 2013
07/01/38	5.500%	875,000	904,540
Series 2014
02/01/33	5.250%	3,000,000	3,056,250
Series 2016
06/01/37	4.000%	2,500,000	2,071,050
Series 2016
01/01/41	5.000%	4,790,000	4,750,195
Total			182,882,003
Indiana 0.7%
Hospital Authority of Vigo County(c)
Prerefunded 09/01/17 Revenue Bonds
Union Hospital, Inc. Series 2007
09/01/37	5.700%	1,050,000	1,079,285

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund |	11

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health Series 2008
11/01/32	5.375%	1,000,000	1,058,880
Revenue Bonds
BHI Senior Living Series 2016A
11/15/46	5.250%	2,500,000	2,630,775
Parkview Health System Series 2009A
05/01/31	5.750%	1,000,000	1,081,840
Total			5,850,780
Iowa 1.3%
City of Coralville
Tax Allocation Bonds
Tax Increment Series 2007C
06/01/39	5.125%	2,425,000	2,211,406
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community Series 2012
09/01/27	5.000%	1,000,000	980,650
Sunrise Retirement Community Series 2012
09/01/32	5.500%	1,500,000	1,499,925
Sunrise Retirement Community Series 2012
09/01/43	5.750%	830,000	833,096
Revenue Bonds
Genesis Health System Series 2013
07/01/33	5.000%	5,000,000	5,558,050
Total			11,083,127
Kansas 0.5%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System Series 2015
09/01/45	5.000%	3,725,000	4,069,637
Kentucky 1.1%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health System Series 2010B
03/01/40	6.375%	1,700,000	1,850,739
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Baptist Healthcare System Series 2009A
08/15/27	5.625%	1,000,000	1,048,990
Louisville Arena Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	800,000	837,296
Owensboro Medical Health System Series 2010A
03/01/45	6.500%	2,950,000	3,218,214
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc. Series 2016
10/01/34	4.000%	2,500,000	2,481,100
Total			9,436,339
Louisiana 2.1%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC Series 2011
07/01/36	6.000%	4,000,000	4,253,800
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	1,750,000	1,999,410
Louisiana Public Facilities Authority
Refunding Revenue Bonds
19th Judicial District Court Series 2015 (AGM)
06/01/36	5.000%	1,000,000	1,087,960
Ochsner Clinic Foundation Series 2016
05/15/36	4.000%	6,225,000	6,117,805
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car Series 2009A
01/01/40	6.500%	4,600,000	4,967,310
Total			18,426,285
Maryland 0.4%
Maryland Economic Development Corp.(f)
Revenue Bonds
Purple Line Light Rail Project Series 2016 AMT
03/31/41	5.000%	2,400,000	2,566,872

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic Municipal Income Fund |

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue Series 2015
07/01/40	5.000%	1,200,000	1,286,772
Total			3,853,644
Massachusetts 0.6%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/27	5.500%	500,000	612,780
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project Series 2016
10/01/41	5.000%	2,000,000	2,093,540
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center Series 2007E
07/15/37	5.000%	2,200,000	2,220,812
Total			4,927,132
Michigan 3.9%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien Series 2012A
07/01/39	5.250%	1,700,000	1,832,532
City of Detroit Water Supply System
Revenue Bonds
Senior Lien Series 2011A
07/01/41	5.250%	1,500,000	1,597,665
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare Series 2014A
07/01/47	5.000%	505,000	540,799
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien Series 2016B
07/01/46	5.000%	6,615,000	7,092,008
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority Series 2014C-6
07/01/33	5.000%	430,000	469,453
Series 2015
11/15/45	5.000%	1,220,000	1,315,990
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Beaumont Health Credit Group Series 2016S
11/01/44	5.000%	7,500,000	8,106,225
Local Government Loan Program - Great Lakes Water Authority Series 2015
07/01/34	5.000%	1,000,000	1,077,500
Local Government Loan Program - Great Lakes Water Authority Series 2015
07/01/35	5.000%	5,000,000	5,368,950
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/45	5.000%	6,455,000	7,001,028
Total			34,402,150
Minnesota 3.3%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project Series 2015
07/01/50	6.125%	3,000,000	3,057,030
City of Bloomington
Refunding Revenue Bonds
Gideon Pond Commons LLC Senior Series 2010
12/01/26	5.750%	2,000,000	2,021,100
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project Series 2016
11/01/35	5.500%	1,000,000	954,890
City of Minneapolis
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services Series 2008A
11/15/23	6.375%	1,000,000	1,092,610
Fairview Health Services Series 2008A
11/15/32	6.750%	1,000,000	1,099,040
City of North Oaks
Prerefunded 10/01/17 Revenue Bonds
Presbyterian Homes Series 2007
10/01/47	6.500%	5,000,000	5,184,050
Refunding Revenue Bonds
Waverly Gardens Project Series 2016
10/01/47	5.000%	4,000,000	3,977,960

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund |	13

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services Series 2008C
07/01/30	5.750%	800,000	852,848
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services Series 2009
07/01/39	5.750%	2,350,000	2,601,544
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
HealthEast Care System Project Series 2015
11/15/40	5.000%	400,000	423,892
Minneapolis-St. Paul Metropolitan Airports Commission(f)
Refunding Revenue Bonds
Subordinated Series 2016D AMT
01/01/41	5.000%	750,000	820,515
Minnesota Higher Education Facilities Authority
Revenue Bonds
Augsburg College Series 2016A
05/01/46	5.000%	610,000	644,032
Hamline University 7th Series 2011K2
10/01/40	6.000%	2,250,000	2,502,405
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home Series 2010
03/01/35	6.350%	1,000,000	1,049,430
Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	700,000	736,974
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project Series 2016A
08/01/36	5.250%	2,850,000	2,578,936
Total			29,597,256
Mississippi 0.1%
Mississippi Business Finance Corp.
Revenue Bonds
Series 2009A
05/01/24	4.700%	1,040,000	1,091,397
Mississippi Home Corp.
Revenue Bonds
Series 2007E-1 (GNMA / FNMA)
12/01/37	5.850%	170,000	179,086
Total			1,270,483
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 3.4%
Arnold Retail Corridor Transportation Development District
Revenue Bonds
Series 2010
05/01/38	6.650%	5,000,000	5,127,550
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project Series 2010
11/01/25	6.000%	430,000	436,175
City of St. Louis Airport
Revenue Bonds
Lambert-St. Louis International Airport Series 2009A-1
07/01/34	6.625%	5,000,000	5,556,650
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services Series 2011
02/01/41	6.000%	650,000	710,924
Lutheran Senior Services Series 2014
02/01/44	5.000%	2,275,000	2,360,631
Medical Research Lutheran Services Series 2016A
02/01/36	5.000%	1,000,000	1,039,670
Kirkwood Industrial Development Authority
Revenue Bonds
Aberdeen Heights Series 2010A
05/15/39	8.250%	3,000,000	3,300,090
Missouri Development Finance Board
Revenue Bonds
St. Joseph Sewage System Improvements Series 2011
05/01/31	5.250%	500,000	544,335
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/41	4.000%	5,000,000	5,046,400
St. Louis County Industrial Development Authority
Refunding & Improvement Revenue Bonds
Ranken-Jordan Project Series 2016
11/15/36	4.000%	1,000,000	876,010
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group Series 2015
12/01/35	5.000%	1,500,000	1,460,625

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic Municipal Income Fund |

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Friendship Village Sunset Hills Series 2012
09/01/32	5.000%	1,120,000	1,190,482
Friendship Village Sunset Hills Series 2012
09/01/42	5.000%	2,000,000	2,095,040
Friendship Village Sunset Hills Series 2013A
09/01/23	5.000%	690,000	775,746
Total			30,520,328
Nebraska 1.3%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital Series 2014
05/15/44	5.000%	4,350,000	4,577,462
Unrefunded Revenue Bonds
Health Facilities-Children’s Hospital Medical Center Series 2008
08/15/31	6.125%	1,275,000	1,302,693
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System Series 2015
11/01/36	4.125%	2,000,000	1,999,900
Madison County Hospital Authority No. 1
Revenue Bonds
Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	3,500,000	3,713,605
Total			11,593,660
Nevada 0.9%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	2,600,000	2,756,884
County of Clark Department of Aviation
Revenue Bonds
Las Vegas-McCarran International Airport Series 2010A
07/01/34	5.125%	4,250,000	4,586,728
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy Series 2015A
12/15/35	5.000%	570,000	555,026
Total			7,898,638
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire 0.1%
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital Series 2016
10/01/38	5.000%	850,000	900,745
New Jersey 1.5%
New Jersey Economic Development Authority
Refunding Revenue Bonds
Series 2015XX
06/15/21	5.000%	4,500,000	4,742,190
Revenue Bonds
MSU Student Housing Project-Provident Series 2010
06/01/31	5.750%	1,500,000	1,625,385
Provident Group-Rowan Properties LLC Series 2015
01/01/48	5.000%	1,200,000	1,225,908
Series 2015WW
06/15/40	5.250%	375,000	379,793
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program Series 2015AA
06/15/41	5.250%	5,000,000	5,063,900
Total			13,037,176
New Mexico 0.3%
New Mexico Hospital Equipment Loan Council
Prerefunded 08/01/18 Revenue Bonds
Presbyterian Healthcare Services Series 2008
08/01/32	6.375%	685,000	738,341
Presbyterian Healthcare Services Series 2008
08/01/32	6.375%	1,480,000	1,595,248
Total			2,333,589
New York 2.5%
Brooklyn Arena Local Development Corp.
Prerefunded 01/15/20 Revenue Bonds
Barclays Center Project Series 2009
07/15/30	6.000%	1,500,000	1,702,530
Refunding Revenue Bonds
Barclays Center Project Series 2016A
07/15/42	5.000%	450,000	487,418

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund |	15

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York
Unlimited General Obligation Bonds
Series 2016B1
12/01/33	5.000%	500,000	580,430
Glen Cove Local Economic Assistance Corp.(a),(d)
Revenue Bonds
Garvies Point Series 2016 CABS
01/01/55	0.000%	2,500,000	1,666,125
Metropolitan Transportation Authority(d)
Refunding Revenue Bonds
Series 2012A
11/15/32	0.000%	2,605,000	1,502,017
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation Series 1993A
07/01/18	5.750%	2,385,000	2,473,054
New York Transportation Development Corp.(f)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Series 2016 AMT
07/01/41	4.000%	5,925,000	5,437,550
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal Series 2010
12/01/42	6.000%	5,000,000	5,625,000
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/34	5.000%	2,000,000	2,176,660
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien Series 2010C
11/01/37	6.125%	580,000	678,130
Unrefunded Revenue Bonds
Senior Lien Series 2010C-2
11/01/37	6.125%	70,000	76,917
Total			22,405,831
North Carolina 0.3%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Southminster, Inc. Series 2016
10/01/37	5.000%	1,800,000	1,775,232
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority(d)
Revenue Bonds
Series 2017C
07/01/32	0.000%	2,000,000	980,480
Total			2,755,712
Ohio 2.2%
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/47	5.875%	12,000,000	10,965,000
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities Series 2011
08/01/36	5.250%	1,870,000	2,005,163
County of Lucas
Prerefunded 11/01/20 Improvement Revenue Bonds
Lutheran Homes Series 2010A
11/01/35	6.625%	5,000,000	5,931,800
Miami University(e)
Refunding Revenue Bonds
Series 2017
09/01/34	5.000%	675,000	773,071
Total			19,675,034
Oregon 1.0%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront Series 2014A
10/01/44	5.400%	525,000	554,652
Oregon Health & Science University
Prerefunded 06/01/19 Revenue Bonds
Series 2009A
07/01/39	5.750%	1,500,000	1,659,420
Oregon State Facilities Authority
Refunding Revenue Bonds
Samaritan Health Services Project Series 2016S
10/01/32	5.000%	1,800,000	1,961,118
Port of Portland Airport(f)
Revenue Bonds
Series 2017-24B AMT
07/01/42	5.000%	1,000,000	1,114,090
Series 2017-24B AMT
07/01/47	5.000%	3,000,000	3,328,170
Total			8,617,450

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic Municipal Income Fund |

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 7.7%
Allegheny County Hospital Development Authority(d)
Refunding Revenue Bonds
Capital Appreciation Magee-Women’s Hospital Project Series 1992 Escrowed to Maturity (NPFGC / FGIC)
10/01/17	0.000%	5,115,000	5,078,070
Commonwealth Financing Authority
Revenue Bonds
Series 2015A
06/01/35	5.000%	1,950,000	2,115,711
Commonwealth of Pennsylvania
Unlimited General Obligation Bonds
2nd Lien Series 2016
09/15/34	4.000%	5,000,000	5,100,000
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries Series 2015
01/01/38	5.000%	1,280,000	1,347,430
East Hempfield Township Industrial Development Authority
Revenue Bonds
Student Service, Inc. Student Housing Project Series 2014
07/01/46	5.000%	1,000,000	1,028,020
Lancaster County Hospital Authority
Refunding Revenue Bonds
Masonic Villages of the Grand Lodge of Pennsylvania Series 2015
11/01/35	5.000%	700,000	766,759
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network Series 2015
01/15/45	5.250%	1,850,000	1,946,940
Northampton County General Purpose Authority
Prerefunded 08/15/18 Revenue Bonds
Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	1,000,000	1,065,020
Pennsylvania Economic Development Financing Authority(f)
Revenue Bonds
PA Bridges Finco LP Series 2015 AMT
12/31/38	5.000%	2,500,000	2,636,225
PA Bridges Finco LP Series 2015 AMT
06/30/42	5.000%	7,000,000	7,387,030
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Shippensburg University Series 2011
10/01/31	6.000%	2,000,000	2,184,620
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/46	3.500%	2,770,000	2,890,246
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2016A
12/01/36	5.000%	5,000,000	5,453,900
Refunding Subordinated Revenue Bonds
Mass Transit Projects Series 2016A-1
12/01/41	5.000%	4,800,000	5,194,848
Revenue Bonds
Series 2014C
12/01/44	5.000%	2,500,000	2,736,925
Series 2015B
12/01/40	5.000%	2,500,000	2,705,650
Series 2016A-1
12/01/41	5.000%	5,000,000	5,512,950
Philadelphia Authority for Industrial Development(e)
Refunding Revenue Bonds
Thomas Jefferson University Series 2017
09/01/42	5.000%	1,500,000	1,641,450
Philadelphia Authority for Industrial Development
Revenue Bonds
First Philadelphia Preparatory Charter School Series 2014
06/15/43	7.250%	750,000	854,415
Philadelphia Municipal Authority
Revenue Bonds
Lease Series 2009
04/01/34	6.500%	700,000	760,452
Pocono Mountains Industrial Park Authority
Revenue Bonds
St. Luke’s Hospital-Monroe Project Series 2015
08/15/40	5.000%	1,450,000	1,543,684
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District Series 2016
06/01/34	5.000%	8,000,000	8,510,800
Total			68,461,145

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund |	17

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 1.4%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric Series 1991 (NPFGC)
01/01/21	6.250%	1,000,000	1,165,790
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project Series 2014A
11/01/45	7.250%	1,315,000	1,411,311
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2014C
12/01/46	5.000%	5,000,000	5,506,150
Series 2016B
12/01/56	5.000%	2,500,000	2,695,150
Revenue Bonds
Series 2015E
12/01/55	5.250%	1,085,000	1,188,411
Total			11,966,812
South Dakota 0.2%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group Series 2015
11/01/45	5.000%	1,580,000	1,701,628
Tennessee 0.6%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I Series 2015
10/01/35	5.000%	355,000	374,642
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding Revenue Bonds
Lipscomb University Project Series 2016A
10/01/41	5.000%	3,370,000	3,651,867
Revenue Bonds
Vanderbilt University Medical Center Series 2016
07/01/46	5.000%	1,200,000	1,303,164
Total			5,329,673
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 7.8%
Bexar County Health Facilities Development Corp.
Prerefunded 07/01/20 Revenue Bonds
Army Retirement Residence Series 2010
07/01/30	5.875%	155,000	177,725
Army Retirement Residence Project Series 2010
07/01/45	6.200%	1,100,000	1,273,140
Refunding Revenue Bonds
Army Retirement Residence Foundation Series 2016
07/15/31	4.000%	2,000,000	1,946,380
Army Retirement Residence Foundation Series 2016
07/15/36	4.000%	3,000,000	2,755,680
Unrefunded Revenue Bonds
Army Retirement Residence Series 2010
07/01/30	5.875%	30,000	32,607
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese Series 2005B
04/01/45	6.125%	550,000	608,548
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien Series 2011
01/01/41	6.000%	5,580,000	6,506,113
Refunding Revenue Bonds
Series 2016
01/01/40	5.000%	5,000,000	5,395,100
Revenue Bonds
Senior Lien Series 2015A
01/01/40	5.000%	2,000,000	2,150,540
Central Texas Turnpike System(d)
Refunding Revenue Bonds
Series 2015B
08/15/37	0.000%	2,000,000	851,660
Central Texas Turnpike System
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/42	5.000%	2,500,000	2,708,650
City of Austin Airport System(e),(f)
Revenue Bonds
Series 2017B AMT
11/15/41	5.000%	1,000,000	1,099,830
Series 2017B AMT
11/15/46	5.000%	1,000,000	1,096,400

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic Municipal Income Fund |

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Austin Electric Utility
Refunding Revenue Bonds
Series 2008A
11/15/35	5.250%	2,000,000	2,147,240
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools Series 2011
08/15/31	5.500%	1,750,000	1,885,030
Idea Public Schools Series 2012
08/15/32	5.000%	580,000	601,257
Idea Public Schools Series 2012
08/15/42	5.000%	1,500,000	1,533,435
Idea Public Schools Series 2013
08/15/33	6.000%	260,000	294,931
International Leadership Series 2015
08/15/38	5.750%	2,015,000	2,054,413
Series 2015A
12/01/45	5.000%	400,000	417,420
Dallas Love Field(f)
Revenue Bonds
Series 2017 AMT
11/01/33	5.000%	1,000,000	1,114,210
Series 2017 AMT
11/01/36	5.000%	1,000,000	1,101,240
Harris County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
YMCA Greater Houston Area Series 2013A
06/01/38	5.000%	1,500,000	1,578,825
Harris County Health Facilities Development Corp.
Prerefunded 12/01/18 Revenue Bonds
Memorial Hermann Healthcare System Series 2008B
12/01/35	7.250%	2,200,000	2,440,372
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc. Series 2011
05/15/31	6.500%	270,000	324,500
Unrefunded Revenue Bonds
Cosmos Foundation, Inc. Series 2011
05/15/31	6.500%	230,000	262,754
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park Series 2016
07/01/36	4.250%	1,500,000	1,470,780
Cardinal Bay, Inc. - Village on the Park Series 2016
07/01/46	5.000%	1,600,000	1,658,304
Cardinal Bay, Inc. - Village on the Park Series 2016
07/01/51	4.750%	750,000	760,710
Collegiate Housing Corpus Christi Series 2016
04/01/31	5.000%	335,000	356,510
Collegiate Housing Corpus Christi Series 2016
04/01/36	5.000%	355,000	370,631
Collegiate Housing Tarleton State University Series 2015
04/01/47	5.000%	2,465,000	2,534,735
MRC Senior Living-Langford Project Series 2016
11/15/36	5.375%	500,000	463,215
MRC Senior Living-Langford Project Series 2016
11/15/46	5.500%	750,000	684,172
NCCD-College Station Properties LLC Series 2015A
07/01/47	5.000%	6,000,000	6,225,060
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier Series 2015A
01/01/38	5.000%	1,730,000	1,901,754
Series 2016A
01/01/39	4.000%	435,000	434,987
System-2nd Tier
01/01/31	5.000%	585,000	657,189
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/36	5.000%	385,000	371,949
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project Series 2014A
11/15/44	7.750%	500,000	562,380

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund |	19

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools Series 2010A
08/15/40	6.700%	800,000	943,296
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Barton Creek Senior Living Center Series 2015
11/15/40	5.000%	605,000	633,429
Baylor Scott & White Health Series 2016
11/15/36	4.000%	1,000,000	1,013,140
Trinity Terrace Project Series 2014
10/01/49	5.000%	750,000	762,847
Revenue Bonds
Stayton at Museum Way Series 2009A
11/15/44	8.250%	3,000,000	3,150,930
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bonds
Series 2012
12/15/32	5.000%	1,250,000	1,328,225
Uptown Development Authority
Prerefunded 09/01/19 Tax Allocation Bonds
Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	553,260
Total			69,195,503
Virginia 0.6%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution Series 2016
07/01/51	5.000%	1,800,000	1,932,696
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System Senior Series 2012A
07/15/47	5.000%	3,250,000	3,397,843
Total			5,330,539
Washington 2.8%
Central Puget Sound Regional Transit Authority
Revenue Bonds
Green Bonds Series 2016S-1
11/01/41	5.000%	7,795,000	8,947,803
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Energy Northwest
Unrefunded Revenue Bonds
Columbia Generating Station Series 2007
07/01/22	5.000%	2,005,000	2,037,882
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/35	6.000%	1,000,000	952,590
Washington Health Care Facilities Authority
Revenue Bonds
Overlake Hospital Medical Center Series 2010
07/01/30	5.500%	3,000,000	3,278,490
Washington Higher Education Facilities Authority
Refunding Revenue Bonds
Whitworth University Project Series 2009
10/01/40	5.625%	1,050,000	1,168,471
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Bayview Manor Homes Series 2016A
07/01/46	5.000%	425,000	411,128
Presbyterian Retirement Co. Series 2016
01/01/46	5.000%	4,000,000	3,939,680
Skyline 1st Hill Project Series 2015
01/01/35	5.750%	425,000	410,469
Skyline 1st Hill Project Series 2015
01/01/45	6.000%	595,000	570,516
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing-Mirabella Series 2012
10/01/47	6.750%	3,000,000	3,112,980
Revenue Bonds
Heron’s Key Series 2015A
07/01/45	7.000%	200,000	198,618
Total			25,028,627
West Virginia 0.1%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project Series 2010A
12/01/38	5.375%	900,000	983,187

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic Municipal Income Fund |

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 4.9%
Public Finance Authority(f)
Refunding Revenue Bonds
Celanese Project Series 2016C AMT
11/01/30	4.300%	2,000,000	1,958,200
Public Finance Authority
Refunding Revenue Bonds
Celanese Project Series 2016D
11/01/30	4.050%	1,000,000	968,640
Revenue Bonds
FFAH NC & MO Portfolio Series 2015
12/01/45	5.000%	2,000,000	2,012,640
Rose Villa Project Series 2014A
11/15/49	6.000%	1,645,000	1,745,625
State of Wisconsin
Prerefunded 05/01/19 Revenue Bonds
Series 2009
05/01/33	5.750%	285,000	303,066
Unrefunded Revenue Bonds
Series 2009A
05/01/33	5.750%	2,715,000	2,950,391
Wisconsin Health & Educational Facilities Authority
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group Series 2009
02/15/39	6.625%	5,300,000	5,868,584
Prerefunded 04/01/18 Revenue Bonds
Riverview Hospital Association Series 2008
04/01/38	5.750%	3,000,000	3,163,560
Prerefunded 09/01/22 Revenue Bonds
Watertown Regional Medical Center Series 2012
09/01/42	5.000%	2,270,000	2,644,981
Prerefunded 12/03/18 Revenue Bonds
Medical College of Wisconsin Series 2008A
12/01/35	5.250%	3,260,000	3,502,088
Refunding Revenue Bonds
Ascension Health Credit Group Series 2016
11/15/36	4.000%	8,000,000	8,005,760
Saint John’s Communities, Inc. Series 2015B
09/15/45	5.000%	1,000,000	1,032,060
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Aurora Health Care, Inc. Series 2010A
04/15/39	5.625%	1,400,000	1,512,784
Beaver Dam Community Hospitals Series 2013A
08/15/28	5.125%	3,375,000	3,578,107
Marshfield Clinic Series 2012B
02/15/32	5.000%	2,000,000	2,114,720
ThedaCare, Inc. Series 2015
12/15/44	5.000%	1,275,000	1,377,306
Unrefunded Revenue Bonds
Medical College of Wisconsin Series 2008A
12/01/35	5.250%	340,000	359,482
Total			43,097,994
Wyoming 0.1%
County of Laramie
Revenue Bonds
Cheyenne Regional Medical Center Project Series 2012
05/01/32	5.000%	1,000,000	1,073,420
Total Municipal Bonds (Cost $833,231,699)			855,021,060

Municpal Bonds Held in Trust 0.5%

Massachusetts 0.5%
Massachusetts Health & Educational Facilities Authority(a),(c)
Revenue Bonds
Harvard University Series 2009A
11/15/36	5.500%	4,000,000	4,315,880
Total Municipal Bonds Held in Trust (Cost $4,000,000)			4,315,880

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.440%(g)	400,000	400,000
Total Money Market Funds (Cost $400,000)		400,000
Total Investments (Cost $870,351,699)		892,456,940
Other Assets and Liabilities, Net		(6,010,855)
Net Assets		$886,446,085

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund |	21

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
At January 31, 2017, securities and/or cash totaling $768,000 were pledged as collateral.
Investments in derivatives
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	(77)	USD	(11,614,969)	03/2017	75,666	—
U.S. Treasury 10-Year Note	(296)	USD	(36,842,750)	03/2017	124,649	—
Total			(48,457,719)		200,315	—
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $26,624,350 or 3.00% of net assets.
(d)	Zero coupon bond.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Income from this security may be subject to alternative minimum tax.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic Municipal Income Fund |

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	32,720,000	—	32,720,000
Municipal Bonds	—	855,021,060	—	855,021,060
Municpal Bonds Held in Trust	—	4,315,880	—	4,315,880
Money Market Funds	400,000	—	—	400,000
Total Investments	400,000	892,056,940	—	892,456,940
Derivatives
Asset
Futures Contracts	200,315	—	—	200,315
Total	600,315	892,056,940	—	892,657,255
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund |	23

Statement of Assets and Liabilities
January 31, 2017
Assets
Investments, at cost
Unaffiliated issuers, at cost	$870,351,699
Total investments, at cost	870,351,699
Investments, at value
Unaffiliated issuers, at value	892,456,940
Total investments, at value	892,456,940
Cash	80,680
Margin deposits	768,000
Receivable for:
Investments sold	1,980,275
Capital shares sold	4,871,976
Interest	8,947,666
Expense reimbursement due from Investment Manager	56
Prepaid expenses	2,708
Other assets	84,579
Total assets	909,192,880
Liabilities
Short-term floating rate notes outstanding	3,000,000
Payable for:
Investments purchased	42,637
Investments purchased on a delayed delivery basis	13,507,229
Capital shares purchased	3,329,271
Distributions to shareholders	2,622,091
Variation margin	119,719
Management services fees	11,576
Distribution and/or service fees	5,690
Transfer agent fees	30,978
Compensation of board members	57,129
Compensation of chief compliance officer	87
Other expenses	20,388
Total liabilities	22,746,795
Net assets applicable to outstanding capital stock	$886,446,085
Represented by
Paid in capital	863,749,750
Undistributed net investment income	1,742,133
Accumulated net realized loss	(1,351,354)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	22,105,241
Futures contracts	200,315
Total - representing net assets applicable to outstanding capital stock	$886,446,085
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic Municipal Income Fund |

Statement of Assets and Liabilities  (continued)
January 31, 2017
Class A
Net assets	$669,748,895
Shares outstanding	170,153,589
Net asset value per share	$3.94
Maximum offering price per share(a)	$4.06
Class B
Net assets	$184,374
Shares outstanding	46,832
Net asset value per share	$3.94
Class C
Net assets	$40,571,944
Shares outstanding	10,303,579
Net asset value per share	$3.94
Class R4
Net assets	$11,153,024
Shares outstanding	2,837,892
Net asset value per share	$3.93
Class R5
Net assets	$6,361,351
Shares outstanding	1,619,244
Net asset value per share	$3.93
Class Z
Net assets	$158,426,497
Shares outstanding	40,350,277
Net asset value per share	$3.93

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund |	25

Statement of Operations
Six Months Ended January 31, 2017
Net investment income
Income:
Dividends — unaffiliated issuers	$5
Interest	19,312,565
Total income	19,312,570
Expenses:
Management services fees	2,113,709
Distribution and/or service fees
Class A	852,182
Class B	1,112
Class C	183,952
Transfer agent fees
Class A	231,690
Class B	76
Class C	12,430
Class R4	3,651
Class R5	1,866
Class Z	49,941
Compensation of board members	14,812
Custodian fees	3,817
Printing and postage fees	28,178
Registration fees	72,016
Audit fees	15,668
Legal fees	7,266
Interest expense	17,339
Compensation of chief compliance officer	87
Other	11,187
Total expenses	3,620,979
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(81,287)
Total net expenses	3,539,692
Net investment income	15,772,878
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(805,420)
Futures contracts	1,582,745
Net realized gain	777,325
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(53,576,142)
Futures contracts	849,974
Net change in unrealized appreciation (depreciation)	(52,726,168)
Net realized and unrealized loss	(51,948,843)
Net decrease in net assets resulting from operations	$(36,175,965)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Strategic Municipal Income Fund |

Statement of Changes in Net Assets
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations
Net investment income	$15,772,878	$26,361,099
Net realized gain	777,325	3,354,368
Net change in unrealized appreciation (depreciation)	(52,726,168)	25,783,857
Net increase (decrease) in net assets resulting from operations	(36,175,965)	55,499,324
Distributions to shareholders
Net investment income
Class A	(11,949,855)	(23,579,061)
Class B	(3,046)	(12,067)
Class C	(507,555)	(642,563)
Class R4	(204,134)	(109,938)
Class R5	(135,746)	(141,955)
Class Z	(2,785,799)	(2,162,695)
Net realized gains
Class A	(1,625,869)	(1,768,491)
Class B	(478)	(1,234)
Class C	(94,056)	(54,766)
Class R4	(27,952)	(4,902)
Class R5	(19,104)	(3,850)
Class Z	(363,782)	(100,965)
Total distributions to shareholders	(17,717,376)	(28,582,487)
Increase in net assets from capital stock activity	121,506,641	177,497,024
Total increase in net assets	67,613,300	204,413,861
Net assets at beginning of period	818,832,785	614,418,924
Net assets at end of period	$886,446,085	$818,832,785
Undistributed net investment income	$1,742,133	$1,555,390
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund |	27

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	32,433,023	131,219,600	27,539,259	112,998,005
Distributions reinvested	3,043,560	12,206,815	5,210,601	21,300,569
Redemptions	(21,873,184)	(87,281,109)	(18,234,838)	(74,636,948)
Net increase	13,603,399	56,145,306	14,515,022	59,661,626
Class B
Distributions reinvested	780	3,135	2,878	11,730
Redemptions (a)	(21,595)	(88,768)	(56,855)	(231,946)
Net decrease	(20,815)	(85,633)	(53,977)	(220,216)
Class C
Subscriptions	4,522,996	18,399,592	3,172,090	13,071,773
Distributions reinvested	138,387	554,202	163,519	669,396
Redemptions	(1,264,609)	(5,028,318)	(565,353)	(2,317,633)
Net increase	3,396,774	13,925,476	2,770,256	11,423,536
Class R4
Subscriptions	1,261,054	5,160,868	1,916,192	7,921,193
Distributions reinvested	57,818	231,366	27,777	114,305
Redemptions	(598,492)	(2,409,806)	(96,553)	(395,496)
Net increase	720,380	2,982,428	1,847,416	7,640,002
Class R5
Subscriptions	826,044	3,356,164	1,347,228	5,491,475
Distributions reinvested	38,619	154,602	35,337	145,213
Redemptions	(713,489)	(2,802,815)	(50,975)	(209,087)
Net increase	151,174	707,951	1,331,590	5,427,601
Class Z
Subscriptions	28,753,055	115,747,818	25,230,258	103,770,392
Distributions reinvested	664,772	2,658,443	421,523	1,730,216
Redemptions	(17,832,892)	(70,575,148)	(2,911,784)	(11,936,133)
Net increase	11,584,935	47,831,113	22,739,997	93,564,475
Total net increase	29,435,847	121,506,641	43,150,304	177,497,024

(a)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Strategic Municipal Income Fund |

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Columbia Strategic Municipal Income Fund |	29

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
01/31/2017 (c)	$4.18	0.07	(0.23)	(0.16)	(0.07)	(0.01)
07/31/2016	$4.02	0.16	0.17	0.33	(0.16)	(0.01)
07/31/2015	$4.00	0.17	0.02	0.19	(0.17)	—
07/31/2014	$3.83	0.17	0.17	0.34	(0.17)	—
07/31/2013	$4.09	0.16	(0.26)	(0.10)	(0.16)	—
07/31/2012 (h)	$3.82	0.11	0.27	0.38	(0.11)	—
11/30/2011	$3.74	0.17	0.08	0.25	(0.17)	—
Class B
01/31/2017 (c)	$4.18	0.06	(0.23)	(0.17)	(0.06)	(0.01)
07/31/2016	$4.02	0.13	0.17	0.30	(0.13)	(0.01)
07/31/2015	$4.00	0.14	0.01	0.15	(0.13)	—
07/31/2014	$3.83	0.14	0.17	0.31	(0.14)	—
07/31/2013	$4.09	0.13	(0.26)	(0.13)	(0.13)	—
07/31/2012 (h)	$3.82	0.09	0.27	0.36	(0.09)	—
11/30/2011	$3.74	0.14	0.08	0.22	(0.14)	—
Class C
01/31/2017 (c)	$4.18	0.06	(0.23)	(0.17)	(0.06)	(0.01)
07/31/2016	$4.02	0.13	0.17	0.30	(0.13)	(0.01)
07/31/2015	$4.00	0.14	0.02	0.16	(0.14)	—
07/31/2014	$3.83	0.14	0.17	0.31	(0.14)	—
07/31/2013	$4.09	0.13	(0.26)	(0.13)	(0.13)	—
07/31/2012 (h)	$3.82	0.09	0.27	0.36	(0.09)	—
11/30/2011	$3.74	0.14	0.08	0.22	(0.14)	—
Class R4
01/31/2017 (c)	$4.18	0.08	(0.24)	(0.16)	(0.08)	(0.01)
07/31/2016	$4.01	0.17	0.18	0.35	(0.17)	(0.01)
07/31/2015	$3.99	0.18	0.02	0.20	(0.18)	—
07/31/2014	$3.83	0.18	0.16	0.34	(0.18)	—
07/31/2013 (i)	$4.08	0.06	(0.25)	(0.19)	(0.06)	—
Class R5
01/31/2017 (c)	$4.17	0.08	(0.23)	(0.15)	(0.08)	(0.01)
07/31/2016	$4.02	0.17	0.16	0.33	(0.17)	(0.01)
07/31/2015	$3.99	0.18	0.03	0.21	(0.18)	—
07/31/2014 (k)	$3.80	0.12	0.18	0.30	(0.11)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Strategic Municipal Income Fund |

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.08)	$3.94	(3.80%)	0.83% (d),(e)	0.81% (d),(e)	3.55% (d)	11%	$669,749
(0.17)	$4.18	8.45%	0.84% (e)	0.80% (e),(f)	3.89%	11%	$654,691
(0.17)	$4.02	4.67%	0.84% (e)	0.81% (e)	4.10%	16%	$571,464
(0.17)	$4.00	9.02%	0.85% (e)	0.81% (e)	4.35%	22%	$542,530
(0.16)	$3.83	(2.51%)	0.84% (g)	0.81% (g)	4.02%	16%	$572,179
(0.11)	$4.09	10.16%	0.84% (d),(g)	0.80% (d),(g)	4.27% (d)	13%	$623,462
(0.17)	$3.82	6.86%	0.83% (g)	0.80% (g)	4.56%	30%	$584,728

(0.07)	$3.94	(4.16%)	1.58% (d),(e)	1.56% (d),(e)	2.78% (d)	11%	$184
(0.14)	$4.18	7.64%	1.59% (e)	1.55% (e),(f)	3.16%	11%	$283
(0.13)	$4.02	3.88%	1.59% (e)	1.56% (e)	3.35%	16%	$489
(0.14)	$4.00	8.21%	1.60% (e)	1.56% (e)	3.59%	22%	$1,062
(0.13)	$3.83	(3.23%)	1.59% (g)	1.56% (g)	3.27%	16%	$1,791
(0.09)	$4.09	9.60%	1.59% (d),(g)	1.55% (d),(g)	3.51% (d)	13%	$2,612
(0.14)	$3.82	6.06%	1.58% (g)	1.55% (g)	3.83%	30%	$3,544

(0.07)	$3.94	(4.17%)	1.58% (d),(e)	1.56% (d),(e)	2.79% (d)	11%	$40,572
(0.14)	$4.18	7.64%	1.59% (e)	1.55% (e),(f)	3.12%	11%	$28,896
(0.14)	$4.02	3.89%	1.59% (e)	1.56% (e)	3.35%	16%	$16,649
(0.14)	$4.00	8.21%	1.60% (e)	1.56% (e)	3.59%	22%	$14,086
(0.13)	$3.83	(3.23%)	1.59% (g)	1.56% (g)	3.27%	16%	$15,017
(0.09)	$4.09	9.60%	1.59% (d),(g)	1.55% (d),(g)	3.51% (d)	13%	$13,106
(0.14)	$3.82	6.07%	1.58% (g)	1.55% (g)	3.81%	30%	$9,686

(0.09)	$3.93	(3.92%)	0.58% (d),(e)	0.56% (d),(e)	3.81% (d)	11%	$11,153
(0.18)	$4.18	8.99%	0.60% (e)	0.55% (e),(f)	4.07%	11%	$8,841
(0.18)	$4.01	4.93%	0.60% (e)	0.56% (e)	4.38%	16%	$1,084
(0.18)	$3.99	9.02%	0.60% (e)	0.56% (e)	4.60%	22%	$405
(0.06)	$3.83	(4.65%)	0.58% (d),(j)	0.57% (d),(j)	4.38% (d)	16%	$51

(0.09)	$3.93	(3.69%)	0.57% (d),(e)	0.57% (d),(e)	3.81% (d)	11%	$6,361
(0.18)	$4.17	8.45%	0.57% (e)	0.56% (e)	4.08%	11%	$6,129
(0.18)	$4.02	5.18%	0.57% (e)	0.56% (e)	4.35%	16%	$548
(0.11)	$3.99	8.07%	0.58% (d),(e)	0.55% (d),(e)	4.62% (d)	22%	$91
Columbia Strategic Municipal Income Fund |	31

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
01/31/2017 (c)	$4.17	0.08	(0.23)	(0.15)	(0.08)	(0.01)
07/31/2016	$4.01	0.17	0.17	0.34	(0.17)	(0.01)
07/31/2015	$3.99	0.18	0.02	0.20	(0.18)	—
07/31/2014	$3.82	0.18	0.17	0.35	(0.18)	—
07/31/2013	$4.08	0.17	(0.26)	(0.09)	(0.17)	—
07/31/2012 (h)	$3.81	0.12	0.27	0.39	(0.12)	—
11/30/2011	$3.73	0.18	0.08	0.26	(0.18)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2017 (unaudited).
(d)	Annualized.
(e)	Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01% for the year ended July 31, 2013, 2012 and November 30, 2011. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(h)	For the period from December 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from November 30 to July 31.
(i)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(j)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01% for the year ended July 31, 2013. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income
(k)	Class R5 shares commenced operations on December 11, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Strategic Municipal Income Fund |

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.09)	$3.93	(3.70%)	0.58% (d),(e)	0.56% (d),(e)	3.81% (d)	11%	$158,426
(0.18)	$4.17	8.73%	0.60% (e)	0.55% (e),(f)	4.09%	11%	$119,993
(0.18)	$4.01	4.93%	0.59% (e)	0.56% (e)	4.36%	16%	$24,184
(0.18)	$3.99	9.30%	0.60% (e)	0.56% (e)	4.63%	22%	$10,739
(0.17)	$3.82	(2.28%)	0.59% (g)	0.56% (g)	4.26%	16%	$2,336
(0.12)	$4.08	10.36%	0.60% (d),(g)	0.55% (d),(g)	4.51% (d)	13%	$1,983
(0.18)	$3.81	7.15%	0.57% (g)	0.55% (g)	4.76%	30%	$184
Columbia Strategic Municipal Income Fund |	33

Notes to Financial Statements
January 31, 2017 (Unaudited)
Note 1. Organization
Columbia Strategic Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or
34	Columbia Strategic Municipal Income Fund |

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically
Columbia Strategic Municipal Income Fund |	35

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
36	Columbia Strategic Municipal Income Fund |

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2017:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	200,315*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	1,582,745

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	849,974
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2017:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	49,774,563*

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2017.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Inverse floater program transactions
The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (i) to cause the holders of the short-term floating rate notes to tender their notes at par, and (ii) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts, if any, remain in the Fund’s investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption “Short-term floating rate notes outstanding” in the Statement of Assets and Liabilities. The liability approximates the fair market value of the short-term notes. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any
Columbia Strategic Municipal Income Fund |	37

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
potential appreciation of the underlying bond’s value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trusts, if any, at January 31, 2017 are presented in the Portfolio of Investments. Interest and fee expense related to the short-term floating rate notes, which is accrued daily, is presented in the Statement of Operations and corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. For the six months ended January 31, 2017, the average value of short-term floating rate notes outstanding was $3,000,000 and the annualized average interest rate and fees related to these short-term floating rate notes were 0.67% and 0.52%, respectively.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
38	Columbia Strategic Municipal Income Fund |

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.480% to 0.290% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2017 was 0.477% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Columbia Strategic Municipal Income Fund |	39

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.
For the six months ended January 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Class A	0.07%
Class B	0.07
Class C	0.07
Class R4	0.07
Class R5	0.05
Class Z	0.07
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $240,000 and $236,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
40	Columbia Strategic Municipal Income Fund |

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2017, if any, are listed below:
Amount ($)
Class A	343,042
Class C	5,621
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	December 1, 2016 through November 30, 2017	Prior to December 1, 2016
Class A	0.83%	0.80%
Class B	1.58	1.55
Class C	1.58	1.55
Class R4	0.58	0.55
Class R5	0.59	0.56
Class Z	0.58	0.55
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
870,352,000	39,055,000	(16,950,000)	22,105,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Strategic Municipal Income Fund |	41

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $213,852,587 and $93,727,923, respectively, for the six months ended January 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2017.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Illinois geographic concentration risk
To the extent that the Fund concentrates its investments in the municipal securities issued by a particular state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in such state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
42	Columbia Strategic Municipal Income Fund |

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Shareholder concentration risk
At January 31, 2017, affiliated shareholders of record owned 67.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Strategic Municipal Income Fund |	43

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
44	Columbia Strategic Municipal Income Fund |

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Strategic Municipal Income Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR118_07_G01_(03/17)

SemiAnnual Report
January 31, 2017
Columbia Minnesota Tax-Exempt Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Minnesota Tax-Exempt Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Minnesota Tax-Exempt Fund   |  Semiannual Report 2017

Columbia Minnesota Tax-Exempt Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Minnesota Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from Minnesota state and local tax.
Portfolio management
Catherine Stienstra
Co-manager
Managed Fund since 2007
Anders Myhran, CFA
Co-manager
Managed Fund since October 2016
Average annual total returns (%) (for the period ended January 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	08/18/86	-3.42	-0.64	3.06	4.26
	Including sales charges		-6.39	-3.57	2.44	3.95
Class B	Excluding sales charges	03/20/95	-3.96	-1.39	2.25	3.48
	Including sales charges		-8.70	-6.20	1.89	3.48
Class C	Excluding sales charges	06/26/00	-3.79	-1.39	2.29	3.48
	Including sales charges		-4.74	-2.35	2.29	3.48
Class R4 *		03/19/13	-3.30	-0.22	3.30	4.38
Class R5 *		12/11/13	-3.31	-0.39	3.23	4.35
Class Z *		09/27/10	-3.48	-0.40	3.28	4.41
Bloomberg Barclays Minnesota Municipal Bond Index			-3.13	-0.74	2.43	4.17
Bloomberg Barclays Municipal Bond Index			-3.34	-0.28	2.94	4.34
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays Minnesota Municipal Bond Index is a market capitalization-weighted index of Minnesota Investment-grade bonds with maturities of one year or more.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2017)
AAA rating	3.6
AA rating	38.8
A rating	26.0
BBB rating	11.1
BB rating	2.2
Not rated	18.3
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2016 — January 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	965.80	1,021.40	4.01	4.12	0.80
Class B	1,000.00	1,000.00	960.40	1,017.63	7.69	7.92	1.54
Class C	1,000.00	1,000.00	962.10	1,017.63	7.70	7.92	1.54
Class R4	1,000.00	1,000.00	967.00	1,022.73	2.71	2.78	0.54
Class R5	1,000.00	1,000.00	966.90	1,022.73	2.71	2.78	0.54
Class Z	1,000.00	1,000.00	965.20	1,022.68	2.75	2.83	0.55
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017	5

Portfolio of Investments
January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 0.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.4%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems VRDN Series 2009B-2 (JPMorgan Chase Bank)
11/15/35	0.610%	2,300,000	2,300,000
Total Floating Rate Notes (Cost $2,300,000)			2,300,000

Municipal Bonds 96.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.8%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien Series 2016C
01/01/46	5.000%	3,000,000	3,403,830
Series 2011
01/01/25	5.000%	2,000,000	2,228,120
Subordinated Series 2016B
01/01/22	5.000%	3,145,000	3,592,596
Subordinated Series 2016B
01/01/23	5.000%	3,000,000	3,479,820
Subordinated Series 2016B
01/01/24	5.000%	4,695,000	5,507,799
Revenue Bonds
Senior Series 2010A
01/01/35	5.000%	6,795,000	7,369,653
Senior Series 2010B
01/01/21	5.000%	2,175,000	2,388,150
Subordinated Refunding Revenue Bonds
Series 2012B
01/01/30	5.000%	1,000,000	1,110,080
Series 2012B
01/01/31	5.000%	750,000	830,370
Series 2014A
01/01/34	5.000%	1,000,000	1,121,410
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/22	5.000%	2,680,000	2,854,441
Total			33,886,269
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Assisted Living 1.9%
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project Series 2016
11/01/35	5.500%	3,000,000	2,864,670
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project Series 2012A
11/01/32	5.000%	325,000	331,152
Deer Crest Project Series 2012A
11/01/42	5.000%	1,250,000	1,242,738
Dakota County Community Development Agency
Revenue Bonds
Sanctuary at West St. Paul Project Series 2015
08/01/35	6.000%	4,000,000	3,910,520
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project Series 2016A
08/01/36	5.250%	3,000,000	2,714,670
Total			11,063,750
Charter Schools 3.2%
City of Brooklyn Park
Refunding Revenue Bonds
Prairie Seeds Academy Project Series 2015
03/01/34	5.000%	1,000,000	998,820
Prairie Seeds Academy Project Series 2015
03/01/39	5.000%	2,000,000	1,950,300
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project Series 2014A
07/01/34	5.000%	500,000	520,075
Cologne Academy Charter School Project Series 2014A
07/01/45	5.000%	2,070,000	2,128,002
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project Series 2015
07/01/50	5.500%	1,500,000	1,531,320

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Woodbury
Revenue Bonds
MSA Building Co. Series 2012A
12/01/32	5.000%	220,000	228,778
MSA Building Co. Series 2012A
12/01/43	5.000%	1,500,000	1,537,245
County of Anoka
Revenue Bonds
Spectrum Building Co. Series 2012A
06/01/27	5.000%	290,000	307,310
Spectrum Building Co. Series 2012A
06/01/32	5.000%	300,000	315,480
Spectrum Building Co. Series 2012A
06/01/43	5.000%	1,000,000	1,039,120
Spectrum Building Co. Series 2014A
06/01/47	5.000%	1,600,000	1,653,552
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Hope Community Academy Project Series 2015A
12/01/43	5.000%	3,000,000	3,076,020
Nova Classical Academy Project Series 2016
09/01/36	4.000%	1,000,000	918,210
St. Paul Conservatory Series 2013A
03/01/28	4.000%	200,000	196,132
St. Paul Conservatory Series 2013A
03/01/43	4.625%	1,000,000	990,240
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/41	4.000%	750,000	611,775
Series 2016A
08/01/46	4.250%	1,000,000	829,980
Total			18,832,359
Health Services 0.4%
City of Center City
Revenue Bonds
Hazelden Betty Ford Foundation Project Series 2011
11/01/41	5.000%	1,600,000	1,658,496
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hazelden Betty Ford Foundation Project Series 2014
11/01/44	5.000%	500,000	530,955
Total			2,189,451
Higher Education 12.5%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project Series 2016
12/01/34	5.000%	1,155,000	1,247,319
Concordia College Corp. Project Series 2016
12/01/40	5.000%	1,350,000	1,445,404
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
St. Olaf College 8th Series 2015G
12/01/31	5.000%	740,000	843,593
St. Olaf College 8th Series 2015G
12/01/32	5.000%	1,000,000	1,135,860
St. Olaf College Series 2016-8N
10/01/34	4.000%	1,500,000	1,556,010
St. Olaf College Series 2016-8N
10/01/35	4.000%	500,000	516,185
University of St. Thomas Series 2016-8-L
04/01/35	5.000%	750,000	836,287
University of St. Thomas Series 2016-8-L
04/01/39	4.000%	2,000,000	2,036,840
Revenue Bonds
Augsburg College Series 2016A
05/01/46	5.000%	8,000,000	8,446,320
Bethel University 6th Series 2007R
05/01/23	5.500%	275,000	276,260
Bethel University 6th Series 2007R
05/01/37	5.500%	6,000,000	6,004,140
Carleton College 6th Series 2008T
01/01/28	5.000%	3,000,000	3,091,560
College of St. Benedict 7th Series 2011M
03/01/31	5.000%	300,000	316,902

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
College of St. Benedict 7th Series 2011M
03/01/36	5.125%	275,000	289,715
College of St. Benedict Series 2008V
03/01/18	5.000%	500,000	518,145
College of St. Benedict Series 2016-8-K
03/01/43	4.000%	1,000,000	991,960
College of St. Scholastica Series 2010H
12/01/30	5.125%	870,000	906,601
College of St. Scholastica Series 2010H
12/01/35	5.250%	1,000,000	1,044,840
College of St. Scholastica Series 2011-7J
12/01/40	6.300%	1,800,000	1,946,340
College of St. Scholastica Series 2012
12/01/27	4.250%	350,000	361,410
College of St. Scholastica Series 2012
12/01/32	4.000%	350,000	345,937
Hamline University 7th Series 2011K2
10/01/32	6.000%	1,000,000	1,120,430
Hamline University 7th Series 2011K2
10/01/40	6.000%	2,000,000	2,224,360
St. Catherine University 7th Series 2012Q
10/01/25	5.000%	325,000	361,403
St. Catherine University 7th Series 2012Q
10/01/26	5.000%	280,000	310,243
St. Catherine University 7th Series 2012Q
10/01/27	5.000%	200,000	220,804
St. Catherine University 7th Series 2012Q
10/01/32	5.000%	700,000	761,390
St. Johns University Series 2015-8-1
10/01/31	5.000%	370,000	420,945
St. Johns University Series 2015-8-1
10/01/32	5.000%	645,000	731,198
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Johns University Series 2015-8-1
10/01/33	5.000%	350,000	394,797
St. Johns University Series 2015-8-1
10/01/34	5.000%	380,000	426,200
St. John’s University 6th Series 2008U
10/01/28	4.750%	1,000,000	1,045,500
Unrefunded Revenue Bonds
College of St. Benedict Series 2008
03/01/23	4.750%	730,000	746,659
University of Minnesota
Revenue Bonds
Series 2009A
04/01/34	5.125%	1,000,000	1,075,320
Series 2011A
12/01/18	5.000%	5,500,000	5,887,805
Series 2011A
12/01/31	5.250%	5,000,000	5,627,950
Series 2011D
12/01/36	5.000%	5,985,000	6,693,085
Series 2016A
04/01/32	5.000%	2,000,000	2,349,960
Series 2016A
04/01/33	5.000%	1,725,000	2,017,715
Series 2016A
04/01/34	5.000%	1,855,000	2,160,036
Series 2016A
04/01/37	5.000%	3,210,000	3,704,372
Total			72,437,800
Hospital 17.2%
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project Series 2013
04/01/23	4.000%	400,000	419,936
Glencoe Regional Health Services Project Series 2013
04/01/24	4.000%	745,000	779,479
Glencoe Regional Health Services Project Series 2013
04/01/26	4.000%	500,000	517,930
Glencoe Regional Health Services Project Series 2013
04/01/31	4.000%	1,450,000	1,484,626

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Maple Grove
Refunding Revenue Bonds
North Memorial Health Care Series 2015
09/01/32	5.000%	1,000,000	1,094,060
North Memorial Health Care Series 2015
09/01/35	4.000%	1,500,000	1,503,210
Revenue Bonds
Maple Grove Hospital Corp. Series 2007
05/01/19	5.000%	1,965,000	1,984,002
Maple Grove Hospital Corp. Series 2007
05/01/20	5.000%	1,000,000	1,009,440
Maple Grove Hospital Corp. Series 2007
05/01/21	5.000%	1,500,000	1,513,635
Maple Grove Hospital Corp. Series 2007
05/01/37	5.250%	6,610,000	6,652,767
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services Series 2015A
11/15/44	5.000%	4,725,000	5,126,625
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities Series 2010A
08/15/25	5.250%	1,000,000	1,098,200
Children’s Health Care Facilities Series 2010A
08/15/35	5.250%	2,275,000	2,481,570
City of Rochester
Refunding Revenue Bonds
Mayo Clinic Series 2016B
11/15/36	5.000%	3,000,000	3,677,340
Revenue Bonds
Mayo Clinic Series 2011C
11/15/38	4.500%	2,560,000	2,858,266
Olmsted Medical Center Project Series 2010
07/01/30	5.875%	1,950,000	2,164,870
Olmsted Medical Center Project Series 2013
07/01/24	5.000%	300,000	344,589
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Olmsted Medical Center Project Series 2013
07/01/27	5.000%	245,000	276,529
Olmsted Medical Center Project Series 2013
07/01/28	5.000%	225,000	252,900
Olmsted Medical Center Project Series 2013
07/01/33	5.000%	650,000	713,017
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center Series 2014
09/01/34	5.000%	1,000,000	1,090,770
City of St. Cloud
Refunding Revenue Bonds
Centracare Health Series 2016A
05/01/37	4.000%	3,175,000	3,233,928
Centracare Health Series 2016A
05/01/46	5.000%	2,500,000	2,748,375
CentraCare Health System Series 2014B
05/01/24	5.000%	1,400,000	1,644,594
Unrefunded Revenue Bonds
CentraCare Health System Series 2010
05/01/30	5.125%	315,000	340,679
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group Series 2007
07/01/31	5.150%	2,000,000	2,012,620
Winona Health Obligation Group Series 2012
07/01/34	5.000%	750,000	785,325
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project Series 2016
03/01/37	4.000%	7,660,000	7,132,839
County of Meeker
Revenue Bonds
Hospital Facilities Memorial Hospital Project Series 2007
11/01/27	5.750%	1,000,000	1,015,430
Hospital Facilities Memorial Hospital Project Series 2007
11/01/37	5.750%	2,250,000	2,283,862

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
HealthEast Care System Project Series 2015
11/15/27	5.000%	2,500,000	2,767,300
HealthEast Care System Project Series 2015
11/15/44	5.000%	1,000,000	1,055,970
HealthPartners Obligation Group Series 2015
07/01/33	5.000%	3,000,000	3,337,080
HealthPartners Obligation Group Series 2015
07/01/35	4.000%	10,630,000	10,735,768
Revenue Bonds
Allina Health Systems Series 2007A (NPFGC)
11/15/22	5.000%	1,025,000	1,055,268
Allina Health Systems Series 2009A-1
11/15/29	5.250%	7,000,000	7,678,440
Gillette Children’s Specialty Series 2009
02/01/27	5.000%	7,445,000	7,801,467
Gillette Children’s Specialty Series 2009
02/01/29	5.000%	3,000,000	3,138,540
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	3,500,000	3,684,870
Total			99,496,116
Joint Power Authority 8.3%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings-Southeast Twin Cities Transmission Project Series 2012
01/01/19	5.000%	1,925,000	2,048,027
Brookings-Southeast Twin Cities Transmission Project Series 2012
01/01/42	5.000%	1,500,000	1,628,295
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/22	5.000%	250,000	286,212
Series 2012A
12/01/25	5.000%	400,000	456,476
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/32	5.000%	250,000	281,093
Series 2014
10/01/33	5.000%	250,000	280,008
Series 2014A
10/01/35	5.000%	1,000,000	1,112,130
Revenue Bonds
Series 2010A
10/01/35	5.250%	7,000,000	7,692,790
Series 2016
10/01/41	4.000%	1,000,000	1,017,630
Series 2016
10/01/47	5.000%	500,000	559,505
Northern Municipal Power Agency
Revenue Bonds
Series 2008A
01/01/21	5.000%	3,500,000	3,611,720
Series 2013A
01/01/30	5.000%	340,000	378,165
Series 2013A
01/01/31	5.000%	460,000	507,688
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/35	5.000%	1,000,000	1,122,150
Series 2015A
01/01/41	5.000%	2,550,000	2,838,660
Series 2015A
01/01/46	5.000%	2,000,000	2,218,320
Southern Minnesota Municipal Power Agency(d)
Revenue Bonds
Capital Appreciation Series 1994A (NPFGC)
01/01/19	0.000%	5,000,000	4,835,800
Capital Appreciation Series 1994A (NPFGC)
01/01/26	0.000%	10,000,000	7,873,100
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2012A
01/01/29	5.000%	1,200,000	1,362,612
Series 2012A
01/01/30	5.000%	1,000,000	1,130,220
Series 2015A
01/01/36	5.000%	1,000,000	1,133,670

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2014A
01/01/40	5.000%	1,000,000	1,108,250
Series 2014A
01/01/46	5.000%	4,025,000	4,444,968
Total			47,927,489
Local Appropriation 2.4%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/34	5.000%	1,700,000	1,881,560
Goodhue County Education District No. 6051
Certificate of Participation
Series 2014
02/01/29	5.000%	1,200,000	1,338,876
Series 2014
02/01/34	5.000%	1,200,000	1,311,672
Series 2014
02/01/39	5.000%	1,300,000	1,407,549
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/34	5.000%	1,000,000	1,109,770
Series 2015B
02/01/42	4.000%	5,250,000	5,289,375
Plymouth Intermediate District No. 287
Refunding Certificate of Participation
Series 2016A
05/01/29	4.000%	500,000	526,565
Series 2016A
05/01/30	4.000%	450,000	473,018
Series 2016A
05/01/31	4.000%	450,000	471,906
Total			13,810,291
Local General Obligation 6.5%
Burnsville-Eagan-Savage Independent School District No. 191
Unlimited General Obligation Bonds
School Building Series 2015A
02/01/31	4.000%	4,820,000	5,142,892
Centennial Independent School District No. 12(d)
Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/32	0.000%	1,225,000	716,233
Series 2015A (School District Credit Enhancement Program)
02/01/33	0.000%	750,000	418,590
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Willmar
Unlimited General Obligation Refunding Bonds
Rice Memorial Hospital Project Series 2012A
02/01/27	5.000%	1,000,000	1,113,880
County of Anoka
Unlimited General Obligation Bonds
Capital Improvements Series 2008A
02/01/23	5.000%	500,000	517,930
County of Otter Tail(c)
Unlimited General Obligation Bonds
Disposal Systems-Prairie Lakes Series 2011 AMT
11/01/30	5.000%	2,010,000	2,183,704
Duluth Independent School District No. 709
Refunding Certificate of Participation
Series 2016A (School District Credit Enhancement Program)
02/01/28	4.000%	1,500,000	1,610,790
Farmington Independent School District No. 192
Unlimited General Obligation Refunding Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/26	5.000%	4,155,000	4,839,744
Hermantown Independent School District No. 700
Unlimited General Obligation Bonds
School Building Series 2014A
02/01/37	5.000%	4,740,000	5,271,306
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building Series 2014A
02/01/30	5.000%	500,000	577,965
School Building Series 2014A
02/01/31	5.000%	1,140,000	1,310,715
Monticello Independent School District No. 88
Unlimited General Obligation Bonds
School Building Series 2016A (School District Credit Enhancement Program)
02/01/31	4.000%	1,735,000	1,846,994
Monticello Independent School District No. 882
Unlimited General Obligation Bonds
School Building Series 2016A (School District Credit Enhancement Program)
02/01/30	4.000%	1,000,000	1,072,650
Mountain Iron-Buhl Independent School District No. 712
Unlimited General Obligation Bonds
School Building Series 2016A (School District Credit Enhancement Program)
02/01/31	4.000%	1,605,000	1,698,283

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
School Building Series 2016A (School District Credit Enhancement Program)
02/01/32	4.000%	1,775,000	1,869,661
Sartell-St. Stephen Independent School District No. 748(d)
Unlimited General Obligation Bonds
School Building Series 2016B (School District Credit Enhancement Program)
02/01/32	0.000%	1,565,000	926,167
School Building Series 2016B (School District Credit Enhancement Program)
02/01/33	0.000%	2,585,000	1,441,008
School Building Series 2016B (School District Credit Enhancement Program)
02/01/34	0.000%	1,500,000	802,470
South Washington County Independent School District No. 833
Unlimited General Obligation Bonds
School Building Series 2016A
02/01/31	4.000%	4,000,000	4,232,480
Total			37,593,462
Multi-Family 3.4%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project Series 2011A
04/01/27	5.000%	2,500,000	2,588,200
Austin Housing & Redevelopment Authority
Refunding Revenue Bonds
Chauncey & Courtyard Apartments Series 2010
01/01/31	5.000%	1,500,000	1,549,200
City of Bloomington
Refunding Revenue Bonds
Gideon Pond Commons LLC Senior Series 2010
12/01/26	5.750%	1,000,000	1,010,550
Gideon Pond Commons LLC Senior Series 2010
12/01/30	6.000%	3,000,000	3,035,970
City of Crystal
Revenue Bonds
Crystal Leased Housing Association Series 2014
06/01/31	5.250%	2,500,000	2,504,425
City of Oak Park Heights
Revenue Bonds
Housing Oakgreen Commons Project Series 2010
08/01/45	7.000%	2,000,000	2,120,400
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oakgreen Commons Project Memory Series 2013
08/01/43	6.500%	1,000,000	1,061,460
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village Series 2013
12/01/30	6.000%	3,000,000	3,185,850
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program Series 2015
07/01/45	5.500%	2,500,000	2,412,875
Total			19,468,930
Municipal Power 1.3%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/27	4.000%	1,000,000	1,095,350
Series 2015E
12/01/28	4.000%	950,000	1,028,185
City of Rochester Electric Utility(e)
Refunding Revenue Bonds
Series 2017A
12/01/47	5.000%	4,700,000	5,326,322
Total			7,449,857
Nursing Home 3.9%
City of Anoka
Revenue Bonds
Homestead Anoka, Inc. Project Senior Series 2011B
11/01/34	6.875%	2,765,000	2,892,384
Homestead Anoka, Inc. Project Series 2011A
11/01/40	7.000%	1,000,000	1,079,860
Homestead Anoka, Inc. Project Series 2011A
11/01/46	7.000%	1,000,000	1,071,460
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center Series 2013
08/01/25	5.250%	1,480,000	1,572,781
City of Sartell
Revenue Bonds
Country Manor Campus Series 2010A
09/01/30	6.125%	840,000	847,123

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Country Manor Campus Series 2010A
09/01/36	6.250%	925,000	934,222
Country Manor Campus Series 2010A
09/01/42	6.375%	2,435,000	2,460,178
City of Sauk Rapids
Refunding Revenue Bonds
Good Shepherd Lutheran Home Series 2013
01/01/39	5.125%	2,500,000	2,447,050
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project Series 2014S
09/01/46	5.000%	2,000,000	2,003,660
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project Senior Series 2013
05/01/38	5.000%	1,200,000	1,166,244
Episcopal Homes Project Senior Series 2013
05/01/48	5.125%	6,250,000	6,114,500
Total			22,589,462
Other Bond Issue 0.4%
City of Minneapolis
Revenue Bonds
YMCA Greater Twin Cities Project Series 2016
06/01/27	4.000%	100,000	105,095
YMCA Greater Twin Cities Project Series 2016
06/01/28	4.000%	170,000	177,390
YMCA Greater Twin Cities Project Series 2016
06/01/29	4.000%	165,000	171,450
YMCA Greater Twin Cities Project Series 2016
06/01/30	4.000%	125,000	129,447
YMCA Greater Twin Cities Project Series 2016
06/01/31	4.000%	100,000	102,903
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Parking Facilities Project Series 2010A
08/01/35	5.000%	1,500,000	1,599,750
Total			2,286,035
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Utility 0.3%
St. Paul Port Authority(c)
Revenue Bonds
Energy Park Utility Co. Project Series 2012 AMT
08/01/28	5.450%	250,000	254,690
Energy Park Utility Co. Project Series 2012 AMT
08/01/36	5.700%	1,250,000	1,272,163
Total			1,526,853
Pool / Bond Bank 0.6%
City of Minneapolis(c)
Limited Tax Revenue Bonds
Common Bond Fund Series 2007-2A AMT
06/01/22	5.125%	1,035,000	1,043,808
Common Bond Fund Series 2007-2A AMT
06/01/28	5.000%	1,500,000	1,507,935
City of Minneapolis
Limited Tax Revenue Bonds
Supported Common Bond Series 2010
12/01/30	6.250%	1,000,000	1,144,060
Total			3,695,803
Prep School 1.3%
County of Rice(f)
Revenue Bonds
Shattuck-St. Mary’s School Series 2015A
08/01/22	5.000%	2,500,000	2,619,825
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
St. Paul Academy & Summit School Series 2007
10/01/24	5.000%	5,000,000	5,119,450
Total			7,739,275
Refunded / Escrowed 6.4%
City of Minneapolis
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services Series 2008A
11/15/32	6.750%	5,240,000	5,758,969
City of North Oaks
Prerefunded 10/01/17 Revenue Bonds
Presbyterian Homes Series 2007
10/01/27	6.000%	1,250,000	1,291,875

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Presbyterian Homes Series 2007
10/01/33	6.000%	3,000,000	3,100,500
Presbyterian Homes Series 2007
10/01/47	6.250%	1,265,000	1,309,465
City of St. Cloud
Prerefunded 05/01/20 Revenue Bonds
CentraCare Health System Series 2010
05/01/30	5.125%	4,685,000	5,232,208
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services Series 2008C
07/01/26	5.625%	3,000,000	3,192,900
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services Series 2009
07/01/39	5.750%	6,400,000	7,085,056
Duluth Independent School District No. 709
Prerefunded 02/01/19 Certificate of Participation
Series 2008B (School District Credit Enhancement Program)
02/01/26	4.750%	4,000,000	4,283,480
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 09/01/21 Revenue Bonds
Nova Classical Academy Series 2011A
09/01/42	6.625%	1,500,000	1,819,065
Territory of Guam(g)
Prerefunded 12/01/19 Revenue Bonds
Section 30 Series 2009A
12/01/34	5.750%	3,500,000	3,918,460
Total			36,991,978
Retirement Communities 3.2%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project Series 2015
07/01/50	6.125%	2,500,000	2,547,525
City of Hayward
Refunding Revenue Bonds
St. John’s Lutheran Home Series 2014
10/01/44	5.375%	2,000,000	1,952,020
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC Series 2012
09/01/37	5.125%	1,000,000	984,960
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project Series 2016
10/01/41	4.250%	5,000,000	4,384,700
Waverly Gardens Project Series 2016
10/01/47	5.000%	2,000,000	1,988,980
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project Series 2015
12/01/49	5.000%	2,200,000	2,104,388
Dakota County Community Development Agency(f)
Refunding Revenue Bonds
Walker Highviews Hills LLC Series 2016
08/01/51	5.000%	1,500,000	1,388,925
Duluth Housing & Redevelopment Authority
Revenue Bonds
Benedictine Health Center Project Series 2007
11/01/33	5.875%	1,500,000	1,510,890
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury Series 2014
12/01/49	5.250%	2,000,000	2,022,940
Total			18,885,328
Sales Tax 1.3%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/32	5.000%	1,250,000	1,406,950
County of Hennepin Sales Tax
Revenue Bonds
2nd Lien Ballpark Project Series 2008B
12/15/27	4.750%	4,205,000	4,332,454
2nd Lien Ballpark Project Series 2008B
12/15/29	5.000%	1,825,000	1,884,294
Total			7,623,698
Single Family 2.3%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living Series 2011A (GNMA)
12/01/27	4.450%	520,000	546,359

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Non-Ace Residential Housing Series 2016S (GNMA)
07/01/46	3.500%	2,775,000	2,901,984
Revenue Bonds
Residential Housing Finance Series 2008A
07/01/23	4.650%	105,000	107,065
Series 2009
01/01/40	5.100%	550,000	570,724
Series 2016 (GNMA / FNMA)
02/01/46	2.950%	7,587,989	7,587,838
Minnesota Housing Finance Agency(c)
Revenue Bonds
Residential Housing Series 2015E AMT
01/01/46	3.500%	1,740,000	1,801,300
Total			13,515,270
Special Non Property Tax 0.3%
City of Lakeville Liquor
Revenue Bonds
Series 2007
02/01/22	5.000%	175,000	175,061
Series 2007
02/01/27	5.000%	225,000	225,171
Territory of Guam(g)
Revenue Bonds
Series 2011A
01/01/42	5.125%	1,200,000	1,245,840
Total			1,646,072
Special Property Tax 0.4%
St. Paul Port Authority
Tax Allocation Bonds
River Bend Project Lot 1 Series 2007-5
02/01/32	6.375%	2,165,000	2,183,424
State Appropriated 5.6%
State of Minnesota
Refunding Revenue Bonds
Appropriation Series 2012B
03/01/25	5.000%	7,600,000	8,646,824
Appropriation Series 2012B
03/01/28	5.000%	3,000,000	3,404,970
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Appropriation Series 2012B
03/01/29	5.000%	4,250,000	4,808,407
Revenue Bonds
Appropriation Series 2014A
06/01/38	5.000%	8,880,000	9,907,949
University of Minnesota
Revenue Bonds
State Supported Biomed Science Research Facilities Series 2013
08/01/38	5.000%	5,000,000	5,592,850
Total			32,361,000
State General Obligation 7.6%
State of Minnesota
Refunding Unlimited General Obligation Bonds
Series 2016D
08/01/22	5.000%	5,000,000	5,850,250
Unlimited General Obligation Bonds
Series 2015A
08/01/30	5.000%	5,000,000	5,910,950
Unlimited General Obligation Refunding Bonds
Series 2015D
08/01/24	5.000%	5,220,000	6,286,133
Various Purpose Series 2013F
10/01/21	5.000%	10,000,000	11,517,800
Unrefunded Unlimited General Obligation Bonds
Series 2011A
10/01/18	5.000%	2,660,000	2,834,469
Various Purpose Series 2012
08/01/17	5.000%	8,585,000	8,766,487
Various Purpose Series 2012
08/01/29	4.000%	2,975,000	3,205,384
Total			44,371,473
Transportation 0.4%
Virgin Islands Public Finance Authority(f),(g)
Revenue Bonds
Series 2015
09/01/33	5.000%	2,000,000	2,132,060
Total Municipal Bonds (Cost $551,684,722)			561,703,505

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Money Market Funds 1.1%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.440%(h)	6,402,278	6,402,278
Total Money Market Funds (Cost $6,402,277)		6,402,278
Total Investments (Cost: $560,386,999)		570,405,783
Other Assets & Liabilities, Net		9,151,629
Net Assets		579,557,412
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Variable rate security.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $6,140,810 or 1.06% of net assets.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2017, the value of these securities amounted to $7,296,360 or 1.26% of net assets.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2017.
Abbreviation Legend
AMT	Alternative Minimum Tax
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Floating Rate Notes	—	2,300,000	—	—	2,300,000
Municipal Bonds	—	561,703,505	—	—	561,703,505
Money Market Funds	6,402,278	—	—	—	6,402,278
Total Investments	6,402,278	564,003,505	—	—	570,405,783
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017	17

Statement of Assets and Liabilities
January 31, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$560,386,999
Total investments, at cost	560,386,999
Investments, at value
Unaffiliated issuers, at value	570,405,783
Total investments, at value	570,405,783
Cash	7,535,979
Receivable for:
Investments sold	208,273
Capital shares sold	2,537,501
Interest	7,267,241
Prepaid expenses	2,342
Other assets	22
Total assets	587,957,141
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	5,393,861
Capital shares purchased	1,427,440
Distributions to shareholders	1,466,047
Management services fees	7,292
Distribution and/or service fees	5,151
Transfer agent fees	19,647
Compensation of board members	43,620
Compensation of chief compliance officer	58
Other expenses	36,613
Total liabilities	8,399,729
Net assets applicable to outstanding capital stock	$579,557,412
Represented by
Paid in capital	568,416,980
Undistributed net investment income	496,815
Accumulated net realized gain	624,833
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	10,018,784
Total - representing net assets applicable to outstanding capital stock	$579,557,412
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
January 31, 2017 (Unaudited)
Class A
Net assets	$464,975,488
Shares outstanding	86,143,165
Net asset value per share	$5.40
Maximum offering price per share(a)	$5.57
Class B
Net assets	$149,701
Shares outstanding	27,704
Net asset value per share	$5.40
Class C
Net assets	$71,867,851
Shares outstanding	13,312,973
Net asset value per share	$5.40
Class R4
Net assets	$2,868,823
Shares outstanding	531,651
Net asset value per share	$5.40
Class R5
Net assets	$699,368
Shares outstanding	129,765
Net asset value per share	$5.39
Class Z
Net assets	$38,996,181
Shares outstanding	7,229,356
Net asset value per share	$5.39

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017	19

Statement of Operations
Six Months Ended January 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,190
Interest	11,437,230
Total income	11,443,420
Expenses:
Management services fees	1,365,112
Distribution and/or service fees
Class A	601,936
Class B	1,026
Class C	368,232
Transfer agent fees
Class A	144,102
Class B	62
Class C	22,027
Class R4	1,282
Class R5	178
Class Z	9,903
Compensation of board members	12,119
Custodian fees	2,797
Printing and postage fees	21,898
Registration fees	17,483
Audit fees	15,161
Legal fees	6,077
Compensation of chief compliance officer	58
Other	9,981
Total expenses	2,599,434
Net investment income	8,843,986
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,336,734
Net realized gain	1,336,734
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(31,344,911)
Net change in unrealized appreciation (depreciation)	(31,344,911)
Net realized and unrealized loss	(30,008,177)
Net decrease in net assets resulting from operations	$(21,164,191)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations
Net investment income	$8,843,986	$16,566,939
Net realized gain	1,336,734	919,442
Net change in unrealized appreciation (depreciation)	(31,344,911)	13,764,887
Net increase (decrease) in net assets resulting from operations	(21,164,191)	31,251,268
Distributions to shareholders
Net investment income
Class A	(7,262,677)	(14,439,699)
Class B	(2,306)	(8,582)
Class C	(837,604)	(1,488,967)
Class R4	(69,066)	(120,278)
Class R5	(11,034)	(7,650)
Class Z	(545,094)	(534,518)
Net realized gains
Class A	(149,431)	—
Class B	(54)	—
Class C	(23,091)	—
Class R4	(688)	—
Class R5	(223)	—
Class Z	(10,735)	—
Total distributions to shareholders	(8,912,003)	(16,599,694)
Increase in net assets from capital stock activity	31,393,851	94,079,848
Total increase in net assets	1,317,657	108,731,422
Net assets at beginning of period	578,239,755	469,508,333
Net assets at end of period	$579,557,412	$578,239,755
Undistributed net investment income	$496,815	$380,610
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017	21

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	9,271,306	51,228,490	14,718,708	82,508,027
Distributions reinvested	1,268,688	6,975,798	2,337,221	13,076,467
Redemptions	(8,154,946)	(44,557,380)	(7,442,530)	(41,575,284)
Net increase (decrease)	2,385,048	13,646,908	(9,613,399)	54,009,210
Class B
Subscriptions	—	—	1,125	6,350
Distributions reinvested	400	2,210	1,468	8,209
Redemptions (a)	(20,081)	(111,735)	(34,345)	(191,562)
Net decrease	(19,681)	(109,525)	(31,752)	(177,003)
Class C
Subscriptions	1,983,174	11,020,342	3,868,861	21,696,990
Distributions reinvested	152,468	838,516	258,929	1,449,141
Redemptions	(1,182,763)	(6,480,556)	(926,599)	(5,179,076)
Net increase	952,879	5,378,302	3,201,191	17,967,055
Class R4
Subscriptions	280,257	1,538,243	856,916	4,769,115
Distributions reinvested	12,579	69,581	21,367	119,906
Redemptions	(669,465)	(3,640,353)	(126,207)	(711,759)
Net increase (decrease)	(376,629)	(2,032,529)	752,076	4,177,262
Class R5
Subscriptions	102,086	571,761	76,901	431,795
Distributions reinvested	2,028	11,083	1,291	7,274
Redemptions	(54,098)	(291,081)	(309)	(1,737)
Net increase	50,016	291,763	77,883	437,332
Class Z
Subscriptions	4,543,243	24,886,620	3,398,964	19,055,738
Distributions reinvested	91,611	502,006	80,881	453,865
Redemptions	(2,059,246)	(11,169,694)	(329,118)	(1,843,611)
Net increase	2,575,608	14,218,932	3,150,727	17,665,992
Total net increase	5,567,241	31,393,851	16,763,524	94,079,848

(a)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017

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Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017	23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
01/31/2017 (c)	$5.68	0.09	(0.28)	(0.19)	(0.09)	0.00 (d)
07/31/2016	$5.52	0.19	0.16	0.35	(0.19)	—
07/31/2015	$5.49	0.20	0.03	0.23	(0.20)	—
07/31/2014	$5.30	0.20	0.21	0.41	(0.21)	(0.01)
07/31/2013	$5.63	0.20	(0.32)	(0.12)	(0.20)	(0.01)
07/31/2012 (g)	$5.36	0.19	0.31	0.50	(0.19)	(0.04)
08/31/2011	$5.47	0.21	(0.10)	0.11	(0.22)	(0.00) (d)
Class B
01/31/2017 (c)	$5.69	0.06	(0.28)	(0.22)	(0.07)	0.00 (d)
07/31/2016	$5.53	0.15	0.15	0.30	(0.14)	—
07/31/2015	$5.50	0.15	0.03	0.18	(0.15)	—
07/31/2014	$5.30	0.16	0.22	0.38	(0.17)	(0.01)
07/31/2013	$5.64	0.16	(0.34)	(0.18)	(0.15)	(0.01)
07/31/2012 (g)	$5.37	0.16	0.30	0.46	(0.15)	(0.04)
08/31/2011	$5.48	0.18	(0.11)	0.07	(0.18)	(0.00) (d)
Class C
01/31/2017 (c)	$5.68	0.06	(0.27)	(0.21)	(0.07)	0.00 (d)
07/31/2016	$5.52	0.14	0.16	0.30	(0.14)	—
07/31/2015	$5.49	0.15	0.03	0.18	(0.15)	—
07/31/2014	$5.30	0.16	0.21	0.37	(0.17)	(0.01)
07/31/2013	$5.63	0.16	(0.33)	(0.17)	(0.15)	(0.01)
07/31/2012 (g)	$5.36	0.16	0.30	0.46	(0.15)	(0.04)
08/31/2011	$5.47	0.17	(0.10)	0.07	(0.18)	(0.00) (d)
Class R4
01/31/2017 (c)	$5.68	0.09	(0.28)	(0.19)	(0.09)	0.00 (d)
07/31/2016	$5.51	0.20	0.17	0.37	(0.20)	—
07/31/2015	$5.49	0.21	0.02	0.23	(0.21)	—
07/31/2014	$5.29	0.22	0.21	0.43	(0.22)	(0.01)
07/31/2013 (h)	$5.59	0.08	(0.30)	(0.22)	(0.08)	—
Class R5
01/31/2017 (c)	$5.67	0.09	(0.28)	(0.19)	(0.09)	0.00 (d)
07/31/2016	$5.52	0.20	0.15	0.35	(0.20)	—
07/31/2015	$5.49	0.21	0.03	0.24	(0.21)	—
07/31/2014 (i)	$5.27	0.14	0.22	0.36	(0.14)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.09)	$5.40	(3.42%)	0.80% (e)	0.80% (e)	3.05% (e)	13%	$464,975
(0.19)	$5.68	6.38%	0.81%	0.81% (f)	3.35%	8%	$475,734
(0.20)	$5.52	4.14%	0.82%	0.82% (f)	3.54%	9%	$409,338
(0.22)	$5.49	7.82%	0.83%	0.83% (f)	3.79%	12%	$386,773
(0.21)	$5.30	(2.32%)	0.83%	0.82% (f)	3.57%	14%	$396,780
(0.23)	$5.63	9.59%	0.84% (e)	0.79% (e),(f)	3.85% (e)	8%	$416,684
(0.22)	$5.36	2.09%	0.82%	0.79%	4.08%	22%	$372,830

(0.07)	$5.40	(3.96%)	1.54% (e)	1.54% (e)	2.28% (e)	13%	$150
(0.14)	$5.69	5.58%	1.56%	1.56% (f)	2.61%	8%	$269
(0.15)	$5.53	3.36%	1.57%	1.57% (f)	2.78%	9%	$437
(0.18)	$5.50	7.21%	1.58%	1.58% (f)	3.04%	12%	$775
(0.16)	$5.30	(3.22%)	1.58%	1.57% (f)	2.81%	14%	$1,207
(0.19)	$5.64	8.82%	1.59% (e)	1.54% (e),(f)	3.09% (e)	8%	$1,806
(0.18)	$5.37	1.33%	1.58%	1.54%	3.32%	22%	$2,688

(0.07)	$5.40	(3.79%)	1.54% (e)	1.54% (e)	2.30% (e)	13%	$71,868
(0.14)	$5.68	5.59%	1.56%	1.56% (f)	2.58%	8%	$70,213
(0.15)	$5.52	3.37%	1.57%	1.57% (f)	2.79%	9%	$50,570
(0.18)	$5.49	7.02%	1.58%	1.58% (f)	3.04%	12%	$42,153
(0.16)	$5.30	(3.05%)	1.58%	1.57% (f)	2.81%	14%	$39,820
(0.19)	$5.63	8.84%	1.59% (e)	1.54% (e),(f)	3.09% (e)	8%	$34,756
(0.18)	$5.36	1.33%	1.57%	1.54%	3.33%	22%	$25,068

(0.09)	$5.40	(3.30%)	0.54% (e)	0.54% (e)	3.27% (e)	13%	$2,869
(0.20)	$5.68	6.84%	0.56%	0.56% (f)	3.55%	8%	$5,156
(0.21)	$5.51	4.21%	0.57%	0.57% (f)	3.79%	9%	$861
(0.23)	$5.49	8.32%	0.59%	0.59% (f)	4.05%	12%	$247
(0.08)	$5.29	(4.02%)	0.57% (e)	0.57% (e),(f)	3.94% (e)	14%	$2

(0.09)	$5.39	(3.31%)	0.54% (e)	0.54% (e)	3.34% (e)	13%	$699
(0.20)	$5.67	6.48%	0.55%	0.55%	3.55%	8%	$453
(0.21)	$5.52	4.42%	0.55%	0.55%	3.81%	9%	$10
(0.14)	$5.49	6.86%	0.54% (e)	0.54% (e)	4.07% (e)	12%	$10
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017	25

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
01/31/2017 (c)	$5.68	0.09	(0.29)	(0.20)	(0.09)	0.00 (d)
07/31/2016	$5.52	0.20	0.16	0.36	(0.20)	—
07/31/2015	$5.49	0.21	0.03	0.24	(0.21)	—
07/31/2014	$5.29	0.22	0.21	0.43	(0.22)	(0.01)
07/31/2013	$5.62	0.21	(0.32)	(0.11)	(0.21)	(0.01)
07/31/2012 (g)	$5.36	0.21	0.30	0.51	(0.21)	(0.04)
08/31/2011 (j)	$5.46	0.20	(0.09)	0.11	(0.21)	(0.00) (d)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2017 (unaudited).
(d)	Rounds to zero.
(e)	Annualized.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	For the period from September 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from August 31 to July 31.
(h)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(i)	Class R5 shares commenced operations on December 11, 2013. Per share data and total return reflect activity from that date.
(j)	Class Z shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.09)	$5.39	(3.48%)	0.55% (e)	0.55% (e)	3.31% (e)	13%	$38,996
(0.20)	$5.68	6.65%	0.56%	0.56% (f)	3.56%	8%	$26,415
(0.21)	$5.52	4.40%	0.57%	0.57% (f)	3.80%	9%	$8,291
(0.23)	$5.49	8.29%	0.59%	0.59% (f)	4.05%	12%	$3,357
(0.22)	$5.29	(2.09%)	0.58%	0.57% (f)	3.82%	14%	$2,282
(0.25)	$5.62	9.65%	0.59% (e)	0.54% (e),(f)	4.09% (e)	8%	$1,376
(0.21)	$5.36	2.22%	0.54% (e)	0.54% (e)	4.25% (e)	22%	$779
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017	27

Notes to Financial Statements
January 31, 2017 (Unaudited)
Note 1. Organization
Columbia Minnesota Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
28	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.470% to 0.310% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2017 was 0.459% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
30	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.
For the six months ended January 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Class A	0.06%
Class B	0.06
Class C	0.06
Class R4	0.06
Class R5	0.05
Class Z	0.06
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
The lease and the Guaranty expire in January 2019. At January 31, 2017, the Fund’s total potential future obligation over the life of the Guaranty is $23,522. The liability remaining at January 31, 2017 for non-recurring charges associated with the lease amounted to $17,286 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $100,000 and $434,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2017, if any, are listed below:
Amount ($)
Class A	300,380
Class C	5,547
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	December 1, 2016 through November 30, 2017	Prior to December 1, 2016
Class A	0.87%	0.86%
Class B	1.62	1.61
Class C	1.62	1.61
Class R4	0.62	0.61
Class R5	0.63	0.62
Class Z	0.62	0.61
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions,
32	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
560,387,000	17,655,000	(7,636,000)	10,019,000
The following capital loss carryforwards, determined at July 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2016 ($)	2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
513,933	—	—	—	—	—	513,933
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $102,756,698 and $76,472,659, respectively, for the six months ended January 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2017.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Municipal securities risk
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects. Because the Fund invests significantly in municipal securities issued by the State of New York and its political sub-divisions, the Fund will be particularly affected by any such changes in or otherwise impacting New York and its political sub-divisions.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
34	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Shareholder concentration risk
At January 31, 2017, affiliated shareholders of record owned 77.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017	35

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
36	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Minnesota Tax-Exempt Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR199_07_G01_(03/17)

SemiAnnual Report
January 31, 2017
Columbia Limited Duration Credit Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Limited Duration Credit Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Limited Duration Credit Fund   |  Semiannual Report 2017

Columbia Limited Duration Credit Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio management
Tom Murphy, CFA
Co-manager
Managed Fund since 2003
Timothy Doubek, CFA
Co-manager
Managed Fund since 2009
Royce Wilson, CFA
Co-manager
Managed Fund since 2012
Average annual total returns (%) (for the period ended January 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/19/03	0.93	8.15	2.15	3.37
	Including sales charges		-2.06	4.86	1.53	3.05
Class B	Excluding sales charges	06/19/03	0.45	7.23	1.36	2.59
	Including sales charges		-4.55	2.23	0.99	2.59
Class C	Excluding sales charges	06/19/03	0.45	7.35	1.37	2.59
	Including sales charges		-0.55	6.35	1.37	2.59
Class I		03/04/04	1.12	8.54	2.51	3.74
Class K		06/19/03	0.96	8.20	2.21	3.50
Class R4 *		02/28/13	1.06	8.42	2.35	3.47
Class R5 *		11/08/12	0.99	8.37	2.43	3.51
Class W		12/01/06	0.83	8.14	2.13	3.35
Class Y *		03/19/13	1.12	8.54	2.44	3.51
Class Z *		09/27/10	1.06	8.42	2.39	3.52
Bloomberg Barclays U.S. 1-5 Year Corporate Index			-0.30	2.83	2.50	4.09
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Prior to March 27, 2017, Class W shares were sold without a sales charge and, therefore, the returns shown for Class W shares do not reflect any sales charge. Effective March 27, 2017, Class W shares are renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction. Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes, which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Limited Duration Credit Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2017)
Corporate Bonds & Notes	85.4
Money Market Funds	9.2
U.S. Treasury Obligations	5.4
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2017)
AAA rating	5.9
AA rating	0.6
A rating	14.0
BBB rating	78.8
BB rating	0.7
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Limited Duration Credit Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2016 – January 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,009.30	1,021.30	4.20	4.22	0.82
Class B	1,000.00	1,000.00	1,004.50	1,017.48	8.02	8.07	1.57
Class C	1,000.00	1,000.00	1,004.50	1,017.48	8.02	8.07	1.57
Class I	1,000.00	1,000.00	1,011.20	1,023.14	2.36	2.37	0.46
Class K	1,000.00	1,000.00	1,009.60	1,021.61	3.89	3.91	0.76
Class R4	1,000.00	1,000.00	1,010.60	1,022.57	2.92	2.94	0.57
Class R5	1,000.00	1,000.00	1,009.90	1,022.88	2.61	2.63	0.51
Class W	1,000.00	1,000.00	1,008.30	1,021.30	4.20	4.22	0.82
Class Y	1,000.00	1,000.00	1,011.20	1,023.14	2.36	2.37	0.46
Class Z	1,000.00	1,000.00	1,010.60	1,022.57	2.92	2.94	0.57
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Limited Duration Credit Fund | Semiannual Report 2017	5

Portfolio of Investments
January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes 84.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.5%
BAE Systems Holdings, Inc.(a)
10/07/24	3.800%	2,345,000	2,407,286
L-3 Communications Corp.
05/28/24	3.950%	1,930,000	1,977,810
Lockheed Martin Corp.
11/23/20	2.500%	4,650,000	4,687,995
Northrop Grumman Corp.
03/15/21	3.500%	8,880,000	9,230,538
Total			18,303,629
Banking 0.6%
Goldman Sachs Group, Inc. (The)
04/25/21	2.625%	4,380,000	4,349,953
Cable and Satellite 2.0%
Sky PLC(a)
11/26/22	3.125%	14,978,000	14,905,491
Diversified Manufacturing 0.9%
United Technologies Corp.
06/01/17	1.800%	6,860,000	6,875,579
Electric 15.3%
CMS Energy Corp.
03/15/22	5.050%	11,119,000	12,181,065
03/01/24	3.875%	520,000	537,621
DTE Energy Co.
10/01/19	1.500%	7,815,000	7,701,300
12/01/23	3.850%	2,575,000	2,669,693
06/01/24	3.500%	695,000	699,788
Duke Energy Corp.
08/15/22	3.050%	2,300,000	2,317,816
Emera US Finance LP
06/15/21	2.700%	5,105,000	5,066,493
EVERSOURCE ENERGY
05/01/23	2.800%	6,300,000	6,195,836
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	7,645,000	7,652,125
09/01/18	1.649%	2,130,000	2,124,960
Oncor Electric Delivery Co. LLC
06/01/19	2.150%	6,650,000	6,653,770
Pacific Gas & Electric Co.
06/15/23	3.250%	4,231,000	4,312,612
11/15/23	3.850%	3,200,000	3,371,894
PG&E Corp.
03/01/19	2.400%	6,560,000	6,604,614
PPL Capital Funding, Inc.
06/01/23	3.400%	14,180,000	14,294,447
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Energy, Inc.
04/01/22	3.150%	11,237,000	11,375,844
Public Service Enterprise Group, Inc.
11/15/19	1.600%	2,120,000	2,094,662
TransAlta Corp.
06/03/17	1.900%	18,215,000	18,192,231
Total			114,046,771
Food and Beverage 22.2%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%	4,545,000	4,458,459
02/01/23	3.300%	9,355,000	9,509,722
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%	12,390,000	12,394,758
ConAgra Foods, Inc.
01/25/23	3.200%	17,085,000	17,103,588
Diageo Capital PLC
05/11/17	1.500%	12,595,000	12,609,963
General Mills, Inc.
10/20/17	1.400%	2,260,000	2,262,188
Grupo Bimbo SAB de CV(a)
01/25/22	4.500%	8,831,000	9,227,562
Heineken NV(a)
10/01/17	1.400%	13,705,000	13,703,040
Kellogg Co.
12/01/23	2.650%	6,840,000	6,696,702
Kraft Heinz Foods Co
06/05/17	2.250%	14,520,000	14,570,762
Kraft Heinz Foods Co.
06/30/17	1.600%	5,360,000	5,363,473
Molson Coors Brewing Co.
05/01/17	2.000%	14,895,000	14,926,443
Mondelez International, Inc.(a)
10/28/19	1.625%	7,520,000	7,386,776
Sysco Corp.
07/15/21	2.500%	1,025,000	1,019,418
Tyson Foods, Inc.
08/15/19	2.650%	3,879,000	3,931,157
06/15/22	4.500%	4,220,000	4,490,080
Wm. Wrigley Jr., Co.(a)
10/21/18	2.400%	15,695,000	15,841,952
10/21/19	2.900%	9,877,000	10,047,438
Total			165,543,481
Independent Energy 0.7%
Canadian Natural Resources Ltd.
05/15/17	5.700%	2,720,000	2,752,039

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Limited Duration Credit Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Woodside Finance Ltd.(a)
03/05/25	3.650%	2,320,000	2,277,003
Total			5,029,042
Integrated Energy 0.6%
Cenovus Energy, Inc.
09/15/43	5.200%	4,630,000	4,553,457
Life Insurance 6.7%
Five Corners Funding Trust(a)
11/15/23	4.419%	13,315,000	14,108,547
MetLife, Inc.
09/15/23	4.368%	11,415,000	12,277,449
Peachtree Corners Funding Trust(a)
02/15/25	3.976%	5,090,000	5,013,273
TIAA Asset Management Finance Co. LLC(a)
11/01/19	2.950%	18,200,000	18,517,936
Total			49,917,205
Media and Entertainment 4.0%
Scripps Networks Interactive, Inc.
11/15/19	2.750%	1,780,000	1,803,078
06/15/20	2.800%	12,768,000	12,882,159
Thomson Reuters Corp.
02/23/17	1.300%	6,629,000	6,629,120
10/15/19	4.700%	7,960,000	8,427,371
Total			29,741,728
Midstream 8.3%
Columbia Pipeline Group, Inc.
06/01/20	3.300%	8,170,000	8,327,755
Enterprise Products Operating LLC
04/15/21	2.850%	2,240,000	2,258,079
Kinder Morgan Energy Partners LP
05/01/24	4.300%	6,835,000	7,027,446
Northwest Pipeline LLC
04/15/17	5.950%	13,565,000	13,681,130
Panhandle Eastern Pipeline Co. LP
11/01/17	6.200%	10,533,000	10,880,168
Plains All American Pipeline LP/Finance Corp.
10/15/23	3.850%	5,946,000	5,990,119
Southern Natural Gas Co. LLC(a)
04/01/17	5.900%	6,860,000	6,912,374
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/21	4.400%	6,293,000	6,698,716
Total			61,775,787
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 2.0%
CenterPoint Energy Resources Corp.
11/01/17	6.125%	9,639,000	9,942,378
Sempra Energy
12/01/23	4.050%	4,960,000	5,210,624
Total			15,153,002
Pharmaceuticals 7.8%
Actavis Funding SCS
06/15/17	1.300%	13,390,000	13,383,934
03/15/22	3.450%	8,650,000	8,755,245
Amgen, Inc.
06/01/17	5.850%	12,235,000	12,409,018
Pfizer, Inc.
03/30/17	6.050%	12,500,000	12,597,447
Shire Acquisitions Investments Ireland DAC
09/23/21	2.400%	5,575,000	5,413,587
Teva Pharmaceutical Finance III BV
07/21/21	2.200%	5,560,000	5,297,062
Total			57,856,293
Property & Casualty 4.4%
Alleghany Corp.
06/27/22	4.950%	7,824,000	8,501,160
Berkshire Hathaway, Inc.
08/15/18	1.150%	4,265,000	4,245,432
CNA Financial Corp.
05/15/24	3.950%	9,605,000	9,730,979
Liberty Mutual Group, Inc.(a)
06/15/23	4.250%	9,739,000	10,221,090
Total			32,698,661
Refining 1.1%
Phillips 66
05/01/17	2.950%	8,365,000	8,400,535
Restaurants 0.6%
McDonald’s Corp.
03/15/17	5.300%	4,570,000	4,591,207
Retailers 0.6%
CVS Health Corp.
06/01/21	2.125%	4,595,000	4,497,940
Technology 0.6%
Cisco Systems, Inc.
09/20/19	1.400%	4,750,000	4,702,510

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 2.0%
ERAC U.S.A. Finance LLC(a)
10/15/22	3.300%	1,400,000	1,413,934
11/01/23	2.700%	5,625,000	5,392,952
11/15/24	3.850%	8,350,000	8,481,730
Total			15,288,616
Wirelines 1.9%
AT&T, Inc.
06/30/22	3.000%	14,662,000	14,453,624
Total Corporate Bonds & Notes (Cost $632,937,510)			632,684,511

U.S. Treasury Obligations 5.3%

U.S. Treasury
11/15/19	1.000%	28,955,000	28,620,222
12/15/19	1.375%	9,500,000	9,481,817
07/31/21	1.125%	1,600,000	1,550,000
Total U.S. Treasury Obligations (Cost $39,761,571)			39,652,039
Money Market Funds 9.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(b),(c)	68,159,803	68,159,803
Total Money Market Funds (Cost $68,161,490)		68,159,803
Total Investments (Cost: $740,860,571)		740,496,353
Other Assets & Liabilities, Net		6,026,833
Net Assets		746,523,186

At January 31, 2017, securities and/or cash totaling $1,380,872 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at January 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 2-Year Note	774	USD	167,800,782	03/2017	14,629	—
U.S. Treasury 5-Year Note	271	USD	31,942,008	03/2017	32,294	—
Total			199,742,790		46,923	—

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(885)	USD	(110,154,844)	03/2017	372,682	—
U.S. Treasury Ultra 10-Year Note	(201)	USD	(26,965,406)	03/2017	82,831	—
U.S. Ultra Bond	(25)	USD	(4,017,188)	03/2017	15,386	—
Total			(141,137,438)		470,899	—
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Limited Duration Credit Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $145,858,384 or 19.54% of net assets.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	73,553,306	265,321,952	(270,715,455)	68,159,803	(356)	159,840	68,159,803
Currency Legend
USD	US Dollar
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair Value Measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	632,684,511	—	—	632,684,511
U.S. Treasury Obligations	39,652,039	—	—	—	39,652,039
Money Market Funds	—	—	—	68,159,803	68,159,803
Total Investments	39,652,039	632,684,511	—	68,159,803	740,496,353
Derivatives
Asset
Futures Contracts	517,822	—	—	—	517,822
Total	40,169,861	632,684,511	—	68,159,803	741,014,175
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Limited Duration Credit Fund | Semiannual Report 2017

Statement of Assets and Liabilities
January 31, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$672,699,081
Affiliated issuers, at cost	68,161,490
Total investments, at cost	740,860,571
Investments, at value
Unaffiliated issuers, at value	672,336,550
Affiliated issuers, at value	68,159,803
Total investments, at value	740,496,353
Margin deposits	1,380,872
Receivable for:
Investments sold	3,315,700
Capital shares sold	1,897,661
Dividends	32,647
Interest	4,877,072
Foreign tax reclaims	9,684
Variation margin	45,792
Expense reimbursement due from Investment Manager	576
Prepaid expenses	2,691
Other assets	10,526
Total assets	752,069,574
Liabilities
Payable for:
Investments purchased	2,665,110
Capital shares purchased	1,402,674
Distributions to shareholders	926,807
Variation margin	317,719
Management services fees	8,747
Distribution and/or service fees	3,812
Transfer agent fees	109,124
Plan administration fees	1
Compensation of board members	64,163
Compensation of chief compliance officer	78
Other expenses	48,153
Total liabilities	5,546,388
Net assets applicable to outstanding capital stock	$746,523,186
Represented by
Paid in capital	766,826,839
Undistributed net investment income	21,750
Accumulated net realized loss	(20,479,007)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(362,531)
Investments - affiliated issuers	(1,687)
Futures contracts	517,822
Total - representing net assets applicable to outstanding capital stock	$746,523,186
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2017	11

Statement of Assets and Liabilities  (continued)
January 31, 2017 (Unaudited)
Class A
Net assets	$355,766,882
Shares outstanding	36,242,788
Net asset value per share	$9.82
Maximum offering price per share(a)	$10.12
Class B
Net assets	$381,746
Shares outstanding	38,905
Net asset value per share	$9.81
Class C
Net assets	$49,493,778
Shares outstanding	5,044,735
Net asset value per share	$9.81
Class I
Net assets	$122,143,045
Shares outstanding	12,441,670
Net asset value per share	$9.82
Class K
Net assets	$109,928
Shares outstanding	11,173
Net asset value per share	$9.84
Class R4
Net assets	$51,151,861
Shares outstanding	5,210,410
Net asset value per share	$9.82
Class R5
Net assets	$58,163,316
Shares outstanding	5,921,544
Net asset value per share	$9.82
Class W
Net assets	$616,010
Shares outstanding	62,653
Net asset value per share	$9.83
Class Y
Net assets	$3,174,984
Shares outstanding	323,295
Net asset value per share	$9.82
Class Z
Net assets	$105,521,636
Shares outstanding	10,745,314
Net asset value per share	$9.82

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Limited Duration Credit Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended January 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$159,840
Interest	8,802,406
Total income	8,962,246
Expenses:
Management services fees	1,678,017
Distribution and/or service fees
Class A	473,441
Class B	2,296
Class C	262,573
Class W	902
Transfer agent fees
Class A	232,053
Class B	283
Class C	32,146
Class I	1,123
Class K	29
Class R4	30,012
Class R5	14,409
Class W	444
Class Y	31
Class Z	62,067
Plan administration fees
Class K	139
Compensation of board members	14,859
Custodian fees	9,320
Printing and postage fees	33,865
Registration fees	64,051
Audit fees	17,817
Legal fees	6,858
Compensation of chief compliance officer	78
Other	12,610
Total expenses	2,949,423
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(63,515)
Total net expenses	2,885,908
Net investment income	6,076,338
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,569,322
Investments — affiliated issuers	(356)
Futures contracts	2,235,280
Net realized gain	12,804,246
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(17,058,944)
Investments — affiliated issuers	(1,687)
Futures contracts	5,278,378
Net change in unrealized appreciation (depreciation)	(11,782,253)
Net realized and unrealized gain	1,021,993
Net increase in net assets resulting from operations	$7,098,331
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations
Net investment income	$6,076,338	$21,586,161
Net realized gain (loss)	12,804,246	(23,704,421)
Net change in unrealized appreciation (depreciation)	(11,782,253)	23,931,595
Net increase in net assets resulting from operations	7,098,331	21,813,335
Distributions to shareholders
Net investment income
Class A	(2,715,989)	(10,652,398)
Class B	(1,597)	(11,944)
Class C	(181,382)	(920,527)
Class I	(1,269,786)	(4,139,245)
Class K	(829)	(2,536)
Class R4	(412,640)	(1,210,057)
Class R5	(480,655)	(1,498,277)
Class W	(5,209)	(1,234,986)
Class Y	(28,545)	(81,444)
Class Z	(855,723)	(2,545,868)
Total distributions to shareholders	(5,952,355)	(22,297,282)
Decrease in net assets from capital stock activity	(5,821,146)	(384,689,513)
Total decrease in net assets	(4,675,170)	(385,173,460)
Net assets at beginning of period	751,198,356	1,136,371,816
Net assets at end of period	$746,523,186	$751,198,356
Undistributed (excess of distributions over) net investment income	$21,750	$(102,233)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Limited Duration Credit Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	3,793,109	37,211,515	5,745,430	54,889,464
Distributions reinvested	271,048	2,662,201	1,082,715	10,330,882
Redemptions	(7,433,691)	(72,963,436)	(22,751,676)	(216,682,103)
Net decrease	(3,369,534)	(33,089,720)	(15,923,531)	(151,461,757)
Class B
Subscriptions	1,321	13,000	1,441	13,798
Distributions reinvested	157	1,538	1,226	11,686
Redemptions (a)	(15,698)	(154,080)	(86,684)	(827,825)
Net decrease	(14,220)	(139,542)	(84,017)	(802,341)
Class C
Subscriptions	334,829	3,287,278	470,040	4,517,304
Distributions reinvested	17,012	166,992	88,040	839,007
Redemptions	(694,966)	(6,816,282)	(2,074,668)	(19,760,068)
Net decrease	(343,125)	(3,362,012)	(1,516,588)	(14,403,757)
Class I
Subscriptions	2,451,926	24,068,103	1,333,791	12,943,174
Distributions reinvested	129,254	1,269,696	434,141	4,138,984
Redemptions	(2,792,344)	(27,316,341)	(7,367,227)	(70,018,674)
Net decrease	(211,164)	(1,978,542)	(5,599,295)	(52,936,516)
Class K
Distributions reinvested	76	755	241	2,304
Net increase	76	755	241	2,304
Class R4
Subscriptions	1,065,439	10,444,131	928,736	8,912,206
Distributions reinvested	41,999	412,555	126,692	1,209,806
Redemptions	(698,765)	(6,864,932)	(1,269,781)	(12,066,284)
Net increase (decrease)	408,673	3,991,754	(214,353)	(1,944,272)
Class R5
Subscriptions	1,880,093	18,449,083	3,369,726	32,169,179
Distributions reinvested	48,906	480,568	156,935	1,497,983
Redemptions	(1,419,269)	(13,941,290)	(4,106,294)	(38,624,294)
Net increase (decrease)	509,730	4,988,361	(579,633)	(4,957,132)
Class W
Subscriptions	1,273	12,485	695,403	6,625,841
Distributions reinvested	522	5,137	129,731	1,234,760
Redemptions	(24,272)	(238,749)	(12,158,931)	(116,929,438)
Net decrease	(22,477)	(221,127)	(11,333,797)	(109,068,837)
Class Y
Subscriptions	36,839	361,977	83,414	790,912
Distributions reinvested	2,897	28,455	8,499	81,183
Redemptions	(33,925)	(333,024)	(77,513)	(739,368)
Net increase	5,811	57,408	14,400	132,727
Class Z
Subscriptions	5,011,998	49,209,318	5,783,727	55,696,262
Distributions reinvested	48,789	479,132	143,788	1,373,007
Redemptions	(2,625,387)	(25,756,931)	(11,184,025)	(106,319,201)
Net increase (decrease)	2,435,400	23,931,519	(5,256,510)	(49,249,932)
Total net decrease	(600,830)	(5,821,146)	(40,493,083)	(384,689,513)

(a)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
1/31/2017 (c)	$9.80	0.07	0.02	0.09	(0.07)	—
7/31/2016	$9.70	0.22	0.10	0.32	(0.22)	—
7/31/2015	$9.99	0.19	(0.28)	(0.09)	(0.19)	(0.01)
7/31/2014	$10.04	0.16	0.11	0.27	(0.22)	(0.10)
7/31/2013	$10.15	0.16	0.05	0.21	(0.16)	(0.16)
7/31/2012	$10.10	0.25	0.03	0.28	(0.23)	—
Class B
1/31/2017 (c)	$9.80	0.04	0.00 (f)	0.04	(0.03)	—
7/31/2016	$9.70	0.15	0.10	0.25	(0.15)	—
7/31/2015	$9.99	0.11	(0.28)	(0.17)	(0.11)	(0.01)
7/31/2014	$10.04	0.08	0.12	0.20	(0.15)	(0.10)
7/31/2013	$10.14	0.08	0.07	0.15	(0.09)	(0.16)
7/31/2012	$10.10	0.17	0.03	0.20	(0.16)	—
Class C
1/31/2017 (c)	$9.80	0.04	0.00 (f)	0.04	(0.03)	—
7/31/2016	$9.69	0.15	0.11	0.26	(0.15)	—
7/31/2015	$9.99	0.12	(0.30)	(0.18)	(0.11)	(0.01)
7/31/2014	$10.04	0.08	0.12	0.20	(0.15)	(0.10)
7/31/2013	$10.14	0.08	0.07	0.15	(0.09)	(0.16)
7/31/2012	$10.10	0.17	0.03	0.20	(0.16)	—
Class I
1/31/2017 (c)	$9.80	0.09	0.02	0.11	(0.09)	—
7/31/2016	$9.70	0.25	0.11	0.36	(0.26)	—
7/31/2015	$9.99	0.23	(0.29)	(0.06)	(0.22)	(0.01)
7/31/2014	$10.05	0.19	0.11	0.30	(0.26)	(0.10)
7/31/2013	$10.15	0.20	0.06	0.26	(0.20)	(0.16)
7/31/2012	$10.11	0.28	0.03	0.31	(0.27)	—
Class K
1/31/2017 (c)	$9.82	0.08	0.01	0.09	(0.07)	—
7/31/2016	$9.72	0.22	0.11	0.33	(0.23)	—
7/31/2015	$10.01	0.20	(0.29)	(0.09)	(0.19)	(0.01)
7/31/2014	$10.07	0.16	0.11	0.27	(0.23)	(0.10)
7/31/2013	$10.17	0.18	0.05	0.23	(0.17)	(0.16)
7/31/2012	$10.13	0.26	0.02	0.28	(0.24)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Limited Duration Credit Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.07)	$9.82	0.93%	0.84% (d)	0.82% (d)	1.46% (d)	58%	$355,767
(0.22)	$9.80	3.43%	0.89%	0.83% (e)	2.29%	49%	$388,216
(0.20)	$9.70	(0.96%)	0.86%	0.83% (e)	1.92%	68%	$538,661
(0.32)	$9.99	2.78%	0.87%	0.84% (e)	1.55%	93%	$631,359
(0.32)	$10.04	2.11%	0.86%	0.85% (e)	1.56%	87%	$645,559
(0.23)	$10.15	2.87%	0.88%	0.84% (e)	2.45%	106%	$624,738

(0.03)	$9.81	0.45%	1.59% (d)	1.57% (d)	0.71% (d)	58%	$382
(0.15)	$9.80	2.65%	1.64%	1.58% (e)	1.53%	49%	$520
(0.12)	$9.70	(1.70%)	1.61%	1.58% (e)	1.14%	68%	$1,330
(0.25)	$9.99	2.01%	1.61%	1.59% (e)	0.81%	93%	$3,147
(0.25)	$10.04	1.45%	1.61%	1.60% (e)	0.81%	87%	$5,108
(0.16)	$10.14	1.99%	1.63%	1.60% (e)	1.70%	106%	$6,385

(0.03)	$9.81	0.45%	1.59% (d)	1.57% (d)	0.71% (d)	58%	$49,494
(0.15)	$9.80	2.76%	1.65%	1.58% (e)	1.54%	49%	$52,777
(0.12)	$9.69	(1.80%)	1.61%	1.58% (e)	1.17%	68%	$66,931
(0.25)	$9.99	2.01%	1.62%	1.59% (e)	0.81%	93%	$79,115
(0.25)	$10.04	1.45%	1.61%	1.60% (e)	0.81%	87%	$91,079
(0.16)	$10.14	2.00%	1.63%	1.59% (e)	1.70%	106%	$90,079

(0.09)	$9.82	1.12%	0.47% (d)	0.46% (d)	1.82% (d)	58%	$122,143
(0.26)	$9.80	3.81%	0.46%	0.46%	2.66%	49%	$124,021
(0.23)	$9.70	(0.59%)	0.46%	0.46%	2.31%	68%	$177,071
(0.36)	$9.99	3.06%	0.46%	0.46%	1.93%	93%	$160,050
(0.36)	$10.05	2.60%	0.47%	0.47%	1.94%	87%	$220,958
(0.27)	$10.15	3.17%	0.46%	0.46%	2.83%	106%	$207,343

(0.07)	$9.84	0.96%	0.77% (d)	0.76% (d)	1.52% (d)	58%	$110
(0.23)	$9.82	3.50%	0.77%	0.76%	2.35%	49%	$109
(0.20)	$9.72	(0.88%)	0.76%	0.76%	1.99%	68%	$106
(0.33)	$10.01	2.76%	0.76%	0.76%	1.63%	93%	$117
(0.33)	$10.07	2.29%	0.76%	0.76%	1.72%	87%	$108
(0.24)	$10.17	2.87%	0.76%	0.76%	2.54%	106%	$455
Columbia Limited Duration Credit Fund | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R4
1/31/2017 (c)	$9.80	0.09	0.01	0.10	(0.08)	—
7/31/2016	$9.70	0.24	0.11	0.35	(0.25)	—
7/31/2015	$9.99	0.22	(0.29)	(0.07)	(0.21)	(0.01)
7/31/2014	$10.04	0.18	0.12	0.30	(0.25)	(0.10)
7/31/2013 (g)	$10.12	0.07	(0.08) (h)	(0.01)	(0.07)	—
Class R5
1/31/2017 (c)	$9.81	0.09	0.01	0.10	(0.09)	—
7/31/2016	$9.71	0.25	0.10	0.35	(0.25)	—
7/31/2015	$10.00	0.22	(0.28)	(0.06)	(0.22)	(0.01)
7/31/2014	$10.05	0.18	0.13	0.31	(0.26)	(0.10)
7/31/2013 (i)	$10.30	0.14	(0.10) (h)	0.04	(0.13)	(0.16)
Class W
1/31/2017 (c)	$9.82	0.07	0.01	0.08	(0.07)	—
7/31/2016	$9.71	0.23	0.10	0.33	(0.22)	—
7/31/2015	$10.01	0.19	(0.29)	(0.10)	(0.19)	(0.01)
7/31/2014	$10.06	0.15	0.12	0.27	(0.22)	(0.10)
7/31/2013	$10.16	0.16	0.06	0.22	(0.16)	(0.16)
7/31/2012	$10.12	0.25	0.03	0.28	(0.24)	—
Class Y
1/31/2017 (c)	$9.80	0.09	0.02	0.11	(0.09)	—
7/31/2016	$9.70	0.25	0.11	0.36	(0.26)	—
7/31/2015	$10.00	0.24	(0.31)	(0.07)	(0.22)	(0.01)
7/31/2014	$10.05	0.19	0.12	0.31	(0.26)	(0.10)
7/31/2013 (j)	$10.13	0.07	(0.08) (h)	(0.01)	(0.07)	—
Class Z
1/31/2017 (c)	$9.80	0.09	0.01	0.10	(0.08)	—
7/31/2016	$9.70	0.24	0.11	0.35	(0.25)	—
7/31/2015	$9.99	0.21	(0.28)	(0.07)	(0.21)	(0.01)
7/31/2014	$10.05	0.18	0.11	0.29	(0.25)	(0.10)
7/31/2013	$10.15	0.18	0.07	0.25	(0.19)	(0.16)
7/31/2012	$10.11	0.27	0.03	0.30	(0.26)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Class R4 shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of the Fund’s units issued and units redeemed in relation to fluctuations in the market value of the portfolio.
(i)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(j)	Class Y shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Limited Duration Credit Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.08)	$9.82	1.06%	0.59% (d)	0.57% (d)	1.71% (d)	58%	$51,152
(0.25)	$9.80	3.68%	0.64%	0.58% (e)	2.53%	49%	$47,065
(0.22)	$9.70	(0.71%)	0.61%	0.58% (e)	2.27%	68%	$48,659
(0.35)	$9.99	3.04%	0.62%	0.59% (e)	1.80%	93%	$6,000
(0.07)	$10.04	(0.07%)	0.62% (d)	0.60% (d),(e)	1.76% (d)	87%	$2,270

(0.09)	$9.82	0.99%	0.52% (d)	0.51% (d)	1.77% (d)	58%	$58,163
(0.25)	$9.81	3.76%	0.51%	0.51%	2.60%	49%	$53,070
(0.23)	$9.71	(0.63%)	0.51%	0.51%	2.26%	68%	$58,152
(0.36)	$10.00	3.12%	0.51%	0.51%	1.84%	93%	$36,091
(0.29)	$10.05	0.44%	0.55% (d)	0.54% (d)	1.99% (d)	87%	$1,983

(0.07)	$9.83	0.83%	0.84% (d)	0.82% (d)	1.47% (d)	58%	$616
(0.22)	$9.82	3.54%	0.90%	0.83% (e)	2.37%	49%	$836
(0.20)	$9.71	(1.05%)	0.86%	0.83% (e)	1.92%	68%	$110,891
(0.32)	$10.01	2.77%	0.87%	0.83% (e)	1.50%	93%	$145,507
(0.32)	$10.06	2.21%	0.86%	0.85% (e)	1.61%	87%	$9,498
(0.24)	$10.16	2.78%	0.88%	0.84% (e)	2.45%	106%	$15,593

(0.09)	$9.82	1.12%	0.47% (d)	0.46% (d)	1.82% (d)	58%	$3,175
(0.26)	$9.80	3.81%	0.47%	0.46%	2.65%	49%	$3,113
(0.23)	$9.70	(0.69%)	0.47%	0.46%	2.44%	68%	$2,941
(0.36)	$10.00	3.16%	0.46%	0.46%	1.87%	93%	$10
(0.07)	$10.05	(0.14%)	0.44% (d)	0.44% (d)	1.81% (d)	87%	$2

(0.08)	$9.82	1.06%	0.59% (d)	0.57% (d)	1.71% (d)	58%	$105,522
(0.25)	$9.80	3.69%	0.64%	0.58% (e)	2.53%	49%	$81,473
(0.22)	$9.70	(0.71%)	0.61%	0.58% (e)	2.17%	68%	$131,631
(0.35)	$9.99	2.93%	0.62%	0.59% (e)	1.81%	93%	$108,228
(0.35)	$10.05	2.46%	0.61%	0.60% (e)	1.80%	87%	$98,123
(0.26)	$10.15	3.05%	0.63%	0.59% (e)	2.69%	106%	$97,765
Columbia Limited Duration Credit Fund | Semiannual Report 2017	19

Notes to Financial Statements
January 31, 2017 (Unaudited)
Note 1. Organization
Columbia Limited Duration Credit Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On or about March 27, 2017, Class I shares were exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges, however this share class is closed to new investors.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Effective March 27, 2017, Class W shares are no longer offered for sale. Class W shares, when available, were not subject to sales charges and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Effective March 27, 2017, Class W shares were renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
20	Columbia Limited Duration Credit Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Columbia Limited Duration Credit Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the
22	Columbia Limited Duration Credit Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2017:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	517,822*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	2,235,280

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	5,278,378
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	125,903,122
Futures contracts — short	162,717,407

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2017.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Limited Duration Credit Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
24	Columbia Limited Duration Credit Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.430% to 0.280% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2017 was 0.427% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the
Columbia Limited Duration Credit Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares did not pay transfer agency fees.
For the six months ended January 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Class A	0.12%
Class B	0.12
Class C	0.12
Class I	0.00 (a)
Class K	0.05
Class R4	0.12
Class R5	0.05
Class W	0.12
Class Y	0.00 (a)
Class Z	0.12

(a)	Rounds to zero.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2017, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $639,000 and $628,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2017, if any, are listed below:
Amount ($)
Class A	85,115
Class C	1,346
26	Columbia Limited Duration Credit Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	December 1, 2016 through November 30, 2017	Prior to December 1, 2016
Class A	0.80%	0.83%
Class B	1.55	1.58
Class C	1.55	1.58
Class I	0.47	0.46
Class K	0.77	0.76
Class R4	0.55	0.58
Class R5	0.52	0.51
Class W	0.80	0.83
Class Y	0.47	0.46
Class Z	0.55	0.58
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
740,861,000	3,521,000	(3,884,000)	(363,000)
The following capital loss carryforwards, determined at July 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	12,882,695	23,612,221	36,494,916
Columbia Limited Duration Credit Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $417,279,197 and $404,907,627, respectively, for the six months ended January 31, 2017, of which $39,761,687 and $19,959,375, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2017.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
28	Columbia Limited Duration Credit Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2017, affiliated shareholders of record owned 62.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Limited Duration Credit Fund | Semiannual Report 2017	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
30	Columbia Limited Duration Credit Fund | Semiannual Report 2017

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Columbia Limited Duration Credit Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR183_07_G01_(03/17)

SemiAnnual Report
January 31, 2017
Columbia Disciplined Core Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Disciplined Core Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Disciplined Core Fund   |  Semiannual Report 2017

Columbia Disciplined Core Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Disciplined Core Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Brian Condon, CFA
Co-manager
Managed Fund since 2010
Peter Albanese
Co-manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	04/24/03	4.60	16.48	13.12	6.16
	Including sales charges		-1.41	9.76	11.80	5.54
Class B	Excluding sales charges	04/24/03	4.21	15.62	12.26	5.38
	Including sales charges		-0.79	10.62	12.01	5.38
Class C	Excluding sales charges	04/24/03	4.16	15.61	12.26	5.37
	Including sales charges		3.16	14.61	12.26	5.37
Class I		07/15/04	4.73	16.90	13.59	6.60
Class K		04/24/03	4.65	16.58	13.27	6.31
Class R		12/11/06	4.36	16.10	12.80	5.89
Class R4 *		03/19/13	4.69	16.85	13.33	6.26
Class R5		12/11/06	4.70	16.81	13.51	6.55
Class W		12/01/06	4.47	16.50	13.09	6.13
Class Y *		06/01/15	4.72	16.91	13.26	6.23
Class Z *		09/27/10	4.61	16.80	13.36	6.34
S&P 500 Index			5.96	20.04	14.09	6.99
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Prior to March 27, 2017, Class W shares were sold without a sales charge and, therefore, the returns shown for Class W shares do not reflect any sales charge. Effective March 27, 2017, Class W shares are renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Disciplined Core Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at January 31, 2017)
Microsoft Corp.	3.8
Facebook, Inc., Class A	3.2
Apple, Inc.	3.0
Home Depot, Inc. (The)	2.6
Cisco Systems, Inc.	2.5
Merck & Co., Inc.	2.5
Pfizer, Inc.	2.4
Boeing Co. (The)	2.4
MasterCard, Inc., Class A	2.2
3M Co.	2.1
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at January 31, 2017)
Common Stocks	98.8
Money Market Funds	1.2
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2017)
Consumer Discretionary	11.9
Consumer Staples	9.7
Energy	7.0
Financials	14.4
Health Care	13.9
Industrials	10.1
Information Technology	21.3
Materials	3.0
Real Estate	2.4
Telecommunication Services	2.8
Utilities	3.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4	Columbia Disciplined Core Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2016 — January 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,046.00	1,020.18	5.42	5.35	1.04
Class B	1,000.00	1,000.00	1,042.10	1,016.41	9.26	9.15	1.78
Class C	1,000.00	1,000.00	1,041.60	1,016.41	9.26	9.15	1.78
Class I	1,000.00	1,000.00	1,047.30	1,022.17	3.39	3.35	0.65
Class K	1,000.00	1,000.00	1,046.50	1,020.64	4.95	4.89	0.95
Class R	1,000.00	1,000.00	1,043.60	1,018.91	6.72	6.64	1.29
Class R4	1,000.00	1,000.00	1,046.90	1,021.45	4.12	4.07	0.79
Class R5	1,000.00	1,000.00	1,047.00	1,021.91	3.65	3.61	0.70
Class W	1,000.00	1,000.00	1,044.70	1,020.23	5.37	5.30	1.03
Class Y	1,000.00	1,000.00	1,047.20	1,022.12	3.44	3.40	0.66
Class Z	1,000.00	1,000.00	1,046.10	1,021.45	4.12	4.07	0.79
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia Disciplined Core Fund | Semiannual Report 2017	5

Portfolio of Investments
January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.9%
Issuer	Shares	Value ($)
Consumer Discretionary 11.7%
Automobiles 0.8%
Ford Motor Co.	2,652,000	32,778,720
Hotels, Restaurants & Leisure 1.6%
Darden Restaurants, Inc.	891,000	65,292,480
Media 2.7%
Comcast Corp., Class A	1,078,405	81,333,305
News Corp., Class A	2,262,700	27,808,583
Total		109,141,888
Multiline Retail 0.5%
Kohl’s Corp.	465,300	18,532,899
Specialty Retail 6.1%
Best Buy Co., Inc.	1,506,600	67,073,832
Home Depot, Inc. (The)	738,700	101,630,346
Ross Stores, Inc.	922,100	60,960,031
Urban Outfitters, Inc.(a)	510,000	13,535,400
Total		243,199,609
Total Consumer Discretionary		468,945,596
Consumer Staples 9.6%
Beverages 0.7%
PepsiCo, Inc.	273,200	28,352,696
Food & Staples Retailing 3.7%
SYSCO Corp.	1,270,700	66,660,922
Wal-Mart Stores, Inc.	1,238,200	82,637,468
Total		149,298,390
Food Products 1.5%
Tyson Foods, Inc., Class A	947,000	59,462,130
Tobacco 3.7%
Altria Group, Inc.	1,160,800	82,625,744
Philip Morris International, Inc.	667,500	64,166,775
Total		146,792,519
Total Consumer Staples		383,905,735
Energy 6.9%
Energy Equipment & Services 1.2%
Baker Hughes, Inc.	797,900	50,331,532
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 5.7%
Chevron Corp.	552,100	61,476,335
ConocoPhillips	1,652,960	80,598,330
Exxon Mobil Corp.	104,000	8,724,560
Valero Energy Corp.	1,165,350	76,633,416
Total		227,432,641
Total Energy		277,764,173
Financials 14.2%
Banks 6.0%
Bank of America Corp.(a)	3,299,200	74,693,888
Citigroup, Inc.	281,500	15,716,145
Fifth Third Bancorp	2,599,000	67,833,900
JPMorgan Chase & Co.	983,400	83,225,142
Total		241,469,075
Capital Markets 3.4%
CME Group, Inc.	86,300	10,449,204
S&P Global, Inc.	623,700	74,956,266
T. Rowe Price Group, Inc.	759,300	51,207,192
Total		136,612,662
Consumer Finance 0.8%
Discover Financial Services	180,400	12,498,112
Navient Corp.	1,234,900	18,572,896
Total		31,071,008
Insurance 4.0%
Aflac, Inc.	685,800	47,999,142
Allstate Corp. (The)	81,000	6,092,010
Marsh & McLennan Companies, Inc.	400,500	27,242,010
Prudential Financial, Inc.	729,700	76,698,767
Total		158,031,929
Total Financials		567,184,674
Health Care 13.8%
Biotechnology 2.9%
Alexion Pharmaceuticals, Inc.(a)	166,400	21,745,152
Alkermes PLC(a)	155,000	8,387,050
Biogen, Inc.(a)	93,200	25,838,768
BioMarin Pharmaceutical, Inc.(a)	111,000	9,726,930

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Disciplined Core Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Celgene Corp.(a)	283,600	32,940,140
Vertex Pharmaceuticals, Inc.(a)	206,600	17,740,742
Total		116,378,782
Health Care Equipment & Supplies 2.4%
Baxter International, Inc.	1,522,300	72,933,393
Hologic, Inc.(a)	520,300	21,087,759
Total		94,021,152
Health Care Providers & Services 2.1%
Aetna, Inc.	79,300	9,405,773
Express Scripts Holding Co.(a)	508,800	35,046,144
UnitedHealth Group, Inc.	252,700	40,962,670
Total		85,414,587
Pharmaceuticals 6.4%
Johnson & Johnson	548,600	62,128,950
Merck & Co., Inc.	1,597,500	99,029,025
Pfizer, Inc.	2,949,555	93,589,380
Total		254,747,355
Total Health Care		550,561,876
Industrials 9.9%
Aerospace & Defense 3.6%
Boeing Co. (The)	572,500	93,557,950
Lockheed Martin Corp.	205,800	51,723,714
Total		145,281,664
Air Freight & Logistics 0.1%
United Parcel Service, Inc., Class B	40,300	4,397,939
Airlines 2.4%
Delta Air Lines, Inc.	1,513,100	71,478,844
United Continental Holdings, Inc.(a)	368,500	25,968,195
Total		97,447,039
Commercial Services & Supplies 0.1%
Waste Management, Inc.	62,100	4,315,950
Electrical Equipment 0.8%
Emerson Electric Co.	527,500	30,943,150
Industrial Conglomerates 2.1%
3M Co.	485,100	84,805,182
Machinery 0.8%
Illinois Tool Works, Inc.	45,100	5,736,720
Common Stocks (continued)
Issuer	Shares	Value ($)
Ingersoll-Rand PLC	256,200	20,329,470
Stanley Black & Decker, Inc.	34,300	4,253,200
Total		30,319,390
Total Industrials		397,510,314
Information Technology 21.1%
Communications Equipment 3.0%
Cisco Systems, Inc.	3,227,000	99,133,440
F5 Networks, Inc.(a)	152,200	20,399,366
Total		119,532,806
Internet Software & Services 6.5%
Alphabet, Inc., Class A(a)	85,200	69,880,188
Facebook, Inc., Class A(a)	983,700	128,195,784
VeriSign, Inc.(a)	762,500	61,160,125
Total		259,236,097
IT Services 2.2%
MasterCard, Inc., Class A	827,600	87,998,708
Semiconductors & Semiconductor Equipment 1.9%
QUALCOMM, Inc.	1,298,200	69,362,826
Xilinx, Inc.	136,200	7,926,840
Total		77,289,666
Software 4.6%
Activision Blizzard, Inc.	446,100	17,937,681
Adobe Systems, Inc.(a)	113,700	12,891,306
Microsoft Corp.(b)	2,338,900	151,209,885
Total		182,038,872
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	962,980	116,857,623
Total Information Technology		842,953,772
Materials 3.0%
Chemicals 1.7%
LyondellBasell Industries NV, Class A	747,700	69,737,979
Containers & Packaging 0.5%
International Paper Co.	334,300	18,921,380
Metals & Mining 0.8%
Newmont Mining Corp.(a)	862,700	31,298,756
Total Materials		119,958,115

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 2.4%
American Tower Corp.	694,200	71,849,700
Simon Property Group, Inc.	85,300	15,675,581
SL Green Realty Corp.	71,000	7,736,870
Total		95,262,151
Total Real Estate		95,262,151
Telecommunication Services 2.8%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	720,200	30,363,632
CenturyLink, Inc.	1,188,100	30,724,266
Verizon Communications, Inc.(a)	1,023,000	50,137,230
Total		111,225,128
Total Telecommunication Services		111,225,128
Utilities 3.5%
Electric Utilities 1.7%
Entergy Corp.	940,200	67,355,928
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.8%
CenterPoint Energy, Inc.	1,546,700	40,539,007
Public Service Enterprise Group, Inc.	700,900	31,014,825
Total		71,553,832
Total Utilities		138,909,760
Total Common Stocks (Cost $3,490,247,207)		3,954,181,294

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(c),(d)	49,211,938	49,211,938
Total Money Market Funds (Cost $49,211,938)		49,211,938
Total Investments (Cost: $3,539,459,145)		4,003,393,232
Other Assets & Liabilities, Net		(2,893,192)
Net Assets		4,000,500,040

At January 31, 2017, securities and/or cash totaling $3,956,580 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at January 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 Index	86	USD	48,901,750	03/2017	311,739	—
S&P 500 Index	15	USD	8,529,375	03/2017	7,447	—
S&P 500 Index	3	USD	1,705,875	03/2017	6,740	—
Total			59,137,000		325,926	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	23,374,982	227,936,836	(202,099,880)	49,211,938	(16)	85,293	49,211,938
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Disciplined Core Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	468,945,596	—	—	—	468,945,596
Consumer Staples	383,905,735	—	—	—	383,905,735
Energy	277,764,173	—	—	—	277,764,173
Financials	567,184,674	—	—	—	567,184,674
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Health Care	550,561,876	—	—	—	550,561,876
Industrials	397,510,314	—	—	—	397,510,314
Information Technology	842,953,772	—	—	—	842,953,772
Materials	119,958,115	—	—	—	119,958,115
Real Estate	95,262,151	—	—	—	95,262,151
Telecommunication Services	111,225,128	—	—	—	111,225,128
Utilities	138,909,760	—	—	—	138,909,760
Total Common Stocks	3,954,181,294	—	—	—	3,954,181,294
Money Market Funds	—	—	—	49,211,938	49,211,938
Total Investments	3,954,181,294	—	—	49,211,938	4,003,393,232
Derivatives
Asset
Futures Contracts	325,926	—	—	—	325,926
Total	3,954,507,220	—	—	49,211,938	4,003,719,158
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Disciplined Core Fund | Semiannual Report 2017

Statement of Assets and Liabilities
January 31, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$3,490,247,207
Affiliated issuers, at cost	49,211,938
Total investments, at cost	3,539,459,145
Investments, at value
Unaffiliated issuers, at value	3,954,181,294
Affiliated issuers, at value	49,211,938
Total investments, at value	4,003,393,232
Receivable for:
Capital shares sold	21,505,903
Dividends	2,324,288
Prepaid expenses	8,306
Other assets	32,897
Total assets	4,027,264,626
Liabilities
Payable for:
Capital shares purchased	25,863,341
Variation margin	39,000
Management services fees	69,450
Distribution and/or service fees	26,038
Transfer agent fees	357,991
Plan administration fees	152
Compensation of board members	246,209
Compensation of chief compliance officer	402
Other expenses	162,003
Total liabilities	26,764,586
Net assets applicable to outstanding capital stock	$4,000,500,040
Represented by
Paid in capital	3,631,286,962
Undistributed net investment income	218,543
Accumulated net realized loss	(95,265,478)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	463,934,087
Futures contracts	325,926
Total - representing net assets applicable to outstanding capital stock	$4,000,500,040
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2017	11

Statement of Assets and Liabilities  (continued)
January 31, 2017 (Unaudited)
Class A
Net assets	$3,435,095,960
Shares outstanding	332,676,066
Net asset value per share	$10.33
Maximum offering price per share(a)	$10.96
Class B
Net assets	$19,588,921
Shares outstanding	1,904,515
Net asset value per share	$10.29
Class C
Net assets	$56,904,035
Shares outstanding	5,607,378
Net asset value per share	$10.15
Class I
Net assets	$295,731,796
Shares outstanding	28,464,728
Net asset value per share	$10.39
Class K
Net assets	$1,415,440
Shares outstanding	136,285
Net asset value per share	$10.39
Class R
Net assets	$4,662,583
Shares outstanding	451,628
Net asset value per share	$10.32
Class R4
Net assets	$6,078,164
Shares outstanding	583,730
Net asset value per share	$10.41
Class R5
Net assets	$100,589,156
Shares outstanding	9,726,445
Net asset value per share	$10.34
Class W
Net assets	$42,704,014
Shares outstanding	4,108,701
Net asset value per share	$10.39
Class Y
Net assets	$1,078,162
Shares outstanding	103,859
Net asset value per share	$10.38
Class Z
Net assets	$36,651,809
Shares outstanding	3,533,487
Net asset value per share	$10.37

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Disciplined Core Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended January 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$46,351,523
Dividends — affiliated issuers	85,293
Total income	46,436,816
Expenses:
Management services fees	12,889,828
Distribution and/or service fees
Class A	4,368,085
Class B	118,568
Class C	292,714
Class R	11,624
Class W	64,126
Transfer agent fees
Class A	2,329,089
Class B	15,750
Class C	39,020
Class I	2,707
Class K	5,680
Class R	3,104
Class R4	2,655
Class R5	21,165
Class W	34,065
Class Y	11
Class Z	26,676
Plan administration fees
Class K	27,323
Compensation of board members	49,031
Custodian fees	16,798
Printing and postage fees	218,405
Registration fees	83,881
Audit fees	14,790
Legal fees	20,653
Compensation of chief compliance officer	402
Other	39,551
Total expenses	20,695,701
Net investment income	25,741,115
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	149,286,317
Investments — affiliated issuers	(16)
Futures contracts	2,185,658
Net realized gain	151,471,959
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(103,081)
Futures contracts	48,127
Net change in unrealized appreciation (depreciation)	(54,954)
Net realized and unrealized gain	151,417,005
Net increase in net assets resulting from operations	$177,158,120
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations
Net investment income	$25,741,115	$54,325,335
Net realized gain	151,471,959	110,147,200
Net change in unrealized appreciation (depreciation)	(54,954)	(115,270,710)
Net increase in net assets resulting from operations	177,158,120	49,201,825
Distributions to shareholders
Net investment income
Class A	(43,849,860)	(44,223,400)
Class B	(127,966)	(189,958)
Class C	(337,085)	(321,070)
Class I	(4,618,317)	(5,228,680)
Class K	(286,950)	(283,117)
Class R	(49,054)	(54,433)
Class R4	(57,760)	(29,149)
Class R5	(1,257,569)	(1,192,888)
Class W	(604,298)	(729,900)
Class Y	(17,391)	(613)
Class Z	(531,832)	(870,786)
Total distributions to shareholders	(51,738,082)	(53,123,994)
Decrease in net assets from capital stock activity	(190,837,265)	(188,335,245)
Total decrease in net assets	(65,417,227)	(192,257,414)
Net assets at beginning of period	4,065,917,267	4,258,174,681
Net assets at end of period	$4,000,500,040	$4,065,917,267
Undistributed net investment income	$218,543	$26,215,510
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Disciplined Core Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	4,851,670	49,117,723	19,089,021	183,225,147
Distributions reinvested	4,148,698	43,229,435	4,455,865	42,375,280
Redemptions	(23,784,463)	(241,052,829)	(36,755,727)	(349,980,931)
Net decrease	(14,784,095)	(148,705,671)	(13,210,841)	(124,380,504)
Class B
Subscriptions	5,139	51,526	29,116	278,880
Distributions reinvested	12,290	127,692	19,875	188,614
Redemptions (a)	(804,995)	(8,101,944)	(1,769,476)	(16,666,862)
Net decrease	(787,566)	(7,922,726)	(1,720,485)	(16,199,368)
Class C
Subscriptions	259,516	2,585,200	2,146,544	20,203,545
Distributions reinvested	30,138	308,914	31,050	290,940
Redemptions	(682,877)	(6,786,539)	(1,551,610)	(14,466,747)
Net increase (decrease)	(393,223)	(3,892,425)	625,984	6,027,738
Class I
Subscriptions	1,312,321	13,685,172	602,116	5,548,380
Distributions reinvested	441,095	4,618,259	546,927	5,228,624
Redemptions	(2,605,423)	(26,705,254)	(5,196,004)	(49,410,250)
Net decrease	(852,007)	(8,401,823)	(4,046,961)	(38,633,246)
Class K
Subscriptions	99,325	1,024,682	223,807	2,086,520
Distributions reinvested	27,377	286,908	29,580	283,077
Redemptions	(2,146,748)	(22,271,387)	(268,859)	(2,573,070)
Net decrease	(2,020,046)	(20,959,797)	(15,472)	(203,473)
Class R
Subscriptions	102,086	1,023,357	352,041	3,325,383
Distributions reinvested	2,392	24,924	3,800	36,178
Redemptions	(88,115)	(888,997)	(416,061)	(4,000,436)
Net increase (decrease)	16,363	159,284	(60,220)	(638,875)
Class R4
Subscriptions	284,406	2,944,663	321,965	3,153,552
Distributions reinvested	5,497	57,713	3,038	29,105
Redemptions	(32,858)	(334,993)	(92,366)	(881,931)
Net increase	257,045	2,667,383	232,637	2,300,726
Class R5
Subscriptions	2,516,023	25,933,047	1,328,046	12,677,459
Distributions reinvested	120,567	1,257,517	125,298	1,192,837
Redemptions	(883,361)	(9,000,573)	(1,146,294)	(10,953,965)
Net increase	1,753,229	18,189,991	307,050	2,916,331
Class W
Subscriptions	158,026	1,600,634	4,403,652	42,176,976
Distributions reinvested	57,658	604,259	76,266	729,862
Redemptions	(1,594,593)	(16,345,481)	(6,569,839)	(64,032,591)
Net decrease	(1,378,909)	(14,140,588)	(2,089,921)	(21,125,753)
Class Y
Subscriptions	655	6,747	113,332	1,133,759
Distributions reinvested	1,657	17,350	60	572
Redemptions	(3,098)	(32,194)	(8,995)	(89,295)
Net increase (decrease)	(786)	(8,097)	104,397	1,045,036
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2017	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z
Subscriptions	1,016,132	10,324,559	3,497,065	33,869,433
Distributions reinvested	43,450	454,492	76,557	731,118
Redemptions	(1,839,172)	(18,601,847)	(3,605,798)	(34,044,408)
Net increase (decrease)	(779,590)	(7,822,796)	(32,176)	556,143
Total net decrease	(18,969,585)	(190,837,265)	(19,906,008)	(188,335,245)

(a)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Disciplined Core Fund | Semiannual Report 2017

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Columbia Disciplined Core Fund | Semiannual Report 2017	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
1/31/2017 (c)	$10.00	0.06	0.40	0.46	(0.13)
7/31/2016	$9.99	0.13	(0.00) (e)	0.13	(0.12)
7/31/2015	$8.93	0.11	1.05	1.16	(0.10)
7/31/2014	$7.75	0.09	1.23	1.32	(0.14)
7/31/2013	$6.33	0.09	1.42	1.51	(0.09)
7/31/2012	$5.78	0.08	0.51	0.59	(0.04)
Class B
1/31/2017 (c)	$9.93	0.03	0.39	0.42	(0.06)
7/31/2016	$9.92	0.06	(0.00) (e)	0.06	(0.05)
7/31/2015	$8.87	0.04	1.04	1.08	(0.03)
7/31/2014	$7.71	0.03	1.22	1.25	(0.09)
7/31/2013	$6.28	0.04	1.42	1.46	(0.03)
7/31/2012	$5.74	0.04	0.50	0.54	—
Class C
1/31/2017 (c)	$9.80	0.02	0.39	0.41	(0.06)
7/31/2016	$9.78	0.05	0.02 (g)	0.07	(0.05)
7/31/2015	$8.75	0.04	1.02	1.06	(0.03)
7/31/2014	$7.61	0.03	1.20	1.23	(0.09)
7/31/2013	$6.22	0.04	1.40	1.44	(0.05)
7/31/2012	$5.68	0.03	0.51	0.54	—
Class I
1/31/2017 (c)	$10.08	0.08	0.40	0.48	(0.17)
7/31/2016	$10.06	0.17	0.01 (g)	0.18	(0.16)
7/31/2015	$9.00	0.15	1.05	1.20	(0.14)
7/31/2014	$7.81	0.13	1.24	1.37	(0.18)
7/31/2013	$6.38	0.12	1.43	1.55	(0.12)
7/31/2012	$5.82	0.11	0.51	0.62	(0.06)
Class K
1/31/2017 (c)	$10.06	0.07	0.40	0.47	(0.14)
7/31/2016	$10.05	0.14	(0.00) (e)	0.14	(0.13)
7/31/2015	$8.98	0.12	1.06	1.18	(0.11)
7/31/2014	$7.80	0.11	1.23	1.34	(0.16)
7/31/2013	$6.37	0.10	1.43	1.53	(0.10)
7/31/2012	$5.80	0.09	0.52	0.61	(0.04)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Disciplined Core Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.13)	—	$10.33	4.60%	1.04% (d)	1.04% (d)	1.24% (d)	36%	$3,435,096
(0.12)	—	$10.00	1.39%	1.04%	1.04% (f)	1.34%	77%	$3,475,816
(0.10)	—	$9.99	13.03%	1.06%	1.06% (f)	1.12%	77%	$3,601,777
(0.14)	—	$8.93	17.21%	1.11%	1.11% (f)	1.12%	73%	$3,325,544
(0.09)	—	$7.75	24.12%	1.18%	1.16% (f)	1.28%	69%	$3,084,807
(0.04)	0.00 (e)	$6.33	10.25%	1.17%	1.08% (f)	1.36%	71%	$2,800,422

(0.06)	—	$10.29	4.21%	1.78% (d)	1.78% (d)	0.54% (d)	36%	$19,589
(0.05)	—	$9.93	0.62%	1.79%	1.79% (f)	0.62%	77%	$26,744
(0.03)	—	$9.92	12.23%	1.81%	1.81% (f)	0.38%	77%	$43,755
(0.09)	—	$8.87	16.25%	1.87%	1.87% (f)	0.39%	73%	$60,860
(0.03)	—	$7.71	23.27%	1.93%	1.91% (f)	0.54%	69%	$77,087
—	0.00 (e)	$6.28	9.41%	1.92%	1.83% (f)	0.63%	71%	$83,451

(0.06)	—	$10.15	4.16%	1.78% (d)	1.78% (d)	0.49% (d)	36%	$56,904
(0.05)	—	$9.80	0.74%	1.79%	1.79% (f)	0.57%	77%	$58,819
(0.03)	—	$9.78	12.17%	1.80%	1.80% (f)	0.37%	77%	$52,590
(0.09)	—	$8.75	16.20%	1.86%	1.86% (f)	0.37%	73%	$35,687
(0.05)	—	$7.61	23.22%	1.93%	1.91% (f)	0.53%	69%	$30,686
—	0.00 (e)	$6.22	9.51%	1.92%	1.83% (f)	0.59%	71%	$25,903

(0.17)	—	$10.39	4.73%	0.65% (d)	0.65% (d)	1.61% (d)	36%	$295,732
(0.16)	—	$10.08	1.90%	0.66%	0.66%	1.73%	77%	$295,503
(0.14)	—	$10.06	13.39%	0.65%	0.65%	1.53%	77%	$335,759
(0.18)	—	$9.00	17.71%	0.65%	0.65%	1.58%	73%	$319,764
(0.12)	—	$7.81	24.65%	0.67%	0.66%	1.78%	69%	$295,375
(0.06)	0.00 (e)	$6.38	10.85%	0.68%	0.65%	1.77%	71%	$279,293

(0.14)	—	$10.39	4.65%	0.95% (d)	0.95% (d)	1.32% (d)	36%	$1,415
(0.13)	—	$10.06	1.49%	0.96%	0.96%	1.43%	77%	$21,702
(0.11)	—	$10.05	13.22%	0.95%	0.95%	1.24%	77%	$21,822
(0.16)	—	$8.98	17.29%	0.95%	0.95%	1.34%	73%	$28,087
(0.10)	—	$7.80	24.29%	0.97%	0.96%	1.47%	69%	$75,884
(0.04)	0.00 (e)	$6.37	10.57%	1.06%	0.95%	1.50%	71%	$61,446
Columbia Disciplined Core Fund | Semiannual Report 2017	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class R
1/31/2017 (c)	$9.99	0.05	0.39	0.44	(0.11)
7/31/2016	$9.98	0.10	0.01	0.11	(0.10)
7/31/2015	$8.92	0.08	1.06	1.14	(0.08)
7/31/2014	$7.75	0.07	1.22	1.29	(0.12)
7/31/2013	$6.33	0.07	1.43	1.50	(0.08)
7/31/2012	$5.77	0.06	0.52	0.58	(0.02)
Class R4
1/31/2017 (c)	$10.09	0.07	0.40	0.47	(0.15)
7/31/2016	$10.07	0.14	0.03 (g)	0.17	(0.15)
7/31/2015	$9.00	0.14	1.05	1.19	(0.12)
7/31/2014	$7.81	0.11	1.24	1.35	(0.16)
7/31/2013 (h)	$7.02	0.03	0.76	0.79	—
Class R5
1/31/2017 (c)	$10.03	0.08	0.39	0.47	(0.16)
7/31/2016	$10.02	0.16	0.01 (g)	0.17	(0.16)
7/31/2015	$8.96	0.14	1.06	1.20	(0.14)
7/31/2014	$7.77	0.13	1.24	1.37	(0.18)
7/31/2013	$6.35	0.12	1.42	1.54	(0.12)
7/31/2012	$5.80	0.10	0.51	0.61	(0.06)
Class W
1/31/2017 (c)	$10.07	0.07	0.38	0.45	(0.13)
7/31/2016	$10.05	0.13	0.01	0.14	(0.12)
7/31/2015	$8.98	0.11	1.06	1.17	(0.10)
7/31/2014	$7.80	0.09	1.23	1.32	(0.14)
7/31/2013	$6.37	0.09	1.43	1.52	(0.09)
7/31/2012	$5.81	0.08	0.51	0.59	(0.03)
Class Y
1/31/2017 (c)	$10.07	0.08	0.40	0.48	(0.17)
7/31/2016	$10.06	0.09	0.08 (g)	0.17	(0.16)
7/31/2015 (i)	$10.09	0.02	(0.05) (g)	(0.03)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Disciplined Core Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.11)	—	$10.32	4.36%	1.29% (d)	1.29% (d)	0.98% (d)	36%	$4,663
(0.10)	—	$9.99	1.13%	1.29%	1.29% (f)	1.10%	77%	$4,349
(0.08)	—	$9.98	12.78%	1.31%	1.31% (f)	0.86%	77%	$4,943
(0.12)	—	$8.92	16.81%	1.37%	1.37% (f)	0.89%	73%	$3,655
(0.08)	—	$7.75	23.87%	1.43%	1.41% (f)	1.02%	69%	$4,180
(0.02)	0.00 (e)	$6.33	10.11%	1.41%	1.32% (f)	1.05%	71%	$3,522

(0.15)	—	$10.41	4.69%	0.79% (d)	0.79% (d)	1.39% (d)	36%	$6,078
(0.15)	—	$10.09	1.75%	0.80%	0.80% (f)	1.50%	77%	$3,298
(0.12)	—	$10.07	13.29%	0.80%	0.80% (f)	1.40%	77%	$948
(0.16)	—	$9.00	17.45%	0.87%	0.87% (f)	1.34%	73%	$195
—	—	$7.81	11.25%	0.92% (d)	0.92% (d),(f)	1.25% (d)	69%	$3

(0.16)	—	$10.34	4.70%	0.70% (d)	0.70% (d)	1.57% (d)	36%	$100,589
(0.16)	—	$10.03	1.75%	0.71%	0.71%	1.67%	77%	$79,994
(0.14)	—	$10.02	13.40%	0.70%	0.70%	1.47%	77%	$76,799
(0.18)	—	$8.96	17.75%	0.70%	0.70%	1.53%	73%	$57,466
(0.12)	—	$7.77	24.55%	0.72%	0.71%	1.72%	69%	$46,858
(0.06)	0.00 (e)	$6.35	10.71%	0.80%	0.70%	1.72%	71%	$37,489

(0.13)	—	$10.39	4.47%	1.03% (d)	1.03% (d)	1.28% (d)	36%	$42,704
(0.12)	—	$10.07	1.49%	1.04%	1.04% (f)	1.39%	77%	$55,252
(0.10)	—	$10.05	13.07%	1.06%	1.06% (f)	1.09%	77%	$76,143
(0.14)	—	$8.98	17.10%	1.12%	1.12% (f)	1.09%	73%	$102,303
(0.09)	—	$7.80	24.15%	1.18%	1.16% (f)	1.27%	69%	$113,166
(0.03)	0.00 (e)	$6.37	10.23%	1.18%	1.08% (f)	1.35%	71%	$115,408

(0.17)	—	$10.38	4.72%	0.65% (d)	0.65% (d)	1.61% (d)	36%	$1,078
(0.16)	—	$10.07	1.82%	0.68%	0.68%	0.92%	77%	$1,054
—	—	$10.06	(0.30%)	0.60% (d)	0.60% (d)	1.16% (d)	77%	$2
Columbia Disciplined Core Fund | Semiannual Report 2017	21

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class Z
1/31/2017 (c)	$10.06	0.08	0.39	0.47	(0.16)
7/31/2016	$10.04	0.15	0.02 (g)	0.17	(0.15)
7/31/2015	$8.97	0.14	1.05	1.19	(0.12)
7/31/2014	$7.79	0.11	1.23	1.34	(0.16)
7/31/2013	$6.36	0.10	1.44	1.54	(0.11)
7/31/2012	$5.81	0.09	0.52	0.61	(0.06)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2017 (unaudited).
(d)	Annualized.
(e)	Rounds to zero.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of the Fund’s units issued and units redeemed in relation to fluctuations in the market value of the portfolio.
(h)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(i)	Class Y shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Disciplined Core Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.16)	—	$10.37	4.61%	0.79% (d)	0.79% (d)	1.51% (d)	36%	$36,652
(0.15)	—	$10.06	1.75%	0.79%	0.79% (f)	1.58%	77%	$43,386
(0.12)	—	$10.04	13.34%	0.80%	0.80% (f)	1.38%	77%	$43,636
(0.16)	—	$8.97	17.38%	0.87%	0.87% (f)	1.35%	73%	$6,030
(0.11)	—	$7.79	24.48%	0.93%	0.91% (f)	1.51%	69%	$3,817
(0.06)	0.00 (e)	$6.36	10.59%	0.89%	0.82% (f)	1.60%	71%	$2,496
Columbia Disciplined Core Fund | Semiannual Report 2017	23

Notes to Financial Statements
January 31, 2017 (Unaudited)
Note 1. Organization
Columbia Disciplined Core Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On or about March 27, 2017, Class I shares were exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges, however this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Effective March 27, 2017, Class W shares are no longer offered for sale. Class W shares, when available, were not subject to sales charges and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Effective March 27, 2017, Class W shares were renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
24	Columbia Disciplined Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility
Columbia Disciplined Core Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
(including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
26	Columbia Disciplined Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2017:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	325,926*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,185,658

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity Risk	48,127
Columbia Disciplined Core Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	40,699,025

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2017.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
28	Columbia Disciplined Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.750% to 0.550% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2017 was 0.631% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Columbia Disciplined Core Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares did not pay transfer agency fees.
For the six months ended January 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Class A	0.13%
Class B	0.13
Class C	0.13
Class I	0.00 (a)
Class K	0.05
Class R	0.13
Class R4	0.13
Class R5	0.05
Class W	0.13
Class Y	0.00 (a)
Class Z	0.13

(a)	Rounds to zero.
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At January 31, 2017, the Fund’s total potential future obligation over the life of the Guaranty is $32,993. The liability remaining at January 31, 2017 for non-recurring charges associated with the lease amounted to $19,214 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at January 31, 2017 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $22,506, which approximates the fair value of the ownership interest.
30	Columbia Disciplined Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2017, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $5,338,000 and $1,235,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2017, if any, are listed below:
Amount ($)
Class A	443,116
Class B	297
Class C	2,127
Columbia Disciplined Core Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	December 1, 2016 through November 30, 2017	Prior to December 1, 2016
Class A	1.17%	1.15%
Class B	1.92	1.90
Class C	1.92	1.90
Class I	0.83	0.80
Class K	1.13	1.10
Class R	1.42	1.40
Class R4	0.92	0.90
Class R5	0.88	0.85
Class W	1.17	1.15
Class Y	0.83	0.80
Class Z	0.92	0.90
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,539,459,000	549,384,000	(85,450,000)	463,934,000
The following capital loss carryforwards, determined at July 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
4,464,312	197,409,986	18,579,540	—	—	220,453,838
32	Columbia Disciplined Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund elected to treat the following late-year ordinary losses and post-October capital losses at July 31, 2016 as arising on August 1, 2016.
Late year ordinary losses ($)	Post-october capital losses ($)
—	23,583,195
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,411,010,527 and $1,638,498,819, respectively, for the six months ended January 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2017.
Note 8. Significant risks
Shareholder concentration risk
At January 31, 2017, affiliated shareholders of record owned 85.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Disciplined Core Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
34	Columbia Disciplined Core Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Disciplined Core Fund | Semiannual Report 2017	35

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Disciplined Core Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR177_07_G01_(03/17)

SemiAnnual Report
January 31, 2017
Columbia Income Opportunities Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Income Opportunities Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Income Opportunities Fund   |  Semiannual Report 2017

Columbia Income Opportunities Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio Management
Brian Lavin, CFA
Manager
Managed Fund since 2003
Average annual total returns (%) (for the period ended January 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/19/03	3.76	12.63	5.81	6.51
	Including sales charges		-1.13	7.24	4.80	5.99
Class B	Excluding sales charges	06/19/03	3.37	11.68	5.03	5.71
	Including sales charges		-1.63	6.68	4.70	5.71
Class C	Excluding sales charges	06/19/03	3.38	11.68	5.09	5.76
	Including sales charges		2.38	10.68	5.09	5.76
Class I		03/04/04	3.98	12.97	6.26	6.95
Class K		06/19/03	3.82	12.74	5.94	6.70
Class R *		09/27/10	3.63	12.23	5.53	6.25
Class R4 *		11/08/12	3.89	12.76	6.03	6.62
Class R5 *		11/08/12	4.06	13.02	6.15	6.68
Class W *		09/27/10	3.77	12.52	5.82	6.52
Class Y *		03/07/11	4.09	13.09	6.26	6.78
Class Z *		09/27/10	3.89	12.77	6.07	6.69
BofAML BB-B US Cash Pay High Yield Constrained Index			4.97	17.52	6.75	6.98
Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Prior to March 27, 2017, Class W shares were sold without a sales charge and, therefore, the returns shown for Class W shares do not reflect any sales charge. Effective March 27, 2017, Class W shares are renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bank of America Merrill Lynch (the BofAML) BB-B U.S. Cash Pay High Yield Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Income Opportunities Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2017)
Common Stocks	0.0 (a)
Convertible Bonds	0.0 (a)
Corporate Bonds & Notes	93.1
Foreign Government Obligations	0.3
Money Market Funds	4.7
Senior Loans	1.9
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2017)
BBB rating	5.5
BB rating	47.3
B rating	41.7
CCC rating	5.4
CC rating	0.1
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Income Opportunities Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2016 – January 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,037.60	1,020.03	5.56	5.51	1.07
Class B	1,000.00	1,000.00	1,033.70	1,016.20	9.43	9.35	1.82
Class C	1,000.00	1,000.00	1,033.80	1,016.20	9.43	9.35	1.82
Class I	1,000.00	1,000.00	1,039.80	1,022.17	3.38	3.35	0.65
Class K	1,000.00	1,000.00	1,038.20	1,020.64	4.93	4.89	0.95
Class R	1,000.00	1,000.00	1,036.30	1,018.75	6.85	6.79	1.32
Class R4	1,000.00	1,000.00	1,038.90	1,021.30	4.26	4.22	0.82
Class R5	1,000.00	1,000.00	1,040.60	1,021.91	3.64	3.61	0.70
Class W	1,000.00	1,000.00	1,037.70	1,020.03	5.56	5.51	1.07
Class Y	1,000.00	1,000.00	1,040.90	1,022.17	3.38	3.35	0.65
Class Z	1,000.00	1,000.00	1,038.90	1,021.30	4.26	4.22	0.82
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia Income Opportunities Fund | Semiannual Report 2017	5

Portfolio of Investments
January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Media —%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	0
Loral Space & Communications, Inc.(b)	101	4,116
Ziff Davis Holdings, Inc.(a),(b)	6,107	61
Total		4,177
Total Consumer Discretionary		4,177
Industrials —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.	1,124	29,438
Total Industrials		29,438
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,133,670)		33,615

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d)
Subordinated
06/12/15	0.000%	3,896,787	0
Total Convertible Bonds (Cost $0)			0

Corporate Bonds & Notes 93.1%

Aerospace & Defense 1.2%
Bombardier, Inc.(e)
12/01/21	8.750%	5,752,000	6,219,350
TransDigm, Inc.
07/15/22	6.000%	5,685,000	5,727,637
TransDigm, Inc.(e)
06/15/26	6.375%	20,347,000	20,041,795
Total			31,988,782
Automotive 0.2%
IHO Verwaltungs GmbH PIK(e)
09/15/23	4.500%	1,200,000	1,185,000
09/15/26	4.750%	3,689,000	3,624,443
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lear Corp. Escrow Bond(a),(c)
03/01/17	8.750%	1,595,000	0
Total			4,809,443
Banking 1.9%
Ally Financial, Inc.
03/30/25	4.625%	6,533,000	6,451,337
11/01/31	8.000%	21,802,000	25,889,875
Popular, Inc.
07/01/19	7.000%	3,474,000	3,630,330
Synovus Financial Corp.
02/15/19	7.875%	13,578,000	14,935,800
Subordinated
06/15/17	5.125%	790,000	797,900
Total			51,705,242
Brokerage/Asset Managers/Exchanges 0.5%
E*TRADE Financial Corp.
11/15/22	5.375%	7,729,000	8,194,557
09/15/23	4.625%	6,141,000	6,302,201
Total			14,496,758
Building Materials 1.5%
Allegion PLC
09/15/23	5.875%	4,845,000	5,159,925
Allegion US Holding Co., Inc.
10/01/21	5.750%	5,672,000	5,913,060
American Builders & Contractors Supply Co., Inc.(e)
04/15/21	5.625%	14,189,000	14,508,252
12/15/23	5.750%	1,841,000	1,910,038
Beacon Roofing Supply, Inc.
10/01/23	6.375%	2,779,000	2,980,477
Eagle Materials, Inc.
08/01/26	4.500%	1,457,000	1,450,167
Gibraltar Industries, Inc.
02/01/21	6.250%	2,001,000	2,067,283
HD Supply, Inc.(e)
04/15/24	5.750%	2,787,000	2,933,318
US Concrete, Inc.(e)
06/01/24	6.375%	3,819,000	4,033,819
Total			40,956,339
Cable and Satellite 8.9%
Altice US Finance I Corp.(e)
07/15/23	5.375%	21,760,000	22,657,600
05/15/26	5.500%	11,978,000	12,277,450

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Income Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(e)
04/01/24	5.875%	9,333,000	10,015,522
05/01/25	5.375%	6,519,000	6,787,909
02/15/26	5.750%	8,985,000	9,521,297
05/01/26	5.500%	106,000	111,035
05/01/27	5.875%	5,846,000	6,202,255
CCO Holdings LLC/Capital Corp.(e),(f)
05/01/27	5.125%	2,161,000	2,201,519
CSC Holdings LLC(e)
10/15/25	6.625%	32,372,000	35,366,410
04/15/27	5.500%	6,879,000	6,982,185
DISH DBS Corp.
07/15/22	5.875%	8,060,000	8,378,370
11/15/24	5.875%	7,700,000	7,786,625
07/01/26	7.750%	18,970,000	21,234,639
Hughes Satellite Systems Corp.
06/15/19	6.500%	8,448,000	9,081,600
Quebecor Media, Inc. Escrow Bond(a),(e)
01/15/49	9.750%	1,885,000	39,396
Sirius XM Radio, Inc.(e)
04/15/25	5.375%	6,433,000	6,545,577
07/15/26	5.375%	5,083,000	5,159,245
Unitymedia Hessen GmbH & Co. KG NRW(e)
01/15/25	5.000%	16,445,000	16,691,675
Virgin Media Secured Finance PLC(e)
01/15/26	5.250%	26,888,000	26,978,613
08/15/26	5.500%	4,893,000	4,966,395
Ziggo Bond Finance BV(e)
01/15/27	6.000%	5,646,000	5,601,397
Ziggo Secured Finance BV(e)
01/15/27	5.500%	15,793,000	15,733,776
Total			240,320,490
Chemicals 2.1%
Angus Chemical Co.(e)
02/15/23	8.750%	7,233,000	7,449,990
Axalta Coating Systems LLC(e)
08/15/24	4.875%	4,749,000	4,808,363
Chemours Co. (The)
05/15/23	6.625%	8,707,000	8,663,465
05/15/25	7.000%	4,951,000	4,933,671
INEOS Group Holdings SA(e)
08/01/24	5.625%	9,263,000	9,239,842
Koppers, Inc.(e)
02/15/25	6.000%	2,101,000	2,174,535
Platform Specialty Products Corp.(e)
05/01/21	10.375%	6,363,000	7,062,930
02/01/22	6.500%	3,470,000	3,539,400
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PQ Corp.(e)
11/15/22	6.750%	7,000,000	7,577,500
Total			55,449,696
Construction Machinery 0.6%
Herc Rentals, Inc.(e)
06/01/24	7.750%	567,000	613,778
Ritchie Bros. Auctioneers, Inc.(e)
01/15/25	5.375%	1,844,000	1,883,185
United Rentals North America, Inc.
09/15/26	5.875%	9,038,000	9,388,222
05/15/27	5.500%	4,053,000	4,088,464
Total			15,973,649
Consumer Cyclical Services 2.0%
APX Group, Inc.
12/01/19	6.375%	4,222,000	4,359,215
12/01/22	7.875%	19,405,000	21,054,425
APX Group, Inc.(e),(f)
12/01/22	7.875%	10,592,000	11,492,320
IHS Markit Ltd.(e)
11/01/22	5.000%	4,561,000	4,726,336
Interval Acquisition Corp.
04/15/23	5.625%	13,115,000	13,377,300
Total			55,009,596
Consumer Products 1.5%
Prestige Brands, Inc.(e)
03/01/24	6.375%	5,335,000	5,561,737
Scotts Miracle-Gro Co. (The)(e)
10/15/23	6.000%	6,652,000	7,034,490
12/15/26	5.250%	2,320,000	2,334,500
Spectrum Brands, Inc.
07/15/25	5.750%	6,924,000	7,235,580
Springs Industries, Inc.
06/01/21	6.250%	7,380,000	7,629,075
Tempur Sealy International, Inc.
10/15/23	5.625%	4,656,000	4,690,920
06/15/26	5.500%	6,188,000	6,095,180
Valvoline, Inc.(e)
07/15/24	5.500%	946,000	993,300
Total			41,574,782
Diversified Manufacturing 0.9%
Entegris, Inc.(e)
04/01/22	6.000%	9,465,000	9,890,925
SPX FLOW, Inc.(e)
08/15/24	5.625%	1,680,000	1,713,600
08/15/26	5.875%	6,211,000	6,366,275

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(e)
06/15/24	5.375%	3,540,000	3,606,375
Zekelman Industries, Inc.(e)
06/15/23	9.875%	2,993,000	3,382,090
Total			24,959,265
Electric 3.1%
AES Corp. (The)
07/01/21	7.375%	13,188,000	14,836,500
05/15/26	6.000%	1,976,000	2,045,160
Calpine Corp.
01/15/23	5.375%	8,900,000	8,766,500
Calpine Corp.(e)
06/01/26	5.250%	7,781,000	7,819,905
Dynegy, Inc.
11/01/24	7.625%	2,600,000	2,476,500
NRG Energy, Inc.
07/15/22	6.250%	10,159,000	10,463,770
05/01/24	6.250%	3,771,000	3,836,992
NRG Energy, Inc.(e)
05/15/26	7.250%	822,000	860,018
01/15/27	6.625%	8,574,000	8,509,695
NRG Yield Operating LLC
08/15/24	5.375%	15,229,000	15,533,580
NRG Yield Operating LLC(e)
09/15/26	5.000%	3,255,000	3,173,625
Pattern Energy Group, Inc.(e)
02/01/24	5.875%	6,115,000	6,237,300
Total			84,559,545
Finance Companies 3.0%
Aircastle Ltd.
02/15/22	5.500%	2,071,000	2,174,343
04/01/23	5.000%	3,889,000	3,947,646
Navient Corp.
07/26/21	6.625%	5,666,000	5,765,155
01/25/22	7.250%	8,247,000	8,484,101
03/25/24	6.125%	3,479,000	3,292,004
10/25/24	5.875%	5,016,000	4,627,260
OneMain Financial Holdings LLC(e)
12/15/19	6.750%	7,050,000	7,314,375
12/15/21	7.250%	6,278,000	6,411,407
Park Aerospace Holdings Ltd.(e),(f)
08/15/22	5.250%	2,793,000	2,862,825
02/15/24	5.500%	2,793,000	2,868,411
Provident Funding Associates LP/Finance Corp.(e)
06/15/21	6.750%	21,693,000	21,909,930
Quicken Loans, Inc.(e)
05/01/25	5.750%	5,620,000	5,409,250
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
10/01/21	7.750%	4,617,000	4,813,223
Total			79,879,930
Food and Beverage 1.7%
FAGE International SA/USA Dairy Industry, Inc.(e)
08/15/26	5.625%	5,215,000	5,283,421
Lamb Weston Holdings, Inc.(e)
11/01/24	4.625%	2,632,000	2,638,580
11/01/26	4.875%	4,386,000	4,391,482
Pinnacle Foods Finance LLC/Corp.
01/15/24	5.875%	962,000	1,017,132
Post Holdings, Inc.(e)
12/15/22	6.000%	199,000	208,950
03/15/24	7.750%	12,427,000	13,755,198
08/15/26	5.000%	7,565,000	7,314,372
Treehouse Foods, Inc.(e)
02/15/24	6.000%	1,397,000	1,465,104
WhiteWave Foods Co. (The)
10/01/22	5.375%	7,877,000	8,566,237
Total			44,640,476
Gaming 5.1%
Boyd Gaming Corp.
05/15/23	6.875%	4,851,000	5,209,004
Boyd Gaming Corp.(e)
04/01/26	6.375%	2,856,000	3,063,060
GLP Capital LP/Financing II, Inc.
04/15/26	5.375%	6,498,000	6,774,165
International Game Technology PLC(e)
02/15/22	6.250%	9,291,000	9,900,675
02/15/25	6.500%	11,405,000	12,317,400
Jack Ohio Finance LLC/1 Corp.(e)
11/15/21	6.750%	8,094,000	8,276,115
Jacobs Entertainment, Inc.(e),(f)
02/01/24	7.875%	1,715,000	1,764,306
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(e)
09/01/26	4.500%	2,800,000	2,681,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(e)
05/01/24	5.625%	2,915,000	3,042,531
MGM Resorts International
10/01/20	6.750%	13,087,000	14,493,853
12/15/21	6.625%	12,546,000	13,988,790
09/01/26	4.625%	6,500,000	6,296,875
Penn National Gaming, Inc.(e)
01/15/27	5.625%	1,863,000	1,865,366
Rivers Pittsburgh Borrower LP/Finance Corp.(e)
08/15/21	6.125%	1,774,000	1,822,785

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Income Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(e)
01/01/22	7.000%	19,439,000	20,775,431
Scientific Games International, Inc.
12/01/22	10.000%	4,323,000	4,429,432
Seminole Tribe of Florida, Inc.(e)
10/01/20	6.535%	6,125,000	6,216,875
10/01/20	7.804%	2,245,000	2,227,512
SugarHouse HSP Gaming LP/Finance Corp.(e)
06/01/21	6.375%	8,772,000	8,839,632
Tunica-Biloxi Gaming Authority(d),(e)
11/15/16	0.000%	5,481,000	1,918,350
Total			135,903,157
Health Care 5.6%
Acadia Healthcare Co., Inc.
03/01/24	6.500%	7,928,000	8,235,210
DaVita, Inc.
08/15/22	5.750%	6,242,000	6,483,878
05/01/25	5.000%	4,700,000	4,587,200
Envision Healthcare Corp.(e)
12/01/24	6.250%	6,004,000	6,319,210
Fresenius Medical Care U.S. Finance II, Inc.(e)
07/31/19	5.625%	1,808,000	1,927,780
01/31/22	5.875%	5,572,000	6,017,760
10/15/24	4.750%	5,823,000	5,895,788
HCA, Inc.
04/15/25	5.250%	29,793,000	31,357,132
06/15/26	5.250%	16,636,000	17,343,030
02/15/27	4.500%	5,597,000	5,520,041
Hologic, Inc.(e)
07/15/22	5.250%	5,537,000	5,772,323
Kinetic Concepts, Inc./KCI U.S.A., Inc.(e)
02/15/21	7.875%	3,331,000	3,597,480
MEDNAX, Inc.(e)
12/01/23	5.250%	4,274,000	4,412,905
MPH Acquisition Holdings LLC(e)
06/01/24	7.125%	10,314,000	10,932,840
Quintiles IMS, Inc.(e)
05/15/23	4.875%	6,621,000	6,695,486
10/15/26	5.000%	8,629,000	8,686,469
Teleflex, Inc.
06/01/26	4.875%	1,661,000	1,652,695
Tenet Healthcare Corp.(e)
01/01/22	7.500%	13,969,000	14,981,752
Total			150,418,979
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 1.3%
Centene Corp.
02/15/24	6.125%	10,041,000	10,668,562
01/15/25	4.750%	13,432,000	13,255,638
Molina Healthcare, Inc.
11/15/22	5.375%	9,472,000	9,803,520
Total			33,727,720
Home Construction 0.6%
CalAtlantic Group, Inc.
11/15/24	5.875%	2,630,000	2,735,200
Meritage Homes Corp.
04/01/22	7.000%	5,570,000	6,127,000
06/01/25	6.000%	3,069,000	3,145,725
Taylor Morrison Communities, Inc./Monarch, Inc.(e)
04/15/21	5.250%	600,000	616,313
03/01/24	5.625%	3,500,000	3,570,000
Total			16,194,238
Independent Energy 9.2%
Callon Petroleum Co.(e)
10/01/24	6.125%	3,263,000	3,454,701
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	23,124,000	23,731,005
Concho Resources, Inc.
04/01/23	5.500%	22,771,000	23,624,912
Continental Resources, Inc.
04/15/23	4.500%	2,391,000	2,361,113
06/01/24	3.800%	6,689,000	6,245,854
06/01/44	4.900%	4,387,000	3,860,560
CrownRock LP/Finance, Inc.(e)
04/15/21	7.125%	1,230,000	1,282,275
02/15/23	7.750%	11,418,000	12,374,257
Diamondback Energy, Inc.(e)
11/01/24	4.750%	1,927,000	1,924,591
05/31/25	5.375%	10,623,000	10,968,248
Extraction Oil & Gas Holdings LLC/Finance Corp.(e)
07/15/21	7.875%	13,866,000	14,836,620
Laredo Petroleum, Inc.
01/15/22	5.625%	12,530,000	12,717,950
03/15/23	6.250%	13,937,000	14,581,586
MEG Energy Corp.(e)
01/15/25	6.500%	2,932,000	2,961,320
Newfield Exploration Co.
01/30/22	5.750%	528,000	562,320
07/01/24	5.625%	7,709,000	8,113,723
Oasis Petroleum, Inc.
01/15/23	6.875%	4,215,000	4,315,106

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Parsley Energy LLC/Finance Corp.(e)
06/01/24	6.250%	9,141,000	9,826,575
01/15/25	5.375%	9,260,000	9,491,500
PDC Energy, Inc.(e)
09/15/24	6.125%	9,610,000	10,042,450
QEP Resources, Inc.
05/01/23	5.250%	264,000	262,680
RSP Permian, Inc.(e)
01/15/25	5.250%	15,670,000	16,022,575
SM Energy Co.
06/01/25	5.625%	2,010,000	1,959,750
09/15/26	6.750%	13,680,000	14,227,200
Whiting Petroleum Corp.
03/15/21	5.750%	8,821,000	8,909,210
04/01/23	6.250%	5,244,000	5,296,440
WPX Energy, Inc.
01/15/22	6.000%	22,645,000	23,550,800
Total			247,505,321
Leisure 0.2%
Live Nation Entertainment, Inc.(e)
11/01/24	4.875%	3,820,000	3,820,000
Silversea Cruise Finance Ltd.(e)
02/01/25	7.250%	2,425,000	2,492,197
Total			6,312,197
Lodging 0.8%
Hilton Domestic Operating Co., Inc.(e)
09/01/24	4.250%	5,201,000	5,103,481
Hilton Grand Vacations Borrower LLC/Inc.(e)
12/01/24	6.125%	2,736,000	2,859,120
Playa Resorts Holding BV(e)
08/15/20	8.000%	13,214,000	13,940,770
Total			21,903,371
Media and Entertainment 4.0%
AMC Networks, Inc.
04/01/24	5.000%	6,855,000	6,992,100
CBS Radio, Inc.(e)
11/01/24	7.250%	1,370,000	1,427,362
Match Group, Inc.
06/01/24	6.375%	6,683,000	7,167,518
MDC Partners, Inc.(e)
05/01/24	6.500%	15,269,000	13,284,030
Netflix, Inc.
03/01/24	5.750%	2,594,000	2,791,793
02/15/25	5.875%	14,259,000	15,471,015
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(e)
11/15/26	4.375%	16,374,000	16,066,987
Nielsen Finance Co. SARL (The)(e)
10/01/21	5.500%	4,846,000	5,027,725
Nielsen Luxembourg SARL(e)
02/01/25	5.000%	11,151,000	11,081,306
Outfront Media Capital LLC/Corp.
02/15/24	5.625%	4,783,000	4,992,256
03/15/25	5.875%	8,183,000	8,561,464
Univision Communications, Inc.(e)
02/15/25	5.125%	16,564,000	15,808,350
Ziff Davis Media, Inc.(a),(c),(d)
12/15/11	0.000%	753,352	0
Total			108,671,906
Metals and Mining 3.3%
Alcoa Nederland Holding BV(e)
09/30/24	6.750%	2,814,000	3,044,396
09/30/26	7.000%	2,229,000	2,440,755
ArcelorMittal (g)
02/25/22	7.250%	10,097,000	11,409,610
Freeport-McMoRan, Inc.
03/01/22	3.550%	2,569,000	2,402,015
03/15/23	3.875%	6,417,000	5,919,683
11/14/24	4.550%	16,947,000	15,887,812
Grinding Media, Inc./MC Canada, Inc.(e)
12/15/23	7.375%	4,184,000	4,419,350
HudBay Minerals, Inc.(e)
01/15/23	7.250%	1,772,000	1,873,890
01/15/25	7.625%	5,238,000	5,604,660
Novelis Corp.(e)
08/15/24	6.250%	2,909,000	3,061,723
09/30/26	5.875%	13,636,000	13,840,540
Teck Resources Ltd.(e)
06/01/24	8.500%	2,516,000	2,927,995
Teck Resources Ltd.
07/15/41	6.250%	15,434,000	15,858,435
Total			88,690,864
Midstream 7.2%
Cheniere Corpus Christi Holdings LLC(e)
06/30/24	7.000%	4,001,000	4,466,116
03/31/25	5.875%	2,296,000	2,428,020
Energy Transfer Equity LP
06/01/27	5.500%	20,668,000	21,391,380
Hiland Partners Holdings LLC/Finance Corp.(e)
05/15/22	5.500%	7,536,000	7,875,120

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Income Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
02/15/23	5.500%	12,671,000	13,208,884
07/15/23	4.500%	10,057,000	10,501,157
12/01/24	4.875%	17,245,000	18,080,175
06/01/25	4.875%	2,851,000	2,989,080
Tallgrass Energy Partners LP/Finance Corp.(e)
09/15/24	5.500%	3,247,000	3,295,705
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	12,231,000	12,047,535
03/15/24	6.750%	8,778,000	9,589,965
Targa Resources Partners LP/Finance Corp.(e)
02/01/27	5.375%	17,916,000	18,565,455
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	2,124,000	2,254,095
10/15/22	6.250%	6,605,000	7,034,325
05/01/24	6.375%	4,108,000	4,457,180
01/15/25	5.250%	11,341,000	11,822,993
Western Gas Partners LP
07/01/22	4.000%	5,561,000	5,711,091
06/01/25	3.950%	7,044,000	7,008,533
Williams Companies, Inc. (The)
01/15/23	3.700%	7,969,000	7,829,543
06/24/24	4.550%	23,239,000	23,529,488
Total			194,085,840
Oil Field Services 1.0%
Nabors Industries, Inc.(e)
01/15/23	5.500%	1,277,000	1,334,465
Precision Drilling Corp.(e)
12/15/23	7.750%	647,000	698,760
SESI LLC
05/01/19	6.375%	4,324,000	4,340,215
12/15/21	7.125%	1,256,000	1,288,970
Trinidad Drilling Ltd.(e),(f)
02/15/25	6.625%	1,826,000	1,867,085
Weatherford International Ltd.
06/15/21	7.750%	8,202,000	8,468,565
06/15/23	8.250%	6,202,000	6,326,040
Weatherford International Ltd.(e)
02/15/24	9.875%	1,763,000	1,904,040
Total			26,228,140
Other Financial Institutions 0.2%
FTI Consulting, Inc.
11/15/22	6.000%	2,378,000	2,473,120
Icahn Enterprises LP/Finance Corp.(e)
02/01/22	6.250%	3,378,000	3,403,335
Total			5,876,455
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.2%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	5,914,000	6,105,614
Other REIT 0.2%
Starwood Property Trust, Inc.(e)
12/15/21	5.000%	4,641,000	4,716,416
Packaging 3.0%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(e)
05/15/24	7.250%	20,485,000	21,944,556
Ardagh Packaging Finance PLC/Holdings USA, Inc.(e),(f)
02/15/25	6.000%	2,360,000	2,374,750
Ball Corp.
12/15/20	4.375%	5,633,000	5,914,650
Berry Plastics Corp.
10/15/22	6.000%	3,350,000	3,546,813
07/15/23	5.125%	8,530,000	8,727,896
Crown Americas LLC/Capital Corp. V(e)
09/30/26	4.250%	7,038,000	6,730,088
Owens-Brockway Glass Container, Inc.(e)
08/15/23	5.875%	8,099,000	8,524,197
08/15/25	6.375%	3,482,000	3,703,978
Plastipak Holdings, Inc.(e)
10/01/21	6.500%	9,058,000	9,454,287
Reynolds Group Issuer, Inc./LLC(e)
07/15/23	5.125%	10,633,000	10,874,369
Total			81,795,584
Pharmaceuticals 2.4%
Capsugel SA(e)
PIK
05/15/19	7.000%	1,941,000	1,955,557
Endo Finance LLC/Finco, Inc.(e),(g)
02/01/25	6.000%	6,092,000	4,957,365
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	3,882,000	4,028,507
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(e)
08/01/23	6.375%	12,771,000	13,537,260
Mallinckrodt International Finance SA/CB LLC(e)
10/15/23	5.625%	1,505,000	1,333,806
04/15/25	5.500%	2,832,000	2,439,060
Valeant Pharmaceuticals International, Inc.(e)
10/15/20	6.375%	5,872,000	5,160,020
07/15/21	7.500%	13,556,000	11,776,775
05/15/23	5.875%	14,528,000	11,059,440
04/15/25	6.125%	9,288,000	6,954,390
Total			63,202,180

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.2%
HUB International Ltd.(e)
02/15/21	9.250%	5,115,000	5,287,631
Lumbermens Mutual Casualty Co.(d),(e)
12/01/97	0.000%	4,600,000	460
Subordinated
12/01/37	0.000%	180,000	18
Lumbermens Mutual Casualty Co.(d)
Subordinated
07/01/26	0.000%	9,865,000	987
Total			5,289,096
Restaurants 0.4%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(e)
06/01/26	5.250%	11,203,000	11,333,627
Retailers 1.4%
Asbury Automotive Group, Inc.
12/15/24	6.000%	7,030,000	7,188,175
Group 1 Automotive, Inc.
06/01/22	5.000%	3,183,000	3,222,788
Group 1 Automotive, Inc.(e)
12/15/23	5.250%	3,492,000	3,500,730
Hanesbrands, Inc.(e)
05/15/24	4.625%	3,794,000	3,756,060
Penske Automotive Group, Inc.
12/01/24	5.375%	4,282,000	4,303,410
05/15/26	5.500%	3,619,000	3,600,905
Rite Aid Corp.(e)
04/01/23	6.125%	10,413,000	10,842,536
Total			36,414,604
Technology 5.7%
Camelot Finance SA(e)
10/15/24	7.875%	3,633,000	3,841,898
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(e)
06/15/23	5.450%	5,385,000	5,784,373
06/15/26	6.020%	13,725,000	14,818,622
Equinix, Inc.
01/01/22	5.375%	4,954,000	5,238,855
01/15/26	5.875%	19,753,000	20,987,562
First Data Corp.(e)
01/15/24	5.000%	5,028,000	5,094,018
01/15/24	5.750%	35,815,000	36,934,219
Microsemi Corp.(e)
04/15/23	9.125%	5,656,000	6,560,960
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MSCI, Inc.(e)
08/15/25	5.750%	2,990,000	3,167,546
08/01/26	4.750%	3,710,000	3,691,450
NXP BV/Funding LLC(e)
09/01/22	3.875%	9,200,000	9,349,500
PTC, Inc.
05/15/24	6.000%	7,489,000	7,975,560
Qualitytech LP/Finance Corp.
08/01/22	5.875%	12,097,000	12,323,819
Sensata Technologies UK Financing Co. PLC(e)
02/15/26	6.250%	4,880,000	5,233,800
VeriSign, Inc.
05/01/23	4.625%	5,812,000	5,875,351
04/01/25	5.250%	7,160,000	7,396,566
Total			154,274,099
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.(e)
03/15/25	5.250%	5,750,000	5,261,250
Carlson Travel, Inc.(e)
12/15/23	6.750%	4,587,000	4,764,746
Hertz Corp. (The)(e)
10/15/24	5.500%	10,035,000	8,429,400
Total			18,455,396
Wireless 7.0%
SBA Communications Corp.(e)
09/01/24	4.875%	22,690,000	22,147,709
SFR Group SA(e)
05/15/22	6.000%	18,098,000	18,618,317
05/01/26	7.375%	9,152,000	9,392,240
Sprint Communications, Inc.(e)
11/15/18	9.000%	6,049,000	6,623,655
03/01/20	7.000%	29,218,000	31,738,052
Sprint Corp.
06/15/24	7.125%	5,719,000	5,976,355
02/15/25	7.625%	17,050,000	18,275,469
T-Mobile USA, Inc.
01/15/22	6.125%	5,853,000	6,189,548
04/01/23	6.625%	9,185,000	9,760,900
01/15/24	6.500%	8,181,000	8,815,846
03/01/25	6.375%	2,446,000	2,644,738
01/15/26	6.500%	26,042,000	28,613,647
Wind Acquisition Finance SA(e)
07/15/20	4.750%	17,183,000	17,483,702
04/23/21	7.375%	2,439,000	2,536,316
Total			188,816,494

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Income Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 4.3%
CenturyLink, Inc.
04/01/24	7.500%	20,570,000	21,778,487
Frontier Communications Corp.
07/01/21	9.250%	10,925,000	11,402,969
04/15/22	8.750%	3,075,000	3,110,270
09/15/22	10.500%	5,995,000	6,246,071
01/15/23	7.125%	5,000,000	4,475,000
01/15/25	6.875%	2,282,000	1,914,027
09/15/25	11.000%	14,380,000	14,541,775
Level 3 Communications, Inc.
12/01/22	5.750%	6,916,000	7,158,060
Level 3 Financing, Inc.(g)
01/15/18	4.762%	1,728,000	1,730,160
Level 3 Financing, Inc.
02/01/23	5.625%	2,494,000	2,550,115
01/15/24	5.375%	3,137,000	3,184,055
Level 3 Financing, Inc.(e)
03/15/26	5.250%	2,707,000	2,696,849
Telecom Italia Capital SA
09/30/34	6.000%	6,688,000	6,587,680
Telecom Italia SpA(e)
05/30/24	5.303%	1,862,000	1,871,310
Zayo Group LLC/Capital, Inc.
05/15/25	6.375%	22,467,000	23,773,007
Zayo Group LLC/Capital, Inc.(e)
01/15/27	5.750%	2,581,000	2,642,428
Total			115,662,263
Total Corporate Bonds & Notes (Cost $2,431,813,855)			2,507,907,554

Foreign Government Obligations(h) 0.2%

Canada 0.2%
NOVA Chemicals Corp.(e)
05/01/25	5.000%	6,898,000	6,915,245
Total Foreign Government Obligations (Cost $7,172,334)			6,915,245

Senior Loans 1.9%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.4%
Serta Simmons Holdings, LLC(f),(g),(i)
2nd Lien Term Loan
11/08/24	0.000%	10,408,765	10,521,492
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.5%
Accudyne Industries Borrower SCA/LLC(g),(i)
Term Loan
12/13/19	0.000%	5,384,000	5,098,810
Manitowoc Foodservice, Inc.(g),(i)
Tranche B Term Loan
03/03/23	0.000%	7,447,846	7,538,635
Total			12,637,445
Independent Energy 0.3%
Chesapeake Energy Corp.(g),(i)
Tranche A Term Loan
08/23/21	0.000%	6,526,447	7,135,560
Media and Entertainment 0.1%
UFC Holdings LLC(g),(i)
1st Lien Term Loan
08/18/23	0.000%	3,664,815	3,672,438
Retailers 0.2%
Rite Aid Corp.(g),(i)
Tranche 1 2nd Lien Term Loan
08/21/20	0.000%	5,972,000	5,986,930
Technology 0.4%
Genesys Telecom(g),(i)
Term Loan
12/01/23	0.000%	2,369,000	2,388,876
Information Resources, Inc.(f),(g),(i)
1st Lien Term Loan
01/18/24	0.000%	8,895,000	8,972,831
Total			11,361,707
Total Senior Loans (Cost $50,118,619)			51,315,572

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(j),(k)	126,440,592	126,440,592
Total Money Market Funds (Cost $126,440,592)		126,440,592
Total Investments (Cost: $2,618,679,070)		2,692,612,578
Other Assets & Liabilities, Net		1,854,780
Net Assets		2,694,467,358

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
At January 31, 2017, securities and/or cash totaling $1,209,300 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at January 31, 2017
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(834)	USD	(103,806,938)	03/2017	280,209	—
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2017, the value of these securities amounted to $39,457, which represents less than 0.01% of net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2017, the value of these securities amounted to $1,919,815 which represents .07% of net assets.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $1,287,280,565 or 47.77% of net assets.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	Variable rate security.
(h)	Principal and interest may not be guaranteed by the government.
(i)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(j)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	138,121,016	451,143,333	(462,823,757)	126,440,592	356,953	126,440,592
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Income Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	4,116	—	61	—	4,177
Industrials	29,438	—	—	—	29,438
Utilities	—	—	0*	—	0*
Total Common Stocks	33,554	—	61	—	33,615
Convertible Bonds	—	—	0*	—	0*
Corporate Bonds & Notes	—	2,507,868,158	39,396	—	2,507,907,554
Foreign Government Obligations	—	6,915,245	—	—	6,915,245
Senior Loans	—	51,315,572	—	—	51,315,572
Money Market Funds	—	—	—	126,440,592	126,440,592
Total Investments	33,554	2,566,098,975	39,457	126,440,592	2,692,612,578
Derivatives
Asset
Futures Contracts	280,209	—	—	—	280,209
Total	313,763	2,566,098,975	39,457	126,440,592	2,692,892,787

*	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds, common stock, preferred stocks and warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions
Certain corporate bonds and common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Income Opportunities Fund | Semiannual Report 2017

Statement of Assets and Liabilities
January 31, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$2,492,238,478
Affiliated issuers, at cost	126,440,592
Total investments, at cost	2,618,679,070
Investments, at value
Unaffiliated issuers, at value	2,566,171,986
Affiliated issuers, at value	126,440,592
Total investments, at value	2,692,612,578
Cash	34,842
Margin deposits	1,209,300
Receivable for:
Investments sold	9,743,348
Capital shares sold	12,882,353
Dividends	71,972
Interest	35,608,976
Foreign tax reclaims	147,897
Expense reimbursement due from Investment Manager	3,233
Prepaid expenses	6,097
Trustees’ deferred compensation plan	30,570
Other assets	13,835
Total assets	2,752,365,001
Liabilities
Payable for:
Investments purchased	4,758,397
Investments purchased on a delayed delivery basis	32,433,416
Capital shares purchased	9,479,389
Distributions to shareholders	10,145,173
Variation margin	208,500
Management services fees	45,813
Distribution and/or service fees	13,022
Transfer agent fees	440,961
Plan administration fees	3
Compensation of board members	224,912
Compensation of chief compliance officer	276
Other expenses	117,211
Trustees’ deferred compensation plan	30,570
Total liabilities	57,897,643
Net assets applicable to outstanding capital stock	$2,694,467,358
Represented by
Paid in capital	2,709,169,221
Undistributed net investment income	388,223
Accumulated net realized loss	(89,303,803)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	73,933,508
Futures contracts	280,209
Total - representing net assets applicable to outstanding capital stock	$2,694,467,358
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2017	17

Statement of Assets and Liabilities  (continued)
January 31, 2017 (Unaudited)
Class A
Net assets	$1,496,442,849
Shares outstanding	151,949,542
Net asset value per share	$9.85
Maximum offering price per share(a)	$10.34
Class B
Net assets	$3,223,340
Shares outstanding	327,516
Net asset value per share	$9.84
Class C
Net assets	$96,898,768
Shares outstanding	9,847,634
Net asset value per share	$9.84
Class I
Net assets	$341,351,084
Shares outstanding	34,615,877
Net asset value per share	$9.86
Class K
Net assets	$487,899
Shares outstanding	49,393
Net asset value per share	$9.88
Class R
Net assets	$1,687,745
Shares outstanding	171,300
Net asset value per share	$9.85
Class R4
Net assets	$9,787,933
Shares outstanding	990,483
Net asset value per share	$9.88
Class R5
Net assets	$92,148,454
Shares outstanding	9,330,250
Net asset value per share	$9.88
Class W
Net assets	$1,221,642
Shares outstanding	124,016
Net asset value per share	$9.85
Class Y
Net assets	$4,154,692
Shares outstanding	421,110
Net asset value per share	$9.87
Class Z
Net assets	$647,062,952
Shares outstanding	65,540,169
Net asset value per share	$9.87

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Income Opportunities Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended January 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$658
Dividends — affiliated issuers	356,953
Interest	77,534,241
Total income	77,891,852
Expenses:
Management services fees	8,687,002
Distribution and/or service fees
Class A	1,935,521
Class B	19,643
Class C	501,079
Class R	4,050
Class W	2,772
Transfer agent fees
Class A	1,732,336
Class B	4,394
Class C	112,114
Class I	3,162
Class K	130
Class R	1,814
Class R4	11,994
Class R5	28,002
Class W	2,473
Class Y	37
Class Z	762,595
Plan administration fees
Class K	635
Compensation of board members	37,387
Printing and postage fees	115,982
Registration fees	95,950
Audit fees	18,261
Legal fees	15,449
Compensation of chief compliance officer	276
Total expenses	14,093,058
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(592,659)
Total net expenses	13,500,399
Net investment income	64,391,453
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	19,398,339
Investments — affiliated issuers	3,319
Futures contracts	753,473
Net realized gain	20,155,131
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	18,092,464
Futures contracts	741,055
Net change in unrealized appreciation (depreciation)	18,833,519
Net realized and unrealized gain	38,988,650
Net increase in net assets resulting from operations	$103,380,103
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2017	19

Statement of Changes in Net Assets
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations
Net investment income	$64,391,453	$131,148,547
Net realized gain (loss)	20,155,131	(109,492,629)
Net change in unrealized appreciation (depreciation)	18,833,519	60,936,518
Net increase in net assets resulting from operations	103,380,103	82,592,436
Distributions to shareholders
Net investment income
Class A	(32,982,541)	(70,424,058)
Class B	(68,938)	(211,187)
Class C	(1,761,023)	(3,869,536)
Class I	(8,075,499)	(23,127,186)
Class K	(11,097)	(24,331)
Class R	(32,624)	(49,243)
Class R4	(241,584)	(267,448)
Class R5	(2,553,857)	(2,377,160)
Class W	(47,466)	(254,837)
Class Y	(89,173)	(203,462)
Class Z	(15,351,478)	(34,196,772)
Net realized gains
Class A	—	(10,420,098)
Class B	—	(40,828)
Class C	—	(717,393)
Class I	—	(3,553,586)
Class K	—	(4,341)
Class R	—	(7,669)
Class R4	—	(26,272)
Class R5	—	(527,943)
Class W	—	(42,457)
Class Y	—	(6,292)
Class Z	—	(5,339,920)
Total distributions to shareholders	(61,215,280)	(155,692,019)
Decrease in net assets from capital stock activity	(80,688,399)	(297,953,875)
Total decrease in net assets	(38,523,576)	(371,053,458)
Net assets at beginning of period	2,732,990,934	3,104,044,392
Net assets at end of period	$2,694,467,358	$2,732,990,934
Undistributed (excess of distributions over) net investment income	$388,223	$(2,787,950)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Income Opportunities Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	15,991,343	156,718,946	62,699,803	592,184,418
Distributions reinvested	3,239,340	31,730,523	8,127,491	77,089,252
Redemptions	(24,069,227)	(235,763,250)	(77,669,683)	(738,048,248)
Net decrease	(4,838,544)	(47,313,781)	(6,842,389)	(68,774,578)
Class B
Subscriptions	1,437	13,952	10,954	102,526
Distributions reinvested	5,914	57,903	21,508	203,882
Redemptions (a)	(120,048)	(1,175,462)	(299,812)	(2,857,720)
Net decrease	(112,697)	(1,103,607)	(267,350)	(2,551,312)
Class C
Subscriptions	470,098	4,595,309	1,257,037	11,925,459
Distributions reinvested	162,386	1,588,971	431,071	4,086,338
Redemptions	(942,974)	(9,219,159)	(2,081,896)	(19,693,607)
Net decrease	(310,490)	(3,034,879)	(393,788)	(3,681,810)
Class I
Subscriptions	1,589,226	15,468,712	9,661,414	92,302,122
Distributions reinvested	823,216	8,075,268	2,808,587	26,674,073
Redemptions	(3,642,426)	(35,799,885)	(28,105,804)	(269,408,517)
Net decrease	(1,229,984)	(12,255,905)	(15,635,803)	(150,432,322)
Class K
Subscriptions	11,093	109,372	12,850	123,661
Distributions reinvested	1,107	10,883	2,956	28,148
Redemptions	(17,202)	(168,331)	(25,349)	(236,672)
Net decrease	(5,002)	(48,076)	(9,543)	(84,863)
Class R
Subscriptions	42,883	422,239	60,889	577,114
Distributions reinvested	2,983	29,230	5,831	55,342
Redemptions	(21,970)	(214,866)	(27,788)	(257,832)
Net increase	23,896	236,603	38,932	374,624
Class R4
Subscriptions	274,559	2,697,374	1,457,808	13,477,780
Distributions reinvested	24,549	241,294	30,770	293,127
Redemptions	(318,490)	(3,141,412)	(856,458)	(7,882,910)
Net increase (decrease)	(19,382)	(202,744)	632,120	5,887,997
Class R5
Subscriptions	8,025,993	78,996,885	14,050,495	134,989,953
Distributions reinvested	259,824	2,553,254	304,767	2,904,502
Redemptions	(6,725,446)	(65,636,260)	(8,964,858)	(85,333,490)
Net increase	1,560,371	15,913,879	5,390,404	52,560,965
Class W
Subscriptions	12,211	119,375	131,355	1,247,694
Distributions reinvested	4,825	47,255	31,312	296,777
Redemptions	(143,346)	(1,399,468)	(490,579)	(4,674,544)
Net decrease	(126,310)	(1,232,838)	(327,912)	(3,130,073)
Class Y
Subscriptions	265,150	2,598,542	1,214,725	11,207,079
Distributions reinvested	9,048	88,791	6,739	64,046
Redemptions	(56,138)	(551,545)	(1,063,004)	(10,166,612)
Net increase	218,060	2,135,788	158,460	1,104,513
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2017	21

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z
Subscriptions	6,632,021	65,048,948	20,085,080	190,443,980
Distributions reinvested	541,565	5,318,510	1,264,895	12,030,505
Redemptions	(10,619,412)	(104,150,297)	(35,125,510)	(331,701,501)
Net decrease	(3,445,826)	(33,782,839)	(13,775,535)	(129,227,016)
Total net decrease	(8,285,908)	(80,688,399)	(31,032,404)	(297,953,875)

(a)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Income Opportunities Fund | Semiannual Report 2017

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Columbia Income Opportunities Fund | Semiannual Report 2017	23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
1/31/2017 (c)	$9.70	0.22	0.14	0.36	(0.21)	—
7/31/2016	$9.92	0.44	(0.14)	0.30	(0.45)	(0.07)
7/31/2015	$10.08	0.44	(0.13)	0.31	(0.44)	(0.03)
7/31/2014	$9.96	0.48	0.12	0.60	(0.48)	—
7/31/2013	$9.78	0.50	0.18	0.68	(0.50)	—
7/31/2012	$9.76	0.56	0.21	0.77	(0.56)	(0.19)
Class B
1/31/2017 (c)	$9.69	0.19	0.13	0.32	(0.17)	—
7/31/2016	$9.91	0.37	(0.14)	0.23	(0.38)	(0.07)
7/31/2015	$10.07	0.36	(0.13)	0.23	(0.36)	(0.03)
7/31/2014	$9.95	0.40	0.13	0.53	(0.41)	—
7/31/2013	$9.77	0.43	0.18	0.61	(0.43)	—
7/31/2012	$9.76	0.49	0.20	0.69	(0.49)	(0.19)
Class C
1/31/2017 (c)	$9.69	0.19	0.13	0.32	(0.17)	—
7/31/2016	$9.91	0.37	(0.14)	0.23	(0.38)	(0.07)
7/31/2015	$10.07	0.36	(0.13)	0.23	(0.36)	(0.03)
7/31/2014	$9.95	0.41	0.12	0.53	(0.41)	—
7/31/2013	$9.77	0.44	0.18	0.62	(0.44)	—
7/31/2012	$9.76	0.51	0.20	0.71	(0.51)	(0.19)
Class I
1/31/2017 (c)	$9.71	0.24	0.14	0.38	(0.23)	—
7/31/2016	$9.93	0.48	(0.14)	0.34	(0.49)	(0.07)
7/31/2015	$10.09	0.48	(0.13)	0.35	(0.48)	(0.03)
7/31/2014	$9.97	0.52	0.13	0.65	(0.53)	—
7/31/2013	$9.79	0.55	0.18	0.73	(0.55)	—
7/31/2012	$9.77	0.60	0.21	0.81	(0.60)	(0.19)
Class K
1/31/2017 (c)	$9.73	0.23	0.14	0.37	(0.22)	—
7/31/2016	$9.95	0.45	(0.14)	0.31	(0.46)	(0.07)
7/31/2015	$10.11	0.45	(0.13)	0.32	(0.45)	(0.03)
7/31/2014	$9.99	0.49	0.13	0.62	(0.50)	—
7/31/2013	$9.81	0.52	0.18	0.70	(0.52)	—
7/31/2012	$9.79	0.57	0.21	0.78	(0.57)	(0.19)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Income Opportunities Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.21)	—	$9.85	3.76%	1.12% (d),(e)	1.06% (d),(e)	4.47% (d)	28%	$1,496,443
(0.52)	—	$9.70	3.29%	1.13%	1.07% (f)	4.63%	53%	$1,520,106
(0.47)	—	$9.92	3.10%	1.12%	1.07% (f)	4.37%	61%	$1,622,952
(0.48)	—	$10.08	6.18%	1.13%	1.08% (f)	4.73%	65%	$1,632,562
(0.50)	—	$9.96	7.10%	1.11%	1.08% (f)	4.98%	59%	$1,515,539
(0.75)	0.00 (g)	$9.78	8.51%	1.10%	1.02% (f)	5.89%	55%	$907,546

(0.17)	—	$9.84	3.37%	1.86% (d)	1.82% (d)	3.71% (d)	28%	$3,223
(0.45)	—	$9.69	2.52%	1.88%	1.82% (f)	3.88%	53%	$4,265
(0.39)	—	$9.91	2.33%	1.87%	1.82% (f)	3.62%	61%	$7,014
(0.41)	—	$10.07	5.39%	1.88%	1.83% (f)	4.01%	65%	$11,315
(0.43)	—	$9.95	6.30%	1.84%	1.82% (f)	4.30%	59%	$17,685
(0.68)	0.00 (g)	$9.77	7.59%	1.85%	1.77% (f)	5.17%	55%	$25,570

(0.17)	—	$9.84	3.38%	1.86% (d),(h)	1.81% (d),(h)	3.72% (d)	28%	$96,899
(0.45)	—	$9.69	2.51%	1.88%	1.82% (f)	3.89%	53%	$98,405
(0.39)	—	$9.91	2.33%	1.87%	1.82% (f)	3.63%	61%	$104,568
(0.41)	—	$10.07	5.45%	1.88%	1.78% (f)	4.04%	65%	$115,050
(0.44)	—	$9.950	6.46%	1.85%	1.67% (f)	4.44%	59%	$128,766
(0.70)	0.00 (g)	$9.77	7.83%	1.85%	1.57% (f)	5.35%	55%	$132,634

(0.23)	—	$9.86	3.98%	0.64% (d),(i)	0.64% (d),(i)	4.89% (d)	28%	$341,351
(0.56)	—	$9.71	3.72%	0.65%	0.64%	5.05%	53%	$347,984
(0.51)	—	$9.93	3.55%	0.64%	0.64%	4.81%	61%	$511,298
(0.53)	—	$10.09	6.65%	0.64%	0.64%	5.19%	65%	$516,118
(0.55)	—	$9.97	7.56%	0.65%	0.65%	5.45%	59%	$568,577
(0.79)	0.00 (g)	$9.79	8.92%	0.65%	0.65%	6.25%	55%	$272,571

(0.22)	—	$9.88	3.82%	0.94% (d)	0.94% (d)	4.57% (d)	28%	$488
(0.53)	—	$9.73	3.42%	0.95%	0.95%	4.76%	53%	$529
(0.48)	—	$9.95	3.24%	0.94%	0.94%	4.51%	61%	$636
(0.50)	—	$10.11	6.33%	0.94%	0.94%	4.85%	65%	$941
(0.52)	—	$9.99	7.23%	0.94%	0.94%	5.16%	59%	$649
(0.76)	0.00 (g)	$9.81	8.59%	0.94%	0.94%	5.98%	55%	$485
Columbia Income Opportunities Fund | Semiannual Report 2017	25

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R
1/31/2017 (c)	$9.70	0.21	0.14	0.35	(0.20)	—
7/31/2016	$9.92	0.41	(0.13)	0.28	(0.43)	(0.07)
7/31/2015	$10.08	0.41	(0.13)	0.28	(0.41)	(0.03)
7/31/2014	$9.96	0.45	0.13	0.58	(0.46)	—
7/31/2013	$9.78	0.48	0.18	0.66	(0.48)	—
7/31/2012	$9.76	0.52	0.23	0.75	(0.54)	(0.19)
Class R4
1/31/2017 (c)	$9.73	0.24	0.14	0.38	(0.23)	—
7/31/2016	$9.95	0.46	(0.13)	0.33	(0.48)	(0.07)
7/31/2015	$10.11	0.47	(0.14)	0.33	(0.46)	(0.03)
7/31/2014	$9.99	0.50	0.13	0.63	(0.51)	—
7/31/2013 (l)	$9.95	0.38	0.04	0.42	(0.38)	—
Class R5
1/31/2017 (c)	$9.72	0.24	0.15	0.39	(0.23)	—
7/31/2016	$9.95	0.47	(0.14)	0.33	(0.49)	(0.07)
7/31/2015	$10.11	0.48	(0.13)	0.35	(0.48)	(0.03)
7/31/2014	$9.99	0.51	0.14	0.65	(0.53)	—
7/31/2013 (m)	$9.95	0.38	0.05	0.43	(0.39)	—
Class W
1/31/2017 (c)	$9.70	0.23	0.13	0.36	(0.21)	—
7/31/2016	$9.92	0.44	(0.14)	0.30	(0.45)	(0.07)
7/31/2015	$10.08	0.44	(0.13)	0.31	(0.44)	(0.03)
7/31/2014	$9.95	0.47	0.14	0.61	(0.48)	—
7/31/2013	$9.77	0.50	0.18	0.68	(0.50)	—
7/31/2012	$9.76	0.55	0.21	0.76	(0.56)	(0.19)
Class Y
1/31/2017 (c)	$9.71	0.24	0.15	0.39	(0.23)	—
7/31/2016	$9.93	0.47	(0.13)	0.34	(0.49)	(0.07)
7/31/2015	$10.09	0.48	(0.13)	0.35	(0.48)	(0.03)
7/31/2014	$9.97	0.52	0.13	0.65	(0.53)	—
7/31/2013	$9.79	0.55	0.18	0.73	(0.55)	—
7/31/2012	$9.78	0.60	0.20	0.80	(0.60)	(0.19)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Income Opportunities Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.20)	—	$9.85	3.63%	1.37% (d),(j)	1.31% (d),(j)	4.24% (d)	28%	$1,688
(0.50)	—	$9.70	3.03%	1.38%	1.32% (f)	4.39%	53%	$1,430
(0.44)	—	$9.92	2.84%	1.37%	1.32% (f)	4.13%	61%	$1,076
(0.46)	—	$10.08	5.92%	1.38%	1.33% (f)	4.48%	65%	$1,003
(0.48)	—	$9.96	6.83%	1.35%	1.32% (f)	4.80%	59%	$943
(0.73)	0.00 (g)	$9.78	8.27%	1.37%	1.29% (f)	5.49%	55%	$1,023

(0.23)	—	$9.88	3.89%	0.87% (d),(k)	0.81% (d),(k)	4.72% (d)	28%	$9,788
(0.55)	—	$9.73	3.55%	0.89%	0.82% (f)	4.94%	53%	$9,824
(0.49)	—	$9.95	3.35%	0.87%	0.82% (f)	4.64%	61%	$3,759
(0.51)	—	$10.11	6.45%	0.88%	0.83% (f)	4.93%	65%	$2,500
(0.38)	—	$9.99	4.25%	0.92% (d)	0.83% (d),(f)	5.28% (d)	59%	$216

(0.23)	—	$9.88	4.06%	0.69% (d)	0.69% (d)	4.83% (d)	28%	$92,148
(0.56)	—	$9.72	3.57%	0.70%	0.70%	4.99%	53%	$75,552
(0.51)	—	$9.95	3.50%	0.69%	0.69%	4.77%	61%	$23,669
(0.53)	—	$10.11	6.59%	0.68%	0.68%	5.00%	65%	$11,756
(0.39)	—	$9.99	4.34%	0.75% (d)	0.75% (d)	5.50% (d)	59%	$12,784

(0.21)	—	$9.85	3.77%	1.12% (d)	1.07% (d)	4.49% (d)	28%	$1,222
(0.52)	—	$9.70	3.29%	1.14%	1.07% (f)	4.66%	53%	$2,427
(0.47)	—	$9.92	3.10%	1.12%	1.07% (f)	4.39%	61%	$5,737
(0.48)	—	$10.08	6.29%	1.13%	1.08% (f)	4.71%	65%	$12,712
(0.50)	—	$9.95	7.10%	1.10%	1.07% (f)	5.01%	59%	$9,804
(0.75)	0.00 (g)	$9.77	8.43%	1.11%	1.04% (f)	5.78%	55%	$33

(0.23)	—	$9.87	4.09%	0.65% (d),(n)	0.65% (d),(n)	4.90% (d)	28%	$4,155
(0.56)	—	$9.71	3.72%	0.65%	0.65%	4.98%	53%	$1,972
(0.51)	—	$9.93	3.55%	0.63%	0.63%	4.76%	61%	$443
(0.53)	—	$10.09	6.65%	0.64%	0.64%	5.17%	65%	$12,272
(0.55)	—	$9.97	7.56%	0.64%	0.64%	5.48%	59%	$11,852
(0.79)	0.00 (g)	$9.79	8.81%	0.65%	0.65%	6.26%	55%	$13,183
Columbia Income Opportunities Fund | Semiannual Report 2017	27

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
1/31/2017 (c)	$9.72	0.24	0.13	0.37	(0.22)	—
7/31/2016	$9.94	0.46	(0.13)	0.33	(0.48)	(0.07)
7/31/2015	$10.10	0.47	(0.14)	0.33	(0.46)	(0.03)
7/31/2014	$9.98	0.50	0.13	0.63	(0.51)	—
7/31/2013	$9.80	0.53	0.18	0.71	(0.53)	—
7/31/2012	$9.79	0.58	0.21	0.79	(0.59)	(0.19)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2017 (unaudited).
(d)	Annualized.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.01% for Class A. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to zero.
(h)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.01% for Class C. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
(i)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.01% for Class I. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
(j)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.01% for Class R. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
(k)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.01% for Class R4. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
(l)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(m)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(n)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.01% for Class Y. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
(o)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by 0.01% for Class Z. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Income Opportunities Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.22)	—	$9.87	3.89%	0.87% (d),(o)	0.81% (d),(o)	4.72% (d)	28%	$647,063
(0.55)	—	$9.72	3.55%	0.88%	0.82% (f)	4.88%	53%	$670,496
(0.49)	—	$9.94	3.36%	0.87%	0.82% (f)	4.62%	61%	$822,892
(0.51)	—	$10.10	6.44%	0.88%	0.83% (f)	4.99%	65%	$841,227
(0.53)	—	$9.98	7.36%	0.85%	0.82% (f)	5.30%	59%	$938,744
(0.78)	0.00 (g)	$9.80	8.67%	0.84%	0.77% (f)	6.13%	55%	$1,140,401
Columbia Income Opportunities Fund | Semiannual Report 2017	29

Notes to Financial Statements
January 31, 2017 (Unaudited)
Note 1. Organization
Columbia Income Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On or about March 27, 2017, Class I shares were exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges, however this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Effective March 27, 2017, Class W shares are no longer offered for sale. Class W shares, when available, were not subject to sales charges and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Effective March 27, 2017, Class W shares were renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
30	Columbia Income Opportunities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use
Columbia Income Opportunities Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
32	Columbia Income Opportunities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2017:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	280,209*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	753,473

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	741,055
Columbia Income Opportunities Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	64,801,156

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2017.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital
34	Columbia Income Opportunities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Columbia Income Opportunities Fund | Semiannual Report 2017	35

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.660% to 0.400% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2017 was 0.617% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the
36	Columbia Income Opportunities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares did not pay transfer agency fees.
For the six months ended January 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Class A	0.22%
Class B	0.22
Class C	0.22
Class I	0.00 (a)
Class K	0.05
Class R	0.22
Class R4	0.22
Class R5	0.05
Class W	0.22
Class Y	0.00 (a)
Class Z	0.22

(a)	Rounds to zero.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2017, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,810,000 and $1,034,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2017, if any, are listed below:
Amount ($)
Class A	186,363
Class B	614
Class C	2,568
Columbia Income Opportunities Fund | Semiannual Report 2017	37

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	December 1, 2016 through November 30, 2017	Prior to December 1, 2016
Class A	1.07%	1.07%
Class B	1.82	1.82
Class C	1.82	1.82
Class I	0.66	0.65
Class K	0.96	0.95
Class R	1.32	1.32
Class R4	0.82	0.82
Class R5	0.71	0.70
Class W	1.07	1.07
Class Y	0.66	0.65
Class Z	0.82	0.82
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,618,679,000	103,739,000	(29,805,000)	73,934,000
The following capital loss carryforwards, determined at July 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	51,225,121	58,021,952	109,247,073
38	Columbia Income Opportunities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $726,203,352 and $769,761,292, respectively, for the six months ended January 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2017.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Columbia Income Opportunities Fund | Semiannual Report 2017	39

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2017, one unaffiliated shareholders of record owned 16.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 63.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
40	Columbia Income Opportunities Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Income Opportunities Fund | Semiannual Report 2017	41

Columbia Income Opportunities Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR164_07_G01_(03/17)

SemiAnnual Report
January 31, 2017
Columbia Short-Term Cash Fund
Shares of the Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in the Fund may be made only by investment companies, common or commingled trust funds, or similar organizations or persons that are accredited investors within the meaning of Regulation D under the 1933 Act.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Short-Term Cash Fund  |  Semiannual Report 2017

Fund at a Glance
Portfolio management
Leonard Aplet, CFA
John McColley
Portfolio breakdown (%) (at January 31, 2017)
Asset-Backed Commercial Paper	2.8
Asset-Backed Securities — Non-Agency(a)	1.5
Certificates of Deposit	19.4
Commercial Paper	30.1
Repurchase Agreements	1.1
U.S. Government & Agency Obligations	39.1
U.S. Treasury Obligations	6.0
Total	100.0

(a)	Category comprised of short-term asset-backed securities.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Short-Term Cash Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2016 — January 31, 2017
Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	1,002.40	1,025.43	0.05	0.05	0.01
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
4	Columbia Short-Term Cash Fund | Semiannual Report 2017

Portfolio of Investments
January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Commercial Paper 2.8%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
MetLife Short Term Funding LLC(a)
02/06/17	0.690%	50,000,000	49,994,300
02/03/17	0.580%	21,250,000	21,248,980
02/07/17	0.690%	60,000,000	59,992,020
02/16/17	0.740%	25,000,000	24,991,850
02/21/17	0.740%	12,000,000	11,994,864
02/27/17	0.770%	20,000,000	19,988,640
03/01/17	0.860%	14,500,000	14,490,082
03/02/17	0.720%	51,000,000	50,969,757
03/06/17	0.860%	15,000,000	14,987,970
02/13/17	0.720%	59,000,000	58,984,837
Total Asset-Backed Commercial Paper (Cost $327,659,947)			327,643,300

Asset-Backed Securities — Non-Agency 1.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BMW Vehicle Lease Trust
Series 2016-2 Class A1
10/20/17	0.720%	9,380,108	9,379,469
Enterprise Fleet Financing LLC(a)
Series 2017-1 Class A1
02/20/18	1.050%	65,000,000	64,993,500
Huntington Auto Trust
Series 2016-1 Class A1
12/15/17	0.850%	49,406,072	49,399,990
MMAF Equipment Finance LLC(a)
Series 2016-AA Class A1
05/15/17	0.750%	3,395,390	3,394,746
Securitized Term Auto Receivables Trust(a)
Series 2016-1A Class A1
10/25/17	0.800%	21,667,147	21,664,811
SMART ABS Trust
Series 2016-2US Class A1
10/16/17	0.770%	19,286,067	19,275,610
Total Asset-Backed Securities — Non-Agency (Cost $168,134,036)			168,108,126

Certificates of Deposit 18.9%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Australia & New Zealand Banking Group Ltd.
02/01/17	0.580%	290,000,000	290,000,000
Bank of Montreal
04/05/17	0.930%	100,000,000	100,025,700
04/06/17	1.980%	40,000,000	39,935,040
02/17/17	0.780%	100,000,000	100,004,600
04/03/17	0.910%	50,000,000	50,007,700
04/15/17	0.940%	35,000,000	35,003,990
Certificates of Deposit (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
BB&T Corp.
03/21/17	1.590%	50,000,000	49,943,950
02/03/17	0.700%	75,000,000	75,000,150
02/07/17	0.720%	118,000,000	118,000,118
02/09/17	0.740%	50,000,000	49,999,900
02/09/17	0.740%	50,000,000	49,999,950
Canadian Imperial Bank of Commerce
02/01/17	0.550%	274,800,000	274,800,000
Royal Bank of Canada(b)
06/27/17	1.180%	100,000,000	99,998,200
State Street Bank and Trust Co.(b)
06/20/17	1.130%	200,000,000	199,960,800
State Street Bank and Trust Co.
04/24/17	1.060%	65,000,000	64,997,660
Toronto-Dominion Bank (The)
04/07/17	1.910%	90,000,000	89,849,880
04/11/17	0.970%	50,000,000	50,002,400
04/12/17	0.990%	50,000,000	50,001,400
05/17/17	1.110%	50,000,000	49,987,100
03/02/17	0.790%	50,000,000	50,005,800
Wells Fargo Bank NA(b)
07/27/17	1.160%	50,000,000	49,993,850
06/28/17	1.160%	100,000,000	99,996,200
Wells Fargo Bank NA
03/01/17	0.790%	50,000,000	50,004,500
03/02/17	0.790%	50,000,000	50,004,650
03/02/17	0.770%	75,000,000	75,007,800
03/15/17	0.820%	30,000,000	30,007,320
Total Certificates of Deposit (Cost $2,242,800,000)			2,242,538,658

Commercial Paper 29.4%

Banking 5.7%
Bank of New York (The)
Series 20 3-a-2
04/10/17	1.020%	94,000,000	93,818,298
04/13/17	1.020%	100,000,000	99,798,300
Bank of Nova Scotia(a)
Series 20 4-2
02/21/17	1.280%	14,750,000	14,739,144
02/23/17	1.250%	120,000,000	119,905,560
BNP Paribas Finance, Inc.
Series 20 3-a-3
02/01/17	0.580%	288,600,000	288,595,382
Toronto Dominion Holdings USA, Inc.(a)
Series 20 4-2
03/06/17	0.860%	35,000,000	34,971,930

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Westpac Banking Corp.(a)
Series 20 4-2
02/24/17	0.720%	20,000,000	19,990,520
Total			671,819,134
Consumer Products 0.2%
Procter & Gamble Co. (The)(a)
Series 20 4-2
02/07/17	0.690%	25,000,000	24,996,675
Diversified Manufacturing 0.7%
General Electric Co.
Series 20 3-a-3
03/29/17	0.860%	30,000,000	29,959,680
03/30/17	0.860%	50,000,000	49,931,600
Total			79,891,280
Finance Companies 2.7%
GE Capital Treasury LLC
Series 20 3-a-3
04/17/17	1.020%	93,000,000	92,802,003
04/18/17	1.020%	100,000,000	99,784,300
04/19/17	1.020%	50,000,000	49,890,750
04/21/17	1.020%	75,000,000	74,831,925
Total			317,308,978
Integrated Energy 3.6%
Chevron Corp.(a)
Series 20 4-2
02/14/17	0.720%	70,000,000	69,980,610
02/28/17	0.770%	50,000,000	49,970,550
Exxon Mobil Corp.
Series 20 3-a-3
03/03/17	0.860%	25,000,000	24,981,725
03/22/17	0.860%	100,000,000	99,882,100
03/23/17	0.860%	90,000,000	89,891,820
03/28/17	0.860%	50,000,000	49,934,000
04/10/17	1.020%	50,000,000	49,903,350
Total			434,544,155
Life Insurance 2.4%
New York Life Capital Corp.(a)
Series 20 4-2
02/01/17	0.580%	59,040,000	59,039,055
02/21/17	0.710%	16,428,000	16,421,281
03/20/17	0.860%	20,000,000	19,977,360
03/21/17	0.860%	21,000,000	20,975,745
03/27/17	0.860%	20,000,000	19,974,060
04/04/17	0.920%	23,052,000	23,015,601
04/06/17	1.020%	23,000,000	22,958,117
04/11/17	1.020%	51,655,000	51,553,705
04/25/17	1.020%	10,000,000	9,976,470
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Pricoa Short Term Funding LLC(a)
Series 20 4-2
04/03/17	1.020%	25,000,000	24,956,575
04/06/17	0.980%	20,000,000	19,965,260
Total			288,813,229
Pharmaceuticals 8.8%
Johnson & Johnson(a)
Series 20 4-2
02/16/17	0.740%	100,000,000	99,967,400
Merck & Co., Inc.(a)
Series 20 4-2
02/09/17	0.720%	100,000,000	99,982,200
02/21/17	0.660%	70,000,000	69,973,400
Novartis Finance Corp.(a)
Series 20 4-2
02/02/17	0.580%	30,600,000	30,599,020
02/03/17	0.580%	35,000,000	34,998,320
02/21/17	0.740%	50,000,000	49,978,650
02/28/17	0.770%	25,000,000	24,985,275
03/01/17	0.860%	50,000,000	49,965,800
Roche Holdings, Inc.(a)
Series 20 4-2
02/01/17	0.580%	50,000,000	49,999,200
03/01/17	0.860%	50,000,000	49,965,800
03/03/17	0.860%	50,000,000	49,963,450
03/07/17	0.860%	50,000,000	49,958,750
03/13/17	0.690%	30,000,000	29,976,720
04/03/17	1.020%	75,000,000	74,869,725
04/04/17	1.020%	25,000,000	24,955,875
04/06/17	1.020%	35,000,000	34,936,265
Sanofi Aventis(a)
Series 20 4-2
02/24/17	0.660%	100,000,000	99,956,600
02/27/17	0.660%	100,000,000	99,951,200
03/31/17	0.860%	21,700,000	21,669,707
Total			1,046,653,357
Technology 5.3%
Apple, Inc.(a)
Series 20 4-2
02/28/17	0.770%	50,000,000	49,970,550
03/13/17	0.860%	135,000,000	134,869,455
03/20/17	0.860%	46,113,000	46,060,800
04/24/17	1.020%	79,994,000	79,808,014
04/25/17	0.900%	25,000,000	24,948,550
05/09/17	1.110%	14,875,000	14,830,777
International Business Machines Co.(a)
Series 20 4-2
02/01/17	0.580%	100,000,000	99,998,400

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Short-Term Cash Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Microsoft Corp.(a)
Series 20 4-2
02/02/17	0.580%	162,000,000	161,994,816
04/04/17	1.020%	12,000,000	11,978,820
Total			624,460,182
Total Commercial Paper (Cost $3,489,126,891)			3,488,486,990

Repurchase Agreements 1.1%

Tri-party Federal Reserve
dated 01/31/17, matures 02/01/17
repurchase price $25,000,347 (collateralized by U.S. Treasury Securities, Total Market Value $25,000,452)
	0.500%	25,000,000	25,000,000
Tri-party RBC Capital Markets LLC
dated 01/31/17, matures 02/01/17
repurchase price $100,001,444 (collateralized by U.S. Treasury Securities, Total Market Value $102,000,010)
	0.630%	100,000,000	99,999,694
Total Repurchase Agreements (Cost $125,000,000)			124,999,694

U.S. Government & Agency Obligations 38.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal Home Loan Banks
02/01/17	0.000%	72,700,000	72,700,000
02/07/17	0.350%	100,000,000	99,993,300
02/14/17	0.380%	175,000,000	174,974,800
02/16/17	0.380%	100,000,000	99,983,300
02/17/17	0.380%	162,500,000	162,471,075
02/21/17	0.390%	50,000,000	49,988,900
02/23/17	0.390%	100,000,000	99,975,600
02/24/17	0.390%	200,000,000	199,948,800
02/27/17	0.390%	75,000,000	74,978,325
03/01/17	0.500%	190,000,000	189,924,570
03/02/17	0.500%	50,000,000	49,979,450
03/06/17	0.500%	50,000,000	49,976,600
03/08/17	0.500%	73,000,000	72,963,792
03/09/17	0.500%	75,000,000	74,961,750
03/10/17	0.500%	150,000,000	149,921,400
03/14/17	0.510%	150,000,000	149,912,850
03/15/17	0.510%	100,000,000	99,940,500
03/16/17	0.510%	100,000,000	99,939,100
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
03/17/17	0.510%	77,500,000	77,451,718
03/20/17	0.510%	48,599,000	48,566,633
03/22/17	0.510%	150,000,000	149,895,900
03/24/17	0.510%	250,000,000	249,819,250
03/27/17	0.510%	50,000,000	49,961,750
03/28/17	0.510%	50,000,000	49,961,050
04/03/17	0.530%	100,000,000	99,910,200
04/04/17	0.530%	100,000,000	99,908,700
04/05/17	0.530%	100,000,000	99,907,200
04/07/17	0.530%	100,000,000	99,904,300
04/12/17	0.530%	89,400,000	89,307,829
04/26/17	0.530%	50,000,000	49,938,150
04/28/17	0.530%	100,000,000	99,873,400
09/27/17	0.780%	75,000,000	74,986,950
Federal Home Loan Banks Discount Notes
02/08/17	0.360%	40,000,000	39,996,880
02/10/17	0.370%	200,000,000	199,980,000
02/13/17	0.370%	100,000,000	99,986,700
02/15/17	0.380%	152,000,000	151,976,288
02/22/17	0.390%	304,295,000	304,224,099
03/31/17	0.510%	50,000,000	49,958,900
04/06/17	0.530%	50,000,000	49,952,900
Federal Home Loan Mortgage Corp. Discount Notes
02/06/17	0.340%	150,000,000	149,991,600
02/08/17	0.360%	175,000,000	174,986,350
Total U.S. Government & Agency Obligations (Cost $4,532,878,344)			4,532,980,859

U.S. Treasury Obligations 5.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(b)
04/30/17	0.580%	200,000,000	200,037,200
07/31/17	0.583%	100,000,000	100,028,300
10/31/17	0.674%	100,000,000	100,113,300
01/31/18	0.778%	100,000,000	100,240,500
04/30/18	0.696%	200,000,000	200,325,000
Total U.S. Treasury Obligations (Cost $699,972,095)			700,744,300

Total Investments (Cost: $11,585,571,313)	11,585,501,927
Other Assets & Liabilities, Net	266,865,989
Net Assets	11,852,367,916

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $2,712,178,114 or 22.88% of net assets.
(b)	Variable rate security.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Asset-Backed Commercial Paper	—	327,643,300	—	327,643,300
Asset-Backed Securities — Non-Agency	—	168,108,126	—	168,108,126
Certificates of Deposit	—	2,242,538,658	—	2,242,538,658
Commercial Paper	—	3,488,486,990	—	3,488,486,990
Repurchase Agreements	—	124,999,694	—	124,999,694
U.S. Government & Agency Obligations	—	4,532,980,859	—	4,532,980,859
U.S. Treasury Obligations	—	700,744,300	—	700,744,300
Total Investments	—	11,585,501,927	—	11,585,501,927
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Short-Term Cash Fund | Semiannual Report 2017

Statement of Assets and Liabilities
January 31, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$11,460,571,313
Repurchase agreements, at cost	125,000,000
Total investments, at cost	11,585,571,313
Investments, at value
Unaffiliated issuers, at value	11,460,502,233
Repurchase agreements, at value	124,999,694
Total investments, at value	11,585,501,927
Cash	271,228,817
Receivable for:
Interest	2,028,094
Prepaid expenses	20,561
Total assets	11,858,779,399
Liabilities
Payable for:
Distributions to shareholders	6,172,976
Compensation of board members	189,036
Compensation of chief compliance officer	1,179
Other expenses	48,292
Total liabilities	6,411,483
Net assets applicable to outstanding capital stock	$11,852,367,916
Represented by
Paid in capital	11,852,644,936
Excess of distributions over net investment income	(162,000)
Accumulated net realized loss	(45,634)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(69,386)
Total - representing net assets applicable to outstanding capital stock	$11,852,367,916
Shares outstanding	11,852,697,000
Net asset value per share	1.0000
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2017	9

Statement of Operations
Six Months Ended January 31, 2017 (Unaudited)
Net investment income
Income:
Interest	$29,071,642
Total income	29,071,642
Expenses:
Compensation of board members	98,497
Custodian fees	42,844
Shareholder reports and communication	9,703
Audit fees	13,818
Legal fees	54,977
Fidelity and surety fees	25,556
Miscellaneous expenses	15,213
Commitment fees for bank credit facility	41,906
Compensation of chief compliance officer	1,179
Total expenses	303,693
Net investment income	28,767,949
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	23,765
Net realized gain	23,765
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(69,386)
Net change in unrealized appreciation (depreciation)	(69,386)
Net realized and unrealized loss	(45,621)
Net increase in net assets resulting from operations	$28,722,328
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Short-Term Cash Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations
Net investment income	$28,767,949	$34,748,505
Net realized gain (loss)	23,765	(25,074)
Net change in unrealized appreciation (depreciation)	(69,386)	—
Net increase in net assets resulting from operations	28,722,328	34,723,431
Distributions to shareholders
Net investment income	(28,835,369)	(34,827,144)
Total distributions to shareholders	(28,835,369)	(34,827,144)
Increase (decrease) in net assets from capital stock activity	(220,573,590)	733,197,124
Total increase (decrease) in net assets	(220,686,631)	733,093,411
Net assets at beginning of period	12,073,054,547	11,339,961,136
Net assets at end of period	$11,852,367,916	$12,073,054,547
Excess of distributions over net investment income	$(162,000)	$(94,580)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	27,291,888,834	27,291,970,370	16,218,711,699	16,218,711,699
Distributions reinvested	4,314,239	4,314,239	35,112,790	35,112,791
Redemptions	(27,516,724,588)	(27,516,858,199)	(15,520,627,365)	(15,520,627,366)
Total net increase (decrease)	(220,521,515)	(220,573,590)	733,197,124	733,197,124
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Short-Term Cash Fund | Semiannual Report 2017

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Total return assumes reinvestment of all dividends and distributions, if any. Total return is not annualized for periods of less than one year.
	Six Months Ended January 31, 2017	Year Ended July 31,
	(Unaudited)	2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.0024	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)
Net realized and unrealized gain (loss)	(0.0000) (a)	(0.00) (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)
Total from investment operations	0.0024	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)
Less distributions to shareholders from:
Net investment income	(0.0024)	(0.00) (a)	(0.00) (a)	(0.00) (a)	(0.00) (a)	(0.00) (a)
Total distributions to shareholders	(0.0024)	(0.00) (a)	(0.00) (a)	(0.00) (a)	(0.00) (a)	(0.00) (a)
Net asset value, end of period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.24%	0.32%	0.11%	0.09%	0.14%	0.15%
Ratios to average net assets
Total gross expenses	0.01% (b)	0.00% (a)	0.00% (a)	0.00% (a)	0.00% (a)	0.00% (a),(c)
Total net expenses	0.01% (b)	0.00% (a)	0.00% (a)	0.00% (a)	0.00% (a)	0.00% (a),(c)
Net investment income	0.48% (b)	0.32%	0.11%	0.09%	0.14%	0.15%
Supplemental data
Net assets, end of period (in thousands)	$11,852,368	$12,073,055	$11,339,961	$9,518,211	$7,594,075	$6,760,419

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	Annualized.
(c)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2017	13

Notes to Financial Statements
January 31, 2017 (Unaudited)
Note 1. Organization
Columbia Short-Term Cash Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Trust may issue an unlimited number of shares (without par value). Investments in the Fund may be made only by investment companies, common or commingled trust funds, or similar organizations or persons that are accredited investors within the meaning of Regulation D under the Securities Act of 1933, as amended.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and operates with a floating net asset value. Although the Fund is a money market fund, the net asset value of the Fund will fluctuate with changes in the values of the Fund’s portfolio securities. As a result, the Fund’s net asset value may be above or below $1.0000. Prior to October 1, 2016, the Fund maintained a stable net asset value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
14	Columbia Short-Term Cash Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2017:
	Federal Reserve ($)	RBC Capital Markets ($)	Total ($)
Assets
Repurchase agreements	25,000,000	99,999,694	124,999,694
Total Financial and Derivative Net Assets	25,000,000	99,999,694	124,999,694
Total collateral received (pledged)(a)	25,000,000	99,999,694	124,999,694
Net Amount (b)	—	—	—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company
Columbia Short-Term Cash Fund | Semiannual Report 2017	15

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, subject to the policies set by the Board of Trustees, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Fund does not pay a management fee for the investment advisory or administrative services provided to the Fund, but it may pay taxes, brokerage commissions and nonadvisory expenses.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund does not pay an annual fee to the Transfer Agent.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
11,585,571,000	969,000	(1,038,000)	(69,000)
16	Columbia Short-Term Cash Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
The following capital loss carryforwards, determined at July 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
8,785	—	—	60,614	—	69,399
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is disclosed as Commitment fees for bank credit facility in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2017.
Note 6. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Money market fund risk
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
Columbia Short-Term Cash Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
If, at any time, the Fund’s weekly liquid assets fall below 30% of its total assets and the Board determines it is in the best interests of the Fund, the Fund may, as early as the same day and at any time during the day, impose a fee of up to 2% of the value of all shares redeemed and/or temporarily suspend redemptions (sometimes referred to as imposing redemption gates) for up to 10 business days. If, at the end of any business day, the Fund’s weekly liquid assets fall below 10% of its total assets, the Fund must impose a fee, as of the beginning of the next business day, of 1% of the value of all shares redeemed, unless the Board determines that imposing such a fee is not in the best interests of the Fund or the Board determines that a lower or higher fee (not to exceed 2% of the value of all shares redeemed) would be in the best interests of the Fund. These determinations may affect the composition of the investment portfolio, performance and operating expenses of the Fund.
Shareholder concentration risk
At January 31, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 7. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 8. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
18	Columbia Short-Term Cash Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Short-Term Cash Fund | Semiannual Report 2017	19

Columbia Short-Term Cash Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
SAR224_07_G01_(03/17)

SemiAnnual Report
January 31, 2017
Columbia Disciplined Growth Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Disciplined Growth Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Disciplined Growth Fund   |  Semiannual Report 2017

Columbia Disciplined Growth Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Disciplined Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Brian Condon, CFA
Co-manager
Managed Fund since 2010
Peter Albanese
Co-manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	05/17/07	4.79	16.57	14.12	7.14
	Including sales charges		-1.24	9.83	12.77	6.49
Class B	Excluding sales charges	05/17/07	4.36	15.63	13.26	6.33
	Including sales charges		-0.58	10.63	13.02	6.33
Class C	Excluding sales charges	05/17/07	4.26	15.76	13.26	6.33
	Including sales charges		3.28	14.76	13.26	6.33
Class I		05/17/07	4.88	17.01	14.61	7.63
Class K		05/17/07	4.78	16.79	14.31	7.34
Class R		05/17/07	4.66	16.39	13.83	6.88
Class R4 *		06/01/15	4.90	16.92	14.22	7.19
Class R5 *		11/08/12	4.86	16.93	14.51	7.33
Class W *		08/01/08	4.65	16.62	14.06	7.13
Class Y *		06/01/15	4.89	16.92	14.27	7.21
Class Z *		09/27/10	4.89	16.88	14.40	7.28
Russell 1000 Growth Index			4.28	17.23	13.93	8.14
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Prior to March 27, 2017, Class W shares were sold without a sales charge and, therefore, the returns shown for Class W shares do not reflect any sales charge. Effective March 27, 2017, Class W shares are renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Disciplined Growth Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at January 31, 2017)
Apple, Inc.	6.0
Microsoft Corp.	5.8
Facebook, Inc., Class A	4.5
Comcast Corp., Class A	3.4
Home Depot, Inc. (The)	3.3
Alphabet, Inc., Class A	3.2
Altria Group, Inc.	3.0
Boeing Co. (The)	2.7
MasterCard, Inc., Class A	2.7
S&P Global, Inc.	2.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at January 31, 2017)
Common Stocks	96.9
Money Market Funds	3.1
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2017)
Consumer Discretionary	20.8
Consumer Staples	10.0
Energy	0.2
Financials	2.9
Health Care	16.0
Industrials	10.7
Information Technology	32.4
Materials	3.9
Real Estate	2.2
Telecommunication Services	0.9
Total	100.0
Percentages indicated are based upon total long equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Disciplined Growth Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2016 – January 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,047.90	1,019.36	6.26	6.17	1.20
Class B	1,000.00	1,000.00	1,043.60	1,015.54	10.15	10.01	1.95
Class C	1,000.00	1,000.00	1,042.60	1,015.54	10.15	10.01	1.95
Class I	1,000.00	1,000.00	1,048.80	1,021.40	4.18	4.12	0.80
Class K	1,000.00	1,000.00	1,047.80	1,019.87	5.74	5.66	1.10
Class R	1,000.00	1,000.00	1,046.60	1,018.09	7.56	7.46	1.45
Class R4	1,000.00	1,000.00	1,049.00	1,020.64	4.96	4.89	0.95
Class R5	1,000.00	1,000.00	1,048.60	1,021.20	4.38	4.33	0.84
Class W	1,000.00	1,000.00	1,046.50	1,019.36	6.26	6.17	1.20
Class Y	1,000.00	1,000.00	1,048.90	1,021.40	4.18	4.12	0.80
Class Z	1,000.00	1,000.00	1,048.90	1,020.64	4.96	4.89	0.95
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Disciplined Growth Fund | Semiannual Report 2017	5

Portfolio of Investments
January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.1%
Issuer	Shares	Value ($)
Consumer Discretionary 20.2%
Auto Components 1.8%
Lear Corp.	63,900	9,079,551
Automobiles 0.4%
Thor Industries, Inc.	19,200	1,987,200
Hotels, Restaurants & Leisure 2.6%
Brinker International, Inc.	107,000	4,761,500
Darden Restaurants, Inc.	97,400	7,137,472
McDonald’s Corp.	9,300	1,139,901
Total		13,038,873
Internet & Catalog Retail 1.4%
Amazon.com, Inc.(a)	8,300	6,834,884
Media 5.0%
CBS Corp., Class B Non Voting	18,300	1,180,167
Comcast Corp., Class A	220,900	16,660,278
Discovery Communications, Inc., Class A(a)	137,800	3,906,630
Walt Disney Co. (The)	31,900	3,529,735
Total		25,276,810
Specialty Retail 9.0%
Burlington Stores, Inc.(a)	54,500	4,561,650
Gap, Inc. (The)	117,700	2,710,631
Home Depot, Inc. (The)	117,200	16,124,376
Lowe’s Companies, Inc.	39,800	2,908,584
Ross Stores, Inc.	135,300	8,944,683
TJX Companies, Inc. (The)	100,000	7,492,000
Urban Outfitters, Inc.(a)	78,400	2,080,736
Total		44,822,660
Total Consumer Discretionary		101,039,978
Consumer Staples 9.7%
Food & Staples Retailing 1.8%
SYSCO Corp.	175,700	9,217,222
Food Products 3.0%
Ingredion, Inc.	17,600	2,256,144
Pilgrim’s Pride Corp.	266,500	5,100,810
Tyson Foods, Inc., Class A	117,200	7,358,988
Total		14,715,942
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.9%
Herbalife Ltd.(a)	6,600	370,920
Nu Skin Enterprises, Inc., Class A	77,800	4,036,264
Total		4,407,184
Tobacco 4.0%
Altria Group, Inc.	204,124	14,529,546
Philip Morris International, Inc.	55,400	5,325,602
Total		19,855,148
Total Consumer Staples		48,195,496
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Apache Corp.	19,100	1,142,562
Total Energy		1,142,562
Financials 2.8%
Capital Markets 1.9%
S&P Global, Inc.	80,800	9,710,544
Consumer Finance 0.9%
Discover Financial Services	63,600	4,406,208
Total Financials		14,116,752
Health Care 15.5%
Biotechnology 5.4%
Alexion Pharmaceuticals, Inc.(a)	27,200	3,554,496
Alkermes PLC(a)	38,900	2,104,879
Amgen, Inc.	7,200	1,128,096
Biogen, Inc.(a)	16,900	4,685,356
BioMarin Pharmaceutical, Inc.(a)	33,300	2,918,079
Celgene Corp.(a)	49,900	5,795,885
Gilead Sciences, Inc.	36,200	2,622,690
Regeneron Pharmaceuticals, Inc.(a)	4,600	1,652,734
Vertex Pharmaceuticals, Inc.(a)	30,500	2,619,035
Total		27,081,250
Health Care Equipment & Supplies 2.9%
Baxter International, Inc.	164,500	7,881,195
Hologic, Inc.(a)	159,300	6,456,429
Total		14,337,624

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Disciplined Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.3%
Aetna, Inc.	35,500	4,210,655
Express Scripts Holding Co.(a)	50,200	3,457,776
WellCare Health Plans, Inc.(a)	62,000	9,023,480
Total		16,691,911
Life Sciences Tools & Services 0.7%
Bruker Corp.	152,000	3,606,960
Pharmaceuticals 3.2%
Johnson & Johnson	75,500	8,550,375
Pfizer, Inc.	231,400	7,342,322
Total		15,892,697
Total Health Care		77,610,442
Industrials 10.4%
Aerospace & Defense 4.6%
Boeing Co. (The)	80,800	13,204,336
Lockheed Martin Corp.	38,600	9,701,338
Total		22,905,674
Airlines 2.2%
Delta Air Lines, Inc.	196,600	9,287,384
Southwest Airlines Co.	29,900	1,564,069
Total		10,851,453
Commercial Services & Supplies 0.3%
Waste Management, Inc.	24,600	1,709,700
Electrical Equipment 1.6%
Emerson Electric Co.	136,100	7,983,626
Industrial Conglomerates 1.0%
3M Co.	27,400	4,790,068
Machinery 0.3%
Ingersoll-Rand PLC	18,400	1,460,040
Professional Services 0.4%
Dun & Bradstreet Corp. (The)	16,200	1,986,444
Total Industrials		51,687,005
Information Technology 31.4%
Communications Equipment 1.4%
F5 Networks, Inc.(a)	50,400	6,755,112
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 8.6%
Alphabet, Inc., Class A(a)	18,790	15,411,370
Facebook, Inc., Class A(a)	167,700	21,854,664
VeriSign, Inc.(a)	68,200	5,470,322
Total		42,736,356
IT Services 4.9%
MasterCard, Inc., Class A	124,100	13,195,553
Paychex, Inc.	61,800	3,725,922
Visa, Inc., Class A	89,400	7,394,274
Total		24,315,749
Semiconductors & Semiconductor Equipment 1.7%
Applied Materials, Inc.	32,200	1,102,850
QUALCOMM, Inc.	141,200	7,544,316
Total		8,647,166
Software 9.0%
Activision Blizzard, Inc.	204,900	8,239,029
Adobe Systems, Inc.(a)	48,000	5,442,240
Electronic Arts, Inc.(a)	40,300	3,362,229
Microsoft Corp.	434,290	28,076,849
Total		45,120,347
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.(b)	240,877	29,230,424
Total Information Technology		156,805,154
Materials 3.8%
Chemicals 1.6%
LyondellBasell Industries NV, Class A	85,000	7,927,950
Containers & Packaging 1.4%
Avery Dennison Corp.	28,300	2,066,466
Packaging Corp. of America	54,200	4,996,156
Total		7,062,622
Metals & Mining 0.8%
Steel Dynamics, Inc.	117,300	3,965,913
Total Materials		18,956,485

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.2%
American Tower Corp.	80,500	8,331,750
Equity LifeStyle Properties, Inc.	33,500	2,476,990
Total		10,808,740
Total Real Estate		10,808,740
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.(a)	92,100	4,513,821
Total Telecommunication Services		4,513,821
Total Common Stocks (Cost $378,996,540)		484,876,435

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(c),(d)	15,702,186	15,702,186
Total Money Market Funds (Cost $15,702,186)		15,702,186
Total Investments (Cost: $394,698,726)		500,578,621
Other Assets & Liabilities, Net		(998,354)
Net Assets		499,580,267

At January 31, 2017, securities and/or cash totaling $1,249,905 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at January 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 Index	18	USD	10,235,250	03/2017	58,437	—
S&P 500 Index	13	USD	7,392,125	03/2017	25,955	—
Total			17,627,375		84,392	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	4,822,246	59,870,949	(48,991,009)	15,702,186	(152)	21,731	15,702,186
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Disciplined Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	101,039,978	—	—	—	101,039,978
Consumer Staples	48,195,496	—	—	—	48,195,496
Energy	1,142,562	—	—	—	1,142,562
Financials	14,116,752	—	—	—	14,116,752
Health Care	77,610,442	—	—	—	77,610,442
Industrials	51,687,005	—	—	—	51,687,005
Information Technology	156,805,154	—	—	—	156,805,154
Materials	18,956,485	—	—	—	18,956,485
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	10,808,740	—	—	—	10,808,740
Telecommunication Services	4,513,821	—	—	—	4,513,821
Total Common Stocks	484,876,435	—	—	—	484,876,435
Money Market Funds	—	—	—	15,702,186	15,702,186
Total Investments	484,876,435	—	—	15,702,186	500,578,621
Derivatives
Asset
Futures Contracts	84,392	—	—	—	84,392
Total	484,960,827	—	—	15,702,186	500,663,013
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Disciplined Growth Fund | Semiannual Report 2017

Statement of Assets and Liabilities
January 31, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$378,996,540
Affiliated issuers, at cost	15,702,186
Total investments, at cost	394,698,726
Investments, at value
Unaffiliated issuers, at value	484,876,435
Affiliated issuers, at value	15,702,186
Total investments, at value	500,578,621
Receivable for:
Capital shares sold	593,877
Dividends	188,582
Expense reimbursement due from Investment Manager	418
Prepaid expenses	2,229
Other assets	6,706
Total assets	501,370,433
Liabilities
Payable for:
Capital shares purchased	1,631,116
Variation margin	11,625
Management services fees	10,287
Distribution and/or service fees	2,066
Transfer agent fees	48,739
Compensation of board members	56,942
Compensation of chief compliance officer	52
Other expenses	29,339
Total liabilities	1,790,166
Net assets applicable to outstanding capital stock	$499,580,267
Represented by
Paid in capital	379,102,916
Excess of distributions over net investment income	(226,195)
Accumulated net realized gain	14,739,259
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	105,879,895
Futures contracts	84,392
Total - representing net assets applicable to outstanding capital stock	$499,580,267
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2017	11

Statement of Assets and Liabilities  (continued)
January 31, 2017 (Unaudited)
Class A
Net assets	$139,202,728
Shares outstanding	16,561,214
Net asset value per share	$8.41
Maximum offering price per share(a)	$8.92
Class B
Net assets	$173,071
Shares outstanding	21,084
Net asset value per share	$8.21
Class C
Net assets	$21,657,442
Shares outstanding	2,658,147
Net asset value per share	$8.15
Class I
Net assets	$223,157,041
Shares outstanding	26,076,918
Net asset value per share	$8.56
Class K
Net assets	$2,596
Shares outstanding	304
Net asset value per share(b)	$8.55
Class R
Net assets	$739,848
Shares outstanding	87,698
Net asset value per share	$8.44
Class R4
Net assets	$1,751,296
Shares outstanding	207,337
Net asset value per share	$8.45
Class R5
Net assets	$2,670,370
Shares outstanding	306,477
Net asset value per share	$8.71
Class W
Net assets	$73,034,668
Shares outstanding	8,633,993
Net asset value per share	$8.46
Class Y
Net assets	$7,626
Shares outstanding	894
Net asset value per share	$8.53
Class Z
Net assets	$37,183,581
Shares outstanding	4,390,582
Net asset value per share	$8.47

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Disciplined Growth Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended January 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,189,305
Dividends — affiliated issuers	21,731
Total income	4,211,036
Expenses:
Management services fees	1,952,936
Distribution and/or service fees
Class A	180,146
Class B	1,043
Class C	103,787
Class R	1,500
Class W	110,850
Transfer agent fees
Class A	141,366
Class B	205
Class C	20,369
Class I	2,069
Class R	587
Class R4	1,078
Class R5	601
Class W	87,079
Class Z	30,764
Plan administration fees
Class K	3
Compensation of board members	12,533
Custodian fees	3,456
Printing and postage fees	35,779
Registration fees	76,354
Audit fees	13,820
Legal fees	5,769
Compensation of chief compliance officer	52
Other	10,490
Total expenses	2,792,636
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(90,695)
Total net expenses	2,701,941
Net investment income	1,509,095
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	26,959,903
Investments — affiliated issuers	(152)
Futures contracts	716,108
Net realized gain	27,675,859
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(5,163,992)
Futures contracts	(73,523)
Net change in unrealized appreciation (depreciation)	(5,237,515)
Net realized and unrealized gain	22,438,344
Net increase in net assets resulting from operations	$23,947,439
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations
Net investment income	$1,509,095	$3,488,019
Net realized gain	27,675,859	32,712,041
Net change in unrealized appreciation (depreciation)	(5,237,515)	(31,805,807)
Net increase in net assets resulting from operations	23,947,439	4,394,253
Distributions to shareholders
Net investment income
Class A	(738,767)	(1,532,239)
Class I	(2,034,903)	(2,543,124)
Class K	(19)	(23)
Class R	(2,130)	(514)
Class R4	(9,267)	(490)
Class R5	(19,441)	(14,401)
Class W	(424,200)	(551,053)
Class Y	(67)	(62)
Class Z	(261,917)	(81,924)
Net realized gains
Class A	(7,551,526)	(27,962,373)
Class B	(10,121)	(46,453)
Class C	(1,113,873)	(1,591,244)
Class I	(11,641,861)	(26,752,049)
Class K	(139)	(322)
Class R	(39,541)	(15,697)
Class R4	(63,938)	(6,668)
Class R5	(117,266)	(160,754)
Class W	(4,290,095)	(10,056,371)
Class Y	(385)	(635)
Class Z	(1,807,040)	(1,078,300)
Total distributions to shareholders	(30,126,496)	(72,394,696)
Decrease in net assets from capital stock activity	(14,293,351)	(44,785,169)
Total decrease in net assets	(20,472,408)	(112,785,612)
Net assets at beginning of period	520,052,675	632,838,287
Net assets at end of period	$499,580,267	$520,052,675
Undistributed (excess of distributions over) net investment income	$(226,195)	$1,755,421
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Disciplined Growth Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	2,552,425	21,631,871	7,553,237	62,674,995
Distributions reinvested	984,602	8,191,890	3,583,988	29,281,178
Redemptions	(3,497,410)	(29,595,560)	(20,947,952)	(161,477,689)
Net increase (decrease)	39,617	228,201	(9,810,727)	(69,521,516)
Class B
Subscriptions	1,965	16,096	16,494	129,224
Distributions reinvested	1,230	9,997	5,760	46,136
Redemptions (a)	(10,043)	(82,562)	(53,645)	(440,087)
Net decrease	(6,848)	(56,469)	(31,391)	(264,727)
Class C
Subscriptions	525,633	4,296,367	1,319,921	10,678,333
Distributions reinvested	112,088	904,551	170,260	1,355,272
Redemptions	(387,384)	(3,166,149)	(375,835)	(3,028,825)
Net increase	250,337	2,034,769	1,114,346	9,004,780
Class I
Subscriptions	31,486	269,669	677,028	6,217,352
Distributions reinvested	1,614,711	13,676,606	3,529,498	29,294,830
Redemptions	(2,722,384)	(23,509,855)	(3,064,642)	(27,140,561)
Net increase (decrease)	(1,076,187)	(9,563,580)	1,141,884	8,371,621
Class R
Subscriptions	43,483	370,093	52,882	444,126
Distributions reinvested	2,479	20,699	906	7,430
Redemptions	(12,003)	(101,947)	(10,212)	(86,054)
Net increase	33,959	288,845	43,576	365,502
Class R4
Subscriptions	167,459	1,414,378	33,724	276,042
Distributions reinvested	8,740	73,065	836	6,852
Redemptions	(4,514)	(38,210)	(5,187)	(44,808)
Net increase	171,685	1,449,233	29,373	238,086
Class R5
Subscriptions	114,296	993,939	155,024	1,298,109
Distributions reinvested	15,841	136,551	20,688	174,816
Redemptions	(120,685)	(1,044,249)	(14,478)	(121,093)
Net increase	9,452	86,241	161,234	1,351,832
Class W
Subscriptions	344,748	2,936,093	2,842,656	23,336,150
Distributions reinvested	563,219	4,714,146	1,290,401	10,607,093
Redemptions	(3,524,647)	(30,045,107)	(4,845,796)	(42,043,184)
Net decrease	(2,616,680)	(22,394,868)	(712,739)	(8,099,941)
Class Y
Subscriptions	121	1,039	914	7,941
Distributions reinvested	37	309	47	388
Redemptions	(4)	(31)	(486)	(4,203)
Net increase	154	1,317	475	4,126
Class Z
Subscriptions	2,252,460	19,193,334	2,578,763	21,232,145
Distributions reinvested	193,279	1,619,680	104,225	856,732
Redemptions	(845,023)	(7,180,054)	(998,769)	(8,323,809)
Net increase	1,600,716	13,632,960	1,684,219	13,765,068
Total net decrease	(1,593,795)	(14,293,351)	(6,379,750)	(44,785,169)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2017	15

Statement of Changes in Net Assets   (continued)
(a)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Disciplined Growth Fund | Semiannual Report 2017

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Columbia Disciplined Growth Fund | Semiannual Report 2017	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
01/31/2017 (c)	$8.51	0.02	0.38	0.40	(0.04)	(0.46)
07/31/2016	$9.39	0.04	0.20	0.24	(0.06)	(1.06)
07/31/2015	$9.04	0.05	1.36	1.41	(0.03)	(1.03)
07/31/2014	$9.04	0.05	1.80	1.85	(0.10)	(1.75)
07/31/2013	$8.47	0.10	1.35	1.45	(0.13)	(0.75)
07/31/2012 (f)	$8.04	0.07	1.70	1.77	(0.06)	(1.28)
09/30/2011	$8.32	0.08	0.17	0.25	(0.06)	(0.47)
Class B
01/31/2017 (c)	$8.31	(0.01)	0.37	0.36	—	(0.46)
07/31/2016	$9.20	(0.02)	0.19	0.17	—	(1.06)
07/31/2015	$8.91	(0.02)	1.34	1.32	—	(1.03)
07/31/2014	$8.94	(0.02)	1.77	1.75	(0.03)	(1.75)
07/31/2013	$8.34	0.04	1.34	1.38	(0.03)	(0.75)
07/31/2012 (f)	$7.93	0.02	1.67	1.69	—	(1.28)
09/30/2011	$8.22	0.01	0.17	0.18	—	(0.47)
Class C
01/31/2017 (c)	$8.26	(0.01)	0.36	0.35	—	(0.46)
07/31/2016	$9.14	(0.02)	0.20	0.18	—	(1.06)
07/31/2015	$8.86	(0.02)	1.33	1.31	—	(1.03)
07/31/2014	$8.90	(0.02)	1.76	1.74	(0.03)	(1.75)
07/31/2013	$8.34	0.03	1.35	1.38	(0.07)	(0.75)
07/31/2012 (f)	$7.93	0.02	1.68	1.70	(0.01)	(1.28)
09/30/2011	$8.22	0.01	0.17	0.18	(0.00) (g)	(0.47)
Class I
01/31/2017 (c)	$8.68	0.04	0.38	0.42	(0.08)	(0.46)
07/31/2016	$9.55	0.08	0.21	0.29	(0.10)	(1.06)
07/31/2015	$9.18	0.10	1.38	1.48	(0.08)	(1.03)
07/31/2014	$9.16	0.09	1.81	1.90	(0.13)	(1.75)
07/31/2013	$8.56	0.13	1.38	1.51	(0.16)	(0.75)
07/31/2012 (f)	$8.14	0.11	1.71	1.82	(0.12)	(1.28)
09/30/2011	$8.41	0.13	0.17	0.30	(0.10)	(0.47)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Disciplined Growth Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.50)	$8.41	4.79%	1.25% (d)	1.20% (d)	0.41% (d)	38%	$139,203
(1.12)	$8.51	3.05%	1.27%	1.23%	0.46%	86%	$140,658
(1.06)	$9.39	16.41%	1.24%	1.24%	0.55%	102%	$247,170
(1.85)	$9.04	22.23%	1.26%	1.26% (e)	0.55%	105%	$247,008
(0.88)	$9.04	18.82%	1.25%	1.22%	1.16%	96%	$260,590
(1.34)	$8.47	24.31%	1.29% (d)	1.19% (d),(e)	1.07% (d)	65%	$286,932
(0.53)	$8.04	2.49%	1.23%	1.23% (e)	0.88%	57%	$316,366

(0.46)	$8.21	4.36%	2.00% (d)	1.95% (d)	(0.31%) (d)	38%	$173
(1.06)	$8.31	2.30%	2.03%	1.98%	(0.25%)	86%	$232
(1.03)	$9.20	15.49%	1.99%	1.99%	(0.18%)	102%	$546
(1.78)	$8.91	21.23%	2.01%	2.01% (e)	(0.18%)	105%	$784
(0.78)	$8.94	18.11%	1.99%	1.97%	0.43%	96%	$1,022
(1.28)	$8.34	23.37%	2.06% (d)	1.94% (d),(e)	0.34% (d)	65%	$1,248
(0.47)	$7.93	1.68%	1.97%	1.97% (e)	0.12%	57%	$1,543

(0.46)	$8.15	4.26%	2.00% (d)	1.95% (d)	(0.35%) (d)	38%	$21,657
(1.06)	$8.26	2.43%	2.03%	1.97%	(0.25%)	86%	$19,878
(1.03)	$9.14	15.47%	1.99%	1.99%	(0.23%)	102%	$11,825
(1.78)	$8.86	21.22%	2.02%	2.02% (e)	(0.23%)	105%	$3,826
(0.82)	$8.90	18.12%	1.99%	1.97%	0.37%	96%	$2,892
(1.29)	$8.34	23.46%	2.04% (d)	1.94% (d),(e)	0.30% (d)	65%	$2,515
(0.47)	$7.93	1.69%	1.98%	1.98% (e)	0.13%	57%	$1,742

(0.54)	$8.56	4.88%	0.81% (d)	0.80% (d)	0.81% (d)	38%	$223,157
(1.16)	$8.68	3.62%	0.81%	0.79%	0.92%	86%	$235,568
(1.11)	$9.55	16.89%	0.78%	0.78%	1.04%	102%	$248,438
(1.88)	$9.18	22.67%	0.80%	0.80%	1.01%	105%	$209,398
(0.91)	$9.16	19.51%	0.79%	0.78%	1.56%	96%	$201,700
(1.40)	$8.56	24.64%	0.80% (d)	0.75% (d)	1.49% (d)	65%	$189,839
(0.57)	$8.14	3.06%	0.73%	0.73%	1.38%	57%	$162,770
Columbia Disciplined Growth Fund | Semiannual Report 2017	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class K
01/31/2017 (c)	$8.66	0.03	0.38	0.41	(0.06)	(0.46)
07/31/2016	$9.53	0.05	0.22	0.27	(0.08)	(1.06)
07/31/2015	$9.16	0.07	1.38	1.45	(0.05)	(1.03)
07/31/2014	$9.14	0.07	1.81	1.88	(0.11)	(1.75)
07/31/2013	$8.55	0.11	1.37	1.48	(0.14)	(0.75)
07/31/2012 (f)	$8.12	0.09	1.71	1.80	(0.09)	(1.28)
09/30/2011	$8.39	0.10	0.16	0.26	(0.06)	(0.47)
Class R
01/31/2017 (c)	$8.53	0.00 (g)	0.39	0.39	(0.02)	(0.46)
07/31/2016	$9.41	0.02	0.20	0.22	(0.04)	(1.06)
07/31/2015	$9.05	0.02	1.38	1.40	(0.01)	(1.03)
07/31/2014	$9.06	0.04	1.77	1.81	(0.07)	(1.75)
07/31/2013	$8.52	0.04	1.40	1.44	(0.15)	(0.75)
07/31/2012 (f)	$8.08	0.06	1.71	1.77	(0.05)	(1.28)
09/30/2011	$8.37	0.06	0.16	0.22	(0.04)	(0.47)
Class R4
01/31/2017 (c)	$8.56	0.02	0.39	0.41	(0.06)	(0.46)
07/31/2016	$9.43	0.04	0.23	0.27	(0.08)	(1.06)
07/31/2015 (h)	$9.33	(0.01)	0.11	0.10	—	—
Class R5
01/31/2017 (c)	$8.82	0.03	0.39	0.42	(0.07)	(0.46)
07/31/2016	$9.69	0.08	0.21	0.29	(0.10)	(1.06)
07/31/2015	$9.30	0.03	1.46	1.49	(0.07)	(1.03)
07/31/2014	$9.25	0.08	1.85	1.93	(0.13)	(1.75)
07/31/2013 (i)	$8.54	0.07	1.56	1.63	(0.17)	(0.75)
Class W
01/31/2017 (c)	$8.57	0.02	0.37	0.39	(0.04)	(0.46)
07/31/2016	$9.44	0.04	0.21	0.25	(0.06)	(1.06)
07/31/2015	$9.08	0.05	1.37	1.42	(0.03)	(1.03)
07/31/2014	$9.08	0.04	1.80	1.84	(0.09)	(1.75)
07/31/2013	$8.50	0.14	1.32	1.46	(0.13)	(0.75)
07/31/2012 (f)	$8.07	0.07	1.70	1.77	(0.06)	(1.28)
09/30/2011	$8.35	0.08	0.16	0.24	(0.05)	(0.47)
Class Y
01/31/2017 (c)	$8.65	0.03	0.39	0.42	(0.08)	(0.46)
07/31/2016	$9.53	0.08	0.21	0.29	(0.11)	(1.06)
07/31/2015 (j)	$9.42	0.01	0.10	0.11	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Disciplined Growth Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.52)	$8.55	4.78%	1.10% (d)	1.10% (d)	0.50% (d)	38%	$3
(1.14)	$8.66	3.34%	1.07%	1.06%	0.64%	86%	$3
(1.08)	$9.53	16.60%	1.06%	1.06%	0.73%	102%	$3
(1.86)	$9.16	22.37%	1.09%	1.09%	0.77%	105%	$3
(0.89)	$9.14	19.08%	1.09%	1.05%	1.31%	96%	$9
(1.37)	$8.55	24.45%	1.10% (d)	1.04% (d)	1.24% (d)	65%	$9
(0.53)	$8.12	2.64%	1.03%	1.01%	1.10%	57%	$8

(0.48)	$8.44	4.66%	1.51% (d)	1.45% (d)	0.11% (d)	38%	$740
(1.10)	$8.53	2.77%	1.53%	1.47%	0.23%	86%	$459
(1.04)	$9.41	16.22%	1.49%	1.49%	0.20%	102%	$96
(1.82)	$9.05	21.75%	1.50%	1.50% (e)	0.39%	105%	$25
(0.90)	$9.06	18.65%	1.49%	1.48%	0.44%	96%	$123
(1.33)	$8.52	24.04%	1.53% (d)	1.44% (d)	0.85% (d)	65%	$9
(0.51)	$8.08	2.10%	1.47%	1.47%	0.64%	57%	$8

(0.52)	$8.45	4.90%	1.01% (d)	0.95% (d)	0.45% (d)	38%	$1,751
(1.14)	$8.56	3.39%	1.02%	0.96%	0.53%	86%	$305
—	$9.43	1.07%	1.05% (d)	1.05% (d)	(0.60%) (d)	102%	$59

(0.53)	$8.71	4.86%	0.85% (d)	0.84% (d)	0.75% (d)	38%	$2,670
(1.16)	$8.82	3.49%	0.86%	0.84%	0.90%	86%	$2,620
(1.10)	$9.69	16.82%	0.86%	0.86%	0.33%	102%	$1,316
(1.88)	$9.30	22.80%	0.85%	0.85%	0.90%	105%	$31
(0.92)	$9.25	20.86%	0.79% (d)	0.76% (d)	1.13% (d)	96%	$3

(0.50)	$8.46	4.65%	1.25% (d)	1.20% (d)	0.44% (d)	38%	$73,035
(1.12)	$8.57	3.15%	1.28%	1.22%	0.50%	86%	$96,373
(1.06)	$9.44	16.43%	1.24%	1.24%	0.55%	102%	$112,928
(1.84)	$9.08	22.11%	1.29%	1.28% (e)	0.49%	105%	$101,907
(0.88)	$9.08	18.85%	1.26%	1.21%	1.65%	96%	$1,796
(1.34)	$8.50	24.13%	1.30% (d)	1.19% (d),(e)	1.03% (d)	65%	$87,810
(0.52)	$8.07	2.43%	1.23%	1.23% (e)	0.91%	57%	$92,023

(0.54)	$8.53	4.89%	0.80% (d)	0.80% (d)	0.77% (d)	38%	$8
(1.17)	$8.65	3.54%	0.81%	0.79%	0.92%	86%	$6
—	$9.53	1.17%	0.75% (d)	0.75% (d)	0.64% (d)	102%	$3
Columbia Disciplined Growth Fund | Semiannual Report 2017	21

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
01/31/2017 (c)	$8.58	0.03	0.38	0.41	(0.06)	(0.46)
07/31/2016	$9.46	0.06	0.20	0.26	(0.08)	(1.06)
07/31/2015	$9.09	0.07	1.39	1.46	(0.06)	(1.03)
07/31/2014	$9.09	0.06	1.81	1.87	(0.12)	(1.75)
07/31/2013	$8.51	0.13	1.35	1.48	(0.15)	(0.75)
07/31/2012 (f)	$8.10	0.08	1.71	1.79	(0.10)	(1.28)
09/30/2011	$8.42	0.11	0.14	0.25	(0.10)	(0.47)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.
(g)	Rounds to zero.
(h)	Class R4 shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
(i)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(j)	Class Y shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Disciplined Growth Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.52)	$8.47	4.89%	1.01% (d)	0.95% (d)	0.61% (d)	38%	$37,184
(1.14)	$8.58	3.30%	1.03%	0.96%	0.73%	86%	$23,950
(1.09)	$9.46	16.80%	1.00%	1.00%	0.76%	102%	$10,456
(1.87)	$9.09	22.39%	1.02%	1.02% (e)	0.72%	105%	$811
(0.90)	$9.09	19.19%	1.02%	0.98%	1.49%	96%	$254
(1.38)	$8.51	24.46%	1.02% (d)	0.92% (d),(e)	1.19% (d)	65%	$435
(0.57)	$8.10	2.43%	0.98%	0.98% (e)	1.25%	57%	$125
Columbia Disciplined Growth Fund | Semiannual Report 2017	23

Notes to Financial Statements
January 31, 2017 (Unaudited)
Note 1. Organization
Columbia Disciplined Growth Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On or about March 27, 2017, Class I shares were exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges, however this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Effective March 27, 2017, Class W shares are no longer offered for sale. Class W shares, when available, were not subject to sales charges and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Effective March 27, 2017, Class W shares were renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
24	Columbia Disciplined Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility
Columbia Disciplined Growth Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
(including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
26	Columbia Disciplined Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2017:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	84,392*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	716,108

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(73,523)
Columbia Disciplined Growth Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	11,728,825

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2017.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
28	Columbia Disciplined Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.750% to 0.550% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2017 was 0.747% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Columbia Disciplined Growth Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares did not pay transfer agency fees.
For the six months ended January 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Class A	0.20%
Class B	0.20
Class C	0.20
Class I	0.00 (a)
Class K	0.05
Class R	0.20
Class R4	0.19
Class R5	0.05
Class W	0.20
Class Y	0.00 (a)
Class Z	0.20

(a)	Rounds to zero.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2017, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
30	Columbia Disciplined Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $123,000 and $50,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2017, if any, are listed below:
Amount ($)
Class A	112,727
Class C	823
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	December 1, 2016 through November 30, 2017	Prior to December 1, 2016
Class A	1.20%	1.20%
Class B	1.95	1.95
Class C	1.95	1.95
Class I	0.81	0.79
Class K	1.11	1.09
Class R	1.45	1.45
Class R4	0.95	0.95
Class R5	0.86	0.84
Class W	1.20	1.20
Class Y	0.81	0.79
Class Z	0.95	0.95
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In
Columbia Disciplined Growth Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
394,699,000	112,308,000	(6,428,000)	105,880,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $188,796,005 and $241,265,274, respectively, for the six months ended January 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2017.
32	Columbia Disciplined Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 8. Significant risks
Consumer discretionary sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Shareholder concentration risk
At January 31, 2017, affiliated shareholders of record owned 83.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Disciplined Growth Fund | Semiannual Report 2017	33

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
34	Columbia Disciplined Growth Fund | Semiannual Report 2017

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Columbia Disciplined Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR178_07_G01_(03/17)

SemiAnnual Report
January 31, 2017
Columbia Disciplined Value Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Disciplined Value Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Disciplined Value Fund   |  Semiannual Report 2017

Columbia Disciplined Value Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Disciplined Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Brian Condon, CFA
Co-manager
Managed Fund since 2010
Peter Albanese
Co-manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	08/01/08	7.48	21.23	13.56	7.77
	Including sales charges		1.30	14.21	12.22	7.02
Class B	Excluding sales charges	08/01/08	7.04	20.28	12.69	6.96
	Including sales charges		2.04	15.28	12.44	6.96
Class C	Excluding sales charges	08/01/08	7.03	20.33	12.72	6.94
	Including sales charges		6.03	19.33	12.72	6.94
Class I		08/01/08	7.70	21.77	14.05	8.21
Class K		08/01/08	7.44	21.38	13.72	7.90
Class R		08/01/08	7.23	20.91	13.26	7.47
Class R4 *		06/01/15	7.55	21.61	13.66	7.83
Class R5 *		06/01/15	7.56	21.65	13.67	7.83
Class V *	Excluding sales charges	03/07/11	7.50	21.28	13.52	7.74
	Including sales charges		1.30	14.37	12.18	6.99
Class W		08/01/08	7.43	21.22	13.57	7.73
Class Y *		06/01/15	7.69	21.78	13.71	7.85
Class Z *		09/27/10	7.54	21.59	13.84	7.98
Russell 1000 Value Index			8.04	24.62	14.11	8.81
Returns for Class A and Class V are shown with and without the maximum initial sales charge of 5.75%. (Effective January 24, 2017, Class T shares were renamed as Class V shares.) Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Prior to March 27, 2017, Class W shares were sold without a sales charge and, therefore, the returns shown for Class W shares do not reflect any sales charge. Effective March 27, 2017, Class W shares are renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Disciplined Value Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at January 31, 2017)
JPMorgan Chase & Co.	4.6
AT&T, Inc.	3.7
Bank of America Corp.	3.7
Merck & Co., Inc.	3.2
Cisco Systems, Inc.	3.1
Pfizer, Inc.	3.1
Citigroup, Inc.	2.8
Wal-Mart Stores, Inc.	2.5
Oracle Corp.	2.4
ConocoPhillips	2.3
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at January 31, 2017)
Common Stocks	99.0
Money Market Funds	1.0
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2017)
Consumer Discretionary	4.6
Consumer Staples	8.3
Energy	12.9
Financials	26.1
Health Care	10.9
Industrials	10.0
Information Technology	9.6
Materials	3.2
Real Estate	4.1
Telecommunication Services	4.0
Utilities	6.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4	Columbia Disciplined Value Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2016 — January 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,074.80	1,019.47	6.24	6.07	1.18
Class B	1,000.00	1,000.00	1,070.40	1,015.64	10.18	9.91	1.93
Class C	1,000.00	1,000.00	1,070.30	1,015.64	10.18	9.91	1.93
Class I	1,000.00	1,000.00	1,077.00	1,021.61	4.02	3.91	0.76
Class K	1,000.00	1,000.00	1,074.40	1,020.08	5.60	5.46	1.06
Class R	1,000.00	1,000.00	1,072.30	1,018.19	7.55	7.35	1.43
Class R4	1,000.00	1,000.00	1,075.50	1,020.79	4.87	4.74	0.92
Class R5	1,000.00	1,000.00	1,075.60	1,021.30	4.34	4.22	0.82
Class V (formerly Class T)	1,000.00	1,000.00	1,075.00	1,019.47	6.24	6.07	1.18
Class W	1,000.00	1,000.00	1,074.30	1,019.47	6.24	6.07	1.18
Class Y	1,000.00	1,000.00	1,076.90	1,021.61	4.02	3.91	0.76
Class Z	1,000.00	1,000.00	1,075.40	1,020.74	4.92	4.79	0.93
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Disciplined Value Fund | Semiannual Report 2017	5

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
6	Columbia Disciplined Value Fund | Semiannual Report 2017

Portfolio of Investments
January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.3%
Issuer	Shares	Value ($)
Consumer Discretionary 4.6%
Auto Components 0.8%
Lear Corp.	47,400	6,735,066
Automobiles 0.3%
Ford Motor Co.	245,900	3,039,324
Hotels, Restaurants & Leisure 1.3%
International Game Technology PLC	453,000	11,963,730
Media 1.0%
Comcast Corp., Class A	118,000	8,899,560
Specialty Retail 1.2%
Best Buy Co., Inc.	251,400	11,192,328
Total Consumer Discretionary		41,830,008
Consumer Staples 8.3%
Food & Staples Retailing 2.5%
Wal-Mart Stores, Inc.	335,600	22,397,944
Food Products 2.4%
Archer-Daniels-Midland Co.	55,500	2,456,430
Pilgrim’s Pride Corp.	213,300	4,082,562
Tyson Foods, Inc., Class A	244,000	15,320,760
Total		21,859,752
Household Products 0.4%
Procter & Gamble Co. (The)	40,100	3,512,760
Personal Products 1.1%
Nu Skin Enterprises, Inc., Class A	190,200	9,867,576
Tobacco 1.9%
Philip Morris International, Inc.	183,100	17,601,403
Total Consumer Staples		75,239,435
Energy 12.8%
Energy Equipment & Services 2.1%
Baker Hughes, Inc.	303,200	19,125,856
Oil, Gas & Consumable Fuels 10.7%
Chevron Corp.	166,100	18,495,235
ConocoPhillips	432,700	21,098,452
EOG Resources, Inc.	71,200	7,232,496
Exxon Mobil Corp.(a)	178,600	14,982,754
QEP Resources, Inc.(b)	250,900	4,375,696
Common Stocks (continued)
Issuer	Shares	Value ($)
Valero Energy Corp.	280,400	18,439,104
World Fuel Services Corp.	287,700	12,796,896
Total		97,420,633
Total Energy		116,546,489
Financials 25.9%
Banks 11.9%
Bank of America Corp.(b)	1,462,200	33,104,208
Citigroup, Inc.	460,000	25,681,800
JPMorgan Chase & Co.	493,700	41,781,831
SunTrust Banks, Inc.	53,000	3,011,460
Wells Fargo & Co.	83,100	4,681,023
Total		108,260,322
Capital Markets 5.5%
BlackRock, Inc.	49,300	18,437,214
CME Group, Inc.	164,300	19,893,444
State Street Corp.	102,700	7,825,740
T. Rowe Price Group, Inc.	58,800	3,965,472
Total		50,121,870
Consumer Finance 1.8%
Discover Financial Services	244,500	16,938,960
Diversified Financial Services 0.9%
Berkshire Hathaway, Inc., Class B(b)	51,400	8,436,796
Insurance 5.8%
Aflac, Inc.	143,800	10,064,562
Allstate Corp. (The)	100,100	7,528,521
Prudential Financial, Inc.	195,800	20,580,538
Reinsurance Group of America, Inc.	116,000	14,554,520
Total		52,728,141
Total Financials		236,486,089
Health Care 10.8%
Biotechnology 0.2%
Alkermes PLC(b)	42,100	2,278,031
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	362,000	17,343,420
Health Care Providers & Services 1.7%
WellCare Health Plans, Inc.(b)	103,900	15,121,606

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 7.0%
Johnson & Johnson	61,700	6,987,525
Merck & Co., Inc.	464,300	28,781,957
Pfizer, Inc.	871,800	27,662,214
Total		63,431,696
Total Health Care		98,174,753
Industrials 9.9%
Aerospace & Defense 1.0%
Raytheon Co.	66,100	9,528,976
Airlines 1.8%
Alaska Air Group, Inc.	100,200	9,400,764
United Continental Holdings, Inc.(b)	97,900	6,899,013
Total		16,299,777
Construction & Engineering 0.4%
Chicago Bridge & Iron Co. NV	97,900	3,251,259
Electrical Equipment 2.0%
Emerson Electric Co.	305,600	17,926,496
Industrial Conglomerates 0.4%
General Electric Co.	136,100	4,042,170
Machinery 3.4%
Cummins, Inc.	116,500	17,126,665
Ingersoll-Rand PLC	23,900	1,896,465
Oshkosh Corp.	174,900	12,178,287
Total		31,201,417
Professional Services 0.3%
ManpowerGroup, Inc.	30,100	2,873,346
Road & Rail 0.6%
Union Pacific Corp.	49,000	5,222,420
Total Industrials		90,345,861
Information Technology 9.6%
Communications Equipment 3.1%
Cisco Systems, Inc.	910,100	27,958,272
IT Services 0.7%
International Business Machines Corp.	35,500	6,195,460
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.2%
Applied Materials, Inc.	100,800	3,452,400
QUALCOMM, Inc.	309,900	16,557,957
Total		20,010,357
Software 2.4%
Oracle Corp.	552,100	22,144,731
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.	51,700	6,273,795
HP, Inc.	220,100	3,312,505
NetApp, Inc.	35,100	1,345,032
Total		10,931,332
Total Information Technology		87,240,152
Materials 3.1%
Chemicals 2.5%
Cabot Corp.	110,900	6,140,533
LyondellBasell Industries NV, Class A	182,200	16,993,794
Total		23,134,327
Paper & Forest Products 0.6%
Domtar Corp.	121,800	5,321,442
Total Materials		28,455,769
Real Estate 4.1%
Equity Real Estate Investment Trusts (REITS) 4.1%
Camden Property Trust	48,600	4,061,502
Empire State Realty Trust, Inc., Class A	175,500	3,595,995
Highwoods Properties, Inc.	40,100	2,061,541
Hospitality Properties Trust	61,700	1,920,721
Piedmont Office Realty Trust, Inc.	85,200	1,850,544
Retail Properties of America, Inc., Class A	106,300	1,591,311
Simon Property Group, Inc.	66,600	12,239,082
Ventas, Inc.	163,400	10,076,878
Total		37,397,574
Total Real Estate		37,397,574

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Disciplined Value Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 4.0%
Diversified Telecommunication Services 4.0%
AT&T, Inc.	799,400	33,702,704
CenturyLink, Inc.	31,600	817,176
Verizon Communications, Inc.(b)	38,600	1,891,786
Total		36,411,666
Total Telecommunication Services		36,411,666
Utilities 6.2%
Electric Utilities 2.3%
American Electric Power Co., Inc.	28,500	1,825,710
Entergy Corp.	219,400	15,717,816
Pinnacle West Capital Corp.	47,600	3,695,188
Total		21,238,714
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	367,100	4,199,624
Multi-Utilities 3.4%
CenterPoint Energy, Inc.	611,500	16,027,415
Public Service Enterprise Group, Inc.	350,600	15,514,050
Total		31,541,465
Total Utilities		56,979,803
Total Common Stocks (Cost $768,466,247)		905,107,599

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(c),(d)	9,086,839	9,086,839
Total Money Market Funds (Cost $9,086,839)		9,086,839
Total Investments (Cost: $777,553,086)		914,194,438
Other Assets & Liabilities, Net		(2,684,111)
Net Assets		911,510,327

At January 31, 2017, securities and/or cash totaling $704,676 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at January 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 Index	20	USD	11,372,500	03/2017	41,252	—
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2017.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	11,704,519	113,844,235	(116,461,915)	9,086,839	633	24,364	9,086,839
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Disciplined Value Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	41,830,008	—	—	—	41,830,008
Consumer Staples	75,239,435	—	—	—	75,239,435
Energy	116,546,489	—	—	—	116,546,489
Financials	236,486,089	—	—	—	236,486,089
Health Care	98,174,753	—	—	—	98,174,753
Industrials	90,345,861	—	—	—	90,345,861
Information Technology	87,240,152	—	—	—	87,240,152
Materials	28,455,769	—	—	—	28,455,769
Real Estate	37,397,574	—	—	—	37,397,574
Telecommunication Services	36,411,666	—	—	—	36,411,666
Utilities	56,979,803	—	—	—	56,979,803
Total Common Stocks	905,107,599	—	—	—	905,107,599
Money Market Funds	—	—	—	9,086,839	9,086,839
Total Investments	905,107,599	—	—	9,086,839	914,194,438
Derivatives
Asset
Futures Contracts	41,252	—	—	—	41,252
Total	905,148,851	—	—	9,086,839	914,235,690
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2017	11

Statement of Assets and Liabilities
January 31, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$768,466,247
Affiliated issuers, at cost	9,086,839
Total investments, at cost	777,553,086
Investments, at value
Unaffiliated issuers, at value	905,107,599
Affiliated issuers, at value	9,086,839
Total investments, at value	914,194,438
Cash	4,861
Receivable for:
Investments sold	36,042,553
Capital shares sold	225,735
Dividends	628,378
Expense reimbursement due from Investment Manager	826
Prepaid expenses	3,038
Trustees’ deferred compensation plan	16,668
Other assets	5,737
Total assets	951,122,234
Liabilities
Payable for:
Investments purchased	36,025,588
Capital shares purchased	3,396,198
Variation margin	7,500
Management services fees	18,180
Distribution and/or service fees	2,777
Transfer agent fees	67,176
Compensation of board members	44,896
Compensation of chief compliance officer	96
Other expenses	32,828
Trustees’ deferred compensation plan	16,668
Total liabilities	39,611,907
Net assets applicable to outstanding capital stock	$911,510,327
Represented by
Paid in capital	784,872,685
Undistributed net investment income	904,231
Accumulated net realized loss	(10,949,193)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	136,641,352
Futures contracts	41,252
Total - representing net assets applicable to outstanding capital stock	$911,510,327
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Disciplined Value Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
January 31, 2017 (Unaudited)
Class A
Net assets	$88,996,406
Shares outstanding	9,166,144
Net asset value per share	$9.71
Maximum offering price per share(a)	$10.30
Class B
Net assets	$148,942
Shares outstanding	15,433
Net asset value per share	$9.65
Class C
Net assets	$15,829,124
Shares outstanding	1,664,533
Net asset value per share	$9.51
Class I
Net assets	$434,373,055
Shares outstanding	44,370,941
Net asset value per share	$9.79
Class K
Net assets	$2,993
Shares outstanding	307
Net asset value per share(b)	$9.76
Class R
Net assets	$2,836,856
Shares outstanding	291,475
Net asset value per share	$9.73
Class R4
Net assets	$4,388,388
Shares outstanding	448,564
Net asset value per share	$9.78
Class R5
Net assets	$10,170
Shares outstanding	1,042
Net asset value per share	$9.76
Class V(c)
Net assets	$80,713,792
Shares outstanding	8,333,649
Net asset value per share	$9.69
Maximum offering price per share(a)	$10.28
Class W
Net assets	$166,109,574
Shares outstanding	17,003,191
Net asset value per share	$9.77
Class Y
Net assets	$1,360,974
Shares outstanding	139,138
Net asset value per share	$9.78
Class Z
Net assets	$116,740,053
Shares outstanding	11,925,900
Net asset value per share	$9.79

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(c)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2017	13

Statement of Operations
Six Months Ended January 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$13,065,828
Dividends — affiliated issuers	24,364
Foreign taxes withheld	(1,785)
Total income	13,088,407
Expenses:
Management services fees	3,515,320
Distribution and/or service fees
Class A	118,817
Class B	854
Class C	79,155
Class R	6,862
Class V(a)	100,857
Class W	248,261
Transfer agent fees
Class A	89,932
Class B	161
Class C	14,978
Class I	4,018
Class K	1
Class R	2,604
Class R4	3,162
Class R5	3
Class V(a)	76,422
Class W	187,251
Class Y	14
Class Z	110,404
Plan administration fees
Class K	4
Compensation of board members	14,742
Custodian fees	7,286
Printing and postage fees	38,334
Registration fees	82,094
Audit fees	14,044
Legal fees	7,713
Compensation of chief compliance officer	96
Other	3,931
Total expenses	4,727,320
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(57,993)
Total net expenses	4,669,327
Net investment income	8,419,080
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	26,569,212
Investments — affiliated issuers	633
Futures contracts	1,494,338
Net realized gain	28,064,183
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	33,347,006
Futures contracts	(419,364)
Net change in unrealized appreciation (depreciation)	32,927,642
Net realized and unrealized gain	60,991,825
Net increase in net assets resulting from operations	$69,410,905

(a)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Disciplined Value Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations
Net investment income	$8,419,080	$17,586,073
Net realized gain (loss)	28,064,183	(18,216,780)
Net change in unrealized appreciation (depreciation)	32,927,642	24,291,533
Net increase in net assets resulting from operations	69,410,905	23,660,826
Distributions to shareholders
Net investment income
Class A	(1,475,078)	(1,447,806)
Class B	(1,480)	(2,168)
Class C	(132,215)	(113,286)
Class I	(8,378,968)	(7,253,316)
Class K	(49)	(45)
Class R	(36,527)	(29,296)
Class R4	(65,643)	(203)
Class R5	(186)	(578)
Class V(a)	(1,236,531)	(1,137,553)
Class W	(2,840,032)	(3,279,003)
Class Y	(28,872)	(45)
Class Z	(2,000,818)	(2,137,289)
Net realized gains
Class A	—	(4,863,906)
Class B	—	(15,609)
Class C	—	(815,462)
Class I	—	(18,763,515)
Class K	—	(138)
Class R	—	(119,693)
Class R4	—	(577)
Class R5	—	(1,540)
Class V(a)	—	(3,853,210)
Class W	—	(11,015,816)
Class Y	—	(115)
Class Z	—	(6,096,626)
Total distributions to shareholders	(16,196,399)	(60,946,795)
Increase (decrease) in net assets from capital stock activity	(123,498,262)	23,040,059
Total decrease in net assets	(70,283,756)	(14,245,910)
Net assets at beginning of period	981,794,083	996,039,993
Net assets at end of period	$911,510,327	$981,794,083
Undistributed net investment income	$904,231	$8,681,550

(a)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2017	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	967,548	9,152,517	3,113,877	27,421,573
Distributions reinvested	126,951	1,249,199	652,159	5,549,869
Redemptions	(2,397,560)	(22,821,458)	(4,146,013)	(36,371,971)
Net decrease	(1,303,061)	(12,419,742)	(379,977)	(3,400,529)
Class B
Subscriptions	1,167	11,197	5,783	52,513
Distributions reinvested	129	1,259	1,837	15,556
Redemptions (a)	(5,282)	(49,716)	(25,457)	(222,246)
Net decrease	(3,986)	(37,260)	(17,837)	(154,177)
Class C
Subscriptions	138,175	1,305,785	440,081	3,785,830
Distributions reinvested	10,198	98,410	84,123	702,428
Redemptions	(299,399)	(2,747,855)	(497,238)	(4,258,250)
Net increase (decrease)	(151,026)	(1,343,660)	26,966	230,008
Class I
Subscriptions	131,437	1,221,594	7,656,556	68,240,493
Distributions reinvested	844,649	8,378,916	3,035,782	26,016,654
Redemptions	(5,672,418)	(54,370,516)	(4,111,047)	(37,214,481)
Net increase (decrease)	(4,696,332)	(44,770,006)	6,581,291	57,042,666
Class R
Subscriptions	22,513	213,729	168,931	1,501,705
Distributions reinvested	2,712	26,763	14,385	122,700
Redemptions	(17,208)	(164,386)	(117,518)	(1,047,990)
Net increase	8,017	76,106	65,798	576,415
Class R4
Subscriptions	241,842	2,297,363	235,703	2,091,713
Distributions reinvested	6,620	65,600	73	625
Redemptions	(30,375)	(294,745)	(5,554)	(50,390)
Net increase	218,087	2,068,218	230,222	2,041,948
Class R5
Subscriptions	—	—	3,936	36,807
Distributions reinvested	15	140	229	1,961
Redemptions	—	—	(3,393)	(29,378)
Net increase	15	140	772	9,390
Class V(b)
Subscriptions	51,981	496,776	40,020	347,985
Distributions reinvested	108,220	1,062,725	504,324	4,281,707
Redemptions	(459,753)	(4,331,943)	(722,857)	(6,398,773)
Net decrease	(299,552)	(2,772,442)	(178,513)	(1,769,081)
Class W
Subscriptions	703,023	6,591,809	4,128,134	37,012,554
Distributions reinvested	286,867	2,839,986	1,669,934	14,294,639
Redemptions	(6,886,415)	(65,868,753)	(6,762,722)	(59,035,640)
Net decrease	(5,896,525)	(56,436,958)	(964,654)	(7,728,447)
Class Y
Subscriptions	62,944	601,688	99,203	878,208
Distributions reinvested	2,908	28,823	—	—
Redemptions	(24,939)	(242,460)	(1,233)	(10,866)
Net increase	40,913	388,051	97,970	867,342
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Disciplined Value Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z
Subscriptions	1,149,514	10,943,347	2,560,088	22,501,667
Distributions reinvested	150,264	1,490,616	561,857	4,815,111
Redemptions	(2,199,472)	(20,684,672)	(5,833,131)	(51,992,254)
Net decrease	(899,694)	(8,250,709)	(2,711,186)	(24,675,476)
Total net increase (decrease)	(12,983,144)	(123,498,262)	2,750,852	23,040,059

(a)	Includes conversions of Class B shares to Class A shares, if any.
(b)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2017	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
01/31/2017 (c)	$9.17	0.07	0.62	0.69	(0.15)	—
07/31/2016	$9.56	0.15	0.04	0.19	(0.13)	(0.45)
07/31/2015	$9.45	0.13	0.56	0.69	(0.11)	(0.47)
07/31/2014	$8.67	0.10	1.27	1.37	(0.10)	(0.49)
07/31/2013	$6.96	0.16	1.97	2.13	(0.23)	(0.19)
07/31/2012 (g)	$6.36	0.12	1.23	1.35	(0.08)	(0.67)
09/30/2011	$8.19	0.09	0.11	0.20	(0.09)	(1.94)
Class B
01/31/2017 (c)	$9.09	0.04	0.60	0.64	(0.08)	—
07/31/2016	$9.47	0.09	0.04	0.13	(0.06)	(0.45)
07/31/2015	$9.37	0.05	0.56	0.61	(0.04)	(0.47)
07/31/2014	$8.61	0.04	1.25	1.29	(0.04)	(0.49)
07/31/2013	$6.89	0.10	1.95	2.05	(0.14)	(0.19)
07/31/2012 (g)	$6.28	0.08	1.22	1.30	(0.02)	(0.67)
09/30/2011	$8.12	0.04	0.12	0.16	(0.06)	(1.94)
Class C
01/31/2017 (c)	$8.96	0.04	0.59	0.63	(0.08)	—
07/31/2016	$9.34	0.08	0.05	0.13	(0.06)	(0.45)
07/31/2015	$9.25	0.05	0.55	0.60	(0.04)	(0.47)
07/31/2014	$8.51	0.04	1.23	1.27	(0.04)	(0.49)
07/31/2013	$6.84	0.10	1.93	2.03	(0.17)	(0.19)
07/31/2012 (g)	$6.25	0.08	1.22	1.30	(0.04)	(0.67)
09/30/2011	$8.09	0.04	0.11	0.15	(0.05)	(1.94)
Class I
01/31/2017 (c)	$9.26	0.09	0.63	0.72	(0.19)	—
07/31/2016	$9.65	0.19	0.04	0.23	(0.17)	(0.45)
07/31/2015	$9.53	0.17	0.57	0.74	(0.15)	(0.47)
07/31/2014	$8.74	0.14	1.28	1.42	(0.14)	(0.49)
07/31/2013	$7.01	0.19	1.98	2.17	(0.25)	(0.19)
07/31/2012 (g)	$6.40	0.15	1.23	1.38	(0.10)	(0.67)
09/30/2011	$8.23	0.13	0.10	0.23	(0.12)	(1.94)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Disciplined Value Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.15)	$9.71	7.48%	1.20% (d)	1.18% (d)	1.53% (d)	40%	$88,996
(0.58)	$9.17	2.51%	1.21%	1.19% (e)	1.72%	82%	$96,040
(0.58)	$9.56	7.25%	1.20%	1.18% (e)	1.32%	89%	$103,691
(0.59)	$9.45	16.42% (f)	1.22%	1.18% (e)	1.15%	90%	$34,470
(0.42)	$8.67	31.78%	1.32%	1.16% (e)	2.05%	103%	$20,163
(0.75)	$6.96	22.47%	1.38% (d)	1.11% (d),(h)	2.16% (d)	73%	$12,084
(2.03)	$6.36	0.01%	1.33%	1.14% (h)	1.25%	90%	$11,757

(0.08)	$9.65	7.04%	1.95% (d)	1.93% (d)	0.78% (d)	40%	$149
(0.51)	$9.09	1.80%	1.95%	1.94% (e)	1.02%	82%	$177
(0.51)	$9.47	6.42%	1.94%	1.93% (e)	0.55%	89%	$353
(0.53)	$9.37	15.48% (f)	1.97%	1.93% (e)	0.42%	90%	$714
(0.33)	$8.61	30.79%	2.07%	1.91% (e)	1.37%	103%	$754
(0.69)	$6.89	21.79%	2.14% (d)	1.86% (d),(h)	1.49% (d)	73%	$809
(2.00)	$6.28	(0.64%)	2.10%	1.88% (h)	0.48%	90%	$1,215

(0.08)	$9.51	7.03%	1.95% (d)	1.93% (d)	0.76% (d)	40%	$15,829
(0.51)	$8.96	1.83%	1.96%	1.94% (e)	0.97%	82%	$16,270
(0.51)	$9.34	6.40%	1.95%	1.93% (e)	0.57%	89%	$16,710
(0.53)	$9.25	15.42% (f)	1.96%	1.93% (e)	0.40%	90%	$7,026
(0.36)	$8.51	30.81%	2.07%	1.91% (e)	1.27%	103%	$4,001
(0.71)	$6.84	21.93%	2.13% (d)	1.86% (d),(h)	1.39% (d)	73%	$1,873
(1.99)	$6.25	(0.82%)	2.04%	1.85% (h)	0.50%	90%	$1,735

(0.19)	$9.79	7.70%	0.76% (d)	0.76% (d)	1.93% (d)	40%	$434,373
(0.62)	$9.26	2.95%	0.77%	0.77%	2.12%	82%	$454,554
(0.62)	$9.65	7.72%	0.76%	0.76%	1.74%	89%	$409,975
(0.63)	$9.53	16.88% (f)	0.78%	0.77%	1.52%	90%	$335,330
(0.44)	$8.74	32.32%	0.83%	0.73%	2.52%	103%	$65,134
(0.77)	$7.01	22.92%	0.87% (d)	0.74% (d)	2.65% (d)	73%	$63,878
(2.06)	$6.40	0.37%	0.88%	0.84%	1.66%	90%	$81,686
Columbia Disciplined Value Fund | Semiannual Report 2017	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class K
01/31/2017 (c)	$9.23	0.08	0.61	0.69	(0.16)	—
07/31/2016	$9.61	0.17	0.05	0.22	(0.15)	(0.45)
07/31/2015	$9.50	0.14	0.56	0.70	(0.12)	(0.47)
07/31/2014	$8.72	0.12	1.26	1.38	(0.11)	(0.49)
07/31/2013	$6.99	0.17	1.98	2.15	(0.23)	(0.19)
07/31/2012 (g)	$6.38	0.14	1.23	1.37	(0.09)	(0.67)
09/30/2011	$8.20	0.11	0.10	0.21	(0.09)	(1.94)
Class R
01/31/2017 (c)	$9.19	0.06	0.61	0.67	(0.13)	—
07/31/2016	$9.57	0.13	0.05	0.18	(0.11)	(0.45)
07/31/2015	$9.46	0.10	0.56	0.66	(0.08)	(0.47)
07/31/2014	$8.68	0.07	1.28	1.35	(0.08)	(0.49)
07/31/2013	$6.97	0.14	1.97	2.11	(0.21)	(0.19)
07/31/2012 (g)	$6.36	0.11	1.23	1.34	(0.06)	(0.67)
09/30/2011	$8.17	0.08	0.11	0.19	(0.06)	(1.94)
Class R4
01/31/2017 (c)	$9.25	0.08	0.62	0.70	(0.17)	—
07/31/2016	$9.63	0.10	0.13	0.23	(0.16)	(0.45)
07/31/2015 (i)	$9.80	0.02	(0.19) (j)	(0.17)	—	—
Class R5
01/31/2017 (c)	$9.24	0.09	0.61	0.70	(0.18)	—
07/31/2016	$9.63	0.19	0.04	0.23	(0.17)	(0.45)
07/31/2015 (k)	$9.80	0.02	(0.19) (j)	(0.17)	—	—
Class V(l)
01/31/2017 (c)	$9.15	0.07	0.62	0.69	(0.15)	—
07/31/2016	$9.54	0.15	0.04	0.19	(0.13)	(0.45)
07/31/2015	$9.42	0.12	0.57	0.69	(0.10)	(0.47)
07/31/2014	$8.66	0.10	1.25	1.35	(0.10)	(0.49)
07/31/2013	$6.95	0.16	1.96	2.12	(0.22)	(0.19)
07/31/2012 (g)	$6.35	0.12	1.23	1.35	(0.08)	(0.67)
09/30/2011 (m)	$7.95	0.05	(1.07)	(1.02)	—	(0.58)
Class W
01/31/2017 (c)	$9.23	0.07	0.62	0.69	(0.15)	—
07/31/2016	$9.61	0.15	0.05	0.20	(0.13)	(0.45)
07/31/2015	$9.50	0.13	0.56	0.69	(0.11)	(0.47)
07/31/2014	$8.72	0.10	1.27	1.37	(0.10)	(0.49)
07/31/2013	$7.00	0.15	1.99	2.14	(0.23)	(0.19)
07/31/2012 (g)	$6.37	0.12	1.24	1.36	(0.06)	(0.67)
09/30/2011	$8.19	0.10	0.10	0.20	(0.08)	(1.94)
Class Y
01/31/2017 (c)	$9.25	0.09	0.62	0.71	(0.18)	—
07/31/2016	$9.64	0.18	0.06	0.24	(0.18)	(0.45)
07/31/2015 (n)	$9.81	0.02	(0.19) (j)	(0.17)	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Disciplined Value Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.16)	$9.76	7.44%	1.06% (d)	1.06% (d)	1.62% (d)	40%	$3
(0.60)	$9.23	2.77%	1.07%	1.07%	1.84%	82%	$3
(0.59)	$9.61	7.35%	1.03%	1.03%	1.45%	89%	$3
(0.60)	$9.50	16.49% (f)	1.10%	1.05%	1.37%	90%	$3
(0.42)	$8.72	32.01%	1.13%	1.01%	2.23%	103%	$9
(0.76)	$6.99	22.68%	1.17% (d)	1.04% (d)	2.39% (d)	73%	$7
(2.03)	$6.38	0.11%	1.17%	1.09%	1.41%	90%	$13

(0.13)	$9.73	7.23%	1.45% (d)	1.42% (d)	1.25% (d)	40%	$2,837
(0.56)	$9.19	2.34%	1.46%	1.44% (e)	1.45%	82%	$2,604
(0.55)	$9.57	6.98%	1.45%	1.43% (e)	1.02%	89%	$2,083
(0.57)	$9.46	16.13% (f)	1.44%	1.43% (e)	0.76%	90%	$159
(0.40)	$8.68	31.42%	1.57%	1.41% (e)	1.83%	103%	$9
(0.73)	$6.97	22.23%	1.65% (d)	1.36% (d),(h)	1.91% (d)	73%	$7
(2.00)	$6.36	(0.15%)	1.62%	1.45% (h)	1.04%	90%	$6

(0.17)	$9.78	7.55%	0.96% (d)	0.92% (d)	1.67% (d)	40%	$4,388
(0.61)	$9.25	2.89%	0.97%	0.94% (e)	1.16%	82%	$2,132
—	$9.63	(1.73%)	0.92% (d)	0.92% (d),(e)	1.11% (d)	89%	$2

(0.18)	$9.76	7.56%	0.82% (d)	0.82% (d)	1.86% (d)	40%	$10
(0.62)	$9.24	2.91%	0.82%	0.82%	2.14%	82%	$9
—	$9.63	(1.73%)	0.80% (d)	0.80% (d)	1.23% (d)	89%	$2

(0.15)	$9.69	7.50%	1.20% (d)	1.18% (d)	1.51% (d)	40%	$80,714
(0.58)	$9.15	2.50%	1.21%	1.19% (e)	1.72%	82%	$79,008
(0.57)	$9.54	7.33%	1.21%	1.20% (e)	1.29%	89%	$84,026
(0.59)	$9.42	16.15% (f)	1.27%	1.23% (e)	1.11%	90%	$85,696
(0.41)	$8.66	31.74%	1.37%	1.21% (e)	2.03%	103%	$80,761
(0.75)	$6.95	22.55%	1.43% (d)	1.16% (d),(h)	2.09% (d)	73%	$67,879
(0.58)	$6.35	(13.95%)	1.30%	1.10% (h)	1.23%	90%	$61,361

(0.15)	$9.77	7.43%	1.20% (d)	1.18% (d)	1.54% (d)	40%	$166,110
(0.58)	$9.23	2.61%	1.21%	1.19% (e)	1.72%	82%	$211,366
(0.58)	$9.61	7.21%	1.19%	1.18% (e)	1.30%	89%	$229,401
(0.59)	$9.50	16.32% (f)	1.21%	1.18% (e)	1.15%	90%	$228,749
(0.42)	$8.72	31.75%	1.32%	1.16% (e)	1.98%	103%	$156,758
(0.73)	$7.00	22.47%	1.38% (d)	1.11% (d),(h)	2.13% (d)	73%	$61,854
(2.02)	$6.37	(0.03%)	1.36%	1.23% (h)	1.27%	90%	$69,221

(0.18)	$9.78	7.69%	0.76% (d)	0.76% (d)	1.88% (d)	40%	$1,361
(0.63)	$9.25	2.96%	0.80%	0.80%	2.04%	82%	$909
—	$9.64	(1.73%)	0.75% (d)	0.75% (d)	1.28% (d)	89%	$2
Columbia Disciplined Value Fund | Semiannual Report 2017	21

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
01/31/2017 (c)	$9.26	0.09	0.61	0.70	(0.17)	—
07/31/2016	$9.64	0.18	0.05	0.23	(0.16)	(0.45)
07/31/2015	$9.52	0.15	0.57	0.72	(0.13)	(0.47)
07/31/2014	$8.74	0.12	1.27	1.39	(0.12)	(0.49)
07/31/2013	$7.01	0.18	1.98	2.16	(0.24)	(0.19)
07/31/2012 (g)	$6.40	0.14	1.23	1.37	(0.09)	(0.67)
09/30/2011	$8.23	0.11	0.12	0.23	(0.12)	(1.94)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.
(g)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.
(h)	The benefits derived from expense reductions had an impact of 0.01%.
(i)	Class R4 shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
(j)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of the Fund’s units issued and units redeemed in relation to fluctuations in the market value of the portfolio.
(k)	Class R5 shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
(l)	Effective January 24, 2017, Class T shares were renamed Class V shares.
(m)	Class V shares commenced operations on March 7, 2011. Per share data and total return reflect activity from that date.
(n)	Class Y shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Disciplined Value Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.17)	$9.79	7.54%	0.95% (d)	0.93% (d)	1.77% (d)	40%	$116,740
(0.61)	$9.26	2.88%	0.95%	0.94% (e)	1.98%	82%	$118,722
(0.60)	$9.64	7.55%	0.94%	0.93% (e)	1.55%	89%	$149,791
(0.61)	$9.52	16.56% (f)	0.95%	0.93% (e)	1.35%	90%	$123,394
(0.43)	$8.74	32.15%	1.08%	0.90% (e)	2.40%	103%	$30,062
(0.76)	$7.01	22.74%	1.13% (d)	0.86% (d),(h)	2.39% (d)	73%	$43,836
(2.06)	$6.40	0.32%	1.05%	0.85% (h)	1.44%	90%	$74,993
Columbia Disciplined Value Fund | Semiannual Report 2017	23

Notes to Financial Statements
January 31, 2017 (Unaudited)
Note 1. Organization
Columbia Disciplined Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On or about March 27, 2017, Class I shares were exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges, however this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class V shares (formerly Class T shares) are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations. Effective January 24, 2017, Class T shares were renamed Class V shares.
Effective March 27, 2017, Class W shares are no longer offered for sale. Class W shares, when available, were not subject to sales charges and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Effective March 27, 2017, Class W shares
24	Columbia Disciplined Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
were renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
Columbia Disciplined Value Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its
26	Columbia Disciplined Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2017:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	41,252*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Disciplined Value Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,494,338

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity Risk	(419,364)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	12,576,575

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2017.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
28	Columbia Disciplined Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.750% to 0.550% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2017 was 0.725% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Columbia Disciplined Value Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares did not pay transfer agency fees.
30	Columbia Disciplined Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
For the six months ended January 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Class A	0.19%
Class B	0.19
Class C	0.19
Class I	0.00 (a)
Class K	0.05
Class R	0.19
Class R4	0.19
Class R5	0.05
Class V	0.19
Class W	0.19
Class Y	0.00 (a)
Class Z	0.19

(a)	Rounds to zero.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2017, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $12,000 and $38,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Columbia Disciplined Value Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2017, if any, are listed below:
Amount ($)
Class A	33,618
Class C	12
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	December 1, 2016 through November 30, 2017	Prior to December 1, 2016
Class A	1.15%	1.19%
Class B	1.90	1.94
Class C	1.90	1.94
Class I	0.77	0.81
Class K	1.07	1.11
Class R	1.40	1.44
Class R4	0.90	0.94
Class R5	0.82	0.86
Class V	1.15	1.19
Class W	1.15	1.19
Class Y	0.77	0.81
Class Z	0.90	0.94
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
777,553,000	144,152,000	(7,511,000)	136,641,000
32	Columbia Disciplined Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
The following capital loss carryforwards, determined at January 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
19,956,215	—	—	14,331,551	—	34,287,766
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $379,578,406 and $504,308,546, respectively, for the six months ended January 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2017.
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Columbia Disciplined Value Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Shareholder concentration risk
At January 31, 2017, affiliated shareholders of record owned 79.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
34	Columbia Disciplined Value Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Disciplined Value Fund | Semiannual Report 2017	35

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Columbia Disciplined Value Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR179_07_G01_(03/17)

SemiAnnual Report
January 31, 2017
Columbia Inflation Protected Securities Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Inflation Protected Securities Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Inflation Protected Securities Fund   |  Semiannual Report 2017

Columbia Inflation Protected Securities Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Inflation Protected Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Portfolio management
David Kennedy
Manager
Managed Fund since 2015
Effective January 27, 2017, Orhan Imer no longer serves as a portfolio manager of the Fund.
Average annual total returns (%) (for the period ended January 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	1.08	10.66	0.28	3.78
	Including sales charges		-1.99	7.36	-0.32	3.47
Class B	Excluding sales charges	03/04/04	0.77	9.84	-0.46	3.00
	Including sales charges		-4.23	4.84	-0.80	3.00
Class C	Excluding sales charges	03/04/04	0.77	9.87	-0.46	3.00
	Including sales charges		-0.23	8.87	-0.46	3.00
Class I		03/04/04	1.29	11.19	0.73	4.20
Class K		03/04/04	1.19	10.77	0.42	3.90
Class R *		08/03/09	0.98	10.37	0.03	3.48
Class R5 *		11/08/12	1.30	11.14	0.61	3.95
Class W		12/01/06	1.19	10.77	0.29	3.75
Class Z *		09/27/10	1.19	10.99	0.52	3.94
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index			-1.49	4.02	0.61	4.44
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Prior to March 27, 2017, Class W shares were sold without a sales charge and, therefore, the returns shown for Class W shares do not reflect any sales charge. Effective March 27, 2017, Class W shares are renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
* The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Series-L Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Inflation Protected Securities Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2017)
Asset-Backed Securities — Non-Agency	3.3
Corporate Bonds & Notes	11.4
Foreign Government Obligations	0.1
Inflation-Indexed Bonds	82.6
Money Market Funds	2.5
Residential Mortgage-Backed Securities - Non-Agency	0.1
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2017)
AAA rating	78.8
AA rating	3.5
A rating	2.6
BBB rating	8.2
BB rating	6.9
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating of Moody’s, S&P or Fitch, whichever rating agency rates the security highest. When ratings are available from only two rating agencies, the higher of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Market exposure through derivatives investments (% of notional exposure) (at January 31, 2017)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	81.6	37.8	119.4
Foreign Currency Derivative Contracts	13.0	(32.4)	(19.4)
Total Notional Market Value of Derivative Contracts	94.6	5.4	100.0
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

4	Columbia Inflation Protected Securities Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2016 — January 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,010.80	1,021.40	4.10	4.12	0.80
Class B	1,000.00	1,000.00	1,007.70	1,017.58	7.93	7.97	1.55
Class C	1,000.00	1,000.00	1,007.70	1,017.58	7.93	7.97	1.55
Class I	1,000.00	1,000.00	1,012.90	1,023.29	2.21	2.22	0.43
Class K	1,000.00	1,000.00	1,011.90	1,021.76	3.74	3.76	0.73
Class R	1,000.00	1,000.00	1,009.80	1,020.13	5.38	5.40	1.05
Class R5	1,000.00	1,000.00	1,013.00	1,023.03	2.46	2.47	0.48
Class W	1,000.00	1,000.00	1,011.90	1,021.40	4.10	4.12	0.80
Class Z	1,000.00	1,000.00	1,011.90	1,022.68	2.82	2.83	0.55
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Inflation Protected Securities Fund | Semiannual Report 2017	5

Portfolio of Investments
January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XXX CLO Ltd.(a),(b)
Series 2014-30A Class A2
04/20/23	1.880%	435,367	434,027
Carlyle Global Market Strategies(a),(b)
Series 2012-2AR Class B1R
07/20/23	3.130%	2,000,000	2,001,664
Carlyle Global Market Strategies CLO(a),(b)
Series 2014-3A Class A2
07/27/26	3.137%	1,000,000	1,000,912
OHA Credit Partners VIII Ltd.(a),(b)
Series 2013-8A Class B
04/20/25	2.680%	1,000,000	996,192
OZLM VII Ltd.(a),(b)
Series 2014-7A Class A2A
07/17/26	3.073%	1,000,000	1,000,596
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
01/15/24	1.773%	183,938	182,914
Total Asset-Backed Securities — Non-Agency (Cost $5,591,629)			5,616,305

Corporate Bonds & Notes 11.2%

Aerospace & Defense 0.3%
L-3 Communications Corp.
12/15/26	3.850%	500,000	501,262
Automotive 0.2%
General Motors Co.
04/01/46	6.750%	250,000	295,759
Banking 0.9%
Bank of America Corp.
Subordinated
01/22/25	4.000%	500,000	498,752
Citigroup, Inc.
Subordinated
07/25/28	4.125%	1,000,000	984,449
Total			1,483,201
Electric 1.1%
Duke Energy Corp.
09/01/26	2.650%	430,000	401,772
FirstEnergy Corp.
11/15/31	7.375%	500,000	651,617
TransAlta Corp.
03/15/40	6.500%	1,000,000	920,000
Total			1,973,389
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.4%
International Lease Finance Corp.
04/15/21	4.625%	750,000	786,210
Food and Beverage 0.4%
Molson Coors Brewing Co.
07/15/46	4.200%	700,000	649,627
Independent Energy 0.7%
Canadian Natural Resources Ltd.
02/01/39	6.750%	500,000	597,052
Murphy Oil Corp.
06/01/22	4.000%	150,000	145,125
Murphy Oil Corp.(b)
12/01/22	4.700%	500,000	490,938
Total			1,233,115
Metals and Mining 1.9%
Freeport-McMoRan, Inc.
03/15/23	3.875%	500,000	461,250
Glencore Finance Canada Ltd.(a),(b)
10/25/42	5.550%	500,000	493,385
Teck Resources Ltd.
02/01/43	5.400%	750,000	705,000
Vale Overseas Ltd.
01/11/22	4.375%	750,000	756,562
Vale SA
09/11/42	5.625%	1,000,000	914,300
Total			3,330,497
Midstream 1.5%
Energy Transfer Partners LP
03/15/45	5.150%	750,000	728,335
Kinder Morgan Energy Partners LP
11/01/42	4.700%	750,000	702,889
Plains All American Pipeline LP/Finance Corp.
02/15/45	4.900%	750,000	699,991
Williams Partners LP
01/15/25	3.900%	500,000	498,623
Total			2,629,838
Oil Field Services 0.5%
Noble Holding International Ltd.
03/15/42	5.250%	1,250,000	912,500
Pharmaceuticals 0.3%
Shire Acquisitions Investments Ireland DAC
09/23/26	3.200%	500,000	469,476

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Inflation Protected Securities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Retailers 0.3%
Macys Retail Holdings, Inc.
01/15/21	3.450%		500,000	501,591
Technology 0.5%
Apple, Inc.
02/23/46	4.650%		845,000	889,347
Wirelines 2.2%
AT&T INC
03/09/49	4.550%		500,000	443,088
AT&T, Inc.
03/15/42	5.150%		500,000	492,173
CenturyLink, Inc.
04/01/17	6.000%		750,000	754,611
Indiana Bell Telephone Co., Inc.
08/15/26	7.300%		500,000	594,684
Telecom Italia Capital SA
06/04/38	7.721%		1,000,000	1,100,000
Verizon Communications, Inc.
08/21/46	4.862%		450,000	432,171
Total				3,816,727
Total Corporate Bonds & Notes (Cost $19,372,115)				19,472,539

Foreign Government Obligations(c) 0.1%

Brazil 0.1%
Petrobras Global Finance BV
05/20/43	5.625%		250,000	195,000
Total Foreign Government Obligations (Cost $230,575)				195,000

Inflation-Indexed Bonds(d) 81.4%

Brazil 5.1%
Brazil Notas do Tesouro Nacional
08/15/18	6.000%	BRL	24,455,513	7,984,007
08/15/40	6.000%	BRL	2,733,752	939,879
Total				8,923,886
Italy 0.5%
Italy Buoni Poliennali Del Tesoro(a)
09/15/41	2.550%	EUR	655,212	832,281
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.5%
Mexican Udibonos
11/15/40	4.000%	MXN	17,156,941	840,286
New Zealand 1.2%
New Zealand Government Bond(a)
09/20/25	2.000%	NZD	2,852,630	2,119,124
United States 74.1%
U.S. Treasury Inflation-Indexed Bond
04/15/20	0.125%		1,030,630	1,049,577
01/15/22	0.125%		2,932,463	2,968,764
01/15/23	0.125%		27,970,335	28,050,162
01/15/24	0.625%		12,412,560	12,764,034
01/15/25	0.250%		20,125,052	19,996,755
07/15/25	0.375%		2,849,700	2,864,695
01/15/27	2.375%		9,873,600	11,728,316
01/15/28	1.750%		12,672,660	14,335,338
02/15/42	0.750%		26,062,128	24,986,310
02/15/43	0.625%		3,385,508	3,140,232
U.S. Treasury Inflation-Indexed Bond(e)
01/15/29	2.500%		5,339,665	6,523,367
Total				128,407,550
Total Inflation-Indexed Bonds (Cost $140,290,140)				141,123,127

Residential Mortgage-Backed Securities - Non-Agency 0.1%

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/33	5.500%		176,229	178,173
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $177,241)				178,173

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(f),(g)	4,175,106	4,175,106
Total Money Market Funds (Cost $4,175,106)		4,175,106
Total Investments (Cost: $169,836,806)		170,760,250
Other Assets & Liabilities, Net		2,585,727
Net Assets		173,345,977

At January 31, 2017, securities and/or cash totaling $1,563,213 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Inflation Protected Securities Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts open at January 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	02/21/2017	750,000 EUR	799,148 USD	—	(11,005)
Barclays	02/21/2017	2,444,475 USD	20,750,000 NOK	71,603	—
Citi	02/21/2017	1,175,000 CAD	895,361 USD	—	(7,771)
Citi	02/21/2017	925,000,000 KRW	784,164 USD	—	(16,471)
Citi	02/21/2017	2,526,086 USD	3,375,000 AUD	32,424	—
Citi	02/21/2017	789,626 USD	925,000,000 KRW	11,009	—
Credit Suisse	02/21/2017	6,481,000 NZD	4,592,890 USD	—	(159,634)
Standard Chartered	02/21/2017	17,603,930 MXN	808,042 USD	—	(33,998)
State Street	02/21/2017	20,987,000 BRL	6,471,477 USD	—	(158,765)
Total				115,036	(387,644)
Futures contracts outstanding at January 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 5-Year Note	264	USD	31,116,938	03/2017	—	(88,100)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Euro-Buxl 30-Year	(10)	EUR	(1,804,924)	03/2017	36,816	—
U.S. Treasury 2-Year Note	(72)	USD	(15,609,375)	03/2017	9,995	—
U.S. Treasury Ultra 10-Year Note	(182)	USD	(24,416,437)	03/2017	119,655	—
U.S. Treasury Ultra 10-Year Note	(4)	USD	(536,625)	03/2017	—	(1,508)
U.S. Treasury Ultra 10-Year Note	(74)	USD	(9,927,562)	03/2017	—	(54,742)
U.S. Ultra Bond	(6)	USD	(964,125)	03/2017	2,331	—
U.S. Ultra Bond	(31)	USD	(4,981,313)	03/2017	—	(14,812)
Total			(58,240,361)		168,797	(71,062)

Interest rate swap contracts outstanding at January 31, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	U.S. CPI Urban Consumers NSA	Fixed rate of 1.785%	10/21/2018	USD	4,000,000	—	(50,908)
Barclays	U.S. CPI Urban Consumers NSA	Fixed rate of 1.658%	12/3/2018	USD	10,000,000	—	(59,548)
Goldman Sachs International	U.S. CPI Urban Consumers NSA	Fixed rate of 1.895%	9/24/2018	USD	1,000,000	—	(19,521)
Goldman Sachs International	U.S. CPI Urban Consumers NSA	Fixed rate of 1.600%	12/8/2018	USD	10,000,000	—	(31,722)
Goldman Sachs International	U.S. CPI Urban Consumers NSA	Fixed rate of 1.448%	1/14/2021	USD	10,000,000	342,768	—
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed rate of 1.870%	10/8/2018	USD	5,000,000	—	(87,677)
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed rate of 1.490%	1/13/2021	USD	20,000,000	642,262	—
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed rate of 1.810%	1/9/2025	USD	10,000,000	187,404	—
Total						1,172,434	(249,376)

Cleared interest rate swaps contracts outstanding at January 31, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.782%	8/22/2046	USD	2,500,000	472,054	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.761%	9/30/2046	USD	1,500,000	291,750	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.785%	10/3/2046	USD	1,000,000	189,583	—
Total						953,387	—
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Inflation Protected Securities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Cleared credit default swap contracts outstanding at January 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000	USD	5,000,000	—	(4,149)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $9,061,095 or 5.23% of net assets.
(b)	Variable rate security.
(c)	Principal and interest may not be guaranteed by the government.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	19,711	22,115,253	(17,959,858)	4,175,106	53	8,558	4,175,106
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
EUR	Euro
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Inflation Protected Securities Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	5,616,305	—	—	5,616,305
Corporate Bonds & Notes	—	19,472,539	—	—	19,472,539
Foreign Government Obligations	—	195,000	—	—	195,000
Inflation-Indexed Bonds	—	141,123,127	—	—	141,123,127
Residential Mortgage-Backed Securities - Non-Agency	—	178,173	—	—	178,173
Money Market Funds	—	—	—	4,175,106	4,175,106
Total Investments	—	166,585,144	—	4,175,106	170,760,250
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	115,036	—	—	115,036
Futures Contracts	168,797	—	—	—	168,797
Swap Contracts	—	2,125,821	—	—	2,125,821
Liability
Forward Foreign Currency Exchange Contracts	—	(387,644)	—	—	(387,644)
Futures Contracts	(159,162)	—	—	—	(159,162)
Swap Contracts	—	(253,525)	—	—	(253,525)
Total	9,635	168,184,832	—	4,175,106	172,369,573
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Inflation Protected Securities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Inflation Protected Securities Fund | Semiannual Report 2017	11

Statement of Assets and Liabilities
January 31, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$165,661,700
Affiliated issuers, at cost	4,175,106
Total investments, at cost	169,836,806
Investments, at value
Unaffiliated issuers, at value	166,585,144
Affiliated issuers, at value	4,175,106
Total investments, at value	170,760,250
Foreign currency (identified cost $55,776)	57,426
Margin deposits	1,246,046
Unrealized appreciation on forward foreign currency exchange contracts	115,036
Unrealized appreciation on swap contracts	1,172,434
Receivable for:
Capital shares sold	527,157
Dividends	2,956
Interest	464,362
Foreign tax reclaims	2,771
Variation margin	31,479
Expense reimbursement due from Investment Manager	1,231
Prepaid expenses	1,640
Other assets	34,518
Total assets	174,417,306
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	387,644
Unrealized depreciation on swap contracts	249,376
Payable for:
Capital shares purchased	173,361
Variation margin	168,505
Management services fees	2,417
Distribution and/or service fees	740
Transfer agent fees	13,081
Compensation of board members	47,010
Compensation of chief compliance officer	17
Other expenses	29,178
Total liabilities	1,071,329
Net assets applicable to outstanding capital stock	$173,345,977
Represented by
Paid in capital	183,884,111
Undistributed net investment income	631,861
Accumulated net realized loss	(13,705,742)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	923,444
Foreign currency translations	2,980
Forward foreign currency exchange contracts	(272,608)
Futures contracts	9,635
Swap contracts	1,872,296
Total - representing net assets applicable to outstanding capital stock	$173,345,977
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Inflation Protected Securities Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
January 31, 2017 (Unaudited)
Class A
Net assets	$65,999,288
Shares outstanding	7,064,675
Net asset value per share	$9.34
Maximum offering price per share(a)	$9.63
Class B
Net assets	$86,422
Shares outstanding	9,446
Net asset value per share	$9.15
Class C
Net assets	$7,446,584
Shares outstanding	815,700
Net asset value per share	$9.13
Class I
Net assets	$80,501,515
Shares outstanding	8,529,221
Net asset value per share	$9.44
Class K
Net assets	$43,915
Shares outstanding	4,692
Net asset value per share	$9.36
Class R
Net assets	$6,047,515
Shares outstanding	652,798
Net asset value per share	$9.26
Class R5
Net assets	$66,143
Shares outstanding	7,054
Net asset value per share	$9.38
Class W
Net assets	$224,994
Shares outstanding	24,047
Net asset value per share	$9.36
Class Z
Net assets	$12,929,601
Shares outstanding	1,376,886
Net asset value per share	$9.39

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Inflation Protected Securities Fund | Semiannual Report 2017	13

Statement of Operations
Six Months Ended January 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$8,558
Interest	2,099,757
Total income	2,108,315
Expenses:
Management services fees	433,371
Distribution and/or service fees
Class A	76,111
Class B	479
Class C	35,457
Class R	14,952
Class W	298
Transfer agent fees
Class A	54,855
Class B	86
Class C	6,386
Class I	741
Class K	11
Class R	5,382
Class R5	18
Class W	213
Class Z	9,553
Plan administration fees
Class K	55
Compensation of board members	9,509
Custodian fees	11,134
Printing and postage fees	17,687
Registration fees	53,906
Audit fees	20,212
Legal fees	4,269
Compensation of chief compliance officer	16
Other	6,519
Total expenses	761,220
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(216,334)
Total net expenses	544,886
Net investment income	1,563,429
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(353,722)
Investments — affiliated issuers	53
Foreign currency translations	(51,971)
Forward foreign currency exchange contracts	(841,683)
Futures contracts	1,000,510
Options purchased	(82,512)
Swap contracts	(110,148)
Increase from payment by affiliate (Note 6)	157,979
Net realized loss	(281,494)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,366,000)
Foreign currency translations	3,040
Forward foreign currency exchange contracts	73,691
Futures contracts	976,756
Swap contracts	3,075,189
Net change in unrealized appreciation (depreciation)	762,676
Net realized and unrealized gain	481,182
Net increase in net assets resulting from operations	$2,044,611
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Inflation Protected Securities Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations
Net investment income	$1,563,429	$4,479,402
Net realized loss	(281,494)	(10,438,513)
Net change in unrealized appreciation (depreciation)	762,676	12,584,530
Net increase in net assets resulting from operations	2,044,611	6,625,419
Increase (decrease) in net assets from capital stock activity	5,346,932	(28,272,492)
Total increase (decrease) in net assets	7,391,543	(21,647,073)
Net assets at beginning of period	165,954,434	187,601,507
Net assets at end of period	$173,345,977	$165,954,434
Undistributed (excess of distributions over) net investment income	$631,861	$(931,568)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Inflation Protected Securities Fund | Semiannual Report 2017	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	1,450,574	13,418,981	556,109	4,866,227
Redemptions	(680,177)	(6,303,833)	(2,232,647)	(19,333,615)
Net increase (decrease)	770,397	7,115,148	(1,676,538)	(14,467,388)
Class B
Subscriptions	437	3,995	1,183	10,598
Redemptions (a)	(2,286)	(20,787)	(33,504)	(281,440)
Net decrease	(1,849)	(16,792)	(32,321)	(270,842)
Class C
Subscriptions	186,503	1,687,794	113,330	975,147
Redemptions	(128,181)	(1,162,300)	(545,142)	(4,628,589)
Net increase (decrease)	58,322	525,494	(431,812)	(3,653,442)
Class I
Subscriptions	36,453	337,999	171,398	1,451,990
Redemptions	(717,929)	(6,716,513)	(1,186,106)	(10,354,172)
Net decrease	(681,476)	(6,378,514)	(1,014,708)	(8,902,182)
Class K
Subscriptions	261	2,421	414	3,600
Redemptions	(232)	(2,157)	(43)	(380)
Net increase	29	264	371	3,220
Class R
Subscriptions	88,439	817,608	268,881	2,301,419
Redemptions	(63,592)	(586,013)	(239,609)	(2,068,464)
Net increase	24,847	231,595	29,272	232,955
Class R5
Subscriptions	970	9,091	4,467	39,900
Redemptions	(1)	(7)	(7,070)	(61,350)
Net increase (decrease)	969	9,084	(2,603)	(21,450)
Class W
Subscriptions	12	111	—	—
Redemptions	(2,950)	(27,292)	(17,737)	(153,067)
Net decrease	(2,938)	(27,181)	(17,737)	(153,067)
Class Z
Subscriptions	862,928	8,030,859	150,024	1,329,838
Redemptions	(447,608)	(4,143,025)	(273,788)	(2,370,134)
Net increase (decrease)	415,320	3,887,834	(123,764)	(1,040,296)
Total net increase (decrease)	583,621	5,346,932	(3,269,840)	(28,272,492)

(a)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Inflation Protected Securities Fund | Semiannual Report 2017

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Columbia Inflation Protected Securities Fund | Semiannual Report 2017	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital
Class A
1/31/2017 (c)	$9.24	0.08	0.01	0.01	0.10	—	—	—
7/31/2016	$8.85	0.22	0.17	—	0.39	—	—	—
7/31/2015	$9.46	0.11	(0.68)	—	(0.57)	(0.04)	—	—
7/31/2014	$9.73	0.19	0.21	—	0.40	(0.11)	(0.52)	(0.04)
7/31/2013	$11.38	0.08	(0.66)	—	(0.58)	(0.11)	(0.96)	—
7/31/2012	$11.03	0.16	0.84	—	1.00	(0.22)	(0.43)	—
Class B
1/31/2017 (c)	$9.08	0.05	0.01	0.01	0.07	—	—	—
7/31/2016	$8.77	0.13	0.18	—	0.31	—	—	—
7/31/2015	$9.42	0.02	(0.64)	—	(0.62)	(0.03)	—	—
7/31/2014	$9.70	0.11	0.21	—	0.32	(0.04)	(0.52)	(0.04)
7/31/2013	$11.38	(0.00) (g)	(0.66)	—	(0.66)	(0.06)	(0.96)	—
7/31/2012	$11.03	0.08	0.84	—	0.92	(0.14)	(0.43)	—
Class C
1/31/2017 (c)	$9.06	0.04	0.02	0.01	0.07	—	—	—
7/31/2016	$8.74	0.15	0.17	—	0.32	—	—	—
7/31/2015	$9.40	0.04	(0.67)	—	(0.63)	(0.03)	—	—
7/31/2014	$9.68	0.12	0.20	—	0.32	(0.04)	(0.52)	(0.04)
7/31/2013	$11.36	(0.00) (g)	(0.65)	—	(0.65)	(0.07)	(0.96)	—
7/31/2012	$11.02	0.08	0.83	—	0.91	(0.14)	(0.43)	—
Class I
1/31/2017 (c)	$9.32	0.10	0.01	0.01	0.12	—	—	—
7/31/2016	$8.89	0.25	0.18	—	0.43	—	—	—
7/31/2015	$9.47	0.15	(0.68)	—	(0.53)	(0.05)	—	—
7/31/2014	$9.74	0.24	0.20	—	0.44	(0.15)	(0.52)	(0.04)
7/31/2013	$11.38	0.13	(0.66)	—	(0.53)	(0.15)	(0.96)	—
7/31/2012	$11.03	0.18	0.87	—	1.05	(0.27)	(0.43)	—
Class K
1/31/2017 (c)	$9.25	0.08	0.02	0.01	0.11	—	—	—
7/31/2016	$8.85	0.23	0.17	—	0.40	—	—	—
7/31/2015	$9.45	0.13	(0.68)	—	(0.55)	(0.05)	—	—
7/31/2014	$9.72	0.22	0.19	—	0.41	(0.12)	(0.52)	(0.04)
7/31/2013	$11.38	0.09	(0.66)	—	(0.57)	(0.13)	(0.96)	—
7/31/2012	$11.03	0.17	0.85	—	1.02	(0.24)	(0.43)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Inflation Protected Securities Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$9.34	1.08% (d)	1.08% (e)	0.80% (e)	1.65% (e)	8%	$65,999
—	$9.24	4.41%	1.03%	0.79% (f)	2.51%	60%	$58,151
(0.04)	$8.85	(6.01%)	0.21%	0.82% (f)	1.16%	88%	$70,528
(0.67)	$9.46	4.46%	1.15%	0.85%	1.97%	91%	$93,302
(1.07)	$9.73	(5.69%)	1.06%	0.85% (f)	0.72%	114%	$149,612
(0.65)	$11.38	9.44%	1.06%	0.85% (f)	1.45%	93%	$340,942

—	$9.15	0.77% (d)	1.83% (e)	1.55% (e)	1.00% (e)	8%	$86
—	$9.08	3.53%	1.79%	1.53% (f)	1.49%	60%	$103
(0.03)	$8.77	(6.65%)	1.96%	1.58% (f)	0.21%	88%	$382
(0.60)	$9.42	3.63%	1.90%	1.60%	1.12%	91%	$1,512
(1.02)	$9.70	(6.43%)	1.81%	1.60% (f)	(0.01%)	114%	$3,433
(0.57)	$11.38	8.61%	1.81%	1.59% (f)	0.70%	93%	$6,987

—	$9.13	0.77% (d)	1.83% (e)	1.55% (e)	0.91% (e)	8%	$7,447
—	$9.06	3.66%	1.79%	1.54% (f)	1.75%	60%	$6,864
(0.03)	$8.74	(6.77%)	1.96%	1.57% (f)	0.41%	88%	$10,399
(0.60)	$9.40	3.64%	1.90%	1.60%	1.27%	91%	$12,651
(1.03)	$9.68	(6.40%)	1.81%	1.60% (f)	(0.02%)	114%	$15,310
(0.57)	$11.36	8.57%	1.81%	1.60% (f)	0.71%	93%	$22,778

—	$9.44	1.29% (d)	0.65% (e)	0.43% (e)	2.08% (e)	8%	$80,502
—	$9.32	4.84%	0.63%	0.41%	2.89%	60%	$85,808
(0.05)	$8.89	(5.57%)	0.63%	0.37%	1.68%	88%	$90,891
(0.71)	$9.47	4.91%	0.61%	0.41%	2.52%	91%	$88,179
(1.11)	$9.74	(5.26%)	0.59%	0.42%	1.19%	114%	$69,902
(0.70)	$11.38	9.91%	0.56%	0.41%	1.64%	93%	$87,654

—	$9.36	1.19% (d)	0.96% (e)	0.73% (e)	1.76% (e)	8%	$44
—	$9.25	4.52%	0.93%	0.71%	2.62%	60%	$43
(0.05)	$8.85	(5.87%)	0.93%	0.67%	1.39%	88%	$38
(0.68)	$9.45	4.60%	0.91%	0.71%	2.32%	91%	$40
(1.09)	$9.72	(5.65%)	0.89%	0.72%	0.88%	114%	$48
(0.67)	$11.38	9.58%	0.86%	0.69%	1.53%	93%	$77
Columbia Inflation Protected Securities Fund | Semiannual Report 2017	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital
Class R
1/31/2017 (c)	$9.17	0.07	0.01	0.01	0.09	—	—	—
7/31/2016	$8.81	0.20	0.16	—	0.36	—	—	—
7/31/2015	$9.43	0.08	(0.66)	—	(0.58)	(0.04)	—	—
7/31/2014	$9.70	0.18	0.20	—	0.38	(0.09)	(0.52)	(0.04)
7/31/2013	$11.36	0.06	(0.66)	—	(0.60)	(0.10)	(0.96)	—
7/31/2012	$11.02	0.18	0.79	—	0.97	(0.20)	(0.43)	—
Class R5
1/31/2017 (c)	$9.26	0.09	0.02	0.01	0.12	—	—	—
7/31/2016	$8.84	0.25	0.17	—	0.42	—	—	—
7/31/2015	$9.42	0.13	(0.66)	—	(0.53)	(0.05)	—	—
7/31/2014	$9.69	0.34	0.10	—	0.44	(0.15)	(0.52)	(0.04)
7/31/2013 (h)	$11.49	0.09	(0.86)	—	(0.77)	(0.07)	(0.96)	—
Class W
1/31/2017 (c)	$9.25	0.08	0.02	0.01	0.11	—	—	—
7/31/2016	$8.86	0.21	0.18	—	0.39	—	—	—
7/31/2015	$9.47	0.02	(0.59)	—	(0.57)	(0.04)	—	—
7/31/2014	$9.74	0.24	0.16	—	0.40	(0.11)	(0.52)	(0.04)
7/31/2013	$11.40	0.08	(0.66)	—	(0.58)	(0.12)	(0.96)	—
7/31/2012	$11.05	0.16	0.84	—	1.00	(0.22)	(0.43)	—
Class Z
1/31/2017 (c)	$9.28	0.09	0.01	0.01	0.11	—	—	—
7/31/2016	$8.86	0.24	0.18	—	0.42	—	—	—
7/31/2015	$9.45	0.12	(0.66)	—	(0.54)	(0.05)	—	—
7/31/2014	$9.73	0.28	0.13	—	0.41	(0.13)	(0.52)	(0.04)
7/31/2013	$11.38	0.11	(0.66)	—	(0.55)	(0.14)	(0.96)	—
7/31/2012	$11.03	0.19	0.84	—	1.03	(0.25)	(0.43)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2017 (unaudited).
(d)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.09%.
(e)	Annualized.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to zero.
(h)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Inflation Protected Securities Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$9.26	0.98% (d)	1.33% (e)	1.05% (e)	1.43% (e)	8%	$6,048
—	$9.17	4.09%	1.28%	1.04% (f)	2.27%	60%	$5,760
(0.04)	$8.81	(6.20%)	1.46%	1.07% (f)	0.93%	88%	$5,272
(0.65)	$9.43	4.20%	1.40%	1.10%	1.93%	91%	$5,776
(1.06)	$9.70	(5.96%)	1.31%	1.10% (f)	0.54%	114%	$4,824
(0.63)	$11.36	9.14%	1.31%	1.10% (f)	1.57%	93%	$5,443

—	$9.38	1.30% (d)	0.71% (e)	0.48% (e)	1.96% (e)	8%	$66
—	$9.26	4.75%	0.68%	0.45%	2.85%	60%	$56
(0.05)	$8.84	(5.62%)	0.68%	0.42%	1.47%	88%	$77
(0.71)	$9.42	4.88%	0.68%	0.45%	3.79%	91%	$93
(1.03)	$9.69	(7.27%)	0.64% (e)	0.47% (e)	1.16% (e)	114%	$2

—	$9.36	1.19% (d)	1.08% (e)	0.80% (e)	1.73% (e)	8%	$225
—	$9.25	4.40%	1.03%	0.79% (f)	2.47%	60%	$250
(0.04)	$8.86	(6.00%)	1.22%	0.83% (f)	0.20%	88%	$396
(0.67)	$9.47	4.44%	1.16%	0.85%	2.59%	91%	$76,624
(1.08)	$9.74	(5.74%)	1.06%	0.85% (f)	0.75%	114%	$38,778
(0.65)	$11.40	9.43%	1.09%	0.85% (f)	1.42%	93%	$39,315

—	$9.39	1.19% (d)	0.84% (e)	0.55% (e)	1.84% (e)	8%	$12,930
—	$9.28	4.74%	0.78%	0.54% (f)	2.74%	60%	$8,919
(0.05)	$8.86	(5.74%)	0.96%	0.57% (f)	1.29%	88%	$9,618
(0.69)	$9.45	4.61%	0.91%	0.60%	3.03%	91%	$11,631
(1.10)	$9.73	(5.49%)	0.81%	0.60% (f)	1.04%	114%	$1,734
(0.68)	$11.38	9.73%	0.83%	0.59% (f)	1.73%	93%	$2,405
Columbia Inflation Protected Securities Fund | Semiannual Report 2017	21

Notes to Financial Statements
January 31, 2017 (Unaudited)
Note 1. Organization
Columbia Inflation Protected Securities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On or about March 27, 2017, Class I shares were exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges, however this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Effective March 27, 2017, Class W shares are no longer offered for sale. Class W shares, when available, were not subject to sales charges and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Effective March 27, 2017, Class W shares were renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
22	Columbia Inflation Protected Securities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Columbia Inflation Protected Securities Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
24	Columbia Inflation Protected Securities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Columbia Inflation Protected Securities Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to produce incremental earnings and to protect gains. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer to reduce overall credit exposure and to manage credit risk exposure. Additionally, credit default swap contracts were used to hedge the Fund’s exposure on a debt security that it owns or in lieu
26	Columbia Inflation Protected Securities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings and to hedge the portfolio risk associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Inflation Protected Securities Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	115,036
Interest rate risk	Net assets — unrealized appreciation on futures contracts	168,797*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	2,125,821*
Total		2,409,654

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	4,149*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	387,644
Interest rate risk	Net assets — unrealized depreciation on futures contracts	159,162*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	249,376*
Total		800,331

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(120,665)	(120,665)
Foreign exchange risk	(841,683)	—	—	—	(841,683)
Interest rate risk	—	1,000,510	(82,512)	10,517	928,515
Total	(841,683)	1,000,510	(82,512)	(110,148)	(33,833)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	140,321	140,321
Foreign exchange risk	73,691	—	—	73,691
Interest rate risk	—	976,756	2,934,868	3,911,624
Total	73,691	976,756	3,075,189	4,125,636
28	Columbia Inflation Protected Securities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	29,450,110
Futures contracts — short	46,200,938
Credit default swap contracts — buy protection	12,500,000

Derivative instrument	Average market value ($)*
Options contracts — purchased	32,813

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	143,129	(301,778)
Interest rate swap contracts	1,508,718	(402,733)

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2017.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Columbia Inflation Protected Securities Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2017:
	Barclays ($)	Citi ($)	Credit Suisse ($)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($)	Standard Chartered ($)	State Street ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	-	-	-	-	542	-	-	542
Forward foreign currency exchange contracts	71,603	43,433	-	-	-	-	-	-	115,036
OTC interest rate swap contracts (b)	-	-	-	342,768	829,666	-	-	-	1,172,434
Total Assets	71,603	43,433	-	342,768	829,666	542	-	-	1,288,012
Liabilities
Centrally cleared interest rate swap contracts(a)	-	-	-	-	-	33,218	-	-	33,218
Forward foreign currency exchange contracts	11,005	24,242	159,634	-	-	-	33,998	158,765	387,644
OTC interest rate swap contracts (b)	110,456	-	-	51,243	87,677	-	-	-	249,376
Total Liabilities	121,461	24,242	159,634	51,243	87,677	33,218	33,998	158,765	670,238
Total Financial and Derivative Net Assets	(49,858)	19,191	(159,634)	291,525	741,989	(32,676)	(33,998)	(158,765)	617,774
Total collateral received (pledged) (c)	(49,858)	-	-	260,000	589,429	(32,676)	-	-	766,895
Net Amount (d)	-	19,191	(159,634)	31,525	152,560	-	(33,998)	(158,765)	(149,121)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
30	Columbia Inflation Protected Securities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.510% to 0.290% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2017 was 0.509% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Columbia Inflation Protected Securities Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class I shares. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I shares did not pay transfer agency fees.
32	Columbia Inflation Protected Securities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
For the six months ended January 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Class A	0.18%
Class B	0.18
Class C	0.18
Class I	0.00 (a)
Class K	0.05
Class R	0.18
Class R5	0.05
Class W	0.18
Class Z	0.18

(a)	Rounds to zero.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2017, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $520,000 and $164,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2017, if any, are listed below:
Amount ($)
Class A	16,173
Class C	8
Columbia Inflation Protected Securities Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
Fee rates contractual through November 30, 2017
Class A	0.80%
Class B	1.55
Class C	1.55
Class I	0.43
Class K	0.73
Class R	1.05
Class R5	0.48
Class W	0.80
Class Z	0.55
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
169,837,000	2,651,000	(1,728,000)	923,000
The following capital loss carryforwards, determined at July 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	1,916,481	7,547,155	9,463,636
34	Columbia Inflation Protected Securities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund elected to treat the following late-year ordinary losses and post-October capital losses at July 31, 2016 as arising on August 1, 2016.
Late year ordinary losses ($)	Post-october capital losses ($)
642,517	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $16,495,475 and $13,590,116, respectively, for the six months ended January 31, 2017, of which $11,454,195 and $3,693,279, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Payments by affiliates
During the six months ended January 31, 2017, the Investment Manager reimbursed the Fund $157,979 for a loss on a trading error.
Note 7. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2017.
Columbia Inflation Protected Securities Fund | Semiannual Report 2017	35

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Inflation protected securities risk
Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2017, affiliated shareholders of record owned 80.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
36	Columbia Inflation Protected Securities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Inflation Protected Securities Fund | Semiannual Report 2017	37

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
38	Columbia Inflation Protected Securities Fund | Semiannual Report 2017

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Columbia Inflation Protected Securities Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR165_07_G01_(03/17)

SemiAnnual Report
January 31, 2017
Columbia Global Opportunities Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Global Opportunities Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Global Opportunities Fund   |  Semiannual Report 2017

Columbia Global Opportunities Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Global Opportunities Fund (the Fund) seeks to provide shareholders maximum total return through a combination of growth of capital and current income.
Portfolio management
Jeffrey Knight, CFA
Lead manager
Managed Fund since 2013
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since 2010
Joshua Kutin, CFA*
Co-manager
Managed Fund since January 2017
Dan Boncarosky, CFA
Co-manager
Managed Fund since January 2017
*Effective January 27, 2017, Fred Copper and Orhan Imer no longer serve as portfolio managers of the Fund. On the same date, Messrs. Kutin and Boncarosky were named portfolio managers of the Fund.
Average annual total returns (%) (for the period ended January 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	01/23/85	0.49	10.34	5.48	2.91
	Including sales charges		-5.31	4.01	4.25	2.31
Class B	Excluding sales charges	03/20/95	0.09	9.48	4.67	2.13
	Including sales charges		-4.81	4.48	4.33	2.13
Class C	Excluding sales charges	06/26/00	0.09	9.54	4.68	2.14
	Including sales charges		-0.89	8.54	4.68	2.14
Class K		03/20/95	0.49	10.49	5.60	3.05
Class R		12/11/06	0.33	10.06	5.18	2.64
Class R4 *		11/08/12	0.56	10.55	5.66	3.00
Class R5 *		11/08/12	0.63	10.70	5.79	3.06
Class W *		06/25/14	0.40	10.19	5.43	2.89
Class Z *		09/27/10	0.56	10.58	5.72	3.08
Blended Benchmark			-0.50	10.41	4.57	N/A**
Bloomberg Barclays Global Aggregate Index			-5.96	2.35	0.10	3.51
MSCI ACWI All Cap Index (Net)			5.18	18.83	8.91	N/A**
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Prior to March 27, 2017, Class W shares were sold without a sales charge and, therefore, the returns shown for Class W shares do not reflect any sales charge. Effective March 27, 2017, Class W shares are renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
**	Ten-year returns are not available because the inception date of the MSCI ACWI All Cap Index (Net) and the Blended Benchmark that includes the MSCI ACWI All Cap Index (Net) is November 30, 2007.
The Blended Benchmark consists of 50% MSCI ACWI All Cap Index (Net) and 50% Bloomberg Barclays Global Aggregate Index.
The MSCI ACWI All Cap Index (Net) captures large-, mid-, small- and micro-cap representation across 24 developed markets countries and large-, mid- and small-cap representation across 21 emerging markets countries.
The Bloomberg Barclays Global Aggregate Index is a broad-based benchmark that measures the global investment grade fixed-rate debt markets.
Columbia Global Opportunities Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI All Cap Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Top 10 holdings (%) (at January 31, 2017)
Columbia Commodity Strategy Fund, Class I Shares (United States)	5.7
Italy Buoni Poliennali Del Tesoro 09/01/44 4.750 (Italy)	2.0
Columbia Diversified Absolute Return Fund, Class I Shares (United States)	2.0
Government National Mortgage Association 02/21/47 3.500 (United States)	1.9
Columbia Mortgage Opportunities Fund, Class I Shares (United States)	1.8
Japan Government 30-Year Bond 09/20/44 1.700 (Japan)	1.6
Federal National Mortgage Association 02/13/47 3.000 (United States)	1.4
Apple, Inc. (United States)	1.1
Portugal Obrigacoes do Tesouro OT 10/15/25 2.875 (Portugal)	1.1
Japan Government 20-Year Bond 12/20/27 2.100 (Japan)	1.1
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at January 31, 2017)
Consumer Discretionary	12.0
Consumer Staples	8.1
Energy	7.2
Financials	19.1
Health Care	10.5
Industrials	10.8
Information Technology	19.3
Materials	4.8
Real Estate	2.9
Telecommunication Services	3.1
Utilities	2.2
Total	100.0
Percentages indicated are based upon total long equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Global Opportunities Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Country breakdown (%) (at January 31, 2017)
Argentina	0.1
Australia	1.0
Brazil	0.8
Canada	1.9
China	2.0
Denmark	0.2
Finland	0.3
France	2.5
Germany	1.3
Hong Kong	0.2
India	0.9
Indonesia	0.4
Ireland	0.8
Israel	0.4
Italy	1.9
Japan	7.7
Latvia	0.0(a)
Malaysia	0.0(a)
Malta	0.0(a)
Mexico	0.7
Netherlands	1.3
New Zealand	0.7
Norway	0.9
Panama	0.0(a)
Peru	0.1
Philippines	0.2
Poland	0.9
Portugal	1.0
Puerto Rico	0.0
Russian Federation	0.8
Singapore	0.7
South Africa	0.4
South Korea	1.2
Country breakdown (%) (at January 31, 2017)
Spain	1.2
Sweden	0.6
Switzerland	1.2
Taiwan	0.5
Thailand	0.5
Turkey	0.1
United Kingdom	4.3
United States(b)	60.3
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At January 31, 2017, the fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Market exposure through derivatives investments (% of notional exposure) (at January 31, 2017)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	262.7	(133.2)	129.5
Equity Derivative Contracts	19.7	(6.5)	13.2
Foreign Currency Derivative Contracts	390.5	(433.2)	(42.7)
Total Notional Market Value of Derivative Contracts	672.9	(572.9)	100
(a) The Fund has market exposure (long and/or short) to fixed income and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Columbia Global Opportunities Fund | Semiannual Report 2017	5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2016 – January 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,004.90	1,019.77	5.72	5.76	1.12
Class B	1,000.00	1,000.00	1,000.90	1,015.95	9.53	9.61	1.87
Class C	1,000.00	1,000.00	1,000.90	1,015.95	9.53	9.61	1.87
Class K	1,000.00	1,000.00	1,004.90	1,020.23	5.26	5.30	1.03
Class R	1,000.00	1,000.00	1,003.30	1,018.45	7.04	7.10	1.38
Class R4	1,000.00	1,000.00	1,005.60	1,021.00	4.50	4.53	0.88
Class R5	1,000.00	1,000.00	1,006.30	1,021.50	3.99	4.02	0.78
Class W	1,000.00	1,000.00	1,004.00	1,019.77	5.72	5.76	1.12
Class Z	1,000.00	1,000.00	1,005.60	1,021.05	4.45	4.48	0.87
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
6	Columbia Global Opportunities Fund | Semiannual Report 2017

Portfolio of Investments
January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Investment Funds 7.0%
	Shares	Value ($)
United States 7.0%
Columbia Commodity Strategy Fund, Class I Shares(a),(b)	5,555,270	31,387,272
Columbia Diversified Absolute Return Fund, Class I Shares(a),(b)	1,125,917	10,673,697
Total		42,060,969
Total Alternative Investment Funds (Cost $41,994,034)		42,060,969

Asset-Backed Securities — Non-Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.0%
Carlyle Global Market Strategies CLO(c),(d)
Series 2013-1A Class B
02/14/25	4.002%	100,000	100,019
Total Asset-Backed Securities — Non-Agency (Cost $99,274)			100,019

Common Stocks 53.4%
Issuer	Shares	Value ($)
Argentina 0.1%
Banco Macro SA, ADR	3,078	231,281
MercadoLibre, Inc.(b)	1,593	295,326
Total		526,607
Australia 0.4%
Macquarie Group Ltd.	18,116	1,163,328
National Australia Bank Ltd.	58,302	1,340,720
Total		2,504,048
Brazil 0.5%
AES Tiete Energia SA	74,900	345,608
BB Seguridade Participacoes SA	28,300	250,659
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	95,700	561,548
Fleury SA	62,300	750,898
Hypermarcas SA	22,300	197,799
Itaú Unibanco Holding SA, ADR	23,100	272,811
Petroleo Brasileiro SA, ADR(b)	44,184	453,328
Ultrapar Participacoes SA	14,800	310,739
Total		3,143,390
Common Stocks (continued)
Issuer	Shares	Value ($)
Canada 0.3%
Cott Corp.	65,666	696,905
Suncor Energy, Inc.	43,190	1,340,617
Total		2,037,522
China 2.1%
58.Com, Inc., ADR(b)	22,121	645,491
AAC Technologies Holdings, Inc.(b)	32,000	328,630
Alibaba Group Holding Ltd., ADR(b)	22,362	2,265,494
ANTA Sports Products Ltd.	98,000	311,920
Baidu, Inc., ADR(b)	2,070	362,395
China Biologic Products, Inc.(b)	3,307	376,800
China Mobile Ltd.	76,000	855,200
Ctrip.com International Ltd., ADR(b)	8,279	357,736
Industrial & Commercial Bank of China Ltd., Class H(b)	891,000	544,744
NetEase, Inc., ADR	1,905	483,679
Ping An Insurance Group Co. of China Ltd., Class H	201,500	1,033,650
Spring Airlines Co., Ltd., Class A	49,200	264,909
Tencent Holdings Ltd.	142,500	3,725,717
Vipshop Holdings Ltd., ADR(b)	28,555	323,243
Wuliangye Yibin Co Ltd.	93,700	504,056
Total		12,383,664
Denmark 0.3%
Novo Nordisk A/S, Class B	12,588	452,101
Royal UNIBREW A/S	28,468	1,079,878
Total		1,531,979
Finland 0.3%
UPM-Kymmene OYJ	80,153	1,817,862
France 1.9%
Aperam SA	28,972	1,370,188
AXA SA	100,003	2,457,799
BNP Paribas SA	37,950	2,427,731
Casino Guichard Perrachon SA	24,845	1,339,698
CNP Assurances	32,313	607,254
Sanofi	25,825	2,075,723
VINCI SA	19,996	1,401,650
Total		11,680,043

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 1.2%
Allianz SE, Registered Shares(b)	13,889	2,360,636
BASF SE	13,366	1,290,270
Continental AG	7,899	1,546,338
Duerr AG	21,043	1,825,522
Total		7,022,766
Hong Kong 0.2%
AIA Group Ltd.	112,000	693,431
Galaxy Entertainment Group Ltd.(b)	37,000	175,746
Techtronic Industries Co., Ltd.	127,500	440,973
Total		1,310,150
India 0.9%
Asian Paints Ltd.	16,281	232,986
Bharat Petroleum Corp., Ltd.	68,346	688,094
Dish TV India Ltd.(b)	193,245	239,797
Eicher Motors Ltd.(b)	2,424	824,263
HDFC Bank Ltd., ADR	13,877	956,542
Indraprastha Gas Ltd.	24,079	333,833
ITC Ltd.	114,745	437,237
Natco Pharma Ltd.(b)	21,075	214,975
UPL Ltd.	110,633	1,183,318
Zee Entertainment Enterprises Ltd.(b)	33,127	238,763
Total		5,349,808
Indonesia 0.4%
PT Ace Hardware Indonesia Tbk	5,866,900	327,192
PT Bank Central Asia Tbk	295,300	338,460
PT Bank Rakyat Indonesia Persero Tbk	955,800	839,282
PT Matahari Department Store Tbk	206,000	228,059
PT Telekomunikasi Indonesia Persero Tbk	1,531,000	443,814
Total		2,176,807
Ireland 0.7%
Amarin Corp. PLC, ADR(b)	39,877	118,435
Ingersoll-Rand PLC	26,730	2,121,025
Smurfit Kappa Group PLC(b)	66,900	1,762,132
Total		4,001,592
Common Stocks (continued)
Issuer	Shares	Value ($)
Israel 0.5%
Bank Hapoalim BM	219,379	1,323,997
Bezeq Israeli Telecommunication Corp., Ltd. (The)	816,933	1,426,011
Total		2,750,008
Italy 0.1%
Esprinet SpA	101,964	753,980
Japan 5.2%
CyberAgent, Inc.	49,486	1,226,199
CYBERDYNE, Inc.(b)	19,000	268,175
Daito Trust Construction Co., Ltd.	2,700	377,458
Dexerials Corp.(b)	73,100	803,127
Elecom Co., Ltd.	42,100	714,947
Fuji Heavy Industries Ltd.	53,800	2,152,868
Hitachi Capital Corp.	42,700	1,096,169
Hoya Corp.	23,700	1,033,011
Invincible Investment Corp.	1,536	726,533
ITOCHU Corp.	133,200	1,834,950
KDDI Corp.	37,800	1,015,625
Keyence Corp.	1,800	699,061
Koito Manufacturing Co., Ltd.	14,200	753,248
Matsumotokiyoshi Holdings Co., Ltd.	35,000	1,740,068
Miraca Holdings, Inc.	29,600	1,349,038
Mitsubishi UFJ Financial Group, Inc.	120,300	770,344
Mitsui Chemicals, Inc.	366,000	1,721,147
Nakanishi, Inc.	11,500	444,843
Nippon Telegraph & Telephone Corp.	36,400	1,607,872
ORIX Corp.	119,600	1,804,433
Shinmaywa Industries Ltd.	173,000	1,617,854
Sony Corp.	39,300	1,189,916
Starts Corp., Inc.	45,700	795,055
Sumitomo Mitsui Financial Group, Inc.	43,800	1,718,362
Takuma Co., Ltd.	163,000	1,411,638
Tanseisha Co., Ltd.	109,300	859,975
Toyota Motor Corp.	18,100	1,052,567
Trancom Co., Ltd.	15,500	746,689
Total		31,531,172
Latvia 0.0%
CLIO Cosmetics Co., Ltd.	4,228	121,881

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Malaysia 0.0%
MyEg Services Bhd	657,000	235,865
Malta 0.0%
BGP Holdings PLC(b),(e)	581,000	1
Mexico 0.1%
Controladora Vuela Cia de Aviacion SAB de CV, ADR(b)	24,148	327,688
Grupo Financiero Banorte SAB de CV, Class O	66,700	319,691
Total		647,379
Netherlands 1.2%
ING Groep NV	141,171	2,028,055
Koninklijke Ahold Delhaize NV(b)	96,493	2,055,663
Mobileye NV(b)	17,420	748,363
Refresco Group NV	90,490	1,366,786
TKH Group NV	27,650	1,120,758
Total		7,319,625
Norway 0.8%
Atea ASA	79,287	771,429
BW LPG Ltd.	319,537	1,627,118
Kongsberg Automotive ASA(b)	1,608,231	1,136,752
Seadrill Ltd.(b)	50,800	94,996
Spectrum ASA(b)	45,872	219,682
Tanker Investments Ltd.(b)	149,581	788,886
Total		4,638,863
Panama 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	4,845	131,784
Peru 0.1%
Credicorp Ltd.	2,187	357,968
Philippines 0.2%
GT Capital Holdings, Inc.(b)	22,470	589,208
Jollibee Foods Corp.	67,700	279,654
Security Bank Corp.	83,080	356,164
Total		1,225,026
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(b),(e)	641,287	20,768
Puerto Rico 0.0%
EVERTEC, Inc.	9,825	167,516
Common Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation 0.8%
Lukoil PJSC, ADR	12,314	692,109
Mobile Telesystems OJSC, ADR	19,368	202,783
Moscow Exchange MICEX-Rights PJSC	253,310	565,110
Sberbank of Russia PJSC, ADR(b)	52,303	613,264
X5 Retail Group NV GDR, Registered Shares(b),(c)	43,125	1,446,844
Yandex NV, Class A(b)	51,509	1,191,918
Total		4,712,028
Singapore 0.8%
Broadcom Ltd.	16,023	3,196,589
DBS Group Holdings Ltd.	106,400	1,438,525
Total		4,635,114
South Africa 0.4%
AVI Ltd.	79,065	537,583
FirstRand Ltd.	72,088	268,558
Naspers Ltd., Class N(b)	9,492	1,505,928
SPAR Group Ltd. (The)	24,322	343,847
Total		2,655,916
South Korea 1.2%
AMOREPACIFIC Corp.	778	212,346
GS Home Shopping, Inc.(b)	3,689	575,137
Hyundai Home Shopping Network Corp.	8,405	784,737
KB Financial Group, Inc.	6,188	250,400
KT&G Corp.	3,409	295,302
LIG Nex1 Co., Ltd.	4,583	285,063
NAVER Corp.	440	287,414
Samsung Electronics Co., Ltd.	1,697	2,886,218
SK Hynix, Inc.	15,877	733,262
Youngone Corp.	53,015	1,217,242
Total		7,527,121
Spain 0.6%
ACS Actividades de Construccion y Servicios SA	66,596	2,052,517
Endesa SA	79,375	1,636,913
Total		3,689,430
Sweden 0.5%
Granges AB	134,277	1,490,615
Hemfosa Fastigheter AB	156,119	1,444,367
Total		2,934,982

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 1.2%
Autoneum Holding AG	4,285	1,120,604
Nestlé SA, Registered Shares(b)	23,888	1,750,143
Novartis AG, Registered Shares(b)	14,059	1,037,942
Roche Holding AG, Genusschein Shares(b)	9,866	2,337,733
Wizz Air Holdings PLC(b)	41,797	938,350
Total		7,184,772
Taiwan 0.6%
Cathay Financial Holding Co., Ltd.(b)	192,000	292,393
eMemory Technology, Inc.	21,000	267,571
Largan Precision Co., Ltd.	5,000	715,182
Taiwan Paiho., Ltd.	76,000	232,764
Taiwan Semiconductor Manufacturing Co., Ltd.	271,530	1,618,009
Voltronic Power Technology Corp.	18,900	255,951
Total		3,381,870
Thailand 0.5%
Mega Lifesciences PCL, Foreign Registered Shares(b)	365,200	292,877
Muangthai Leasing PCL, Foreign Registered Shares	355,800	285,503
PTT PCL, Foreign Registered Shares	114,900	1,318,825
Siam Commercial Bank PCL (The), Foreign Registered Shares	210,500	903,125
Total		2,800,330
United Kingdom 3.4%
AstraZeneca PLC	13,598	721,632
Berendsen PLC	114,664	1,203,989
Cardtronics PLC, Class A(b)	4,000	218,320
Close Brothers Group PLC	30,622	560,037
Crest Nicholson Holdings PLC	186,877	1,194,059
DCC PLC(b)	19,295	1,556,397
GlaxoSmithKline PLC	26,828	518,451
HSBC Holdings PLC(b)	103,332	881,517
Inchcape PLC	161,203	1,459,013
Intermediate Capital Group PLC	96,800	845,182
John Wood Group PLC	175,229	1,853,735
Legal & General Group PLC	631,755	1,873,595
Paysafe Group PLC(b)	349,887	1,686,537
Reckitt Benckiser Group PLC	11,094	951,927
Royal Dutch Shell PLC, Class B	147,468	4,165,148
Common Stocks (continued)
Issuer	Shares	Value ($)
Vodafone Group PLC(b)	211,365	517,745
Total		20,207,284
United States 25.9%
Aaron’s, Inc.(b)	3,450	106,743
AbbVie, Inc.	22,800	1,393,308
ACCO Brands Corp.(b)	8,300	105,825
Aerie Pharmaceuticals, Inc.(b)	7,167	314,631
Aetna, Inc.	16,393	1,944,374
Alder Biopharmaceuticals, Inc.(b)	2,515	51,683
Alexion Pharmaceuticals, Inc.(b)	10,314	1,347,834
Alphabet, Inc., Class A(b)	2,244	1,840,506
Alphabet, Inc., Class C(b)	4,551	3,626,191
Altria Group, Inc.	34,416	2,449,731
Amazon.com, Inc.(b)	4,424	3,643,076
Ambac Financial Group, Inc.(b)	4,250	88,910
American Equity Investment Life Holding Co.	1,648	38,893
American Tower Corp.	15,980	1,653,930
Amkor Technology, Inc.(b)	16,210	152,536
Analogic Corp.	760	59,014
Angiodynamics, Inc.(b)	8,200	131,979
Apple, Inc.	50,220	6,094,197
Applied Industrial Technologies, Inc.	3,540	213,993
ArcBest Corp.	5,640	178,224
Archrock, Inc.	6,700	97,820
Argan, Inc.	2,450	180,687
ARIAD Pharmaceuticals, Inc.(b)	2,375	56,573
Arlington Asset Investment Corp., Class A	11,065	165,643
Arrowhead Pharmaceuticals, Inc.(b)	11,790	22,873
Ascent Resources, Class B(b),(e)	195,286	43,744
Ashford Hospitality Prime, Inc.	2,450	32,928
Aspen Technology, Inc.(b)	3,625	192,524
Astec Industries, Inc.	800	55,984
AT&T, Inc.	84,740	3,572,638
Atwood Oceanics, Inc.	14,920	181,427
Banc of California, Inc.	11,870	187,546
Bankrate, Inc.(b)	2,900	31,610
Barracuda Networks, Inc.(b)	2,550	59,900
Benchmark Electronics, Inc.(b)	7,100	217,260
Berkshire Hathaway, Inc., Class B(b)	28,803	4,727,724

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Big 5 Sporting Goods Corp.	6,600	101,640
Big Lots, Inc.	3,525	176,250
Biogen, Inc.(b)	3,734	1,035,214
BioMarin Pharmaceutical, Inc.(b)	9,388	822,670
BlackRock, Inc.	5,178	1,936,468
Bloomin’ Brands, Inc.	4,750	81,273
bluebird bio, Inc.(b)	5,859	436,495
BofI Holding, Inc.(b)	7,000	206,500
Booz Allen Hamilton Holdings Corp.	42,420	1,434,644
Brady Corp., Class A	4,175	151,761
Capella Education Co.	2,295	196,222
Carlisle Companies, Inc.	12,644	1,379,587
CBL & Associates Properties, Inc.	16,600	180,110
Central Pacific Financial Corp.	6,285	196,909
Cheesecake Factory, Inc. (The)	3,375	203,377
Chemed Corp.	195	32,388
Chesapeake Utilities Corp.	2,260	147,804
Children’s Place, Inc. (The)	2,065	200,305
Cisco Systems, Inc.	107,122	3,290,788
Citigroup, Inc.	70,270	3,923,174
Citizens Financial Group, Inc.	75,370	2,726,133
Coherus Biosciences, Inc.(b)	1,485	41,432
Comcast Corp., Class A	43,294	3,265,233
CommVault Systems, Inc.(b)	3,375	165,712
Continental Building Product(b)	7,045	163,796
Convergys Corp.	5,400	134,028
Cooper Tire & Rubber Co.	3,160	114,550
Cooper-Standard Holding, Inc.(b)	1,130	118,966
CorEnergy Infrastructure Trust, Inc.	3,018	108,346
CSG Systems International, Inc.	2,625	127,050
Curtiss-Wright Corp.	2,250	220,635
Customers Bancorp, Inc.(b)	5,090	175,401
CYS Investments, Inc.	22,320	168,962
Dana, Inc.	3,245	65,354
Dean Foods Co.	10,085	200,288
Denny’s Corp.(b)	1,530	18,620
Diodes, Inc.(b)	1,665	41,442
DISH Network Corp., Class A(b)	24,844	1,470,019
Drew Industries, Inc.	1,870	205,232
Common Stocks (continued)
Issuer	Shares	Value ($)
DuPont Fabros Technology, Inc.	1,525	72,407
Dynavax Technologies Corp.(b)	4,080	16,728
EarthLink Holdings Corp.	25,235	161,756
Eastman Chemical Co.	19,001	1,472,577
Edison International	26,560	1,935,693
Electronic Arts, Inc.(b)	19,476	1,624,883
Energy Recovery, Inc.(b)	15,500	158,720
EnerSys	2,886	224,964
Entegris, Inc.(b)	10,300	193,125
EOG Resources, Inc.	17,028	1,729,704
Equity LifeStyle Properties, Inc.	20,390	1,507,637
Essent Group Ltd.(b)	6,450	222,976
Exxon Mobil Corp.	45,110	3,784,278
Facebook, Inc., Class A(b)	28,759	3,747,873
FCB Financial Holdings, Inc., Class A(b)	3,850	180,757
Ferro Corp.(b)	11,400	161,196
First BanCorp(b)	7,615	51,173
Flagstar Bancorp, Inc.(b)	6,250	161,063
Flex Pharma, Inc.(b)	39,444	171,976
Forward Air Corp.	275	13,252
Francesca’s Holdings Corp.(b)	9,300	162,192
Fresh Del Monte Produce, Inc.	600	34,350
Fulton Financial Corp.	1,750	31,850
Gannett Co., Inc.	14,500	139,490
Generac Holdings, Inc.(b)	2,725	109,709
General Communication, Inc., Class A(b)	7,930	159,552
General Mills, Inc.	26,570	1,660,094
Genesco, Inc.(b)	1,725	103,845
Gibraltar Industries, Inc.(b)	4,400	193,160
Global Brass & Copper Holdings, Inc.(b)	4,935	163,595
Government Properties Income Trust	1,900	36,594
Greenbrier Companies, Inc. (The)	4,500	196,875
Greif, Inc., Class A	3,100	178,498
Halliburton Co.	33,170	1,876,427
Halozyme Therapeutics, Inc.(b)	3,545	40,945
Halyard Health, Inc.(b)	3,125	120,219
Hanmi Financial Corp.	900	29,835
Hawaiian Holdings, Inc.(b)	4,000	203,800
Heritage Insurance Holdings, Inc.	9,960	141,233

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hilltop Holdings, Inc.(b)	5,050	138,269
Home Depot, Inc. (The)	19,749	2,717,067
HomeStreet, Inc.(b)	5,495	143,969
Honeywell International, Inc.	17,180	2,032,738
Huron Consulting Group, Inc.(b)	3,715	168,289
IDACORP, Inc.	60	4,801
INC Research Holdings, Inc. Class A(b)	3,746	198,538
Incyte Corp.(b)	1,292	156,603
Innospec, Inc.	3,075	219,401
Insmed, Inc.(b)	11,845	174,951
Insys Therapeutics, Inc.(b)	5,175	52,992
Intercept Pharmaceuticals, Inc.(b)	3,690	404,977
International Bancshares Corp.	5,335	197,928
Invesco Ltd.	61,130	1,767,880
Invesco Mortgage Capital, Inc.	6,000	87,420
Isle of Capri Casinos, Inc.(b)	4,390	104,526
j2 Global, Inc.(b)	2,870	240,535
Johnson & Johnson	34,460	3,902,595
Jounce Therapeutics, Inc.(b)	2,870	47,585
JPMorgan Chase & Co.	44,256	3,745,385
KCG Holdings, Inc., Class A(b)	11,970	167,221
Keryx Biopharmaceuticals, Inc.(b)	16,040	80,040
Kite Pharma, Inc.(b)	970	49,441
Knoll, Inc.	1,350	35,249
L-3 Communications Corp.	12,650	2,007,428
Lam Research Corp.	15,055	1,729,217
LaSalle Hotel Properties	3,250	98,053
La-Z-Boy, Inc.	4,850	138,710
Leidos Holdings, Inc.	27,196	1,314,111
Lexington Realty Trust	18,500	198,320
Ligand Pharmaceuticals, Inc.(b)	1,285	136,223
Luxoft Holding, Inc.(b)	5,833	343,272
Magellan Health, Inc.(b)	2,398	179,730
Maiden Holdings Ltd.	8,325	147,769
Masimo Corp.(b)	3,045	224,051
MasterCard, Inc., Class A	19,976	2,124,048
Materion Corp.	1,685	66,221
Mentor Graphics Corp.	1,750	64,593
Meta Financial Group, Inc.	480	42,168
Common Stocks (continued)
Issuer	Shares	Value ($)
Methode Electronics, Inc.	2,975	125,099
MGIC Investment Corp.(b)	22,585	240,530
Microsoft Corp.	77,361	5,001,389
Molina Healthcare, Inc.(b)	3,066	173,904
Morgan Stanley	69,270	2,943,282
Movado Group, Inc.	6,190	168,058
Mueller Industries, Inc.	2,015	81,124
Natus Medical, Inc.(b)	875	34,169
NCI Building Systems, Inc.(b)	3,300	52,800
Nelnet, Inc., Class A	3,670	179,940
New York Times Co. (The), Class A	13,390	180,765
Norfolk Southern Corp.	15,410	1,810,059
Northwest Natural Gas Co.	1,885	111,027
OraSure Technologies, Inc.(b)	12,600	111,132
Ormat Technologies, Inc.	2,700	144,990
Orthofix International NV(b)	4,660	167,480
Owens & Minor, Inc.	4,025	144,417
Papa John’s International, Inc.	1,120	95,446
PDC Energy, Inc.(b)	2,660	196,680
PepsiCo, Inc.	23,049	2,392,025
PG&E Corp.	34,304	2,123,075
Philip Morris International, Inc.	26,484	2,545,907
Pier 1 Imports, Inc.	18,020	131,005
Pinnacle Entertainment, Inc.(b)	600	9,240
Piper Jaffray Companies(b)	2,430	171,315
Portland General Electric Co.	130	5,669
PPG Industries, Inc.	17,690	1,769,177
Pra Health Sciences, Inc.(b)	3,312	194,050
Progress Software Corp.(b)	2,500	70,050
PS Business Parks, Inc.	1,691	189,460
PTC Therapeutics, Inc.(b)	3,000	39,300
Puma Biotechnology, Inc.(b)	6,960	225,504
PVH Corp.(b)	16,180	1,517,846
Quad/Graphics, Inc.	6,575	172,199
Qualys, Inc.(b)	2,475	88,853
Quotient Ltd.(b)	98,734	637,822
Ra Pharmaceuticals, Inc.(b)	2,238	35,674
Radian Group, Inc.(b)	13,280	244,352
Ramco-Gershenson Properties Trust	1,900	30,894

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Rayonier Advanced Materials, Inc.	12,550	170,303
Redwood Trust, Inc.	3,000	46,500
RetailMeNot, Inc.(b)	14,910	134,936
REX American Resources Corp.(b)	2,067	171,623
RLJ Lodging Trust	2,730	63,363
Rogers Corp.(b)	2,300	183,885
RPX Corp.(b)	15,415	167,407
Ruth’s Hospitality Group, Inc.	8,755	150,148
Ryman Hospitality Properties, Inc.	2,920	178,646
Sabra Health Care REIT, Inc.	1,000	25,400
Sage Therapeutics, Inc.(b)	980	47,020
Sanderson Farms, Inc.	2,235	203,385
Sanmina Corp.(b)	6,240	243,048
Scansource, Inc.(b)	3,175	125,571
Schnitzer Steel Industries, Inc., Class A	6,750	159,638
Science Applications International Corp.	560	45,595
Select Income REIT	6,700	167,567
Semtech Corp.(b)	5,900	194,405
Shutterstock, Inc.(b)	800	43,040
Simon Property Group, Inc.	9,460	1,738,464
SJW Corp.	3,550	177,855
Southwest Gas Corp.	2,770	223,179
Spark Therapeutics, Inc.(b)	1,810	114,139
SpartanNash Co.	4,715	178,510
STAG Industrial, Inc.	1,900	43,966
Summit Hotel Properties, Inc.	12,850	203,415
Superior Industries International, Inc.	4,400	101,420
Supernus Pharmaceuticals, Inc.(b)	5,280	142,824
SUPERVALU, Inc.(b)	3,185	12,485
Sykes Enterprises, Inc.(b)	1,250	34,913
Synaptics, Inc.(b)	3,319	187,125
SYSCO Corp.	29,730	1,559,636
TESARO, Inc.(b)	1,327	216,089
Thermo Fisher Scientific, Inc.	14,773	2,251,257
TJX Companies, Inc. (The)	28,795	2,157,321
Travelport Worldwide Ltd.	3,900	56,004
Trinseo SA	3,340	216,265
Triple-S Management Corp., Class B(b)	6,125	117,049
TTM Technologies, Inc.(b)	12,300	182,409
Common Stocks (continued)
Issuer	Shares	Value ($)
Ultragenyx Pharmaceutical, Inc.(b)	3,068	230,131
Unisys Corp.(b)	6,600	84,810
United Continental Holdings, Inc.(b)	21,610	1,522,857
United Parcel Service, Inc., Class B	16,714	1,823,999
Universal Display Corp.(b)	6,070	400,620
Universal Forest Products, Inc.	1,860	189,181
Universal Insurance Holdings, Inc.	7,263	189,927
Usana Health Sciences, Inc.(b)	1,035	64,481
VASCO Data Security International, Inc.(b)	3,200	48,640
Vertex Pharmaceuticals, Inc.(b)	14,613	1,254,818
Vishay Intertechnology, Inc.	11,300	187,580
Wabash National Corp.(b)	12,015	212,065
Walker & Dunlop, Inc.(b)	6,155	193,329
Washington Federal, Inc.	6,655	218,617
Washington Prime Group, Inc.	18,200	175,630
Western Refining, Inc.	1,675	58,642
Windstream Holdings, Inc.	12,800	103,424
Wintrust Financial Corp.	1,480	105,968
Xcerra Corp.(b)	12,937	98,062
Xenia Hotels & Resorts, Inc.	1,500	27,525
Zimmer Biomet Holdings, Inc.	16,580	1,961,911
Total		155,898,282
Total Common Stocks (Cost $291,008,187)		321,015,203

Convertible Preferred Stocks 0.2%
Issuer	Coupon Rate	Shares	Value ($)
United States 0.2%
Hess Corp.	8.000%	23,230	1,498,103
Total Convertible Preferred Stocks (Cost $1,320,561)			1,498,103

Corporate Bonds & Notes 10.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Australia 0.2%
Woodside Finance Ltd.(c)
03/05/25	3.650%	1,000,000	981,467
Brazil 0.1%
Vale Overseas Ltd.
11/21/36	6.875%	500,000	519,500

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 1.3%
Barrick Gold Corp.
04/01/42	5.250%	1,000,000	1,038,420
Canadian Natural Resources Ltd.
11/15/21	3.450%	750,000	764,642
Cenovus Energy, Inc.
09/15/42	4.450%	1,250,000	1,116,004
EnCana Corp.
11/15/21	3.900%	1,000,000	1,021,574
Glencore Finance Canada Ltd.(c),(d)
10/25/42	5.550%	1,750,000	1,726,847
Rogers Communications, Inc.
12/15/25	3.625%	470,000	471,551
Teck Resources Ltd.
02/01/43	5.400%	1,000,000	940,000
TransAlta Corp.
06/03/17	1.900%	500,000	499,375
Transcanada Trust(d)
Junior Subordinated
08/15/76	5.875%	475,000	501,125
Total			8,079,538
Germany 0.1%
Deutsche Bank AG
08/20/20	2.950%	750,000	745,469
Ireland 0.1%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/21	4.500%	750,000	781,350
Netherlands 0.1%
Teva Pharmaceutical Finance III BV
07/21/23	2.800%	560,000	523,783
United Kingdom 0.5%
Barclays PLC
01/12/26	4.375%	1,000,000	1,005,401
Lloyds Banking Group PLC(d)
Junior Subordinated
12/31/49	7.500%	250,000	259,323
Lloyds Banking Group PLC
Subordinated
03/24/26	4.650%	575,000	581,479
Royal Bank of Scotland Group PLC
04/05/26	4.800%	1,000,000	1,001,191
Total			2,847,394
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 8.3%
21st Century Fox America, Inc.
10/15/45	4.950%	1,000,000	1,010,150
Alabama Power Co.
01/02/46	4.300%	415,000	434,396
Ally Financial, Inc.
05/19/22	4.625%	250,000	253,750
American International Group, Inc.
03/01/21	3.300%	365,000	374,271
07/10/25	3.750%	680,000	682,306
Anadarko Petroleum Corp.
03/15/26	5.550%	295,000	331,853
Anheuser-Busch InBev Finance, Inc.
02/01/23	3.300%	275,000	279,548
02/01/36	4.700%	1,240,000	1,298,052
Apple, Inc.
02/23/46	4.650%	850,000	894,610
08/04/46	3.850%	445,000	413,593
Arizona Public Service Co.
11/15/45	4.350%	135,000	138,954
AT&T, Inc.
02/17/23	3.600%	500,000	502,390
02/17/26	4.125%	610,000	611,220
06/15/44	4.800%	500,000	462,555
BAE Systems Holdings, Inc.(c)
12/15/25	3.850%	1,000,000	1,024,308
Boston Properties LP
02/01/26	3.650%	725,000	718,245
Citigroup, Inc.
Subordinated
07/25/28	4.125%	1,500,000	1,476,673
CMS Energy Corp.
11/15/25	3.600%	95,000	95,513
Columbia Pipeline Group, Inc.
06/01/45	5.800%	1,000,000	1,191,580
ConocoPhillips Co.
11/15/21	2.875%	1,000,000	1,007,309
Discover Bank
07/27/26	3.450%	1,000,000	963,299
Dominion Resources, Inc.
10/01/25	3.900%	65,000	66,417
Dow Chemical Co. (The)
11/15/41	5.250%	1,000,000	1,093,188
Energy Transfer Partners LP
03/15/45	5.150%	1,250,000	1,213,891
ERAC U.S.A. Finance LLC(c)
11/01/25	3.800%	640,000	644,058

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Express Scripts Holding Co.
02/25/21	3.300%	225,000	229,250
02/25/26	4.500%	750,000	765,598
Exxon Mobil Corp.
03/01/46	4.114%	610,000	621,464
FirstEnergy Transmission LLC(c)
07/15/44	5.450%	500,000	546,460
Ford Motor Credit Co. LLC
01/08/19	2.943%	1,090,000	1,103,250
General Motors Co.
10/02/43	6.250%	250,000	277,253
04/01/45	5.200%	500,000	491,802
04/01/46	6.750%	255,000	301,674
Goldman Sachs Group, Inc. (The)
02/25/21	2.875%	500,000	501,334
Goldman Sachs Group, Inc. (The)(d)
10/28/27	2.789%	1,000,000	1,017,480
Halliburton Co.
08/01/43	4.750%	500,000	515,843
11/15/45	5.000%	575,000	615,671
Hess Corp.
08/15/31	7.300%	484,000	577,179
Hewlett Packard Enterprise Co.(d)
10/15/45	6.350%	1,250,000	1,322,762
Indiana Michigan Power Co.
03/15/46	4.550%	1,500,000	1,572,090
Kellogg Co.
04/01/46	4.500%	1,500,000	1,463,371
Kinder Morgan Energy Partners LP
11/01/42	4.700%	750,000	702,889
L-3 Communications Corp.
05/28/24	3.950%	1,250,000	1,280,965
12/15/26	3.850%	305,000	305,770
Lockheed Martin Corp.
05/15/36	4.500%	460,000	485,687
05/15/46	4.700%	315,000	336,540
Loews Corp.
04/01/26	3.750%	195,000	198,011
Macys Retail Holdings, Inc.
01/15/21	3.450%	775,000	777,466
Marathon Petroleum Corp.
12/15/45	5.850%	1,000,000	990,122
McDonald’s Corp.
12/09/45	4.875%	805,000	855,259
MetLife, Inc.
05/13/46	4.600%	250,000	261,424
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MetLife, Inc.(d)
Junior Subordinated
12/31/49	5.250%	750,000	766,875
Microsoft Corp.
08/08/56	3.950%	1,000,000	917,857
Murphy Oil Corp.(d)
12/01/17	3.500%	250,000	251,875
12/01/22	4.700%	500,000	490,938
Noble Holding International Ltd.
03/15/42	5.250%	750,000	547,500
Noble Holding International Ltd.(d)
04/01/45	8.200%	675,000	625,219
Plains All American Pipeline LP/Finance Corp.
01/31/43	4.300%	1,250,000	1,060,465
Procter & Gamble Co. (The)
02/02/21	1.850%	310,000	307,836
Regions Financial Corp.
02/08/21	3.200%	1,500,000	1,526,212
Sempra Energy
11/15/20	2.850%	330,000	335,026
10/15/39	6.000%	500,000	594,303
Synchrony Financial
01/15/19	2.600%	490,000	492,705
07/23/25	4.500%	500,000	516,460
08/04/26	3.700%	1,000,000	968,029
Transcontinental Gas Pipe Line Co., LLC
02/01/26	7.850%	595,000	762,527
Union Pacific Corp.
03/01/46	4.050%	1,500,000	1,508,610
Verizon Communications, Inc.
11/01/42	3.850%	1,000,000	827,946
08/21/54	5.012%	250,000	236,071
Wells Fargo & Co.(d)
Junior Subordinated
12/31/49	5.900%	1,000,000	1,028,200
Williams Partners LP
09/15/45	5.100%	750,000	749,136
Total			49,812,533
Total Corporate Bonds & Notes (Cost $58,751,123)			64,291,034

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Exchange-Traded Funds 0.7%
	Shares	Value ($)
United States 0.7%
iShares MSCI Canada ETF	156,328	4,248,995
Total Exchange-Traded Funds (Cost $3,826,909)		4,248,995

Fixed-Income Funds 1.7%

United States 1.7%
Columbia Mortgage Opportunities Fund, Class I Shares(a)	1,019,896	10,045,980
Total Fixed-Income Funds (Cost $10,184,555)		10,045,980

Foreign Government Obligations(f),(g) 10.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 0.4%
Treasury Corp. of Victoria
11/15/18	5.500%	AUD	1,000,000	805,858
06/15/20	6.000%	AUD	140,000	119,415
12/17/24	5.500%	AUD	1,800,000	1,628,967
Total				2,554,240
Brazil 0.3%
Brazilian Government International Bond
01/27/45	5.000%		1,750,000	1,496,250
Canada 0.2%
Canadian Government Bond
06/01/18	4.250%	CAD	1,660,000	1,336,037
06/01/20	3.500%	CAD	170,000	141,525
Total				1,477,562
France 0.6%
French Republic Government Bond OAT(c)
05/25/45	3.250%	EUR	2,750,000	3,757,919
Italy 1.8%
Italy Buoni Poliennali Del Tesoro(c)
09/01/44	4.750%	EUR	7,980,000	10,793,715
Japan 2.7%
Japan Government 20-Year Bond
09/20/26	2.200%	JPY	35,000,000	372,718
12/20/27	2.100%	JPY	535,800,000	5,745,887
12/20/35	1.000%	JPY	55,000,000	521,767
Japan Government 30-Year Bond
03/20/33	1.100%	JPY	92,000,000	900,013
09/20/44	1.700%	JPY	785,000,000	8,519,103
Total				16,059,488
Foreign Government Obligations(f),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.4%
Mexican Bonos
12/13/18	8.500%	MXN	3,700,000	182,752
06/10/21	6.500%	MXN	20,000,000	937,832
03/05/26	5.750%	MXN	12,500,000	533,408
Mexico Government International Bond
01/23/46	4.600%		1,000,000	902,500
Total				2,556,492
New Zealand 0.7%
New Zealand Government Bond(c)
03/15/19	5.000%	NZD	500,000	386,846
04/14/33	3.500%	NZD	5,500,000	3,930,322
Total				4,317,168
Norway 0.2%
Norway Government Bond(c)
05/19/17	4.250%	NOK	5,850,000	716,706
05/24/23	2.000%	NOK	2,000,000	251,502
Total				968,208
Poland 0.9%
Republic of Poland Government Bond
10/25/17	5.250%	PLN	2,200,000	563,913
10/25/19	5.500%	PLN	4,000,000	1,080,231
10/25/21	5.750%	PLN	1,000,000	279,721
07/25/26	2.500%	PLN	15,000,000	3,369,915
Total				5,293,780
Portugal 1.0%
Portugal Obrigacoes do Tesouro OT(c)
10/15/25	2.875%	EUR	6,000,000	5,943,942
Spain 0.7%
Spain Government Bond(c)
07/30/30	1.950%	EUR	2,679,000	2,851,290
01/31/37	4.200%	EUR	250,000	340,374
Spain Government International Bond
04/06/29	5.250%	GBP	500,000	721,513
Total				3,913,177
Sweden 0.1%
Sweden Government Bond
08/12/17	3.750%	SEK	4,800,000	562,017
Turkey 0.1%
Turkey Government International Bond
04/11/23	4.125%	EUR	250,000	278,036
04/16/43	4.875%		750,000	611,542
Total				889,578

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Foreign Government Obligations(f),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 0.6%
United Kingdom Gilt(c)
01/22/44	3.250%	GBP	1,790,297	2,812,916
01/22/45	3.500%	GBP	500,000	822,662
Total				3,635,578
Total Foreign Government Obligations (Cost $67,681,177)				64,219,114

Inflation-Indexed Bonds(f) 0.2%

Mexico 0.2%
Mexican Udibonos
11/15/40	4.000%	MXN	26,956,896	1,320,252
Total Inflation-Indexed Bonds (Cost $1,349,699)				1,320,252

Residential Mortgage-Backed Securities - Agency 5.8%

United States 5.8%
Federal Home Loan Mortgage Corp.(d),(h)
CMO IO Series 2957 Class SW
04/15/35	5.233%		153,080	22,999
CMO IO Series 318 Class S1
11/15/43	5.183%		244,373	49,547
CMO IO Series 3280 Class SI
02/15/37	5.673%		154,357	15,283
CMO IO Series 3761 Class KS
06/15/40	5.233%		185,426	14,463
CMO IO Series 4094 Class SY
08/15/42	5.313%		286,373	58,603
Federal Home Loan Mortgage Corp.(h)
CMO IO Series 4098 Class AI
05/15/39	3.500%		177,805	19,838
CMO IO Series 4120 Class AI
11/15/39	3.500%		136,753	16,192
CMO IO Series 4122 Class JI
12/15/40	4.000%		143,206	17,057
CMO IO Series 4139 Class CI
05/15/42	3.500%		64,241	8,816
CMO IO Series 4147 Class CI
01/15/41	3.500%		233,883	33,413
CMO IO Series 4177 Class IY
03/15/43	4.000%		323,258	70,787
CMO IO Series 4213 Class DI
06/15/38	3.500%		308,600	33,401
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(i)
02/13/47	3.500%	2,000,000	2,043,750
02/13/47	4.000%	2,000,000	2,098,125
02/13/47	4.500%	2,000,000	2,150,234
02/13/47	5.000%	1,000,000	1,089,932
02/16/32 - 02/13/47	3.000%	8,750,000	8,697,227
Federal National Mortgage Association
10/01/45	3.500%	2,040,305	2,086,447
Federal National Mortgage Association(j)
12/01/45	3.500%	4,336,207	4,434,271
Federal National Mortgage Association(d),(h)
CMO IO Series 2003-117 Class KS
08/25/33	6.329%	21,992	689
CMO IO Series 2006-5 Class N1
08/25/34	0.000%	221,820	13
CMO IO Series 2007-54 Class DI
06/25/37	5.329%	395,128	71,238
CMO IO Series 2010-135 Class MS
12/25/40	5.179%	104,549	14,420
CMO IO Series 2012-80 Class DS
06/25/39	5.879%	127,573	19,386
CMO IO Series 2013-13 Class SA
03/25/43	5.379%	164,860	37,358
Federal National Mortgage Association(h)
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	413,505	59,397
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	198,611	26,269
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	313,834	34,386
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	154,613	31,005
Government National Mortgage Association(i)
02/21/47	3.500%	10,000,000	10,362,500
02/21/47	4.000%	1,000,000	1,056,588
Government National Mortgage Association(h)
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	143,953	11,971
Total			34,685,605
Total Residential Mortgage-Backed Securities - Agency (Cost $34,983,508)			34,685,605

Residential Mortgage-Backed Securities - Non-Agency 0.1%

United States 0.1%
BCAP LLC Trust(c)
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	162,850	162,867

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2017	17

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(c),(d)
Series 2012-RR10 Class 2A1
09/26/36	3.023%	58,680	58,852
Citigroup Mortgage Loan Trust, Inc.(c),(d)
CMO Series 2010-7 Class 3A4
12/25/35	5.508%	160,677	161,688
CMO Series 2012-7 Class 12A1
03/25/36	3.055%	41,803	41,568
CMO Series 2013-2 Class 1A1
11/25/37	3.157%	47,560	47,608
RBSSP Resecuritization Trust(c),(d)
CMO Series 2012-1 Class 5A2
12/27/35	3.203%	100,000	90,647
Total			563,230
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $569,947)			563,230

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 1.0%
Federal Home Loan Mortgage Corp.
01/13/22	2.375%	2,882,000	2,929,325
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Private Export Funding Corp.
09/15/17	5.450%	45,000	46,280
Residual Funding Corp.(k)
STRIPS
04/15/30	0.000%	4,250,000	2,765,632
Total			5,741,237
Total U.S. Government & Agency Obligations (Cost $5,847,076)			5,741,237

Money Market Funds 11.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(a),(l)	67,643,109	67,643,109
Total Money Market Funds (Cost $67,643,158)		67,643,109
Total Investments (Cost $585,259,208)		617,432,850
Other Assets and Liabilities, Net		(16,588,949)
Net Assets		$600,843,901

At January 31, 2017, securities and/or cash totaling $8,457,489 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at January 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	02/03/2017	600,000 AUD	446,615 USD	—	(8,415)
Barclays	02/03/2017	200,000 CAD	153,481 USD	—	(218)
Barclays	02/03/2017	100,000 CHF	97,470 USD	—	(30,740)
Barclays	02/03/2017	100,000 EUR	108,033 USD	80	—
Barclays	02/03/2017	100,000 GBP	125,792 USD	—	(10)
Barclays	02/03/2017	7,700,000 JPY	67,788 USD	—	(410)
Barclays	02/03/2017	1,700,000 NOK	195,560 USD	—	(10,551)
Barclays	02/03/2017	300,000 NZD	220,103 USD	—	(1)
Barclays	02/03/2017	500,000 SGD	354,983 USD	206	—
Barclays	02/03/2017	455,630 USD	600,000 AUD	—	(600)
Barclays	02/03/2017	150,783 USD	200,000 CAD	2,917	—
Barclays	02/03/2017	2,027,271 USD	2,000,000 CHF	—	(6,057)
Barclays	02/03/2017	107,690 USD	100,000 EUR	263	—
Barclays	02/03/2017	127,406 USD	100,000 GBP	—	(1,604)
Barclays	02/03/2017	68,452 USD	7,700,000 JPY	—	(255)
Barclays	02/03/2017	23,877 USD	200,000 NOK	371	—
Barclays	02/03/2017	182,247 USD	1,500,000 NOK	—	(384)
Barclays	02/03/2017	213,071 USD	300,000 NZD	7,033	—
Barclays	02/03/2017	352,438 USD	500,000 SGD	2,339	—
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Global Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at January 31, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	02/21/2017	29,277,182 EUR	31,195,716 USD	—	(429,587)
Barclays	02/21/2017	50,650,000 NOK	6,092,170 USD	—	(49,486)
Barclays	02/21/2017	10,653,609 USD	9,877,000 EUR	88,042	—
Barclays	02/21/2017	5,966,875 USD	50,650,000 NOK	174,781	—
Barclays	02/22/2017	20,186,474 USD	19,051,572 EUR	393,798	—
BNP Paribas	02/03/2017	2,200,000 AUD	1,668,757 USD	314	—
BNP Paribas	02/03/2017	2,600,000 CAD	1,962,220 USD	—	(35,877)
BNP Paribas	02/03/2017	2,300,000 CHF	2,328,968 USD	4,571	—
BNP Paribas	02/03/2017	4,800,000 EUR	5,168,160 USD	—	(13,617)
BNP Paribas	02/03/2017	7,100,000 GBP	8,929,769 USD	—	(2,170)
BNP Paribas	02/03/2017	901,100,000 JPY	8,004,186 USD	23,295	—
BNP Paribas	02/03/2017	7,500,000 NOK	896,197 USD	—	(13,116)
BNP Paribas	02/03/2017	600,000 NZD	427,395 USD	—	(12,812)
BNP Paribas	02/03/2017	33,100,000 SEK	3,782,992 USD	—	(1,271)
BNP Paribas	02/03/2017	20,400,000 SGD	14,343,470 USD	—	(131,411)
BNP Paribas	02/03/2017	1,643,136 USD	2,200,000 AUD	25,307	—
BNP Paribas	02/03/2017	1,994,595 USD	2,600,000 CAD	3,502	—
BNP Paribas	02/03/2017	2,287,874 USD	2,300,000 CHF	36,522	—
BNP Paribas	02/03/2017	5,184,677 USD	4,800,000 EUR	—	(2,900)
BNP Paribas	02/03/2017	9,040,004 USD	7,100,000 GBP	—	(108,064)
BNP Paribas	02/03/2017	7,920,366 USD	901,100,000 JPY	60,525	—
BNP Paribas	02/03/2017	910,152 USD	7,500,000 NOK	—	(840)
BNP Paribas	02/03/2017	439,852 USD	600,000 NZD	355	—
BNP Paribas	02/03/2017	3,631,775 USD	33,100,000 SEK	152,487	—
BNP Paribas	02/03/2017	14,488,009 USD	20,400,000 SGD	—	(13,128)
Citi	02/03/2017	19,600,000 SGD	13,908,502 USD	1,263	—
Citi	02/03/2017	13,795,764 USD	19,600,000 SGD	111,475	—
Citi	02/21/2017	8,650,000 AUD	6,531,875 USD	—	(25,491)
Citi	02/21/2017	700,000 CAD	533,406 USD	—	(4,629)
Citi	02/21/2017	3,523,786,865 JPY	30,728,377 USD	—	(495,158)
Citi	02/21/2017	1,780,000,000 KRW	1,508,986 USD	—	(31,696)
Citi	02/21/2017	4,900,000 SGD	3,423,940 USD	—	(53,403)
Citi	02/21/2017	6,474,266 USD	8,650,000 AUD	83,100	—
Citi	02/21/2017	4,352,194 USD	5,711,471 CAD	37,773	—
Citi	02/21/2017	2,918,943 USD	39,000,000,000 IDR	—	(1,548)
Citi	02/21/2017	19,425,063 USD	2,231,217,070 JPY	345,283	—
Citi	02/21/2017	312,216 USD	2,780,000 SEK	5,845	—
Citi	02/21/2017	3,443,374 USD	46,750,000 ZAR	15,264	—
Citi	02/22/2017	5,713,009 USD	661,937,808 JPY	152,428	—
Credit Suisse	02/03/2017	1,100,000 AUD	822,465 USD	—	(11,757)
Credit Suisse	02/03/2017	3,700,000 CAD	2,795,470 USD	—	(47,975)
Credit Suisse	02/03/2017	1,200,000 CHF	1,195,755 USD	—	(16,973)
Credit Suisse	02/03/2017	1,900,000 GBP	2,419,175 USD	28,938	—
Credit Suisse	02/03/2017	386,500,000 JPY	3,432,825 USD	9,659	—
Credit Suisse	02/03/2017	31,300,000 NOK	3,743,547 USD	—	(51,316)
Credit Suisse	02/03/2017	3,600,000 NZD	2,569,158 USD	—	(72,086)
Credit Suisse	02/03/2017	31,900,000 SEK	3,506,059 USD	—	(141,009)
Credit Suisse	02/03/2017	100,000 SGD	70,971 USD	16	—
Credit Suisse	02/03/2017	834,988 USD	1,100,000 AUD	—	(766)
Credit Suisse	02/03/2017	2,839,710 USD	3,700,000 CAD	3,735	—
Credit Suisse	02/03/2017	1,216,175 USD	1,200,000 CHF	—	(3,447)
Credit Suisse	02/03/2017	2,390,656 USD	1,900,000 GBP	—	(419)
Credit Suisse	02/03/2017	3,408,394 USD	386,500,000 JPY	14,771	—
Credit Suisse	02/03/2017	3,803,436 USD	31,300,000 NOK	—	(8,574)
Credit Suisse	02/03/2017	2,640,942 USD	3,600,000 NZD	302	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2017	19

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at January 31, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Credit Suisse	02/03/2017	3,650,324 USD	31,900,000 SEK	—	(3,256)
Credit Suisse	02/03/2017	70,355 USD	100,000 SGD	600	—
Credit Suisse	02/21/2017	1,575,000 CHF	1,562,159 USD	—	(30,871)
Credit Suisse	02/21/2017	16,150,000 DKK	2,311,560 USD	—	(34,557)
Credit Suisse	02/21/2017	25,777,000 NZD	18,267,387 USD	—	(634,915)
Credit Suisse	02/21/2017	7,584,671 USD	10,423,000 NZD	58,526	—
Deutsche Bank	02/03/2017	900,000 AUD	682,881 USD	336	—
Deutsche Bank	02/03/2017	3,500,000 AUD	2,618,007 USD	—	(36,334)
Deutsche Bank	02/03/2017	12,500,000 CAD	9,590,045 USD	—	(26,075)
Deutsche Bank	02/03/2017	13,700,000 CHF	13,872,294 USD	26,977	—
Deutsche Bank	02/03/2017	700,000 CHF	698,507 USD	—	(28,656)
Deutsche Bank	02/03/2017	300,000 EUR	321,107 USD	—	(20,986)
Deutsche Bank	02/03/2017	6,400,000 GBP	8,153,120 USD	101,794	—
Deutsche Bank	02/03/2017	100,000 GBP	125,315 USD	—	(8,927)
Deutsche Bank	02/03/2017	395,900,000 JPY	3,516,501 USD	10,082	—
Deutsche Bank	02/03/2017	3,400,000 JPY	29,616 USD	—	(497)
Deutsche Bank	02/03/2017	57,500,000 NOK	6,972,528 USD	1,135	—
Deutsche Bank	02/03/2017	5,300,000 NOK	633,502 USD	—	(14,576)
Deutsche Bank	02/03/2017	200,000 NZD	145,158 USD	—	(166,556)
Deutsche Bank	02/03/2017	5,800,000 SEK	640,957 USD	—	(184,315)
Deutsche Bank	02/03/2017	500,000 SGD	350,702 USD	—	(5,509)
Deutsche Bank	02/03/2017	150,505 USD	200,000 AUD	1,171	—
Deutsche Bank	02/03/2017	3,187,716 USD	4,200,000 AUD	—	(2,506)
Deutsche Bank	02/03/2017	151,511 USD	200,000 CAD	180,762	—
Deutsche Bank	02/03/2017	898,392 USD	900,000 CHF	199,425	—
Deutsche Bank	02/03/2017	5,288,766 USD	4,900,000 EUR	5,503	—
Deutsche Bank	02/03/2017	8,432,620 USD	6,700,000 GBP	—	(3,888)
Deutsche Bank	02/03/2017	3,529,296 USD	399,300,000 JPY	7,236	—
Deutsche Bank	02/03/2017	403,344 USD	3,500,000 NOK	123,882	—
Deutsche Bank	02/03/2017	5,718,804 USD	7,800,000 NZD	3,892	—
Deutsche Bank	02/03/2017	4,902,857 USD	42,900,000 SEK	3,740	—
Deutsche Bank	02/03/2017	212,715 USD	300,000 SGD	9,073	—
Deutsche Bank	02/21/2017	932,000 TRY	239,452 USD	—	(6,352)
Deutsche Bank	02/21/2017	248,208 USD	932,000 TRY	—	(2,403)
Deutsche Bank	02/22/2017	1,737,000 CAD	1,309,950 USD	—	(25,160)
Deutsche Bank	02/22/2017	7,812,000 ILS	2,046,617 USD	—	(26,688)
Deutsche Bank	02/22/2017	177,771,000 JPY	1,554,776 USD	—	(20,454)
Deutsche Bank	02/22/2017	3,952,623,000 KRW	3,354,513 USD	—	(67,735)
Deutsche Bank	02/22/2017	32,654,000 NOK	3,843,477 USD	—	(116,070)
Deutsche Bank	02/22/2017	42,635,000 THB	1,203,315 USD	—	(7,345)
Deutsche Bank	02/22/2017	6,598,378 USD	8,792,000 AUD	66,485	—
Deutsche Bank	02/22/2017	3,603,980 USD	3,624,000 CHF	61,676	—
Deutsche Bank	02/22/2017	480,662 USD	3,356,000 DKK	6,883	—
Deutsche Bank	02/22/2017	2,764,550 USD	2,596,000 EUR	39,753	—
Deutsche Bank	02/22/2017	1,923,370 USD	1,568,000 GBP	49,812	—
Deutsche Bank	02/22/2017	602,202 USD	5,378,000 SEK	13,121	—
Deutsche Bank	02/22/2017	360,614 USD	515,000 SGD	4,865	—
HSBC	02/03/2017	19,400,000 AUD	14,512,694 USD	—	(199,941)
HSBC	02/03/2017	9,000,000 CAD	6,800,845 USD	—	(115,644)
HSBC	02/03/2017	6,500,000 CHF	6,487,673 USD	—	(81,272)
HSBC	02/03/2017	6,400,000 EUR	6,922,042 USD	13,006	—
HSBC	02/03/2017	2,800,000 GBP	3,571,750 USD	49,295	—
HSBC	02/03/2017	781,400,000 JPY	6,932,867 USD	12,140	—
HSBC	02/03/2017	9,400,000 NOK	1,125,546 USD	—	(14,125)
HSBC	02/03/2017	14,000,000 NZD	10,261,384 USD	—	(10,121)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Global Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at January 31, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
HSBC	02/03/2017	52,200,000 SEK	5,961,831 USD	—	(6,100)
HSBC	02/03/2017	3,600,000 SGD	2,553,490 USD	—	(900)
HSBC	02/03/2017	14,736,182 USD	19,400,000 AUD	—	(23,547)
HSBC	02/03/2017	6,906,311 USD	9,000,000 CAD	10,178	—
HSBC	02/03/2017	6,582,698 USD	6,500,000 CHF	—	(13,753)
HSBC	02/03/2017	6,915,021 USD	6,400,000 EUR	—	(5,985)
HSBC	02/03/2017	3,523,772 USD	2,800,000 GBP	—	(1,317)
HSBC	02/03/2017	103,585 USD	12,200,000 JPY	13,917	—
HSBC	02/03/2017	1,140,796 USD	9,400,000 NOK	—	(1,125)
HSBC	02/03/2017	9,993,802 USD	14,000,000 NZD	277,703	—
HSBC	02/03/2017	5,753,533 USD	52,200,000 SEK	214,398	—
HSBC	02/03/2017	2,539,086 USD	3,600,000 SGD	15,305	—
HSBC	02/21/2017	20,452,000 PLN	4,961,218 USD	—	(144,199)
HSBC	02/21/2017	1,059,803 USD	700,000,000 CLP	18,145	—
Morgan Stanley	02/21/2017	5,500,000,000 COP	1,867,572 USD	—	(6,855)
Morgan Stanley	02/21/2017	39,000,000,000 IDR	2,915,757 USD	—	(1,638)
Morgan Stanley	02/21/2017	119,000,000 THB	3,356,699 USD	—	(22,446)
Morgan Stanley	02/21/2017	1,861,567 USD	5,500,000,000 COP	12,860	—
Morgan Stanley	02/21/2017	2,044,565 USD	123,000,000 RUB	—	(3,539)
Standard Chartered	02/21/2017	7,726,328 GBP	9,420,171 USD	—	(302,535)
Standard Chartered	02/21/2017	118,000,000 INR	1,722,628 USD	—	(18,909)
Standard Chartered	02/21/2017	3,613,000 MXN	173,430 USD	611	—
Standard Chartered	02/21/2017	4,909,839 USD	4,027,000 GBP	157,683	—
Standard Chartered	02/21/2017	1,729,698 USD	118,000,000 INR	11,838	—
Standard Chartered	02/21/2017	165,841 USD	3,613,000 MXN	6,978	—
State Street	02/03/2017	5,100,000 AUD	3,867,738 USD	—	(16)
State Street	02/03/2017	1,300,000 CAD	997,173 USD	—	(1,875)
State Street	02/03/2017	200,000 CHF	199,660 USD	—	(2,462)
State Street	02/03/2017	2,800,000 EUR	3,021,850 USD	—	(853)
State Street	02/03/2017	1,100,000 GBP	1,404,148 USD	20,326	—
State Street	02/03/2017	521,100,000 JPY	4,607,016 USD	—	(8,279)
State Street	02/03/2017	22,500,000 NOK	2,693,037 USD	—	(34,900)
State Street	02/03/2017	3,700,000 NZD	2,641,634 USD	—	(72,979)
State Street	02/03/2017	34,200,000 SEK	3,905,823 USD	—	(4,200)
State Street	02/03/2017	700,000 SGD	487,731 USD	—	(41,307)
State Street	02/03/2017	957,284 USD	1,300,000 AUD	66,699	—
State Street	02/03/2017	982,378 USD	1,300,000 CAD	16,670	—
State Street	02/03/2017	202,502 USD	200,000 CHF	—	(380)
State Street	02/03/2017	3,029,690 USD	2,800,000 EUR	—	(6,987)
State Street	02/03/2017	1,257,521 USD	1,000,000 GBP	2,587	—
State Street	02/03/2017	78,698 USD	9,100,000 JPY	1,899	—
State Street	02/03/2017	4,543,740 USD	512,000,000 JPY	—	(9,043)
State Street	02/03/2017	58,212 USD	500,000 NOK	2,409	—
State Street	02/03/2017	2,673,032 USD	22,000,000 NOK	—	(5,716)
State Street	02/03/2017	2,713,136 USD	3,700,000 NZD	1,476	—
State Street	02/03/2017	3,767,764 USD	34,200,000 SEK	142,259	—
State Street	02/03/2017	5,819,082 USD	8,200,000 SGD	—	(747)
State Street	02/21/2017	2,530,000 BRL	797,227 USD	—	(2,054)
State Street	02/21/2017	780,142 USD	2,530,000 BRL	19,139	—
UBS	02/03/2017	18,000,000 AUD	13,640,886 USD	—	(15,368)
UBS	02/03/2017	1,300,000 CAD	996,410 USD	—	(5,235)
UBS	02/03/2017	6,900,000 CHF	6,886,777 USD	—	(86,411)
UBS	02/03/2017	13,200,000 EUR	14,241,229 USD	—	(8,656)
UBS	02/03/2017	5,200,000 GBP	6,532,578 USD	—	(19,877)
UBS	02/03/2017	25,600,000 JPY	225,410 USD	—	(39,840)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2017	21

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at January 31, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
UBS	02/03/2017	14,200,000 NOK	1,722,559 USD	928	—
UBS	02/03/2017	300,000 NOK	35,691 USD	—	(681)
UBS	02/03/2017	1,400,000 NZD	1,025,467 USD	—	(1,684)
UBS	02/03/2017	2,000,000 SEK	217,814 USD	—	(228,683)
UBS	02/03/2017	5,100,000 SGD	3,617,295 USD	—	(3,210)
UBS	02/03/2017	216,058 USD	300,000 AUD	195,691	—
UBS	02/03/2017	229,756 USD	300,000 CAD	26,751	—
UBS	02/03/2017	501,019 USD	500,000 CHF	9,633	—
UBS	02/03/2017	6,176,577 USD	6,100,000 CHF	—	(11,874)
UBS	02/03/2017	639,766 USD	600,000 EUR	7,956	—
UBS	02/03/2017	13,633,074 USD	12,600,000 EUR	—	(30,911)
UBS	02/03/2017	251,545 USD	200,000 GBP	7,708	—
UBS	02/03/2017	6,256,173 USD	4,900,000 GBP	—	(91,877)
UBS	02/03/2017	228,351 USD	26,200,000 JPY	3,717	—
UBS	02/03/2017	17,260,595 USD	1,945,200,000 JPY	—	(32,287)
UBS	02/03/2017	348,433 USD	2,900,000 NOK	21,121	—
UBS	02/03/2017	505,914 USD	700,000 NZD	19,929	—
UBS	02/03/2017	5,107,340 USD	44,700,000 SEK	17,987	—
UBS	02/03/2017	70,278 USD	100,000 SGD	23,343	—
Total				4,185,574	(5,056,745)
Futures contracts outstanding at January 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Australian 10-Year Bond	279	AUD	27,146,691	03/2017	143,013	—
Euro-Bund	106	EUR	18,552,045	03/2017	29,371	—
Euro-OAT	119	EUR	18,995,450	03/2017	—	(284,237)
Japanese 10-Year Government Bond	1	JPY	1,327,429	03/2017	—	(2,913)
Long Gilt	27	GBP	4,207,366	03/2017	—	(2,623)
Russell 2000 Mini	4	USD	271,900	03/2017	—	(5,547)
TOPIX Index	46	JPY	6,180,321	03/2017	137,711	—
TOPIX Index	91	JPY	12,226,286	03/2017	—	(233,909)
U.S. Treasury 5-Year Note	70	USD	8,250,703	03/2017	54,050	—
U.S. Treasury 5-Year Note	374	USD	44,082,328	03/2017	764	—
U.S. Treasury 5-Year Note	3	USD	353,602	03/2017	299	—
Total			141,594,121		365,208	(529,229)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Canadian 10-Year Bond	(16)	CAD	(1,689,944)	03/2017	17,525	—
Euro-Bobl	(97)	EUR	(13,920,344)	03/2017	—	(39,833)
Euro-BTP	(137)	EUR	(19,360,472)	03/2017	307,063	—
Euro-Buxl 30-Year	(23)	EUR	(4,151,324)	03/2017	92,806	—
FTSE 100 Index	(70)	GBP	(6,204,264)	03/2017	—	(193,969)
Swiss Federal Bond	(27)	CHF	(4,386,630)	03/2017	—	(16,421)
U.S. Treasury 10-Year Note	(49)	USD	(6,098,969)	03/2017	20,957	—
U.S. Treasury 2-Year Note	(36)	USD	(7,804,688)	03/2017	4,998	—
U.S. Treasury Ultra 10-Year Note	(23)	USD	(3,085,594)	03/2017	—	(9,028)
U.S. Treasury Ultra 10-Year Note	(52)	USD	(6,976,125)	03/2017	—	(31,401)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Global Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Short futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	(104)	USD	(13,952,250)	03/2017	—	(90,963)
U.S. Ultra Bond	(3)	USD	(482,062)	03/2017	3,932	—
Total			(88,112,666)		447,281	(381,615)
Interest rate swap contracts outstanding at January 31, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed rate of 1.727%	8/19/2026	USD	5,000,000	281,024	—
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed rate of 1.740%	8/19/2026	USD	5,000,000	274,737	—
Total						555,761	—

Cleared interest rate swaps contracts outstanding at January 31, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Fixed rate of 0.989%	3-Month USD LIBOR-BBA	7/27/2018	USD	20,000,000	—	(111,384)
Morgan Stanley	Fixed rate of 0.992%	3-Month USD LIBOR-BBA	7/27/2018	USD	5,000,000	—	(27,637)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.794%	8/19/2046	USD	3,500,000	650,512	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.788%	8/19/2046	USD	1,000,000	187,214	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.780%	8/22/2046	USD	4,500,000	851,209	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.716%	8/26/2046	USD	4,500,000	914,344	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.787%	8/31/2046	USD	2,500,000	468,349	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.921%	9/16/2046	USD	1,500,000	238,324	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.761%	9/30/2046	USD	1,500,000	291,750	—
Total						3,601,702	(139,021)
Credit default swap contracts outstanding at January 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	USD	10,000,000	608,043	(11,945)	616,761	—	—	(20,663)
Barclays	People’s Republic of China	6/20/21	1.000	USD	5,000,000	6,248	(5,972)	46,106	—	—	(45,830)
Barclays	Republic of Turkey	6/20/21	1.000	USD	5,000,000	294,445	(5,972)	305,171	—	—	(16,698)
Goldman Sachs International	People’s Republic of China	6/20/21	1.000	USD	5,000,000	6,248	(5,972)	26,880	—	—	(26,604)
Total								994,918	—	—	(109,795)
Cleared credit default swap contracts outstanding at January 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	USD	5,000,000	—	(17,652)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	2.000	USD	71,400,000	—	(191,367)
Total						—	(209,019)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2017	23

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Credit default swap contracts outstanding at January 31, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.372	USD	(15,000,000)	(912,064)	17,917	—	(954,340)	60,193	—
Barclays	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	2.372	USD	(10,000,000)	(608,041)	11,944	—	(595,975)	—	(122)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/47	3.000	3.966	USD	(10,000,000)	(538,816)	5,833	—	(864,271)	331,288	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/47	3.000	3.966	USD	(10,000,000)	(538,817)	5,833	—	(950,855)	417,871	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/47	3.000	3.966	USD	(5,000,000)	(269,409)	2,917	—	(459,994)	193,502	—
Total									—	(3,825,435)	1,002,854	(122)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Cleared credit default swap contracts outstanding at January 31, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	3.500	USD	(13,500,000)	540,609	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2026	1.000	1.083	USD	(10,000,000)	104,893	—
Total							645,502	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Global Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	2,220,763	3,334,507	—	5,555,270	—	—	—	31,387,272
Columbia Diversified Absolute Return Fund, Class I Shares	1,338,683	—	(212,766)	1,125,917	—	(87,234)	—	10,673,697
Columbia Mortgage Opportunities Fund, Class I Shares	2,472,902	71,106	(1,524,112)	1,019,896	278,815	(254,456)	571,336	10,045,980
Columbia Short-Term Cash Fund, 0.662%	41,462,459	186,880,698	(160,700,048)	67,643,109	—	312	127,017	67,643,109
Total	47,494,807	190,286,311	(162,436,926)	75,344,192	278,815	(341,378)	698,353	119,750,058

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $39,641,427or 6.60% of net assets.
(d)	Variable rate security.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2017, the value of these securities amounted to $64,513, which represents 0.01% of net assets.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Principal and interest may not be guaranteed by the government.
(h)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security purchased on a when-issued or delayed delivery basis.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Zero coupon bond.
(l)	The rate shown is the seven-day current annualized yield at January 31, 2017.
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2017	25

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Currency Legend  (continued)
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russia Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements - Security Valauation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Global Opportunities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Investment Funds	42,060,969	—	—	—	42,060,969
Asset-Backed Securities — Non-Agency	—	100,019	—	—	100,019
Common Stocks
Argentina	526,607	—	—	—	526,607
Australia	—	2,504,048	—	—	2,504,048
Brazil	3,143,390	—	—	—	3,143,390
Canada	2,037,522	—	—	—	2,037,522
China	4,814,838	7,568,826	—	—	12,383,664
Denmark	—	1,531,979	—	—	1,531,979
Finland	—	1,817,862	—	—	1,817,862
France	—	11,680,043	—	—	11,680,043
Germany	—	7,022,766	—	—	7,022,766
Hong Kong	—	1,310,150	—	—	1,310,150
India	956,542	4,393,266	—	—	5,349,808
Indonesia	—	2,176,807	—	—	2,176,807
Ireland	2,239,460	1,762,132	—	—	4,001,592
Israel	—	2,750,008	—	—	2,750,008
Italy	—	753,980	—	—	753,980
Japan	—	31,531,172	—	—	31,531,172
Latvia	—	121,881	—	—	121,881
Malaysia	—	235,865	—	—	235,865
Malta	—	—	1	—	1
Mexico	647,379	—	—	—	647,379
Netherlands	748,363	6,571,262	—	—	7,319,625
Norway	94,996	4,543,867	—	—	4,638,863
Panama	131,784	—	—	—	131,784
Peru	357,968	—	—	—	357,968
Philippines	—	1,225,026	—	—	1,225,026
Portugal	—	—	20,768	—	20,768
Puerto Rico	167,516	—	—	—	167,516
Russian Federation	2,086,810	2,625,218	—	—	4,712,028
Singapore	3,196,589	1,438,525	—	—	4,635,114
South Africa	—	2,655,916	—	—	2,655,916
South Korea	—	7,527,121	—	—	7,527,121
Spain	—	3,689,430	—	—	3,689,430
Sweden	—	2,934,982	—	—	2,934,982
Switzerland	—	7,184,772	—	—	7,184,772
Taiwan	—	3,381,870	—	—	3,381,870
Thailand	—	2,800,330	—	—	2,800,330
United Kingdom	218,320	19,988,964	—	—	20,207,284
United States	155,854,538	—	43,744	—	155,898,282
Total Common Stocks	177,222,622	143,728,068	64,513	—	321,015,203
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2017	27

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Convertible Preferred Stocks
United States	1,498,103	—	—	—	1,498,103
Total Convertible Preferred Stocks	1,498,103	—	—	—	1,498,103
Corporate Bonds & Notes	—	64,291,034	—	—	64,291,034
Exchange-Traded Funds	4,248,995	—	—	—	4,248,995
Fixed-Income Funds	10,045,980	—	—	—	10,045,980
Foreign Government Obligations	—	64,219,114	—	—	64,219,114
Inflation-Indexed Bonds	—	1,320,252	—	—	1,320,252
Residential Mortgage-Backed Securities - Agency	—	34,685,605	—	—	34,685,605
Residential Mortgage-Backed Securities - Non-Agency	—	563,230	—	—	563,230
U.S. Government & Agency Obligations	—	5,741,237	—	—	5,741,237
Money Market Funds	—	—	—	67,643,109	67,643,109
Total Investments	235,076,669	314,648,559	64,513	67,643,109	617,432,850
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	4,185,574	—	—	4,185,574
Futures Contracts	812,489	—	—	—	812,489
Swap Contracts	—	5,805,819	—	—	5,805,819
Liability
Forward Foreign Currency Exchange Contracts	—	(5,056,745)	—	—	(5,056,745)
Futures Contracts	(910,844)	—	—	—	(910,844)
Swap Contracts	—	(457,957)	—	—	(457,957)
Total	234,978,314	319,125,250	64,513	67,643,109	621,811,186
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Global Opportunities Fund | Semiannual Report 2017

Statement of Assets and Liabilities
January 31, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$465,437,461
Affiliated issuers, at cost	119,821,747
Total investments, at cost	585,259,208
Investments, at value
Unaffiliated issuers, at value	497,682,792
Affiliated issuers, at value	119,750,058
Total investments, at value	617,432,850
Cash	11,004
Foreign currency (identified cost $1,948,208)	1,955,940
Cash collateral held at broker	1,760,000
Margin deposits	2,695,644
Unrealized appreciation on forward foreign currency exchange contracts	4,185,574
Unrealized appreciation on swap contracts	1,558,615
Premiums paid on outstanding swap contracts	994,918
Receivable for:
Investments sold	25,077,688
Capital shares sold	152,007
Dividends	288,618
Interest	1,498,123
Foreign tax reclaims	240,799
Variation margin	214,775
Prepaid expenses	2,470
Other assets	21,160
Total assets	658,090,185
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	5,056,745
Unrealized depreciation on swap contracts	109,917
Premiums received on outstanding swap contracts	3,825,435
Payable for:
Investments purchased	18,802,442
Investments purchased on a delayed delivery basis	27,591,076
Capital shares purchased	865,920
Variation margin	657,664
Foreign capital gains taxes deferred	93,819
Management services fees	10,770
Distribution and/or service fees	4,688
Transfer agent fees	60,473
Plan administration fees	1
Compensation of board members	77,042
Compensation of chief compliance officer	62
Other expenses	89,948
Other liabilities	282
Total liabilities	57,246,284
Net assets applicable to outstanding capital stock	$600,843,901
Represented by
Paid in capital	721,480,937
Excess of distributions over net investment income	(1,107,641)
Accumulated net realized loss	(155,975,718)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	32,245,331
Investments - affiliated issuers	(71,689)
Foreign currency translations	(11,837)
Forward foreign currency exchange contracts	(871,171)
Futures contracts	(98,355)
Swap contracts	5,347,862
Foreign capital gains tax	(93,818)
Total - representing net assets applicable to outstanding capital stock	$600,843,901
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2017	29

Statement of Assets and Liabilities  (continued)
January 31, 2017 (Unaudited)
Class A
Net assets	$564,458,250
Shares outstanding	47,753,963
Net asset value per share	$11.82
Maximum offering price per share(a)	$12.54
Class B
Net assets	$3,524,922
Shares outstanding	305,137
Net asset value per share	$11.55
Class C
Net assets	$26,035,016
Shares outstanding	2,267,932
Net asset value per share	$11.48
Class K
Net assets	$213,116
Shares outstanding	17,954
Net asset value per share	$11.87
Class R
Net assets	$489,487
Shares outstanding	41,730
Net asset value per share	$11.73
Class R4
Net assets	$107,238
Shares outstanding	9,024
Net asset value per share	$11.88
Class R5
Net assets	$136,162
Shares outstanding	11,429
Net asset value per share	$11.91
Class W
Net assets	$2,500
Shares outstanding	212
Net asset value per share(b)	$11.77
Class Z
Net assets	$5,877,210
Shares outstanding	495,763
Net asset value per share	$11.85

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Global Opportunities Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended January 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,565,215
Dividends — affiliated issuers	698,353
Interest	3,138,680
Foreign taxes withheld	(143,141)
Total income	7,259,107
Expenses:
Management services fees	2,047,753
Distribution and/or service fees
Class A	738,480
Class B	22,659
Class C	133,297
Class R	1,108
Class W	4
Transfer agent fees
Class A	409,278
Class B	3,122
Class C	18,472
Class K	52
Class R	309
Class R4	50
Class R5	32
Class W	2
Class Z	4,450
Plan administration fees
Class K	268
Compensation of board members	14,714
Custodian fees	92,133
Printing and postage fees	61,579
Registration fees	58,899
Audit fees	25,378
Legal fees	5,229
Compensation of chief compliance officer	62
Other	13,343
Total expenses	3,650,673
Net investment income	3,608,434
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2017	31

Statement of Operations  (continued)
Six Months Ended January 31, 2017 (Unaudited)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$4,593,343
Investments — affiliated issuers	(341,378)
Capital gain distributions from underlying affiliated funds	278,815
Foreign currency translations	(193,879)
Forward foreign currency exchange contracts	(7,304,066)
Futures contracts	(1,405,526)
Options purchased	(404,426)
Swap contracts	(81,591)
Net realized loss	(4,858,708)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,617,828)
Investments — affiliated issuers	1,208,843
Foreign currency translations	11,339
Forward foreign currency exchange contracts	858,912
Futures contracts	10,047
Options purchased	46,744
Swap contracts	5,134,069
Foreign capital gains tax	4,752
Net change in unrealized appreciation (depreciation)	3,656,878
Net realized and unrealized loss	(1,201,830)
Net increase in net assets resulting from operations	$2,406,604
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Global Opportunities Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations
Net investment income	$3,608,434	$8,175,580
Net realized gain (loss)	(4,858,708)	12,806,330
Net change in unrealized appreciation (depreciation)	3,656,878	(3,888,343)
Net increase in net assets resulting from operations	2,406,604	17,093,567
Distributions to shareholders
Net investment income
Class A	(15,218,545)	—
Class B	(77,047)	—
Class C	(519,588)	—
Class K	(5,797)	—
Class R	(11,698)	—
Class R4	(2,976)	—
Class R5	(3,953)	—
Class W	(68)	—
Class Z	(174,276)	—
Total distributions to shareholders	(16,013,948)	—
Decrease in net assets from capital stock activity	(29,346,565)	(79,997,674)
Total decrease in net assets	(42,953,909)	(62,904,107)
Net assets at beginning of period	643,797,810	706,701,917
Net assets at end of period	$600,843,901	$643,797,810
Undistributed (excess of distributions over) net investment income	$(1,107,641)	$11,297,873
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2017	33

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	913,318	10,896,398	1,945,950	22,174,387
Distributions reinvested	1,309,804	15,154,428	—	—
Redemptions	(4,411,120)	(52,596,733)	(8,257,168)	(94,405,048)
Net decrease	(2,187,998)	(26,545,907)	(6,311,218)	(72,230,661)
Class B
Subscriptions	401	4,672	1,329	14,796
Distributions reinvested	6,767	76,608	—	—
Redemptions (a)	(152,868)	(1,776,276)	(609,419)	(6,788,062)
Net decrease	(145,700)	(1,694,996)	(608,090)	(6,773,266)
Class C
Subscriptions	161,299	1,862,672	257,785	2,865,025
Distributions reinvested	45,584	512,816	—	—
Redemptions	(256,274)	(2,960,391)	(483,083)	(5,373,294)
Net decrease	(49,391)	(584,903)	(225,298)	(2,508,269)
Class K
Distributions reinvested	492	5,727	—	—
Redemptions	—	—	(257)	(3,049)
Net increase (decrease)	492	5,727	(257)	(3,049)
Class R
Subscriptions	21,217	254,196	24,619	287,402
Distributions reinvested	388	4,457	—	—
Redemptions	(4,839)	(57,770)	(1,317)	(14,694)
Net increase	16,766	200,883	23,302	272,708
Class R4
Subscriptions	5,525	66,142	—	—
Distributions reinvested	249	2,900	—	—
Redemptions	(143)	(1,668)	(1,694)	(19,191)
Net increase (decrease)	5,631	67,374	(1,694)	(19,191)
Class R5
Subscriptions	838	10,106	293,670	3,347,871
Distributions reinvested	332	3,875	—	—
Redemptions	(265)	(3,167)	(285,368)	(3,374,184)
Net increase (decrease)	905	10,814	8,302	(26,313)
Class Z
Subscriptions	187,536	2,257,681	304,556	3,421,935
Distributions reinvested	11,555	134,034	—	—
Redemptions	(265,202)	(3,197,272)	(186,739)	(2,131,568)
Net increase (decrease)	(66,111)	(805,557)	117,817	1,290,367
Total net decrease	(2,425,406)	(29,346,565)	(6,997,136)	(79,997,674)

(a)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Global Opportunities Fund | Semiannual Report 2017

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Columbia Global Opportunities Fund | Semiannual Report 2017	35

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Tax return of capital
Class A
01/31/2017 (c)	$12.09	0.07	(0.02)	0.05	(0.32)	—
07/31/2016	$11.73	0.15	0.21	0.36	—	—
07/31/2015	$11.68	0.11	(0.06)	0.05	—	—
07/31/2014	$10.89	0.13	0.83	0.96	(0.17)	—
07/31/2013	$9.89	0.16	1.05	1.21	(0.21)	—
07/31/2012 (f)	$8.75	0.14	1.16	1.30	(0.16)	—
09/30/2011	$9.02	0.18	(0.19)	(0.01)	(0.24)	(0.02)
Class B
01/31/2017 (c)	$11.78	0.03	(0.02)	0.01	(0.24)	—
07/31/2016	$11.52	0.05	0.21	0.26	—	—
07/31/2015	$11.56	0.02	(0.06)	(0.04)	—	—
07/31/2014	$10.78	0.05	0.81	0.86	(0.08)	—
07/31/2013	$9.79	0.08	1.04	1.12	(0.13)	—
07/31/2012 (f)	$8.67	0.08	1.14	1.22	(0.10)	—
09/30/2011	$8.93	0.11	(0.18)	(0.07)	(0.18)	(0.01)
Class C
01/31/2017 (c)	$11.71	0.03	(0.02)	0.01	(0.24)	—
07/31/2016	$11.44	0.06	0.21	0.27	—	—
07/31/2015	$11.48	0.03	(0.07)	(0.04)	—	—
07/31/2014	$10.71	0.05	0.80	0.85	(0.08)	—
07/31/2013	$9.73	0.08	1.03	1.11	(0.13)	—
07/31/2012 (f)	$8.61	0.08	1.15	1.23	(0.11)	—
09/30/2011	$8.88	0.11	(0.19)	(0.08)	(0.18)	(0.01)
Class K
01/31/2017 (c)	$12.15	0.08	(0.03)	0.05	(0.33)	—
07/31/2016	$11.77	0.16	0.22	0.38	—	—
07/31/2015	$11.71	0.13	(0.07)	0.06	—	—
07/31/2014	$10.92	0.15	0.82	0.97	(0.18)	—
07/31/2013	$9.91	0.17	1.06	1.23	(0.22)	—
07/31/2012 (f)	$8.77	0.15	1.16	1.31	(0.17)	—
09/30/2011	$9.04	0.20	(0.19)	0.01	(0.26)	(0.02)
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Global Opportunities Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.32)	$11.82	0.49%	1.12% (d)	1.12% (d)	1.23% (d)	54%	$564,458
—	$12.09	3.07%	1.14%	1.14% (e)	1.30%	127%	$603,849
—	$11.73	0.43%	1.15%	1.15%	0.98%	104%	$659,873
(0.17)	$11.68	8.84%	1.18%	1.18% (e)	1.16%	104%	$754,577
(0.21)	$10.89	12.35%	1.19%	1.15% (e)	1.52%	150%	$777,874
(0.16)	$9.89	14.95%	1.20% (d)	1.15% (d)	1.80% (d)	129%	$794,822
(0.26)	$8.75	(0.24%)	1.13%	1.13% (e)	1.93%	142%	$774,665

(0.24)	$11.55	0.09%	1.87% (d)	1.87% (d)	0.50% (d)	54%	$3,525
—	$11.78	2.26%	1.89%	1.89% (e)	0.45%	127%	$5,312
—	$11.52	(0.35%)	1.90%	1.90%	0.21%	104%	$12,196
(0.08)	$11.56	8.04%	1.93%	1.93% (e)	0.40%	104%	$25,502
(0.13)	$10.78	11.56%	1.94%	1.90% (e)	0.78%	150%	$34,389
(0.10)	$9.79	14.19%	1.96% (d)	1.90% (d)	1.05% (d)	129%	$40,387
(0.19)	$8.67	(0.94%)	1.87%	1.87% (e)	1.18%	142%	$47,580

(0.24)	$11.48	0.09%	1.87% (d)	1.87% (d)	0.48% (d)	54%	$26,035
—	$11.71	2.36%	1.89%	1.89% (e)	0.55%	127%	$27,133
—	$11.44	(0.35%)	1.90%	1.90%	0.23%	104%	$29,100
(0.08)	$11.48	8.00%	1.93%	1.93% (e)	0.41%	104%	$34,467
(0.13)	$10.71	11.55%	1.94%	1.90% (e)	0.77%	150%	$33,299
(0.11)	$9.73	14.31%	1.95% (d)	1.90% (d)	1.05% (d)	129%	$31,649
(0.19)	$8.61	(1.02%)	1.88%	1.88% (e)	1.17%	142%	$29,619

(0.33)	$11.87	0.49%	1.03% (d)	1.03% (d)	1.31% (d)	54%	$213
—	$12.15	3.23%	1.05%	1.05%	1.40%	127%	$212
—	$11.77	0.51%	1.04%	1.04%	1.08%	104%	$209
(0.18)	$11.71	8.97%	1.04%	1.04%	1.30%	104%	$239
(0.22)	$10.92	12.55%	1.03%	1.02%	1.66%	150%	$232
(0.17)	$9.91	14.99%	1.06% (d)	1.05% (d)	1.91% (d)	129%	$232
(0.28)	$8.77	(0.12%)	0.98%	0.98%	2.07%	142%	$384
Columbia Global Opportunities Fund | Semiannual Report 2017	37

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Tax return of capital
Class R
01/31/2017 (c)	$11.99	0.06	(0.03)	0.03	(0.29)	—
07/31/2016	$11.67	0.15	0.17	0.32	—	—
07/31/2015	$11.66	0.07	(0.06)	0.01	—	—
07/31/2014	$10.87	0.10	0.83	0.93	(0.14)	—
07/31/2013	$9.88	0.13	1.04	1.17	(0.18)	—
07/31/2012 (f)	$8.74	0.12	1.16	1.28	(0.14)	—
09/30/2011	$9.01	0.16	(0.19)	(0.03)	(0.22)	(0.02)
Class R4
01/31/2017 (c)	$12.17	0.09	(0.03)	0.06	(0.35)	—
07/31/2016	$11.77	0.17	0.23	0.40	—	—
07/31/2015	$11.71	0.17	(0.11)	0.06	—	—
07/31/2014	$10.92	0.15	0.83	0.98	(0.19)	—
07/31/2013 (g)	$10.06	0.15	0.86	1.01	(0.15)	—
Class R5
01/31/2017 (c)	$12.20	0.08	(0.01)	0.07	(0.36)	—
07/31/2016	$11.80	0.19	0.21	0.40	—	—
07/31/2015	$11.71	0.17	(0.08)	0.09	—	—
07/31/2014	$10.92	0.18	0.83	1.01	(0.22)	—
07/31/2013 (h)	$10.06	0.14	0.88	1.02	(0.16)	—
Class W
01/31/2017 (c)	$12.05	0.07	(0.03)	0.04	(0.32)	—
07/31/2016	$11.70	0.14	0.21	0.35	—	—
07/31/2015	$11.66	0.11	(0.07)	0.04	—	—
07/31/2014 (i)	$11.77	0.00 (j)	(0.11) (k)	(0.11)	—	—
Class Z
01/31/2017 (c)	$12.14	0.09	(0.03)	0.06	(0.35)	—
07/31/2016	$11.75	0.18	0.21	0.39	—	—
07/31/2015	$11.67	0.15	(0.07)	0.08	—	—
07/31/2014	$10.88	0.16	0.82	0.98	(0.19)	—
07/31/2013	$9.88	0.18	1.05	1.23	(0.23)	—
07/31/2012 (f)	$8.73	0.17	1.16	1.33	(0.18)	—
09/30/2011	$9.01	0.21	(0.19)	0.02	(0.30)	0.00 (j)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.
(g)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(h)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(i)	Class W shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.
(j)	Rounds to zero.
(k)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of the Fund’s units issued and units redeemed in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Global Opportunities Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.29)	$11.73	0.33%	1.38% (d)	1.38% (d)	0.96% (d)	54%	$489
—	$11.99	2.74%	1.39%	1.39% (e)	1.33%	127%	$299
—	$11.67	0.09%	1.48%	1.48%	0.65%	104%	$19
(0.14)	$11.66	8.63%	1.43%	1.43% (e)	0.90%	104%	$3
(0.18)	$10.87	11.99%	1.44%	1.40%	1.28%	150%	$5
(0.14)	$9.88	14.77%	1.48% (d)	1.40% (d)	1.55% (d)	129%	$4
(0.24)	$8.74	(0.49%)	1.36%	1.36%	1.68%	142%	$4

(0.35)	$11.88	0.56%	0.88% (d)	0.88% (d)	1.42% (d)	54%	$107
—	$12.17	3.40%	0.89%	0.89% (e)	1.51%	127%	$41
—	$11.77	0.51%	0.92%	0.92%	1.47%	104%	$60
(0.19)	$11.71	9.07%	0.98%	0.98% (e)	1.34%	104%	$3
(0.15)	$10.92	10.14%	0.93% (d)	0.92% (d)	1.98% (d)	150%	$3

(0.36)	$11.91	0.63%	0.78% (d)	0.78% (d)	1.35% (d)	54%	$136
—	$12.20	3.39%	0.81%	0.81%	1.64%	127%	$128
—	$11.80	0.77%	0.80%	0.80%	1.44%	104%	$26
(0.22)	$11.71	9.31%	0.74%	0.74%	1.57%	104%	$3
(0.16)	$10.92	10.22%	0.83% (d)	0.81% (d)	1.82% (d)	150%	$3

(0.32)	$11.77	0.40%	1.12% (d)	1.12% (d)	1.20% (d)	54%	$3
—	$12.05	2.99%	1.14%	1.14% (e)	1.29%	127%	$3
—	$11.70	0.34%	1.21%	1.21%	0.91%	104%	$2
—	$11.66	(0.93%)	1.17% (d)	1.17% (d),(e)	0.36% (d)	104%	$2

(0.35)	$11.85	0.56%	0.87% (d)	0.87% (d)	1.50% (d)	54%	$5,877
—	$12.14	3.32%	0.89%	0.89% (e)	1.62%	127%	$6,820
—	$11.75	0.69%	0.90%	0.90%	1.25%	104%	$5,216
(0.19)	$11.67	9.11%	0.93%	0.93% (e)	1.41%	104%	$4,726
(0.23)	$10.88	12.65%	0.94%	0.90% (e)	1.75%	150%	$1,023
(0.18)	$9.88	15.31%	0.94% (d)	0.88% (d)	2.06% (d)	129%	$787
(0.30)	$8.73	0.01%	0.89%	0.89% (e)	2.28%	142%	$335
Columbia Global Opportunities Fund | Semiannual Report 2017	39

Notes to Financial Statements
January 31, 2017 (Unaudited)
Note 1. Organization
Columbia Global Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class K shares are not subject to sales charges, however this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Effective March 27, 2017, Class W shares are no longer offered for sale. Class W shares, when available, were not subject to sales charges and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Effective March 27, 2017, Class W shares were renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
40	Columbia Global Opportunities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Columbia Global Opportunities Fund | Semiannual Report 2017	41

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
42	Columbia Global Opportunities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, to recover an underweight country exposure in its portfolio or to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Columbia Global Opportunities Fund | Semiannual Report 2017	43

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments, to protect gains and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
44	Columbia Global Opportunities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
Columbia Global Opportunities Fund | Semiannual Report 2017	45

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	1,648,356*
Credit risk	Premiums paid on outstanding swap contracts	994,918
Equity risk	Net assets — unrealized appreciation on futures contracts	137,711*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	4,185,574
Interest rate risk	Net assets — unrealized appreciation on futures contracts	674,778*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	4,157,463*
Total		11,798,800

46	Columbia Global Opportunities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	318,936*
Credit risk	Premiums received on outstanding swap contracts	3,825,435
Equity risk	Net assets — unrealized depreciation on futures contracts	433,425*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	5,056,745
Interest rate risk	Net assets — unrealized depreciation on futures contracts	477,419*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	139,021*
Total		10,250,981

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(142,034)	(142,034)
Equity risk	—	(1,641,192)	(86,563)	—	(1,727,755)
Foreign exchange risk	(7,304,066)	—	(170,520)	—	(7,474,586)
Interest rate risk	—	235,666	(147,343)	60,443	148,766
Total	(7,304,066)	(1,405,526)	(404,426)	(81,591)	(9,195,609)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	1,166,008	1,166,008
Equity risk	—	986,000	46,744	—	1,032,744
Foreign exchange risk	858,912	—	—	—	858,912
Interest rate risk	—	(975,953)	—	3,968,061	2,992,108
Total	858,912	10,047	46,744	5,134,069	6,049,772
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	183,987,693
Futures contracts — short	158,359,337
Credit default swap contracts — buy protection	98,900,000
Credit default swap contracts — sell protection	65,500,000

Derivative instrument	Average market value ($)
Options contracts — purchased	58,594

Columbia Global Opportunities Fund | Semiannual Report 2017	47

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	3,748,450	(4,107,902)
Interest rate swap contracts	2,907,541	(69,511)

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2017.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
48	Columbia Global Opportunities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Columbia Global Opportunities Fund | Semiannual Report 2017	49

Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2017:
	Barclays ($)	BNP Paribas ($)	Citi ($)	Credit Suisse ($)	Deutsche Bank ($)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Standard Chartered ($)	State Street ($)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts(b)	-	-	-	-	-	-	-	-	-	645,502	-	-	-	645,502
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	-	-	-	3,601,702	-	-	-	3,601,702
Forward foreign currency exchange contracts	669,830	306,878	752,431	116,547	917,603	-	624,087	-	12,860	-	177,110	273,464	334,764	4,185,574
OTC credit default swap contracts (c)	884,848	-	-	-	-	276	-	-	-	-	-	-	-	885,124
OTC interest rate swap contracts (c)	-	-	-	-	-	-	-	555,761	-	-	-	-	-	555,761
Total Assets	1,554,678	306,878	752,431	116,547	917,603	276	624,087	555,761	12,860	4,247,204	177,110	273,464	334,764	9,873,663
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	-	-	-	209,019	-	-	-	209,019
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	-	-	-	139,021	-	-	-	139,021
Forward foreign currency exchange contracts	538,318	335,206	611,925	1,057,921	771,032	-	618,029	-	34,478	-	321,444	191,798	576,594	5,056,745
OTC credit default swap contracts (c)	1,490,244	-	-	1,332,460	-	-	-	-	-	-	-	-	-	2,822,704
Total Liabilities	2,028,562	335,206	611,925	2,390,381	771,032	-	618,029	-	34,478	348,040	321,444	191,798	576,594	8,227,489
Total Financial and Derivative Net Assets	(473,884)	(28,328)	140,506	(2,273,834)	146,571	276	6,058	555,761	(21,618)	3,899,164	(144,334)	81,666	(241,830)	1,646,174
Total collateral received (pledged) (d)	(473,884)	-	-	(1,150,000)	-	-	-	555,761	-	-	-	-	-	(1,068,123)
Net Amount (e)	-	(28,328)	140,506	(1,123,834)	146,571	276	6,058	-	(21,618)	3,899,164	(144,334)	81,666	(241,830)	2,714,297

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
50	Columbia Global Opportunities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Global Opportunities Fund | Semiannual Report 2017	51

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.000% on assets invested in Columbia proprietary funds, including exchange-traded funds, that pay an investment management fee to the Investment Manager, (ii) a fee that declines from 0.720% to 0.520%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including other funds advised by the Investment Manager that do not pay an management services fee, derivatives and individual securities. The annualized effective management services fee rate for the six months ended January 31, 2017 was 0.649% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment
52	Columbia Global Opportunities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board of Trustees from time to time.
Columbia Global Opportunities Fund | Semiannual Report 2017	53

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.
For the six months ended January 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Class A	0.14%
Class B	0.14
Class C	0.14
Class K	0.05
Class R	0.14
Class R4	0.14
Class R5	0.05
Class W	0.14
Class Z	0.14
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2017, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,290,000 and $394,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2017, if any, are listed below:
Amount ($)
Class A	125,495
Class B	3
Class C	444
54	Columbia Global Opportunities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	December 1, 2016 through November 30, 2017	Prior to December 1, 2016
Class A	1.53%	1.37%
Class B	2.28	2.12
Class C	2.28	2.12
Class K	1.48	1.32
Class R	1.78	1.62
Class R4	1.28	1.12
Class R5	1.23	1.07
Class W	1.53	1.37
Class Z	1.28	1.12
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
585,259,000	51,240,000	(19,066,000)	32,174,000
The following capital loss carryforwards, determined at July 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	127,620,906	21,208,022	—	—	148,828,928
Columbia Global Opportunities Fund | Semiannual Report 2017	55

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $316,687,706 and $398,013,839, respectively, for the six months ended January 31, 2017, of which $211,812,221 and $212,743,203, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2017.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the
56	Columbia Global Opportunities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2017, affiliated shareholders of record owned 92.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Global Opportunities Fund | Semiannual Report 2017	57

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
58	Columbia Global Opportunities Fund | Semiannual Report 2017

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Columbia Global Opportunities Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR156_07_G01_(03/17)

SemiAnnual Report
January 31, 2017
Columbia Floating Rate Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Floating Rate Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Floating Rate Fund   |  Semiannual Report 2017

Columbia Floating Rate Fund  |  Semiannual Report 2017

Fund at a Glance
Investment objective
Columbia Floating Rate Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.
Portfolio management
Lynn Hopton
Co-manager
Managed Fund since 2006
Yvonne Stevens
Co-manager
Managed Fund since 2006
Steven Staver
Co-manager
Managed Fund since 2008
Ronald Launsbach, CFA
Co-manager
Managed Fund since 2012
Average annual total returns (%) (for the period ended January 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	02/16/06	3.86	10.84	4.62	3.70
	Including sales charges		0.80	7.55	3.99	3.39
Class B	Excluding sales charges	02/16/06	3.47	10.01	3.84	2.93
	Including sales charges		-1.53	5.01	3.49	2.93
Class C	Excluding sales charges	02/16/06	3.47	10.01	3.84	2.93
	Including sales charges		2.47	9.01	3.84	2.93
Class I		02/16/06	4.05	11.22	5.00	4.07
Class K		02/16/06	4.00	10.88	4.71	3.83
Class R *		09/27/10	3.73	10.56	4.36	3.46
Class R4 *		02/28/13	4.11	11.26	4.83	3.80
Class R5 *		08/01/08	4.13	11.27	4.97	3.98
Class W		12/01/06	3.95	10.90	4.64	3.67
Class Y *		06/01/15	4.05	11.23	4.74	3.76
Class Z *		09/27/10	4.00	11.12	4.88	3.86
Credit Suisse Leveraged Loan Index			4.51	11.27	5.04	4.30
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Prior to March 27, 2017, Class W shares were sold without a sales charge and, therefore, the returns shown for Class W shares do not reflect any sales charge. Effective March 27, 2017, Class W shares are renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Floating Rate Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
Portfolio breakdown (%) (at January 31, 2017)
Common Stocks	2.2
Corporate Bonds & Notes	1.7
Fixed-Income Funds	0.4
Money Market Funds	12.2
Preferred Stocks	0.0 (a)
Senior Loans	83.5
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2017)
BBB rating	3.3
BB rating	38.0
B rating	50.7
CCC rating	6.4
CC rating	0.1
Not rated	1.5
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody’s doesn’t rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. Additionally, the Investment Manager considers the interest rate to be paid on the investment, the portfolio’s exposure to a particular sector, and the relative value of the loan within the sector, among other factors.

4	Columbia Floating Rate Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2016 – January 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,038.60	1,020.23	5.35	5.30	1.03
Class B	1,000.00	1,000.00	1,034.70	1,016.41	9.23	9.15	1.78
Class C	1,000.00	1,000.00	1,034.70	1,016.41	9.23	9.15	1.78
Class I	1,000.00	1,000.00	1,040.50	1,022.01	3.54	3.50	0.68
Class K	1,000.00	1,000.00	1,040.00	1,020.49	5.09	5.05	0.98
Class R	1,000.00	1,000.00	1,037.30	1,018.96	6.64	6.58	1.28
Class R4	1,000.00	1,000.00	1,041.10	1,021.50	4.06	4.02	0.78
Class R5	1,000.00	1,000.00	1,041.30	1,021.71	3.85	3.81	0.74
Class W	1,000.00	1,000.00	1,039.50	1,020.23	5.35	5.30	1.03
Class Y	1,000.00	1,000.00	1,040.50	1,021.91	3.64	3.61	0.70
Class Z	1,000.00	1,000.00	1,040.00	1,021.50	4.05	4.02	0.78
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Floating Rate Fund | Semiannual Report 2017	5

Portfolio of Investments
January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 2.4%
Issuer	Shares	Value ($)
Consumer Discretionary 0.9%
Auto Components 0.1%
Delphi Automotive PLC	11,178	783,131
Automobiles —%
Dayco/Mark IV(a)	2,545	76,350
Diversified Consumer Services —%
Houghton Mifflin Harcourt Co.(a)	18,619	210,395
Household Durables —%
Rhodes Companies LLC (The)(b),(c)	109,053	0
Media 0.8%
Cengage Learning, Inc.(a)	77,986	857,846
Dex Media, Inc.(a)	18,060	45,150
HIBU Midco Shares(a),(c)	182,648	0
MGM Holdings II, Inc.(a)	68,207	6,559,228
Star Tribune Co. (The)(a),(b),(c)	1,098	—
Tribune Media Co.	29,872	861,509
tronc, Inc.	4,413	58,516
Total		8,382,249
Total Consumer Discretionary		9,452,125
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Arch Coal, Inc.(a)	36,309	2,613,885
Total Energy		2,613,885
Financials 0.1%
Capital Markets 0.1%
RCS Capital Corp.(a)	54,917	837,484
Total Financials		837,484
Information Technology —%
Software —%
Physical Eagle Topco Ltd.(a),(b),(c)	194,303	0
Total Information Technology		0
Materials 0.9%
Chemicals 0.8%
LyondellBasell Industries NV, Class A	91,857	8,567,503
Metals & Mining 0.1%
Aleris International, Inc.(a)	16,833	521,823
Total Materials		9,089,326
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc.(a)	15,044	373,543
Total Telecommunication Services		373,543
Utilities 0.3%
Electric Utilities 0.2%
Vistra Energy Corp	105,843	1,713,069
Independent Power and Renewable Electricity Producers 0.1%
Contura Energy, Inc.(a)	17,607	1,201,678
Templar Energy LLC(a)	54,590	429,893
Total		1,631,571
Total Utilities		3,344,640
Total Common Stocks (Cost $15,913,752)		25,711,003

Corporate Bonds & Notes 1.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.1%
Gardner Denver, Inc.(d)
08/15/21	6.875%	1,000,000	997,500
Food and Beverage 0.2%
Dole Food Co, Inc.(d)
05/01/19	7.250%	2,000,000	2,041,200
Gaming 0.1%
Tunica-Biloxi Gaming Authority(d),(e)
11/15/16	0.000%	2,105,000	736,750
Health Care 0.5%
HCA, Inc.
10/01/18	8.000%	960,000	1,046,400
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	3,000,000	2,857,500
Ortho-Clinical Diagnostics, Inc./SA(d)
05/15/22	6.625%	1,000,000	905,000
Quorum Health Corp.(d)
04/15/23	11.625%	1,000,000	940,000
Total			5,748,900
Independent Energy 0.1%
Contura Energy, Inc.(d)
08/01/21	10.000%	604,000	646,280

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Floating Rate Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Linn Energy LLC/Finance Corp.(e)
04/15/20	0.000%	2,000,000	1,025,000
Total			1,671,280
Media and Entertainment 0.3%
Radio One, Inc.(d)
02/15/20	9.250%	3,000,000	2,805,000
Metals and Mining 0.0%
Noranda Aluminum Acquisition Corp. PIK(b),(d)
10/20/20	10.000%	29,399	3,528
Packaging 0.1%
Signode Industrial Group Luxembourg SA/US, Inc.(d)
05/01/22	6.375%	1,000,000	1,015,000
Pharmaceuticals 0.1%
Valeant Pharmaceuticals International, Inc.(d)
10/01/20	7.000%	1,000,000	905,000
Retailers 0.1%
Jo-Ann Stores LLC(d)
03/15/19	8.125%	1,182,000	1,176,090
Technology 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(d)
06/15/23	5.450%	2,325,000	2,497,431
Total Corporate Bonds & Notes (Cost $21,744,593)			19,597,679

Fixed-Income Funds 0.5%
	Shares	Value ($)
Floating Rate 0.1%
Nuveen Floating Rate Income Fund	35,589	428,847
High Yield 0.2%
Blackstone/GSO Strategic Credit Fund	146,297	2,315,882
Multisector 0.2%
Invesco Dynamic Credit Opportunities Fund	164,192	2,047,474
Total Fixed-Income Funds (Cost $5,181,831)		4,792,203
Preferred Stocks 0.1%
Issuer	Coupon Rate	Shares	Value ($)
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Contura/Alpha Natural Resources, Inc. Holding Co.(a)	—	13,080	90,089
Contura/Alpha Natural Resources, Inc. ReorgCo.(a)	—	13,080	333,540
Total			423,629
Total Energy			423,629
Total Preferred Stocks (Cost $71,940)			423,629

Senior Loans 91.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 1.9%
Abacus Innovations Corp.(f),(g)
Tranche B Term Loan
08/16/23	3.528%	5,025,000	5,058,517
B/E Aerospace, Inc.(f),(g)
Term Loan
12/16/21	3.993%	2,025,467	2,032,556
Booz Allen Hamilton, Inc.(f),(g)
Tranche B Term Loan
06/30/23	5.500%	1,829,824	1,830,977
Doncasters US Finance LLC(f),(g)
Tranche B Term Loan
04/09/20	4.500%	2,882,697	2,855,686
Engility Corp.(f),(g)
Tranche B2 Term Loan
08/14/23	5.750%	3,576,471	3,582,050
TransDigm, Inc.(f),(g)
Tranche E Term Loan
05/14/22	3.851%	614,588	612,517
Tranche F Term Loan
06/09/23	3.778%	4,954,701	4,940,084
Total			20,912,387
Airlines 2.3%
American Airlines, Inc.(f),(g)
Term Loan
06/27/20	3.276%	3,874,010	3,893,380
10/10/21	3.263%	1,522,841	1,531,095
Tranche B Term Loan
12/14/23	3.267%	1,950,000	1,958,287
Avolon Borrower 1 SARL(f),(g),(h)
Tranche B2
03/31/22	0.000%	11,350,000	11,495,961

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Delta Air Lines, Inc.(f),(g)
Tranche B1 Term Loan
10/18/18	3.266%	1,981,493	1,992,331
United Airlines, Inc.(f),(g)
Tranche B Term Loan
04/01/19	3.276%	3,989,637	4,003,362
Total			24,874,416
Automotive 1.4%
Allison Transmission, Inc.(f),(g)
Tranche B3 Term Loan
09/23/22	3.276%	2,542,010	2,565,117
FCA US LLC(f),(g)
Tranche B Term Loan
05/24/17	3.528%	3,002,068	3,002,998
12/31/18	3.270%	579,993	580,358
Gates Global LLC(f),(g)
Term Loan
07/06/21	4.250%	5,033,302	5,014,428
Goodyear Tire & Rubber Co. (The)(f),(g)
2nd Lien Term Loan
04/30/19	3.770%	1,133,333	1,145,732
Navistar, Inc.(f),(g)
Tranche B Term Loan
08/07/20	6.500%	2,172,500	2,199,656
Total			14,508,289
Brokerage/Asset Managers/Exchanges 0.2%
Aretec Group, Inc.(f),(g)
1st Lien Term Loan
11/23/20	8.000%	973,776	977,428
2nd Lien Term Loan PIK
05/23/21	2.000%	1,419,433	1,316,524
Total			2,293,952
Building Materials 1.7%
American Bath Group LLC(f),(g),(h)
Delayed Draw Term Loan
09/30/23	0.000%	247,641	249,499
American Bath Group, LLC(f),(g)
1st Lien Term Loan
09/30/23	6.250%	2,625,000	2,644,687
American Bath Group, LLC(f),(g),(h)
Term Loan
09/29/23	0.000%	2,377,359	2,439,269
HD Supply, Inc.(f),(g)
Tranche B1 Term Loan
08/13/21	3.748%	1,948,804	1,960,497
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tranche B2 Term Loan
10/17/23	3.748%	399,000	401,992
QUICKRETE Holdings, Inc.(f),(g),(h)
1st Lien Term Loan
11/15/23	4.017%	6,100,000	6,172,041
SRS Distribution, Inc.(f),(g)
2nd Lien Term Loan
02/24/23	9.789%	1,000,000	1,032,500
Wilsonart LLC(f),(g)
Tranche C Term Loan
12/19/23	4.500%	3,402,492	3,421,648
Total			18,322,133
Cable and Satellite 2.2%
Altice France SA(f),(g)
Tranche B7 Term Loan
01/15/24	5.289%	2,506,062	2,531,900
Altice US Finance I Corp.(f),(g)
Term Loan
01/15/25	3.778%	3,267,888	3,303,279
Block Communications, Inc.(f),(g)
Tranche B Term Loan
11/07/21	4.248%	1,955,046	1,969,709
Charter Communications Operating LLC(f),(g)
Tranche H1 Term Loan
01/15/22	2.776%	1,116,563	1,117,433
Charter Communications Operating LLC(f),(g),(h)
Tranche I1 Term Loan
01/15/24	3.030%	1,946,625	1,952,835
CSC Holdings LLC(f),(g)
Term Loan
10/11/24	3.767%	2,505,238	2,520,896
Encompass Digital Media, Inc.(f),(g)
Tranche B 1st Lien Term Loan
06/06/21	5.500%	1,907,857	1,793,386
Tranche B 2nd Lien Term Loan
06/06/22	8.750%	1,500,000	1,305,000
MCC Iowa LLC(f),(g)
Tranche H Term Loan
01/29/21	3.250%	1,447,500	1,455,186
Quebecor Media, Inc.(f),(g)
Tranche B1 Term Loan
08/17/20	3.402%	1,935,000	1,933,394
Virgin Media Bristol LLC(f),(g)
Tranche I Term Loan
01/31/25	3.517%	4,175,000	4,198,505
Total			24,081,523

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Floating Rate Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Chemicals 7.4%
Aruba Investments, Inc.(f),(g)
Tranche B1 Term Loan
02/02/22	4.500%	2,493,671	2,506,139
Ascend Performance Materials Operations LLC(f),(g)
Tranche B Term Loan
08/12/22	6.500%	1,791,000	1,802,946
Atotech USA, Inc.(f),(g),(h)
Tranche B1 Term Loan
01/31/24	0.000%	1,675,000	1,683,375
Axalta Coating Systems Dutch Holding BBV/US Holdings, Inc.(f),(g)
Tranche B1 Term Loan
02/01/23	3.498%	4,019,444	4,062,854
Chemours Co. LLC (The)(f),(g)
Tranche B Term Loan
05/12/22	3.780%	2,523,170	2,513,708
ColourOz Investment 1 GmbH(f),(g)
Tranche C 1st Lien Term Loan
09/07/21	4.500%	596,744	598,611
ColourOz Investment 2 GmbH(f),(g)
Tranche B2 1st Lien Term Loan
09/07/21	4.500%	3,609,810	3,621,108
Duke Finance LLC(f),(g)
Tranche B 1st Lien Term Loan
10/28/21	7.000%	3,920,301	3,913,754
HII Holding Corp.(f),(g)
1st Lien Term Loan
12/20/19	4.250%	1,883,061	1,887,769
2nd Lien Term Loan
12/21/20	9.750%	2,150,000	2,144,625
Huntsman International LLC(f),(g)
Tranche B Term Loan
04/19/19	3.778%	762,965	765,108
10/01/21	3.592%	1,690,575	1,699,028
Ineos US Finance LLC(f),(g)
Term Loan
12/15/20	3.750%	2,857,860	2,866,204
Kraton Polymers LLC(f),(g)
Term Loan
01/06/22	5.000%	3,000,000	3,035,010
Kronos Worldwide, Inc.(f),(g)
Term Loan
02/18/20	4.000%	2,917,500	2,913,853
MacDermid, Inc.(f),(g),(h)
Tranche B4 Term Loan
06/07/23	5.000%	5,358,903	5,427,551
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Minerals Technologies, Inc.(f),(g)
Tranche B1 Term Loan
05/10/21	3.780%	867,319	874,909
Nexeo Solutions LLC(f),(g)
Term Loan
06/09/23	5.263%	5,621,750	5,663,913
Omnova Solutions, Inc.(f),(g)
Tranche B2 Term Loan
08/25/23	5.250%	1,620,937	1,641,199
Oxea Finance & Cy SCA(f),(g)
Tranche B2 1st Lien Term Loan
01/15/20	4.250%	3,458,812	3,375,801
PolyOne Corp.(f),(g),(h)
Tranche B2 Term Loan
11/11/22	3.500%	4,481,190	4,507,316
PQ Corp.(f),(g),(h)
Tranche B1 Term Loan
11/04/22	5.289%	2,615,009	2,648,245
Ravago Holdings America, Inc.(f),(g)
Term Loan
07/13/23	5.000%	3,982,494	3,997,428
Solenis International LP/Holdings 3 LLC(f),(g)
1st Lien Term Loan
07/31/21	4.250%	2,392,225	2,399,713
Trinseo Materials Operating SCA/Finance, Inc.(f),(g)
Tranche B Term Loan
11/05/21	4.250%	2,979,625	3,010,911
Tronox Pigments BV(f),(g)
Term Loan
03/19/20	4.500%	3,127,149	3,137,563
Univar USA, Inc.(f),(g)
Tranche B2 Term Loan
07/01/22	3.519%	5,394,324	5,383,374
Versum Materials, Inc.(f),(g)
Term Loan
09/29/23	3.498%	748,125	757,245
Total			78,839,260
Construction Machinery 0.9%
Columbus McKinnon Corp.(f),(g),(h)
Term Loan
01/31/24	0.000%	3,500,000	3,521,875
Doosan Bobcat, Inc.(f),(g)
Tranche B Term Loan
05/28/21	4.500%	2,790,363	2,823,513
Douglas Dynamics LLC(f),(g)
Term Loan
12/31/21	5.250%	1,467,513	1,467,513

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
North American Lifting Holdings, Inc.(f),(g)
1st Lien Term Loan
11/27/20	5.500%	2,413,625	2,137,578
Total			9,950,479
Consumer Cyclical Services 1.4%
Creative Artists Agency LLC(f),(g)
Term Loan
12/17/21	5.000%	2,475,228	2,503,074
KAR Auction Services, Inc.(f),(g)
Tranche B2 Term Loan
03/11/21	4.188%	1,208,918	1,224,029
ServiceMaster Co. LLC (The)(f),(g)
Tranche C Term Loan
11/08/23	3.276%	2,675,000	2,687,252
Weight Watchers International, Inc.(f),(g)
Tranche B2 Term Loan
04/02/20	4.193%	5,852,012	5,197,816
West Corp.(f),(g)
Tranche B12 Term Loan
06/17/23	3.278%	2,907,506	2,912,972
Total			14,525,143
Consumer Products 1.9%
Affinion Group, Inc.(f),(g)
Tranche B Term Loan
04/30/18	6.750%	1,379,215	1,373,809
Culligan International Co.(f),(g)
Tranche B1 1st Lien Term Loan
12/13/23	5.000%	2,500,000	2,537,500
Fender Musical Instruments Corp.(f),(g)
Term Loan
04/03/19	5.750%	591,000	590,261
NBTY, Inc.(f),(g)
Tranche B Term Loan
05/05/23	5.000%	3,563,328	3,584,494
Prestige Brands, Inc.(f),(g)
Tranche B4 Term Loan
01/26/24	3.523%	1,975,000	1,992,281
Serta Simmons Holdings, LLC(f),(g)
1st Lien Term Loan
11/08/23	4.500%	5,475,000	5,463,283
Serta Simmons Holdings, LLC(f),(g),(h)
2nd Lien Term Loan
11/08/24	9.000%	2,000,000	2,021,660
Waterpik, Inc.(f),(g)
1st Lien Term Loan
07/08/20	5.750%	2,591,584	2,595,912
Total			20,159,200
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Diversified Manufacturing 5.4%
Accudyne Industries Borrower SCA/LLC(f),(g)
Term Loan
12/13/19	4.000%	4,219,654	3,996,139
Allnex & Cy SCA(f),(g),(h)
Tranche B2 Term Loan
09/13/23	5.287%	2,048,032	2,068,513
Tranche B3 Term Loan
09/13/23	5.287%	1,542,968	1,558,397
Apex Tool Group LLC(f),(g)
Term Loan
01/31/20	4.500%	2,547,470	2,499,705
Crosby U.S. Acquisition Corp.(f),(g)
1st Lien Term Loan
11/23/20	4.000%	848,750	775,758
2nd Lien Term Loan
11/22/21	7.000%	2,000,000	1,550,000
Filtration Group Corp.(f),(g)
1st Lien Term Loan
11/23/20	4.250%	5,263,184	5,311,868
Filtration Group, Inc.(f),(g),(h)
Tranche B Term Loan
11/20/20	0.000%	1,175,147	1,178,084
Forterra Finance LLC(f),(g)
Term Loan
10/25/23	4.500%	1,147,125	1,156,451
Gardner Denver, Inc.(f),(g)
Term Loan
07/30/20	4.558%	5,626,784	5,558,306
Harsco Corp.(f),(g)
Term Loan
11/02/23	6.000%	2,000,000	2,032,500
Horizon Global Corp.(f),(g)
Tranche B Term Loan
06/30/21	7.000%	2,842,972	2,857,187
Husky Injection Molding Systems Ltd.(f),(g)
Term Loan
06/30/21	4.250%	3,538,787	3,557,826
LTI Flexible Products, Inc.(f),(g)
1st Lien Term Loan
04/15/22	5.250%	2,521,700	2,502,787
Manitowoc Foodservice, Inc.(f),(g)
Tranche B Term Loan
03/03/23	5.750%	655,769	663,763
Rexnord LLC(f),(g),(h)
Tranche B 1st Lien Term Loan
08/21/23	3.770%	6,529,562	6,566,324

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Floating Rate Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Vertiv Co.(f),(g)
Term Loan
11/30/23	6.029%	6,000,000	6,030,000
William Morris Endeavor Entertainment LLC(f),(g)
1st Lien Term Loan
05/06/21	5.290%	1,513,299	1,517,839
2nd Lien Term Loan
05/06/22	8.290%	2,600,000	2,603,250
Zekelman Industries, Inc.(f),(g),(h)
Term Loan
06/14/21	6.000%	3,719,848	3,740,010
Total			57,724,707
Electric 3.8%
Astoria Energy LLC(f),(g)
Tranche B Term Loan
12/24/21	5.000%	4,347,281	4,349,106
Calpine Construction Finance Co. LP(f),(g)
Tranche B1 Term Loan
05/03/20	3.020%	892,006	891,453
Calpine Corp.(f),(g)
Term Loan
05/31/23	3.750%	2,885,500	2,900,332
01/15/24	3.750%	2,244,304	2,254,358
Dynegy, Inc.(f),(g)
Tranche B2 Term Loan
04/23/20	4.000%	835,736	835,736
Eastern Power LLC(f),(g)
Term Loan
10/02/21	5.000%	3,482,252	3,517,075
EFS Cogen Holdings I LLC(f),(g)
Tranche B Term Loan
06/28/23	4.500%	2,337,678	2,361,055
Essential Power LLC(f),(g)
Term Loan
08/08/19	4.750%	1,413,589	1,415,356
Lightstone Holdco LLC(f),(g),(h)
Tranche B Term Loan
01/30/24	0.000%	3,492,391	3,533,881
Tranche C Term Loan
01/30/24	0.000%	332,609	336,560
MRP Generation Holdings, LLC(f),(g)
Term Loan
10/18/22	8.000%	5,162,063	5,155,610
Southeast PowerGen LLC(f),(g)
Tranche B Term Loan
12/02/21	4.500%	1,457,000	1,446,073
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(f),(g)
Term Loan
08/04/23	5.000%	1,913,571	1,921,953
12/14/23	4.017%	900,000	909,000
Tranche C Term Loan
08/04/23	5.000%	436,429	438,340
Viva Alamo LLC(f),(g),(h)
Term Loan
02/22/21	5.474%	5,654,126	5,498,638
WG Partners Acquisition LLC(f),(g)
Tranche B Term Loan
11/15/23	5.000%	3,196,939	3,228,908
Total			40,993,434
Environmental 1.8%
Advanced Disposal Services, Inc.(f),(g)
Term Loan
11/10/23	3.500%	5,698,677	5,749,567
EnergySolutions LLC(f),(g)
Term Loan
05/29/20	6.750%	2,424,750	2,443,954
EWT Holdings III Corp.(f),(g)
1st Lien Term Loan
01/15/21	4.750%	3,023,457	3,042,354
STI Infrastructure SARL(f),(g)
Term Loan
08/22/20	6.250%	2,834,939	2,516,008
Waste Industries USA, Inc.(f),(g)
Tranche B Term Loan
02/27/20	3.528%	2,023,839	2,029,526
WCA Waste Systems, Inc.(f),(g)
Term Loan
08/11/23	4.000%	3,391,500	3,394,315
Total			19,175,724
Food and Beverage 3.3%
AdvancePierre Foods, Inc.(f),(g)
Term Loan
06/02/23	4.000%	2,540,552	2,572,309
ARAMARK Corp.(f),(g)
Tranche E Term Loan
09/07/19	3.359%	650,277	655,804
Tranche F Term Loan
02/24/21	3.498%	3,290,391	3,316,254
Del Monte Foods, Inc.(f),(g)
2nd Lien Term Loan
08/18/21	8.450%	2,000,000	1,403,000

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Dole Food Co. Inc.(f),(g)
Tranche B Term Loan
11/01/18	4.598%	2,543,119	2,554,461
Hostess Brands LLC(f),(g)
Tranche B 1st Lien Term Loan
08/03/22	4.000%	2,178,000	2,197,602
JBS USA LLC(f),(g)
Term Loan
09/18/20	3.750%	2,007,562	2,007,562
JBS USA LLC(f),(g),(h)
Term Loan
10/30/22	0.000%	5,325,000	5,336,076
Pinnacle Foods Finance LLC(f),(g),(h)
Tranche B Term Loan
01/27/24	0.000%	5,600,000	5,610,528
Pinnacle Foods Finance LLC(f),(g)
Tranche G Term Loan
04/29/20	3.276%	1,837,701	1,838,473
Tranche H Term Loan
04/29/20	0.000%	1,185,188	1,185,188
US Foods, Inc.(f),(g)
Term Loan
06/27/23	3.778%	6,600,586	6,643,886
Total			35,321,143
Gaming 4.0%
Affinity Gaming(f),(g),(h)
2nd Lien Term Loan
01/16/25	0.000%	1,725,000	1,740,094
Affinity Gaming(f),(g)
Term Loan
07/01/23	5.000%	2,611,875	2,622,766
Amaya Holdings BV(f),(g)
Tranche B 1st Lien Term Loan
08/01/21	5.000%	6,095,054	6,123,640
Aristocrat Leisure, Ltd.(f),(g)
Tranche B1 Term Loan
10/20/21	3.780%	1,538,462	1,553,461
Boyd Gaming Corp.(f),(g)
Tranche B2 Term Loan
09/15/23	3.778%	1,022,438	1,032,979
Cannery Casino Resorts LLC(c),(f),(g)
1st Lien Term Loan PIK
10/02/18	6.000%	0	0
CityCenter Holdings LLC(f),(g)
Tranche B Term Loan
10/16/20	3.750%	2,916,273	2,946,048
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Las Vegas Sands LLC(f),(g)
Term Loan
12/19/20	3.040%	5,338,564	5,359,919
Marina District Finance Co., Inc.(c),(f),(g)
Term Loan
08/15/18	6.750%	0	0
Mohegan Tribal Gaming Authority(f),(g)
Tranche B Term Loan
10/13/23	5.500%	5,411,437	5,464,578
MotorCity Casino Hotel(f),(g)
Term Loan
08/06/21	4.028%	2,774,903	2,795,715
Penn National Gaming, Inc.(f),(g),(h)
Tranche B Term Loan
01/27/24	0.000%	1,900,000	1,913,452
Scientific Games International, Inc.(f),(g)
Term Loan
10/18/20	6.000%	2,812,693	2,837,304
Tranche B2 Term Loan
10/01/21	6.008%	1,274,000	1,282,765
Twin River Management Group, Inc.(f),(g)
Term Loan
07/10/20	5.250%	2,428,313	2,440,455
Yonkers Racing Corp.(f),(g)
1st Lien Term Loan
08/20/19	4.250%	3,060,857	3,064,683
Yonkers Racing Corp.(f),(g),(h)
2nd Lien Term Loan
08/20/20	0.000%	1,714,286	1,707,143
Total			42,885,002
Health Care 6.1%
Acadia Healthcare Co., Inc.(f),(g)
Tranche B2 Term Loan
02/16/23	3.776%	1,559,250	1,572,239
Alere, Inc.(f),(g)
Tranche B Term Loan
06/20/22	4.250%	3,034,831	3,035,317
Alliance HealthCare Services, Inc.(f),(g)
Term Loan
06/03/19	4.253%	2,945,841	2,916,383
AmSurg Corp.(c),(f),(g)
Term Loan
07/16/21	3.500%	0	0
CHS/Community Health Systems, Inc.(f),(g)
Tranche F Term Loan
12/31/18	4.180%	1,263,103	1,246,000
Tranche G Term Loan
12/31/19	3.750%	1,855,815	1,760,278

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Floating Rate Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tranche H Term Loan
01/27/21	4.000%	1,079,366	1,019,774
DaVita, Inc.(f),(g)
Tranche B Term Loan
06/24/21	3.530%	6,792,093	6,868,504
Envision Healthcare Corp.(f),(g)
Term Loan
12/01/23	4.000%	2,425,000	2,448,498
Grifols Worldwide Operations Ltd.(c),(f),(g)
Tranche B Term Loan
02/27/21	0.000%	0	0
HC Group Holdings III, Inc.(f),(g)
1st Lien Term Loan
04/07/22	6.000%	2,000,000	1,925,000
HCA, Inc.(f),(g)
Tranche B7 Term Loan
02/15/24	3.528%	3,990,000	4,016,613
IASIS Healthcare LLC(f),(g)
Tranche B2 Term Loan
05/03/18	4.500%	3,842,622	3,825,829
Lantheus Medical Imaging(f),(g)
Term Loan
06/30/22	7.000%	1,461,601	1,461,601
MPH Acquisition Holdings LLC(f),(g)
Term Loan
06/07/23	5.000%	1,925,504	1,952,384
National Mentor Holdings, Inc.(f),(g)
Tranche B Term Loan
01/31/21	4.250%	1,239,938	1,239,938
Onex Carestream Finance LP(f),(g)
1st Lien Term Loan
06/07/19	5.000%	3,480,399	3,336,833
Ortho-Clinical Diagnostics Holdings SARL(f),(g)
Term Loan
06/30/21	4.750%	5,469,799	5,426,478
Quorum Health Corp.(f),(g)
Term Loan
04/29/22	6.789%	1,273,194	1,260,067
Select Medical Corp.(f),(g)
Tranche B-E Term Loan
06/01/18	6.025%	497,832	500,635
Sterigenics-Nordion Holdings LLC(f),(g)
Term Loan
05/16/22	4.250%	2,992,424	2,996,165
Surgery Center Holdings, Inc.(f),(g)
1st Lien Term Loan
11/03/20	4.750%	1,960,011	1,982,061
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Surgical Care Affiliates, Inc.(f),(g)
Term Loan
03/17/22	3.750%	1,449,243	1,452,866
Team Health, Inc.(f),(g)
Tranche B Term Loan
11/23/22	3.776%	2,103,790	2,095,901
Team Health, Inc.(f),(g),(h)
Tranche B Term Loan
11/06/24	3.776%	9,050,000	9,033,076
Tecomet, Inc.(f),(g)
1st Lien Term Loan
12/03/21	5.750%	2,107,000	2,107,000
Total			65,479,440
Healthcare REIT 0.3%
Quality Care Properties, Inc.(f),(g)
1st Lien Term Loan
10/31/22	6.250%	2,675,000	2,733,529
Independent Energy 0.5%
American Energy-Marcellus LLC(f),(g)
1st Lien Term Loan
08/04/20	5.250%	375,000	224,062
2nd Lien Term Loan
08/04/21	8.500%	2,000,000	205,000
Chesapeake Energy Corp.(f),(g)
Tranche A Term Loan
08/23/21	8.500%	3,000,000	3,279,990
Samson Investment Co.(e),(f)
Tranche 1 2nd Lien Term Loan
09/25/18	0.000%	4,525,000	1,230,257
Total			4,939,309
Leisure 2.5%
24 Hour Fitness Worldwide, Inc.(f),(g)
Term Loan
05/28/21	4.750%	4,338,750	4,230,281
AMC Entertainment Holdings, Inc.(f),(g)
Term Loan
12/15/22	3.516%	2,286,680	2,307,648
12/15/23	3.526%	100,000	100,775
Delta 2 SARL(f),(g)
2nd Lien Term Loan
07/29/22	8.068%	1,000,000	1,003,750
Tranche B3 Term Loan
07/30/21	5.068%	3,470,657	3,487,524
Fitness International LLC(f),(g)
Tranche B Term Loan
07/01/20	6.000%	1,923,224	1,941,976

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Life Time Fitness, Inc.(f),(g)
Term Loan
06/10/22	4.000%	3,534,928	3,536,413
Lions Gate Entertainment(f),(g)
Tranche A Term Loan
12/08/21	3.266%	1,475,000	1,475,000
Tranche B Term Loan
12/08/23	3.766%	2,975,000	2,989,875
Live Nation Entertainment, Inc.(f),(g)
Tranche B2 Term Loan
10/31/23	3.313%	1,924,995	1,941,839
Six Flags Theme Parks, Inc.(f),(g)
Tranche B Term Loan
06/30/22	3.251%	1,906,729	1,923,070
Steinway Musical Instruments, Inc.(f),(g)
1st Lien Term Loan
09/19/19	4.789%	1,739,384	1,569,794
Total			26,507,945
Lodging 0.5%
Hilton Worldwide Finance LLC(f),(g)
Tranche B1 Term Loan
10/26/20	3.500%	185,334	186,934
Tranche B2 Term Loan
10/25/23	3.271%	5,507,325	5,556,780
Total			5,743,714
Media and Entertainment 5.4%
Cengage Learning, Inc.(f),(g)
Term Loan
06/07/23	5.250%	3,696,478	3,433,104
Cumulus Media Holdings, Inc.(f),(g)
Term Loan
12/23/20	4.250%	3,087,699	2,020,714
Emerald Expositions Holdings, Inc.(f),(g)
Term Loan
06/17/20	4.750%	822,480	824,881
Getty Images, Inc.(f),(g)
Term Loan
10/18/19	4.750%	3,024,000	2,610,891
Gray Television, Inc.(f),(g)
Tranche B Term Loan
06/13/21	3.959%	1,780,600	1,780,600
Hubbard Radio LLC(f),(g)
Term Loan
05/27/22	4.250%	2,685,833	2,669,047
iHeartCommunications, Inc.(f),(g)
Tranche D Term Loan
01/30/19	7.528%	7,958,970	6,591,062
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Ion Media Networks, Inc.(f),(g)
Tranche B2 Term Loan
12/18/20	4.500%	2,389,492	2,401,439
Learfield Communications(f),(g)
1st Lien Term Loan
12/01/23	4.250%	2,850,000	2,871,375
Mcgraw-Hill Global Education Holdings LLC(f),(g)
Tranche B 1st Lien Term Loan
05/04/22	5.000%	1,417,875	1,342,841
Mission Broadcasting, Inc.(f),(g)
Tranche B Term Loan
01/17/24	3.767%	307,927	311,647
Nexstar Broadcasting, Inc.(f),(g)
Tranche B Term Loan
01/17/24	3.767%	3,342,073	3,382,445
Nielsen Finance LLC(f),(g)
Tranche B3 Term Loan
10/04/23	3.266%	3,965,062	3,989,844
Owl Finance PLC(f),(g)
Term Loan
09/07/21	8.000%	127,419	129,729
Owl Finance PLC(f)
Term Loan PIK
09/07/65	8.500%	116,884	229,385
Radio One, Inc.(f),(g)
Term Loan
12/31/18	5.280%	2,487,125	2,495,407
Salem Communications Corp.(f),(g)
Term Loan
03/13/20	4.500%	3,627,060	3,527,316
Sinclair Television Group, Inc.(f),(g)
Tranche B Term Loan
01/03/24	0.000%	2,889,818	2,893,430
Sonifi Solutions, Inc.(b),(f),(g)
Tranche C Term Loan PIK
03/28/18	6.750%	436,651	174,660
Tribune Media Co.(f),(g)
Tranche B Term Loan
12/27/20	0.000%	527,775	530,282
Tranche C Term Loan
01/26/24	3.776%	3,648,176	3,672,510
UFC Holdings LLC(f),(g)
1st Lien Term Loan
08/18/23	5.000%	2,967,562	2,973,735
2nd Lien Term Loan
08/18/24	8.500%	1,000,000	1,025,000

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Floating Rate Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Univision Communications, Inc.(f),(g)
Tranche C3 Term Loan
03/01/20	4.000%	3,401,222	3,404,623
Univision Communications, Inc.(f),(g),(h)
Tranche C4 1st Lien Term Loan
03/01/20	0.000%	2,991,993	2,998,635
Total			58,284,602
Metals and Mining 0.5%
Arch Coal, Inc.(f),(g)
Term Loan
10/05/21	10.000%	503,209	507,235
Fairmount Santrol, Inc.(f),(g)
Tranche B2 Term Loan
09/05/19	4.500%	1,974,490	1,925,740
FMG Resources August 2006 Proprietary Ltd.(f),(g)
Term Loan
06/30/19	3.750%	1,847,465	1,858,808
Foresight Energy LLC(f),(g)
Term Loan
08/21/20	6.500%	1,072,252	1,068,231
Noranda Aluminum Acquisition Corp.(e),(f)
Tranche B Term Loan
02/28/19	0.000%	476,197	57,144
Total			5,417,158
Midstream 0.2%
Energy Transfer Equity LP(f),(g),(h)
Term Loan
01/31/24	0.000%	800,000	798,664
Southcross Energy Partner(f),(g)
Term Loan
08/04/21	5.250%	1,779,375	1,452,415
Total			2,251,079
Oil Field Services 0.4%
Drillships Ocean Ventures, Inc.(f),(g)
Term Loan
07/25/21	5.563%	1,608,750	1,418,917
Fieldwood Energy LLC(f),(g)
1st Lien Term Loan
09/30/20	8.375%	183,515	163,940
2nd Lien Term Loan
09/30/20	8.375%	309,096	242,640
Term Loan
08/31/20	8.000%	135,937	130,952
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
MRC Global (US), Inc.(f),(g)
Term Loan
11/08/19	5.000%	2,653,484	2,661,233
Total			4,617,682
Other Financial Institutions 0.1%
IG Investments Holdings LLC(f),(g)
Tranche B Term Loan
10/31/21	6.000%	1,434,268	1,441,440
Other Industry 1.5%
AECOM (f),(g)
Tranche B Term Loan
10/15/21	3.778%	115,489	115,584
Generac Power Systems, Inc.(f),(g)
Term Loan
05/31/23	3.748%	4,799,137	4,838,154
Harland Clarke Holdings Corp.(f),(g)
Tranche B3 Term Loan
05/22/18	7.000%	666,786	666,372
Tranche B4 Term Loan
08/04/19	6.993%	925,000	923,844
Tranche B5 Term Loan
12/31/19	7.000%	2,979,895	2,976,170
Hercules Achievement, Inc.(f),(g)
1st Lien Term Loan
12/10/21	5.000%	3,646,577	3,694,457
Hillman Group, Inc. (The)(f),(g)
Term Loan
06/30/21	4.500%	2,461,875	2,474,948
Total			15,689,529
Other REIT 0.3%
DTZ US Borrower LLC/Aus Holdco PTY Ltd.(f),(g)
2nd Lien Term Loan
11/04/22	9.289%	85,106	85,106
DTZ US Borrower/AUS Holdco PTY Ltd.(f),(g)
1st Lien Term Loan
11/04/21	4.262%	1,926,891	1,937,431
ESH Hospitality, Inc.(f),(g)
Term Loan
08/30/23	3.778%	1,172,063	1,176,247
Total			3,198,784
Other Utility 0.2%
Sandy Creek Energy Associates LP(f),(g)
Term Loan
11/09/20	5.000%	2,982,517	2,478,472

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Packaging 4.7%
Anchor Glass Container Corp.(f),(g)
1st Lien Term Loan
12/07/23	4.250%	1,650,000	1,664,438
2nd Lien Term Loan
12/07/24	8.750%	1,000,000	1,013,330
Ardagh Holdings USA, Inc./Packaging Finance SA(f),(g)
Term Loan
12/17/21	4.009%	2,459,089	2,484,909
Berry Plastics Corp.(f),(g)
Tranche G Term Loan
01/06/21	3.500%	3,661,307	3,674,268
Tranche I Term Loan
10/01/22	3.291%	128,555	129,312
BWAY Intermediate Company, Inc.(f),(g)
Term Loan
08/14/23	4.750%	3,881,095	3,904,382
Consolidated Container Co. LLC(f),(g)
Term Loan
07/03/19	5.000%	3,385,843	3,377,378
Exopack Holdings SA(f),(g)
Term Loan
05/08/19	4.500%	5,478,189	5,539,818
Kleopatra Holdings 2(f),(g)
Term Loan
04/28/20	4.250%	1,781,868	1,795,232
04/28/20	4.250%	761,482	767,193
Mauser Holding SARL(f),(g)
2nd Lien Term Loan
07/31/22	8.750%	2,000,000	2,000,000
Novolex (f),(g),(h)
Term Loan
12/29/23	4.250%	3,175,000	3,200,813
Packaging Coordinators Midco, Inc.(f),(g)
Term Loan
07/03/23	5.000%	2,338,250	2,320,713
Printpack Holdings, Inc.(f),(g)
Term Loan
07/26/23	5.000%	910,052	910,053
ProAmpac PG Borrower LLC(f),(g)
1st Lien Term Loan
11/20/23	5.000%	1,000,000	1,013,750
2nd Lien Term Loan
11/18/24	9.500%	3,300,000	3,330,261
Ranpack Corp.(f),(g)
Tranche B1 Term Loan
10/01/21	4.250%	916,047	920,059
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Reynolds Group Holdings, Inc.(f),(g)
Term Loan
02/05/23	4.250%	5,731,142	5,744,897
SIG Combibloc Holdings SCA(f),(g),(h)
Term Loan
03/11/22	4.000%	2,447,045	2,465,838
Signode Industrial Group SA(f),(g)
Tranche B Term Loan
05/01/21	4.000%	1,793,345	1,806,795
Tricorbraun Holdings, Inc.(f),(g)
1st Lien Term Loan
11/30/23	4.750%	2,022,727	2,040,426
Tricorbraun Holdings, Inc.(f),(g),(h),(i)
Delayed Draw 1st Lien Term Loan
11/30/23	1.875%	202,273	204,043
Total			50,307,908
Paper 0.3%
Caraustar Industries, Inc.(f),(g)
Term Loan
05/01/19	8.000%	3,060,056	3,113,607
Pharmaceuticals 2.9%
Akorn, Inc.(f),(g)
Term Loan
04/16/21	5.250%	1,452,905	1,467,434
Atrium Innovations, Inc.(f),(g)
2nd Lien Term Loan
08/13/21	7.750%	1,000,000	995,000
Tranche B1 1st Lien Term Loan
02/15/21	4.250%	1,580,312	1,580,313
Catalent Pharma Solutions, Inc.(f),(g)
Term Loan
05/20/21	3.750%	3,321,781	3,350,847
Endo Finance Co. I SARL(f),(g)
Tranche B Term Loan
09/26/22	3.813%	2,804,231	2,794,893
Grifols Worldwide Operations Ltd.(f),(g),(h)
Tranche B Term Loan
03/31/25	0.000%	4,825,000	4,849,752
Mallinckrodt International Finance SA(f),(g)
Tranche B Term Loan
03/19/21	3.498%	1,989,770	1,989,770
Pharmaceutical Product Development, Inc.(f),(g)
Term Loan
08/18/22	4.250%	5,979,226	6,008,046
RPI Finance Trust(f),(g),(h)
Tranche B5 Term Loan
10/14/22	3.498%	4,712,593	4,749,115

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Floating Rate Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Valeant Pharmaceuticals International, Inc.(f),(g)
Tranche B-C2 Term Loan
12/11/19	5.270%	1,654,084	1,656,929
Tranche B-D2 Term Loan
02/13/19	5.020%	1,194,455	1,194,957
Tranche B-E1 Term Loan
08/05/20	5.270%	376,856	377,692
Total			31,014,748
Property & Casualty 1.2%
Alliant Holdings Intermediate LLC(f),(g)
Term Loan
08/12/22	4.753%	1,994,008	2,002,203
Asurion LLC(f),(g)
2nd Lien Term Loan
03/03/21	8.500%	1,725,000	1,748,719
Tranche B2 Term Loan
07/08/20	4.028%	185,880	187,467
Tranche B4 Term Loan
08/04/22	4.250%	1,669,932	1,687,333
Tranche B5 Term Loan
11/03/23	4.750%	1,471,312	1,485,717
Hub International Ltd.(f),(g)
Term Loan
10/02/20	4.000%	3,946,469	3,959,413
USI, Inc.(f),(g)
Term Loan
12/27/19	4.250%	2,108,094	2,113,743
Total			13,184,595
Refining 0.1%
Seadrill Operating LP(f),(g)
Term Loan
02/21/21	4.000%	2,166,864	1,595,353
Restaurants 1.3%
Burger King Corp.(f),(g)
Tranche B2 Term Loan
12/10/21	3.750%	7,722,288	7,791,788
Yum! Brands, Inc.(f),(g),(h)
Tranche B Term Loan
06/16/23	3.518%	6,273,487	6,365,645
Total			14,157,433
Retailers 6.9%
Academy Ltd.(f),(g)
Term Loan
07/01/22	5.019%	4,428,834	3,860,482
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Bass Pro Group LLC(f),(g)
Term Loan
06/05/20	4.016%	2,120,042	2,110,778
12/15/23	5.970%	4,000,000	3,873,120
Belk, Inc.(f),(g)
1st Lien Term Loan
12/12/22	5.760%	2,543,593	2,181,131
BJ’s Wholesale Club, Inc.(f),(g)
1st Lien Term Loan
09/26/19	4.500%	2,532,679	2,532,679
BJ’s Wholesale Club, Inc.(f),(g),(h)
Term Loan
01/27/24	0.000%	7,375,000	7,354,276
Blue Buffalo Co., Ltd.(f),(g)
Tranche B3 Term Loan
08/08/19	3.750%	4,342,045	4,363,755
Burlington Coat Factory Warehouse Corp.(f),(g)
Tranche B4 Term Loan
08/13/21	3.530%	3,158,293	3,159,272
David’s Bridal, Inc.(f),(g)
Term Loan
10/11/19	5.250%	3,537,373	3,022,685
Dollar Tree, Inc.(f)
Tranche B2 Term Loan
07/06/22	4.250%	1,750,000	1,785,000
General Nutrition Centers, Inc.(f),(g)
Tranche B Term Loan
03/04/19	3.280%	3,259,650	2,853,562
Gymboree Corp. (The)(f),(g)
Term Loan
02/23/18	5.000%	2,000,000	983,920
Harbor Freight Tools USA, Inc.(f),(g),(h)
Term Loan
08/18/23	3.778%	4,907,856	4,928,027
Hudson’s Bay Co.(f),(g),(h)
Term Loan
09/30/22	4.250%	1,816,244	1,782,190
J. Crew Group, Inc.(f),(g)
Term Loan
03/05/21	4.000%	3,954,018	2,203,376
JC Penney Corp., Inc.(f),(g)
Term Loan
06/23/23	5.250%	4,147,500	4,141,030
Jo-Ann Stores, Inc.(c),(f),(g)
Tranche B Term Loan
03/16/18	4.000%	0	0
Men’s Wearhouse, Inc. (The)(f),(g)
Tranche B Term Loan
06/18/21	4.528%	896,699	875,779

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2017	17

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Michaels Stores, Inc.(f),(g)
Tranche B1 Term Loan
01/30/23	3.750%	3,610,619	3,589,353
Neiman Marcus Group, Inc. (The)(f),(g)
Term Loan
10/25/20	4.250%	3,071,148	2,538,427
Party City Holdings, Inc.(f),(g)
Term Loan
08/19/22	4.210%	2,844,105	2,823,969
PetSmart, Inc.(f),(g)
Tranche B2 Term Loan
03/11/22	4.000%	4,173,470	4,133,613
Pilot Travel Centers LLC(f),(g)
Tranche B Term Loan
05/25/23	3.528%	2,451,949	2,453,984
Raley’s (f),(g)
Term Loan
05/18/22	7.250%	2,188,031	2,188,031
Rite Aid Corp.(f),(g)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	1,950,000	1,954,875
Tranche 2 2nd Lien Term Loan
06/21/21	4.875%	1,900,000	1,906,536
Sports Authority, Inc. (The)(e),(f)
Tranche B Term Loan
11/16/17	0.000%	1,506,649	271,197
Total			73,871,047
Supermarkets 0.7%
Albertsons LLC(f),(g)
Tranche B4 Term Loan
08/25/21	3.778%	269,612	270,707
Tranche B5 Term Loan
12/21/22	4.247%	2,992,500	3,013,089
Tranche B6 Term Loan
06/22/23	4.061%	2,162,939	2,175,376
Crossmark Holdings, Inc.(f),(g)
1st Lien Term Loan
12/20/19	4.500%	2,335,598	1,833,444
Total			7,292,616
Technology 11.4%
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
01/25/21	4.000%	1,812,242	1,829,241
2nd Lien Term Loan
01/24/22	7.500%	989,077	993,093
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Avaya, Inc.(e),(f)
Tranche B6 Term Loan
03/31/18	0.000%	1,950,483	1,611,898
Tranche B7 Term Loan
05/29/20	0.000%	962,171	795,927
BMC Software Finance, Inc.(f),(g)
Term Loan
09/10/20	5.000%	4,463,819	4,451,275
CDW LLC(f),(g)
Term Loan
08/17/23	3.250%	2,423,946	2,439,848
Cirque Du Soleil, Inc.(f),(g)
2nd Lien Term Loan
07/10/23	9.250%	3,000,000	2,955,000
CommScope, Inc.(f),(g)
Tranche 5 Term Loan
12/29/22	3.278%	1,777,500	1,794,528
CSRA, Inc.(f),(g)
Tranche B Term Loan
11/30/23	3.435%	1,056,838	1,063,443
Dell International LLC(f),(g)
Tranche B Term Loan
09/07/23	4.030%	4,538,625	4,557,914
EVERTEC Group LLC(f),(g)
Tranche B Term Loan
04/17/20	3.266%	1,592,250	1,582,696
First Data Corp.(f),(g)
Term Loan
03/24/21	3.775%	2,448,508	2,462,660
07/08/22	3.775%	2,985,451	3,005,364
Go Daddy Operating Co. LLC(f),(g)
Term Loan
05/13/21	4.250%	3,627,584	3,633,425
Infogroup, Inc.(f),(g)
Tranche B Term Loan
05/28/18	7.000%	3,456,335	3,434,733
Infor US, Inc.(f),(g),(h)
Tranche B5 Term Loan
06/03/20	3.750%	6,607,169	6,606,112
Informatica Corp.(f),(g)
Term Loan
08/05/22	4.500%	2,962,500	2,949,909
Information Resources, Inc.(f),(g),(h)
1st Lien Term Loan
01/18/24	5.250%	1,525,000	1,538,344
Information Resources, Inc.(f),(g)
2nd Lien Term Loan
01/20/25	9.250%	1,625,000	1,616,875

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Floating Rate Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
IPC Corp.(f),(g)
Tranche B1 1st Lien Term Loan
08/06/21	5.500%	1,960,075	1,879,222
MA Financeco LLC(f),(g)
Tranche B2 Term Loan
11/19/21	4.789%	2,903,269	2,930,734
Micron Technology, Inc.(f),(g)
Term Loan
04/26/22	4.530%	3,980,000	4,032,576
Microsemi Corp.(f),(g)
Tranche B Term Loan
01/15/23	3.019%	1,121,193	1,127,146
Microsemi Corp.(f),(g),(h)
Tranche B Term Loan
01/15/23	0.000%	1,125,000	1,130,974
Mitel US Holdings, Inc.(f),(g)
Term Loan
04/29/22	5.539%	2,328,012	2,352,014
NXP BV/Funding LLC(f),(g)
Tranche F Term Loan
12/07/20	3.240%	1,266,907	1,272,228
Oberthur Technologies Holding SAS(f),(g)
Tranche B1 Term Loan
01/10/24	4.701%	553,289	559,514
Oberthur Technologies Holding SAS(f),(g),(h),(i)
Tranche B2 Term Loan
01/10/24	0.500%	896,711	906,798
ON Semiconductor Corp.(f),(g)
Term Loan
03/31/23	4.028%	5,162,062	5,215,851
OpenLink International Inc.(f),(g)
Term Loan
07/29/19	7.750%	885,051	895,380
Quest Software US Holdings, Inc.(f),(g)
1st Lien Term Loan
10/31/22	7.000%	1,625,000	1,646,336
Rackspace Hosting, Inc.(f),(g)
Tranche B 1st Lien Term Loan
11/03/23	4.500%	2,550,000	2,570,043
Riverbed Technology, Inc.(f),(g)
Term Loan
04/25/22	4.250%	3,993,987	4,020,946
Rovi Solutions Corp./Guides, Inc.(f),(g)
Tranche B Term Loan
07/02/21	3.280%	2,632,500	2,637,765
RP Crown Parent, LLC(f),(g)
Term Loan
10/12/23	4.500%	1,125,000	1,132,875
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Sabre GLBL, Inc.(f),(g)
Term Loan
02/19/19	4.500%	2,500,000	2,503,125
Science Applications International Corp.(f),(g)
Tranche B Term Loan
05/04/22	3.438%	1,607,194	1,617,239
SCS Holdings I, Inc.(f),(g)
Tranche B 1st Lien Term Loan
10/30/22	5.250%	1,701,305	1,718,319
Sensata Technologies BV/Finance Co. LLC(f),(g)
Term Loan
10/14/21	3.021%	949,525	954,614
SS&C European Holdings SARL(f),(g)
Tranche B2 Term Loan
07/08/22	4.028%	170,396	171,949
SS&C Technologies, Inc.(f),(g)
Tranche B1 Term Loan
07/08/22	4.028%	1,775,576	1,791,752
Synchronoss Technologies, Inc.(f),(g)
Term Loan
01/19/24	4.082%	1,375,000	1,379,730
Syniverse Holdings, Inc.(f),(g)
Term Loan
04/23/19	4.039%	992,492	891,387
Tranche B Term Loan
04/23/19	4.000%	1,894,858	1,699,687
Tessera Holdings Corp.(f),(g)
Tranche B Term Loan
12/01/23	4.021%	2,125,000	2,140,937
TransUnion LLC(f),(g)
Tranche B2 Term Loan
04/09/21	3.278%	4,433,066	4,452,482
TTM Technologies, Inc.(f),(g)
Tranche B Term Loan
05/31/21	5.250%	1,842,105	1,869,737
Uber Technologies, Inc.(f),(g),(h)
Term Loan
07/13/23	5.000%	5,768,062	5,789,693
Vantiv LLC(f),(g)
Tranche B Term Loan
10/14/23	3.267%	1,379,732	1,390,080
Veritas US, Inc.(f),(g)
Tranche B1 Term Loan
01/27/23	6.625%	1,885,750	1,786,164
Western Digital Corp.(f),(g)
Tranche B1 Term Loan
04/29/23	4.526%	3,422,800	3,448,471

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2017	19

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Zebra Technologies Corp.(f),(g)
Term Loan
10/27/21	3.446%	4,697,133	4,735,039
Total			121,973,092
Transportation Services 0.5%
Avis Budget Car Rental LLC(f),(g)
Tranche B Term Loan
03/15/22	3.500%	2,826,660	2,843,818
Hertz Corp. (The)(f),(g)
Tranche B1 Term Loan
06/30/23	3.528%	2,440,244	2,445,197
Total			5,289,015
Wireless 1.3%
SBA Senior Finance II LLC(f),(g)
Tranche B1 Term Loan
03/24/21	3.030%	1,019,359	1,022,050
Tranche B2 Term Loan
06/10/22	3.030%	3,979,798	3,987,519
Sprint Communications, Inc.(f),(g),(h)
Term Loan
01/31/24	0.000%	3,200,000	3,204,000
Telesat Canada(f),(g),(h)
Tranche B3 Term Loan
11/17/23	4.780%	2,946,466	2,893,966
Telesat Canada(f),(g)
Tranche B3 Term Loan
11/17/23	0.000%	3,000,000	3,000,000
Total			14,107,535
Wirelines 1.6%
Electric Lightwave Holdings, Inc.(f),(g)
Tranche B1 2nd Lien Term Loan
02/12/21	9.750%	1,764,159	1,763,065
Tranche B1 Term Loan
08/14/20	5.270%	2,616,845	2,618,808
Level 3 Financing, Inc.(f),(g)
Tranche B Term Loan
01/15/20	4.000%	2,000,000	2,024,500
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tranche B3 Term Loan
08/01/19	4.000%	500,000	505,875
Southwire Co. LLC(f),(g)
Term Loan
02/10/21	3.263%	1,566,818	1,576,611
Windstream Services LLC(f),(g),(h)
Delayed Draw Term Loan
03/29/21	0.000%	3,950,000	3,962,363
Windstream Services LLC(f),(g)
Tranche B6 Term Loan
03/29/21	4.778%	446,631	450,820
Windstream Services, LLC(f),(g)
Tranche B5 Term Loan
08/08/19	3.520%	1,532,600	1,533,566
Zayo Group LLC(f),(g),(h)
Term Loan
02/15/24	0.000%	1,603,125	1,615,822
Tranche B2 Term Loan
02/15/24	0.000%	771,875	777,988
Total			16,829,418
Total Senior Loans (Cost $990,091,731)			976,085,842

Money Market Funds 13.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(j),(k)	143,007,694	143,007,694
Total Money Market Funds (Cost $143,008,179)		143,007,694
Total Investments (Cost: $1,176,012,026)		1,169,618,050
Other Assets & Liabilities, Net		(97,356,078)
Net Assets		1,072,261,972

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2017, the value of these securities amounted to $178,188, which represents 0.02% of net assets.
(c)	Negligible market value.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Floating Rate Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $14,668,779 or 1.37% of net assets.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2017, the value of these securities amounted to $5,728,173 which represents 0.53% of net assets.
(f)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(g)	Variable rate security.
(h)	Represents a security purchased on a when-issued or delayed delivery basis.
(i)	At January 31, 2017, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Tricorbraun Holdings, Inc. Delayed Draw 1st Lien Term Loan 11/30/23 1.875%	202,273
Oberthur Technologies Holding SAS Tranche B2 Term Loan 01/10/24 0.500%	896,711

(j)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	46,834,781	251,939,421	(155,766,508)	143,007,694	532	257,852	143,007,694
Abbreviation Legend
PIK	Payment In Kind
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2017	21

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	1,913,551	6,680,728	857,846	—	9,452,125
Energy	2,613,885	—	—	—	2,613,885
Financials	—	—	837,484	—	837,484
Information Technology	—	—	0*	—	0*
Materials	8,567,503	521,823	—	—	9,089,326
Telecommunication Services	373,543	—	—	—	373,543
Utilities	2,914,747	429,893	—	—	3,344,640
Total Common Stocks	16,383,229	7,632,444	1,695,330	—	25,711,003
Corporate Bonds & Notes	—	19,594,151	3,528	—	19,597,679
Fixed-Income Funds	4,792,203	—	—	—	4,792,203
Preferred Stocks
Energy	—	423,629	—	—	423,629
Senior Loans	—	932,485,281	43,600,561	—	976,085,842
Money Market Funds	—	—	—	143,007,694	143,007,694
Total Investments	21,175,432	960,135,505	45,299,419	143,007,694	1,169,618,050

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Floating Rate Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
January 31, 2017 (Unaudited)
Fair value measurements  (continued)
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following tables shows transfers between Levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
280,612	—	—	280,612
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of July 31, 2016 ($)	Increase (decrease) in accrued discounts/premiums ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)(a)	Sales ($)	Purchases ($)	Transfers Into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of January 31, 2017 ($)
Common Stocks	341,673	—	(94,350)	(588,845)	(221,098)	—	2,257,950	—	1,695,330
Corporate Bonds & Notes	543,600	—	—	3,528	—	—	—	(543,600)	3,528
Senior Loans	71,793,306	22,068	(1,297,295)	3,295,066	(23,098,782)	3,083,980	18,671,564	(28,869,346)	43,600,561
Total	72,678,579	22,068	(1,391,645)	2,709,749	(23,319,880)	3,083,980	20,929,514	(29,412,946)	45,299,419
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2017 was $1,235,635, which is comprised of Common Stocks of $(562,620), Corporate Bonds & Notes of $3,528 and Senior Loans of $1,794,727.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans, corporate bonds and common stocks classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2017	23

Statement of Assets and Liabilities
January 31, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$1,033,003,847
Affiliated issuers, at cost	143,008,179
Total investments, at cost	1,176,012,026
Investments, at value
Unaffiliated issuers, at value	1,026,610,356
Affiliated issuers, at value	143,007,694
Total investments, at value	1,169,618,050
Cash	7,134,600
Receivable for:
Investments sold	3,814,013
Investments sold on a delayed delivery basis	71,256
Capital shares sold	6,714,880
Dividends	253,733
Interest	3,326,790
Expense reimbursement due from Investment Manager	251
Prepaid expenses	2,750
Other assets	45,207
Total assets	1,190,981,530
Liabilities
Payable for:
Investments purchased	6,595,629
Investments purchased on a delayed delivery basis	106,726,779
Capital shares purchased	1,892,772
Distributions to shareholders	3,281,532
Management services fees	18,674
Distribution and/or service fees	6,432
Transfer agent fees	71,091
Compensation of board members	55,033
Compensation of chief compliance officer	93
Other expenses	71,523
Total liabilities	118,719,558
Net assets applicable to outstanding capital stock	$1,072,261,972
Represented by
Paid in capital	1,157,356,438
Excess of distributions over net investment income	(631,367)
Accumulated net realized loss	(78,069,123)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(6,393,491)
Investments - affiliated issuers	(485)
Total - representing net assets applicable to outstanding capital stock	$1,072,261,972
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Floating Rate Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
January 31, 2017 (Unaudited)
Class A
Net assets	$515,018,451
Shares outstanding	56,840,891
Net asset value per share	$9.06
Maximum offering price per share(a)	$9.34
Class B
Net assets	$799,975
Shares outstanding	88,227
Net asset value per share	$9.07
Class C
Net assets	$103,043,054
Shares outstanding	11,370,521
Net asset value per share	$9.06
Class I
Net assets	$109,651,566
Shares outstanding	12,106,924
Net asset value per share	$9.06
Class K
Net assets	$16,835
Shares outstanding	1,855
Net asset value per share	$9.08
Class R
Net assets	$6,842,286
Shares outstanding	754,487
Net asset value per share	$9.07
Class R4
Net assets	$16,007,384
Shares outstanding	1,769,731
Net asset value per share	$9.05
Class R5
Net assets	$18,614,879
Shares outstanding	2,046,693
Net asset value per share	$9.10
Class W
Net assets	$2,458
Shares outstanding	271
Net asset value per share(b)	$9.08
Class Y
Net assets	$11,567,082
Shares outstanding	1,276,422
Net asset value per share	$9.06
Class Z
Net assets	$290,698,002
Shares outstanding	32,125,786
Net asset value per share	$9.05

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2017	25

Statement of Operations
Six Months Ended January 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,016,050
Dividends — affiliated issuers	257,852
Interest	21,068,391
Foreign taxes withheld	(29)
Total income	22,342,264
Expenses:
Management services fees	3,041,343
Distribution and/or service fees
Class A	602,542
Class B	4,976
Class C	484,973
Class R	17,165
Class W	3
Transfer agent fees
Class A	272,147
Class B	565
Class C	54,749
Class I	1,007
Class K	5
Class R	3,881
Class R4	10,431
Class R5	4,328
Class W	2
Class Y	106
Class Z	121,351
Plan administration fees
Class K	21
Compensation of board members	14,796
Custodian fees	65,749
Printing and postage fees	44,654
Registration fees	77,137
Audit fees	19,947
Legal fees	7,296
Compensation of chief compliance officer	93
Other	13,057
Total expenses	4,862,324
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(103,703)
Total net expenses	4,758,621
Net investment income	17,583,643
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,904,731)
Investments — affiliated issuers	532
Net realized loss	(5,904,199)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	23,795,224
Investments — affiliated issuers	(485)
Net change in unrealized appreciation (depreciation)	23,794,739
Net realized and unrealized gain	17,890,540
Net increase in net assets resulting from operations	$35,474,183
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Floating Rate Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016
Operations
Net investment income	$17,583,643	$33,708,588
Net realized loss	(5,904,199)	(5,888,962)
Net change in unrealized appreciation (depreciation)	23,794,739	(13,570,238)
Net increase in net assets resulting from operations	35,474,183	14,249,388
Distributions to shareholders
Net investment income
Class A	(9,025,127)	(19,652,799)
Class B	(14,922)	(53,930)
Class C	(1,453,866)	(3,128,028)
Class I	(2,153,613)	(4,942,338)
Class K	(319)	(643)
Class R	(119,977)	(211,539)
Class R4	(367,911)	(640,272)
Class R5	(334,834)	(1,250,542)
Class W	(46)	(95)
Class Y	(59,515)	(422)
Class Z	(4,357,047)	(4,273,212)
Total distributions to shareholders	(17,887,177)	(34,153,820)
Increase (decrease) in net assets from capital stock activity	245,265,681	(131,971,291)
Total increase (decrease) in net assets	262,852,687	(151,875,723)
Net assets at beginning of period	809,409,285	961,285,008
Net assets at end of period	$1,072,261,972	$809,409,285
Excess of distributions over net investment income	$(631,367)	$(327,833)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2017	27

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2017 (Unaudited)		July 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	11,580,486	104,280,439	9,173,980	80,281,242
Distributions reinvested	963,982	8,677,052	2,159,401	18,839,614
Redemptions	(6,882,124)	(61,882,463)	(21,811,494)	(190,259,277)
Net increase (decrease)	5,662,344	51,075,028	(10,478,113)	(91,138,421)
Class B
Subscriptions	5,228	46,800	2,711	23,959
Distributions reinvested	1,626	14,640	6,090	53,185
Redemptions (a)	(39,397)	(354,951)	(169,474)	(1,477,097)
Net decrease	(32,543)	(293,511)	(160,673)	(1,399,953)
Class C
Subscriptions	2,137,743	19,266,408	1,802,877	15,789,544
Distributions reinvested	146,233	1,316,699	321,030	2,800,624
Redemptions	(1,232,004)	(11,080,179)	(2,973,308)	(25,881,314)
Net increase (decrease)	1,051,972	9,502,928	(849,401)	(7,291,146)
Class I
Subscriptions	1,396,437	12,512,106	20,114	175,590
Distributions reinvested	239,351	2,153,561	566,858	4,942,232
Redemptions	(651,324)	(5,848,370)	(4,256,405)	(36,334,096)
Net increase (decrease)	984,464	8,817,297	(3,669,433)	(31,216,274)
Class K
Subscriptions	1	1	—	—
Distributions reinvested	30	272	62	547
Net increase	31	273	62	547
Class R
Subscriptions	159,395	1,436,399	556,331	4,871,411
Distributions reinvested	4,220	38,000	10,327	90,261
Redemptions	(165,019)	(1,487,035)	(256,512)	(2,237,713)
Net increase (decrease)	(1,404)	(12,636)	310,146	2,723,959
Class R4
Subscriptions	617,133	5,538,090	1,389,620	12,213,828
Distributions reinvested	40,977	367,895	73,526	639,919
Redemptions	(993,352)	(8,904,929)	(602,643)	(5,257,718)
Net increase (decrease)	(335,242)	(2,998,944)	860,503	7,596,029
Class R5
Subscriptions	728,866	6,589,228	1,387,711	12,221,015
Distributions reinvested	37,059	334,834	141,837	1,243,517
Redemptions	(367,175)	(3,319,576)	(4,983,534)	(43,118,805)
Net increase (decrease)	398,750	3,604,486	(3,453,986)	(29,654,273)
Class Y
Subscriptions	1,268,780	11,487,273	—	—
Distributions reinvested	6,546	59,310	—	—
Net increase	1,275,326	11,546,583	—	—
Class Z
Subscriptions	21,171,678	189,860,651	8,512,349	74,307,400
Distributions reinvested	273,218	2,458,119	349,087	3,043,446
Redemptions	(3,147,045)	(28,294,593)	(6,778,727)	(58,942,605)
Net increase	18,297,851	164,024,177	2,082,709	18,408,241
Total net increase (decrease)	27,301,549	245,265,681	(15,358,186)	(131,971,291)

(a)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Floating Rate Fund | Semiannual Report 2017

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Columbia Floating Rate Fund | Semiannual Report 2017	29

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
1/31/2017 (c)	$8.89	0.17	0.17	0.34	(0.17)
7/31/2016	$9.03	0.35	(0.14)	0.21	(0.35)
7/31/2015	$9.24	0.35	(0.21)	0.14	(0.35)
7/31/2014	$9.20	0.33	0.04	0.37	(0.33)
7/31/2013	$8.90	0.36	0.31	0.67	(0.37)
7/31/2012	$8.96	0.42	(0.05)	0.37	(0.43)
Class B
1/31/2017 (c)	$8.90	0.13	0.18	0.31	(0.14)
7/31/2016	$9.04	0.28	(0.13)	0.15	(0.29)
7/31/2015	$9.25	0.28	(0.21)	0.07	(0.28)
7/31/2014	$9.20	0.26	0.05	0.31	(0.26)
7/31/2013	$8.91	0.29	0.30	0.59	(0.30)
7/31/2012	$8.97	0.35	(0.04)	0.31	(0.37)
Class C
1/31/2017 (c)	$8.89	0.13	0.18	0.31	(0.14)
7/31/2016	$9.03	0.29	(0.14)	0.15	(0.29)
7/31/2015	$9.24	0.28	(0.21)	0.07	(0.28)
7/31/2014	$9.20	0.26	0.04	0.30	(0.26)
7/31/2013	$8.91	0.29	0.30	0.59	(0.30)
7/31/2012	$8.96	0.35	(0.03)	0.32	(0.37)
Class I
1/31/2017 (c)	$8.89	0.18	0.18	0.36	(0.19)
7/31/2016	$9.03	0.38	(0.14)	0.24	(0.38)
7/31/2015	$9.24	0.39	(0.22)	0.17	(0.38)
7/31/2014	$9.20	0.37	0.04	0.41	(0.37)
7/31/2013	$8.90	0.39	0.31	0.70	(0.40)
7/31/2012	$8.96	0.45	(0.04)	0.41	(0.47)
Class K
1/31/2017 (c)	$8.90	0.17	0.18	0.35	(0.17)
7/31/2016	$9.05	0.36	(0.15)	0.21	(0.36)
7/31/2015	$9.26	0.36	(0.21)	0.15	(0.36)
7/31/2014	$9.21	0.34	0.05	0.39	(0.34)
7/31/2013	$8.92	0.37	0.29	0.66	(0.37)
7/31/2012	$8.97	0.42	(0.03)	0.39	(0.44)
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Floating Rate Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.17)	$9.06	3.86%	1.05% (d)	1.03% (d)	3.68% (d)	35%	$515,018
(0.35)	$8.89	2.53%	1.08%	1.04% (e)	4.03%	25%	$454,902
(0.35)	$9.03	1.58%	1.07%	1.05% (e)	3.87%	36%	$556,853
(0.33)	$9.24	4.10%	1.07%	1.06% (e)	3.62%	57%	$697,138
(0.37)	$9.20	7.60%	1.11%	1.09%	3.92%	85%	$565,254
(0.43)	$8.90	4.36%	1.14% (f)	1.11% (e),(f)	4.73%	42%	$337,242

(0.14)	$9.07	3.47%	1.80% (d)	1.78% (d)	2.93% (d)	35%	$800
(0.29)	$8.90	1.76%	1.83%	1.79% (e)	3.25%	25%	$1,074
(0.28)	$9.04	0.82%	1.82%	1.80% (e)	3.11%	36%	$2,543
(0.26)	$9.25	3.43%	1.82%	1.81% (e)	2.86%	57%	$6,774
(0.30)	$9.20	6.68%	1.86%	1.84%	3.19%	85%	$8,668
(0.37)	$8.91	3.57%	1.90% (f)	1.86% (e),(f)	4.00%	42%	$7,287

(0.14)	$9.06	3.47%	1.80% (d)	1.78% (d)	2.92% (d)	35%	$103,043
(0.29)	$8.89	1.76%	1.84%	1.79% (e)	3.28%	25%	$91,734
(0.28)	$9.03	0.83%	1.82%	1.80% (e)	3.12%	36%	$100,881
(0.26)	$9.24	3.32%	1.82%	1.81% (e)	2.87%	57%	$127,321
(0.30)	$9.20	6.68%	1.85%	1.84%	3.14%	85%	$96,164
(0.37)	$8.91	3.68%	1.89% (f)	1.86% (e),(f)	3.96%	42%	$45,449

(0.19)	$9.06	4.05%	0.69% (d)	0.68% (d)	4.03% (d)	35%	$109,652
(0.38)	$8.89	2.89%	0.70%	0.69%	4.37%	25%	$98,824
(0.38)	$9.03	1.95%	0.69%	0.69%	4.24%	36%	$133,548
(0.37)	$9.24	4.48%	0.69%	0.69%	3.97%	57%	$72,256
(0.40)	$9.20	8.00%	0.71%	0.71%	4.30%	85%	$97,880
(0.47)	$8.90	4.75%	0.73% (f)	0.73% (f)	5.09%	42%	$62,786

(0.17)	$9.08	4.00%	0.98% (d)	0.98% (d)	3.73% (d)	35%	$17
(0.36)	$8.90	2.47%	1.01%	0.99%	4.09%	25%	$16
(0.36)	$9.05	1.65%	0.99%	0.99%	3.92%	36%	$16
(0.34)	$9.26	4.28%	0.98%	0.98%	3.66%	57%	$27
(0.37)	$9.21	7.55%	1.01%	1.01%	4.04%	85%	$78
(0.44)	$8.92	4.56%	1.03% (f)	1.02% (f)	4.83%	42%	$129
Columbia Floating Rate Fund | Semiannual Report 2017	31

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class R
1/31/2017 (c)	$8.90	0.16	0.17	0.33	(0.16)
7/31/2016	$9.04	0.33	(0.14)	0.19	(0.33)
7/31/2015	$9.25	0.33	(0.21)	0.12	(0.33)
7/31/2014	$9.21	0.31	0.04	0.35	(0.31)
7/31/2013	$8.91	0.33	0.31	0.64	(0.34)
7/31/2012	$8.97	0.38	(0.03)	0.35	(0.41)
Class R4
1/31/2017 (c)	$8.87	0.18	0.18	0.36	(0.18)
7/31/2016	$9.02	0.37	(0.14)	0.23	(0.38)
7/31/2015	$9.22	0.37	(0.20)	0.17	(0.37)
7/31/2014	$9.18	0.36	0.03	0.39	(0.35)
7/31/2013 (g)	$9.11	0.14	0.08	0.22	(0.15)
Class R5
1/31/2017 (c)	$8.92	0.18	0.19	0.37	(0.19)
7/31/2016	$9.06	0.38	(0.14)	0.24	(0.38)
7/31/2015	$9.27	0.38	(0.21)	0.17	(0.38)
7/31/2014	$9.23	0.36	0.04	0.40	(0.36)
7/31/2013	$8.93	0.35	0.35	0.70	(0.40)
7/31/2012	$8.99	0.44	(0.04)	0.40	(0.46)
Class W
1/31/2017 (c)	$8.90	0.17	0.18	0.35	(0.17)
7/31/2016	$9.04	0.35	(0.14)	0.21	(0.35)
7/31/2015	$9.24	0.36	(0.21)	0.15	(0.35)
7/31/2014	$9.20	0.34	0.03	0.37	(0.33)
7/31/2013	$8.91	0.36	0.30	0.66	(0.37)
7/31/2012	$8.96	0.41	(0.03)	0.38	(0.43)
Class Y
1/31/2017 (c)	$8.89	0.18	0.18	0.36	(0.19)
7/31/2016	$9.03	0.38	(0.13)	0.25	(0.39)
7/31/2015 (h)	$9.12	0.06	(0.09)	(0.03)	(0.06)
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Floating Rate Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.16)	$9.07	3.73%	1.30% (d)	1.28% (d)	3.43% (d)	35%	$6,842
(0.33)	$8.90	2.27%	1.34%	1.29% (e)	3.80%	25%	$6,725
(0.33)	$9.04	1.33%	1.33%	1.30% (e)	3.64%	36%	$4,030
(0.31)	$9.25	3.84%	1.33%	1.31% (e)	3.40%	57%	$2,429
(0.34)	$9.21	7.33%	1.36%	1.34%	3.64%	85%	$891
(0.41)	$8.91	4.11%	1.39% (f)	1.36% (e),(f)	4.38%	42%	$237

(0.18)	$9.05	4.11%	0.80% (d)	0.78% (d)	3.93% (d)	35%	$16,007
(0.38)	$8.87	2.66%	0.84%	0.79% (e)	4.30%	25%	$18,675
(0.37)	$9.02	1.94%	0.82%	0.80% (e)	4.12%	36%	$11,219
(0.35)	$9.22	4.36%	0.82%	0.81% (e)	3.89%	57%	$9,759
(0.15)	$9.18	2.43%	0.85% (d)	0.84% (d)	3.91% (d)	85%	$103

(0.19)	$9.10	4.13%	0.74% (d)	0.74% (d)	3.97% (d)	35%	$18,615
(0.38)	$8.92	2.84%	0.75%	0.74%	4.27%	25%	$14,702
(0.38)	$9.06	1.91%	0.74%	0.74%	4.19%	36%	$46,248
(0.36)	$9.27	4.43%	0.74%	0.74%	3.93%	57%	$45,445
(0.40)	$9.23	7.93%	0.76%	0.76%	3.95%	85%	$61,580
(0.46)	$8.93	4.70%	0.79% (f)	0.79% (f)	5.04%	42%	$5

(0.17)	$9.08	3.95%	1.05% (d)	1.03% (d)	3.61% (d)	35%	$2
(0.35)	$8.90	2.48%	1.08%	1.04% (e)	4.00%	25%	$2
(0.35)	$9.04	1.65%	1.02%	1.02% (e)	3.93%	36%	$2
(0.33)	$9.24	4.10%	1.05%	1.05% (e)	3.63%	57%	$3
(0.37)	$9.20	7.49%	1.10%	1.09%	3.95%	85%	$5
(0.43)	$8.91	4.47%	1.18% (f)	1.11% (f)	4.72%	42%	$4

(0.19)	$9.06	4.05%	0.74% (d)	0.70% (d)	4.13% (d)	35%	$11,567
(0.39)	$8.89	2.88%	0.70%	0.68%	4.39%	25%	$10
(0.06)	$9.03	(0.28%)	0.70% (d)	0.70% (d)	4.13% (d)	36%	$10
Columbia Floating Rate Fund | Semiannual Report 2017	33

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class Z
1/31/2017 (c)	$8.88	0.18	0.17	0.35	(0.18)
7/31/2016	$9.02	0.37	(0.13)	0.24	(0.38)
7/31/2015	$9.23	0.37	(0.21)	0.16	(0.37)
7/31/2014	$9.18	0.36	0.04	0.40	(0.35)
7/31/2013	$8.89	0.38	0.30	0.68	(0.39)
7/31/2012	$8.95	0.43	(0.04)	0.39	(0.45)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Class R4 shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
(h)	Class Y shares commenced operations on June 1, 2015. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Floating Rate Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.18)	$9.05	4.00%	0.81% (d)	0.78% (d)	3.93% (d)	35%	$290,698
(0.38)	$8.88	2.78%	0.84%	0.79% (e)	4.28%	25%	$122,746
(0.37)	$9.02	1.83%	0.82%	0.80% (e)	4.12%	36%	$105,935
(0.35)	$9.23	4.47%	0.82%	0.81% (e)	3.87%	57%	$147,944
(0.39)	$9.18	7.75%	0.86%	0.84%	4.16%	85%	$100,795
(0.45)	$8.89	4.63%	0.89% (f)	0.85% (e),(f)	4.92%	42%	$41,450
Columbia Floating Rate Fund | Semiannual Report 2017	35

Notes to Financial Statements
January 31, 2017 (Unaudited)
Note 1. Organization
Columbia Floating Rate Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On or about March 27, 2017, Class I shares were exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges, however this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Effective March 27, 2017, Class W shares are no longer offered for sale. Class W shares, when available, were not subject to sales charges and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Effective March 27, 2017, Class W shares were renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
36	Columbia Floating Rate Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Columbia Floating Rate Fund | Semiannual Report 2017	37

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With
38	Columbia Floating Rate Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Floating Rate Fund | Semiannual Report 2017	39

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.660% to 0.400% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2017 was 0.641% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per
40	Columbia Floating Rate Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares did not pay transfer agency fees.
For the six months ended January 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Class A	0.11%
Class B	0.11
Class C	0.11
Class I	0.00 (a)
Class K	0.05
Class R	0.11
Class R4	0.11
Class R5	0.05
Class W	0.11
Class Y	0.01
Class Z	0.11

(a)	Rounds to zero.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2017, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,144,000 and $741,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Columbia Floating Rate Fund | Semiannual Report 2017	41

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2017, if any, are listed below:
Amount ($)
Class A	158,331
Class B	241
Class C	4,579
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	December 1, 2016 through November 30, 2017	Prior to December 1, 2016
Class A	1.03%	1.03%
Class B	1.78	1.78
Class C	1.78	1.78
Class I	0.70	0.68
Class K	1.00	0.98
Class R	1.28	1.28
Class R4	0.78	0.78
Class R5	0.75	0.73
Class W	1.03	1.03
Class Y	0.70	0.68
Class Z	0.78	0.78
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,176,012,000	22,650,000	(29,044,000)	(6,394,000)
42	Columbia Floating Rate Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
The following capital loss carryforwards, determined at July 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
28,593,376	35,398,330	—	210,206	7,962,432	72,164,344
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $561,611,204 and $316,685,480, respectively, for the six months ended January 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2017.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Columbia Floating Rate Fund | Semiannual Report 2017	43

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Floating rate loan risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans or other assets may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Price volatility may be higher for illiquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Price volatility, liquidity of the market and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell securities in a down market.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2017, affiliated shareholders of record owned 52.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
44	Columbia Floating Rate Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
January 31, 2017 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Columbia Floating Rate Fund (the “Fund”) is one of several defendants to an adversary bankruptcy proceeding captioned Official Committee of Unsecured Creditors of TOUSA, Inc., et al. v. Citicorp North America, Inc., et al. (the “Lawsuit”), (In re TOUSA, Inc., et al.), pending in the U.S. Bankruptcy Court, Southern District of Florida (the “Bankruptcy Court”). The Fund and several other defendants (together the “Senior Transeastern Defendants”) were lenders to parties involved in a joint venture with TOUSA, Inc. (“TOUSA”) on a $450 million Credit Agreement dated as of August 1, 2005 (the “Credit Agreement”). In 2006, the administrative agent under the Credit Agreement brought claims against TOUSA alleging that certain events of default had occurred under the Credit Agreement thus triggering the guaranties (the “Transeastern Litigation”). On July 31, 2007, TOUSA and the Senior Transeastern Defendants reached a settlement in the Transeastern Litigation pursuant to which the Fund (as well as the other Senior Transeastern Defendants) released its claims and was paid $1,052,271. To fund the settlement, TOUSA entered into a $500 million credit facility with new lenders secured by liens on the assets of certain of TOUSA’s subsidiaries. On January 29, 2008, TOUSA and certain of its subsidiaries filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code. In August 2008, the Committee of Unsecured Creditors of TOUSA (“Committee”) filed the Lawsuit, seeking as to the Fund and the other Senior Transeastern Defendants a return of the money the Senior Transeastern Defendants received as part of the Transeastern Litigation settlement. The Lawsuit went to trial in July 2009, and the Bankruptcy Court ordered the Fund and the other Senior Transeastern Defendants to disgorge the money they received in settlement of the Transeastern Litigation. The Senior Transeastern Defendants, including the Fund, appealed the Bankruptcy Court’s decision to the District Court for the Southern District of Florida (the “District Court”). To stay execution of the judgment against the Fund pending appeal, the Fund deposited $1,327,620 with the Bankruptcy Court clerk of court. On February 11, 2011, the District Court entered an opinion and order quashing the Bankruptcy Court’s decision as it relates to the liability of the Senior Transeastern Defendants and ordering that “[t]he Bankruptcy Court’s imposition of remedies as to the [Senior Transeastern Defendants] is null and void.” On March 8, 2011, the Committee appealed the District Court’s order to the Eleventh Circuit Court of Appeals. On May 15, 2012, the Eleventh Circuit reversed the decision of the District Court. A petition for rehearing by the entire panel of the Eleventh Circuit was filed and denied. Several appeal issues related to remedies remain to be decided by the District Court. Those issues have been briefed and we await a ruling by the District Court.
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Floating Rate Fund | Semiannual Report 2017	45

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
46	Columbia Floating Rate Fund | Semiannual Report 2017

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Columbia Floating Rate Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR149_07_G01_(03/17)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 24, 2017